UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/17

Date of reporting period:	3/31/17

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“We recommend working with a personal financial professional who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2017

Welcome to the MassMutual Premier Funds Semiannual Report, covering the six months from October 1, 2016 to March 31, 2017.

Market Highlights

•	During the period, U.S. stocks enjoyed strong performance, bolstered by a rally which started after the November 2016 U.S. presidential election.

•	Data throughout the period pointed to a slowly improving global economic environment.

•	Foreign stocks trailed U.S. stock returns throughout 2016, with developed markets stocks lagging emerging market stocks, although both began to show improvement during the first quarter of 2017.

•	U.S. bonds encountered headwinds, as post-election “risk on” attitudes depressed prices.

•	The Federal Reserve (the “Fed”) raised short-term interest rates by one-quarter of one percent twice during the period.

Market Environment

Overall, 2016 delivered positive returns to domestic stock investors. The S&P 500® Index* ended the year up 11.96 percent and nearly half of that gain occurred in the last seven weeks of the year. The rally continued into the first quarter of 2017, as the index added another 6.07 percent by March 31, 2017.

The most significant event of this reporting period was the surprising election of Donald J. Trump as the 45th President of the United States. Investor sentiment was buoyed by campaign promises focused on tax reforms, infrastructure spending, health care reform, and the creation of American jobs. Solid economic data, which supported confidence in a slowly improving global market environment, and investor optimism drove the Dow Jones Industrial AverageSM (the “Dow”) above 20,000 – a milestone for the first time ever on January 25, 2017. In a clear indication of the market’s post-election acceleration, the Dow closed above 21,000 on March 1, 2017 – just twenty-four trading days after crossing the 20,000 mark. This tied a 1999 record for the shortest time frame between 1000-point gains. The Dow closed the reporting period at 20,662.

All major U.S. stock indexes enjoyed a strong finish to 2016, but not equally. During the first half of the reporting period, small-cap stocks significantly outperformed large-cap issues, but that trend reversed by the end of the period, as large cap stocks outperformed their small-cap counterparts for the first three months of 2017. Similarly, value stocks outperformed growth stocks in 2016 by a wide margin – but since January 2017 and through the end of the reporting period, growth stocks outperformed value issues.

Market sectors also experienced uneven performance throughout the reporting period. Energy, telecommunication services, and financial stocks enjoyed the greatest lift through the end of 2016, as health care, information technology, and consumer discretionary stocks lagged. However, by the end of the reporting period, the information technology sector had appreciated more than 10 percent and consumer discretionary and health care stocks logged increases of six percent and seven percent, respectively. Additionally, on March 31, 2017, both energy and telecommunication services showed negative performance for the quarter, with the financial sector appreciating less than one percent.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

As noted earlier, the global economy continued to show signs of strength throughout the reporting period. On the domestic front, strong jobs and housing data continued. Job creation remained steady, as the unemployment rate edged down to 4.7 percent at the end of the period. Housing starts continued to show year-over-year improvement, as did new home sales. Notable during this reporting period was the gap between sentiment and surveys and hard economic data. For example, consumer sentiment, as measured by the University of Michigan Consumer Sentiment Index, hit 96.9 to end the first quarter of 2017; however, actual consumer spending during the period remained range-bound.

Developed international markets ended 2016 with a modest one percent increase, as measured by the MSCI EAFE® Index*, an indicator of the performance of foreign developed-market stocks. European nations struggled to understand the impact of the Brexit vote on the future of the European Union (EU), even as other nations faced elections in which populist sentiment seemed to lean toward following Great Britain’s lead. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) Even though British Prime Minister Theresa May triggered Article 50 of the Lisbon Treaty to begin the country’s official exit from the EU on March 29, 2017, the MSCI EAFE Index ended the reporting period up 7.25 percent. Asian markets were notable during the period for their lack of major market disturbances. Emerging markets lagged toward the end of 2016, but rebounded during the first quarter of 2017. The MSCI Emerging Markets Index*, a measure of the performance of emerging stock markets throughout the world, ended the reporting period up 11.45 percent.

In previous reporting periods, we wrote frequently about the Fed and its plans to normalize short-term interest rates. In the recent Premier annual report, we observed how closely investors watched the Fed’s signals regarding rate hikes. In previous reporting periods, the mere hint of a rate hike could send markets into a tailspin. During this reporting period, the Federal Open Market Committee raised the federal funds rate – the Fed’s overnight bank lending rate – twice by one-quarter of one percent and markets barely reacted. At the end of March, markets continued to rise, despite the Fed’s forecast of two more rate hikes in 2017.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. The slow rise in yields accelerated higher following the Trump victory. The prospect of more stimulus from a Trump administration shifted longer-term assumptions about inflation and investors reacted by selling bonds. The yield on the 10-year U.S. Treasury bond moved above 2.00 percent in a matter of days and continued even higher, before retreating in the final weeks of 2016 to end the year at just below 2.50 percent. U.S. corporate bond returns moved downward along with Treasury bonds. However, investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period. High-yield bonds are the fixed income investments most like stocks and they tend to respond favorably to positive economic activity.

Review and maintain your strategy

MassMutual is committed to helping people secure their future and protect the ones they love. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As noted in this report, financial markets can react and contract with little notice. The diversified suite of investment options we provide in our Premier series of Funds taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for retirement. We also recommend working with a personal financial professional, who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals. As always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 4/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

MassMutual Premier U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual Premier U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Discount Notes	78.1%
Repurchase Agreement	15.3%
U.S. Treasury Bill	9.6%
U.S. Government Obligations	3.4%
Time Deposit	0.0%

Total Short-Term Investments	106.4%
Other Assets and Liabilities	(6.4)%
Net Assets	100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Corporate Debt	45.8%
Non-U.S. Government Agency Obligations	37.4%
U.S. Treasury Obligations	9.6%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Purchased Options	0.2%
Municipal Obligations	0.0%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MassMutual Premier Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

U.S. Treasury Obligations	90.3%
Non-U.S. Government Agency Obligations	40.1%
Corporate Debt	4.0%
Purchased Options	0.2%
Municipal Obligations	0.1%
U.S. Government Agency Obligations and Instrumentalities	0.8%

Total Long-Term Investments	135.5%
Short-Term Investments and Other Assets and Liabilities	(35.5)%

Net Assets	100.0%

MassMutual Premier Core Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	29.8%
U.S. Government Agency Obligations and Instrumentalities	23.4%
U.S. Treasury Obligations	6.0%
Sovereign Debt Obligations	1.0%
Municipal Obligations	0.6%
Preferred Stock	0.3%
Purchased Options	0.2%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Corporate Debt	42.5%
Non-U.S. Government Agency Obligations	29.2%
U.S. Government Agency Obligations and Instrumentalities	19.0%
U.S. Treasury Obligations	3.8%
Sovereign Debt Obligations	0.8%
Purchased Options	0.4%
Municipal Obligations	0.2%
Preferred Stock	0.1%
Common Stock	0.0%
Warrants	0.0%

Total Long-Term Investments	96.0%
Short-Term Investments and Other Assets and Liabilities	4.0%

Net Assets	100.0%

MassMutual Premier High Yield Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Corporate Debt	94.2%
Bank Loans	5.7%
Preferred Stock	0.2%
Common Stock	0.0%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Premier Balanced Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Common Stock	63.3%
Corporate Debt	10.2%
Mutual Funds	9.0%
Non-U.S. Government Agency Obligations	8.4%
U.S. Government Agency Obligations and Instrumentalities	6.4%
U.S. Treasury Obligations	1.2%
Sovereign Debt Obligations	0.3%
Municipal Obligations	0.2%
Preferred Stock	0.1%
Purchased Options	0.1%
Rights	0.0%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MassMutual Premier Value Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Value Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies with varying market capitalizations that the Fund’s subadviser believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadviser currently focuses on securities of larger size companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 3/31/17

JP Morgan Chase & Co.	5.1%
Bank of America Corp.	5.1%
Edison International	3.1%
Chevron Corp.	2.9%
Suncor Energy, Inc.	2.4%
Broadcom Ltd.	2.1%
UnitedHealth Group, Inc.	2.1%
Eaton Corp. PLC	2.1%
Comcast Corp. Class A	2.1%
Johnson Controls International PLC	2.1%

29.1%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 3/31/17

Financial	25.7%
Consumer, Non-cyclical	15.9%
Industrial	12.9%
Technology	12.2%
Energy	11.2%
Communications	7.1%
Consumer, Cyclical	6.1%
Basic Materials	3.9%
Utilities	3.7%
Mutual Funds	2.8%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

MassMutual Premier Disciplined Value Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Value Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser considers to be undervalued. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/17

JP Morgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.7%
Bank of America Corp.	2.5%
iShares Russell 1000 Value Index Fund	2.4%
Wells Fargo & Co.	2.0%
Johnson & Johnson	2.0%
The Procter & Gamble Co.	1.9%
Citigroup, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.8%
AT&T, Inc.	1.8%

22.0%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/17

Financial	33.2%
Consumer, Non-cyclical	14.4%
Industrial	9.5%
Consumer, Cyclical	8.9%
Energy	8.8%
Technology	7.8%
Communications	6.9%
Utilities	4.5%
Basic Materials	3.1%
Mutual Funds	2.4%
Rights	0.00%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MassMutual Premier Main Street Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/17

Apple, Inc.	6.4%
Alphabet, Inc. Class C	4.1%
Citigroup, Inc.	3.1%
Comcast Corp. Class A	3.0%
PepsiCo, Inc.	2.8%
General Electric Co.	2.7%
Lowe’s Cos., Inc.	2.4%
Merck & Co., Inc.	2.3%
Berkshire Hathaway, Inc. Class B	2.3%
Facebook, Inc. Class A	2.3%

31.4%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/17

Consumer, Non-cyclical	23.9%
Financial	19.2%
Communications	13.0%
Industrial	11.9%
Technology	11.4%
Consumer, Cyclical	8.4%
Energy	6.2%
Utilities	3.5%
Basic Materials	2.4%
Mutual Funds	1.6%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

MassMutual Premier Disciplined Growth Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Growth Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser believes offer the potential for long-term growth. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/17

Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Alphabet, Inc. Class A	2.3%
iShares Russell 1000 Growth Index Fund	2.1%
Amazon.com, Inc.	2.0%
Facebook, Inc. Class A	1.7%
Amgen, Inc.	1.6%
The Boeing Co.	1.4%
AbbVie, Inc.	1.3%
UnitedHealth Group, Inc.	1.3%

24.0%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/17

Consumer, Non-cyclical	24.6%
Technology	20.4%
Communications	15.4%
Consumer, Cyclical	15.3%
Industrial	10.9%
Financial	7.9%
Basic Materials	2.3%
Mutual Funds	2.1%
Energy	0.8%
Utilities	0.1%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MassMutual Premier Small Cap Opportunities Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/17

Korn/Ferry International	2.3%
Prestige Brands Holdings, Inc.	2.2%
MB Financial, Inc.	1.8%
Portland General Electric Co.	1.7%
j2 Global, Inc.	1.6%
On Assignment, Inc.	1.6%
CACI International, Inc. Class A	1.6%
NuVasive, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
IBERIABANK Corp.	1.5%

17.5%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/17

Financial	25.6%
Consumer, Non-cyclical	21.9%
Consumer, Cyclical	12.9%
Technology	12.8%
Industrial	12.2%
Mutual Funds	8.6%
Energy	4.1%
Basic Materials	4.1%
Communications	2.9%
Utilities	2.5%

Total Long-Term Investments	107.6%
Short-Term Investments and Other Assets and Liabilities	(7.6)%

Net Assets	100.0%

MassMutual Premier Global Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts, and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. The Fund normally will invest in at least three countries (one of which may be the United States) and typically invests in a number of different countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/17

S&P Global, Inc.	3.2%
Airbus SE	2.9%
Citigroup, Inc.	2.8%
Alphabet, Inc. Class C	2.7%
Alphabet, Inc. Class A	2.6%
Murata Manufacturing Co. Ltd.	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
SAP SE	2.5%
Oppenheimer Institutional Government Money Market Fund Class E	2.5%
Colgate-Palmolive Co.	2.5%

26.8%

MassMutual Premier Global Fund Sector Table (% of Net Assets) on 3/31/17

Consumer, Non-cyclical	23.7%
Financial	18.2%
Industrial	17.7%
Communications	13.9%
Consumer, Cyclical	13.2%
Technology	9.2%
Mutual Funds	6.7%
Basic Materials	0.9%
Energy	0.8%

Total Long-Term Investments	104.3%
Short-Term Investments and Other Assets and Liabilities	(4.3)%

Net Assets	100.0%

MassMutual Premier International Equity Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/17

Infineon Technologies AG	2.3%
Oppenheimer Institutional Government Money Market Fund Class E	1.9%
SAP SE	1.9%
Valeo SA	1.9%
Nippon Telegraph & Telephone Corp.	1.8%
Temenos Group AG Registered	1.6%
Continental AG	1.6%
Carnival Corp.	1.6%
Dollarama, Inc.	1.6%
Nidec Corp.	1.5%

17.7%

MassMutual Premier International Equity Fund Sector Table (% of Net Assets) on 3/31/17

Consumer, Non-cyclical	28.1%
Consumer, Cyclical	24.0%
Industrial	17.5%
Technology	11.4%
Communications	9.4%
Financial	3.6%
Basic Materials	2.9%
Mutual Funds	2.2%
Energy	0.9%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%

Net Assets	100.0%

MassMutual Premier Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/17

Alibaba Group Holding Ltd. Sponsored ADR	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Tencent Holdings Ltd.	5.4%
Housing Development Finance Corp. Ltd.	5.0%
Novatek PJSC Sponsored GDR	3.2%
Magnit PJSC	3.1%
Infosys Ltd.	2.8%
AIA Group Ltd.	2.6%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	2.0%
Ctrip.com International Ltd. ADR	1.8%

37.4%

MassMutual Premier Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/17

Financial	24.3%
Consumer, Non-cyclical	20.0%
Communications	17.8%
Consumer, Cyclical	13.1%
Technology	9.4%
Industrial	4.1%
Energy	3.2%
Basic Materials	2.6%
Diversified	1.8%
Mutual Funds	1.4%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 106.4%
Discount Notes — 78.1%
Federal Farm Credit Bank 1.012% 6/29/17	$13,000,000	$12,999,991
Federal Farm Credit Banks 0.860% 6/05/17	2,500,000	2,500,002
Federal Farm Credit Banks 0.891% 10/13/17	1,000,000	1,001,032
Federal Farm Credit Banks 0.960% 10/06/17	10,000,000	10,015,793
Federal Farm Credit Banks 0.993% 4/17/17	1,217,000	1,217,016
Federal Farm Credit Banks 1.053% 9/28/17	2,000,000	2,001,573
Federal Farm Credit Discount Notes 0.507% 4/03/17	1,018,000	1,017,972
Federal Home Loan Bank 0.583% 4/24/17	9,500,000	9,500,000
Federal Home Loan Bank 0.812% 1/23/18	10,000,000	10,000,445
Federal Home Loan Bank 0.815% 9/01/17	18,200,000	18,207,279
Federal Home Loan Bank 0.870% 9/05/17	10,000,000	10,002,623
Federal Home Loan Bank 0.904% 12/07/17	6,000,000	6,009,201
Federal Home Loan Bank 0.968% 1/04/18	2,000,000	2,005,256
Federal Home Loan Bank 0.974% 1/08/18	1,200,000	1,203,089
Federal Home Loan Bank 0.977% 11/27/17	1,500,000	1,501,802
Federal Home Loan Bank 0.987% 4/25/17	1,200,000	1,200,085
Federal Home Loan Bank 1.027% 8/21/17	15,000,000	15,014,608
Federal Home Loan Bank 1.033% 6/28/17	21,400,000	21,401,600
Federal Home Loan Bank 1.035% 9/01/17	4,000,000	4,005,830
Federal Home Loan Bank Discount Notes 0.497% 4/07/17	2,900,000	2,899,764
Federal Home Loan Bank Discount Notes 0.528% 4/05/17	7,600,000	7,599,561
Federal Home Loan Bank Discount Notes 0.538% 4/07/17	1,600,000	1,599,859
Federal Home Loan Bank Discount Notes 0.538% 4/10/17	1,100,000	1,099,854

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.538% 4/17/17	$1,600,000	$1,599,623
Federal Home Loan Bank Discount Notes 0.538% 4/18/17	1,900,000	1,899,524
Federal Home Loan Bank Discount Notes 0.543% 4/26/17	701,000	700,740
Federal Home Loan Bank Discount Notes 0.569% 6/02/17	700,000	699,325
Federal Home Loan Bank Discount Notes 0.589% 4/06/17	900,000	899,928
Federal Home Loan Bank Discount Notes 0.630% 7/14/17	900,000	898,388
Federal Home Loan Bank Discount Notes 0.646% 7/21/17	1,442,000	1,439,177
Federal Home Loan Bank Discount Notes 0.692% 9/18/17	800,000	797,431
Federal Home Loan Bank Discount Notes 0.710% 4/04/17	4,300,000	4,299,749
Federal Home Loan Bank Discount Notes 0.710% 4/10/17	679,000	678,881
Federal Home Loan Bank Discount Notes 0.713% 9/19/17	650,000	647,839
Federal Home Loan Bank Discount Notes 0.725% 4/17/17	2,530,000	2,529,196
Federal Home Loan Bank Discount Notes 0.728% 4/17/17	1,500,000	1,499,521
Federal Home Loan Bank Discount Notes 0.730% 4/12/17	900,000	899,802
Federal Home Loan Bank Discount Notes 0.731% 4/11/17	1,400,000	1,399,720
Federal Home Loan Bank Discount Notes 0.740% 4/19/17	1,600,000	1,599,416
Federal Home Loan Bank Discount Notes 0.741% 4/21/17	2,552,000	2,550,965

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.741% 5/01/17	$600,000	$599,635
Federal Home Loan Bank Discount Notes 0.751% 4/21/17	5,100,000	5,097,903
Federal Home Loan Bank Discount Notes 0.751% 4/28/17	1,100,000	1,099,390
Federal Home Loan Bank Discount Notes 0.761% 4/12/17	400,000	399,908
Federal Home Loan Bank Discount Notes 0.761% 4/19/17	2,200,000	2,199,175
Federal Home Loan Bank Discount Notes 0.761% 4/27/17	650,000	649,648
Federal Home Loan Bank Discount Notes 0.761% 4/17/17	800,000	799,733
Federal Home Loan Bank Discount Notes 0.761% 5/17/17	4,000,000	3,996,167
Federal Home Loan Bank Discount Notes 0.764% 4/21/17	6,750,000	6,747,176
Federal Home Loan Bank Discount Notes 0.766% 4/21/17	3,000,000	2,998,742
Federal Home Loan Bank Discount Notes 0.766% 4/26/17	1,340,000	1,339,297
Federal Home Loan Bank Discount Notes 0.781% 4/20/17	600,000	599,756
Federal Home Loan Bank Discount Notes 0.781% 4/27/17	760,000	759,577
Federal Home Loan Bank Discount Notes 0.782% 5/24/17	2,888,000	2,884,726
Federal Home Loan Bank Discount Notes 0.787% 5/31/17	1,500,000	1,498,063
Federal Home Loan Bank Discount Notes 0.792% 5/15/17	1,000,000	999,047
Federal Home Loan Bank Discount Notes 0.792% 5/22/17	1,336,000	1,334,524

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.865% 8/02/17	$737,000	$734,860
Federal Home Loan Bank Discount Notes 0.865% 8/03/17	1,200,000	1,196,487
Federal Home Loan Bank Discount Notes 0.865% 8/04/17	1,000,000	997,049
Federal Home Loan Bank Discount Notes 0.879% 11/09/17	5,000,000	4,973,483
Federal Home Loan Bank Discount Notes 0.879% 11/09/17	2,300,000	2,287,802
Federal Home Loan Bank Discount Notes 0.927% 9/20/17	1,403,000	1,396,900
Federal Home Loan Mortgage Corp. 0.921% 11/13/17	3,095,000	3,097,160
Federal Home Loan Mortgage Corp. 1.106% 7/21/17	2,000,000	2,001,562
Federal National Mortgage Association 0.775% 9/11/17	600,000	597,935
Federal National Mortgage Association 0.775% 9/11/17	1,400,000	1,395,182
Federal National Mortgage Association 0.840% 10/05/17	8,100,000	8,106,463

		229,830,810

Repurchase Agreement — 15.3%
HSBC Securities (USA) Inc. Tri-Party Repurchase Agreement, dated 3/31/17, 0.760%, due 4/03/17 (a)	45,000,000	45,000,000

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	79,069	79,069

U.S. Government Obligation — 3.4%
U.S. Treasury Note, 0.625%, due 5/31/17	10,000,000	10,001,251

U.S. Treasury Bill — 9.6%
U.S. Treasury Bill 0.000% 4/27/17	10,000,000	9,994,612
U.S. Treasury Bill 0.000% 6/22/17	5,000,000	4,992,825
U.S. Treasury Bill 0.000% 7/20/17	7,400,000	7,386,377

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.000% 8/03/17	$700,000	$698,503
U.S. Treasury Bill 0.000% 11/09/17	5,000,000	4,978,339

		28,050,656

TOTAL SHORT-TERM INVESTMENTS (Cost $312,961,786)		312,961,786

TOTAL INVESTMENTS — 106.4% (Cost $312,961,786) (b)		312,961,786

Other Assets/(Liabilities) — (6.4)%		(18,697,503)

NET ASSETS — 100.0%		$294,264,283

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $45,002,850. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% – 1.625%, maturity dates ranging from 3/31/18 – 2/15/43, and an aggregate market value, including accrued interest, of $45,903,882.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.6%

CORPORATE DEBT — 45.8%
Aerospace & Defense — 1.0%
Harris Corp. 1.999% 4/27/18	$2,960,000	$2,963,876
L3 Technologies, Inc. 5.200% 10/15/19	2,690,000	2,882,539

		5,846,415

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	2,795,000	2,804,394
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,878,000	2,914,686

		5,719,080

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	94,457	94,928
Delta Air Lines, Inc. 3.625% 3/15/22	1,915,000	1,954,843
WestJet Airlines Ltd. (a) 3.500% 6/16/21	1,885,000	1,872,459

		3,922,230

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC 2.240% 6/15/18	1,430,000	1,434,883
General Motors Co. 3.500% 10/02/18	395,000	403,671
General Motors Financial Co., Inc. 2.400% 5/09/19	760,000	761,635
General Motors Financial Co., Inc. 3.100% 1/15/19	905,000	919,600
General Motors Financial Co., Inc. 3.200% 7/13/20	915,000	930,756
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,357,391
Hyundai Capital America (a) 2.550% 2/06/19	635,000	638,356
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	1,475,000	1,426,801

		8,873,093

Auto Parts & Equipment — 1.0%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	2,660,000	2,773,050
Lear Corp. 4.750% 1/15/23	2,850,000	2,952,198

		5,725,248

	Principal Amount	Value
Banks — 6.0%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	$2,965,000	$2,973,222
Bancolombia SA 5.950% 6/03/21	1,215,000	1,331,944
Bank of America Corp. 2.151% 11/09/20	1,575,000	1,560,789
Bank of America Corp. 5.700% 5/02/17	3,100,000	3,110,199
Citigroup, Inc. 2.350% 8/02/21	3,000,000	2,953,470
First Horizon National Corp. 3.500% 12/15/20	3,420,000	3,514,098
The Goldman Sachs Group, Inc. 2.750% 9/15/20	2,750,000	2,772,781
The Goldman Sachs Group, Inc. 2.875% 2/25/21	3,400,000	3,422,025
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	844,200
JP Morgan Chase & Co. 4.500% 1/24/22	2,800,000	3,017,549
Macquarie Bank Ltd. (a) 2.850% 1/15/21	380,000	381,672
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	2,830,000	2,840,049
Regions Bank 7.500% 5/15/18	613,000	649,038
Regions Financial Corp. 3.200% 2/08/21	2,230,000	2,267,740
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,620,000	1,576,973
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	260,000	260,434
SVB Financial Group 5.375% 9/15/20	225,000	243,511
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,290,000	1,310,013

		35,029,707

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,765,000	1,778,273
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	2,922,000	2,938,848
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	644,489

		5,361,610

Biotechnology — 0.8%
Baxalta, Inc. 2.000% 6/22/18	1,525,000	1,527,567
Celgene Corp. 2.250% 5/15/19	270,000	271,453

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Celgene Corp. 2.875% 8/15/20	$2,650,000	$2,690,534

		4,489,554

Building Materials — 1.6%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	2,929,000	3,193,041
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	1,334,000	1,377,355
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.098% 6/30/17	585,000	585,958
Masco Corp. 3.500% 4/01/21	990,000	1,007,434
Masco Corp. 7.125% 3/15/20	1,750,000	1,971,445
Standard Industries, Inc. (a) 5.500% 2/15/23	1,472,000	1,505,120

		9,640,353

Chemicals — 2.3%
Airgas, Inc. 3.050% 8/01/20	2,955,000	3,035,742
CF Industries, Inc. 6.875% 5/01/18	2,820,000	2,939,850
The Dow Chemical Co. 8.550% 5/15/19	320,000	362,755
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	1,127,000	1,211,979
LyondellBasell Industries NV 5.000% 4/15/19	1,353,000	1,425,004
LyondellBasell Industries NV 6.000% 11/15/21	1,410,000	1,596,308
RPM International, Inc. 3.450% 11/15/22	43,000	43,549
RPM International, Inc. 6.125% 10/15/19	2,422,000	2,642,259
RPM International, Inc. 6.500% 2/15/18	353,000	367,337

		13,624,783

Commercial Services — 0.6%
Ecolab, Inc. 2.000% 1/14/19	1,425,000	1,434,532
S&P Global, Inc. 3.300% 8/14/20	2,050,000	2,094,319

		3,528,851

Computers — 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	1,305,000	1,337,249

	Principal Amount	Value
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	$980,000	$1,024,830
Everett Spinco, Inc. (a) 2.875% 3/27/20	565,000	569,734
Leidos Holdings, Inc. 4.450% 12/01/20	2,301,000	2,393,040

		5,324,853

Diversified Financial Services — 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,670,000	1,715,068
Air Lease Corp. 2.125% 1/15/18	1,680,000	1,683,148
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,099,922
Air Lease Corp. STEP 5.625% 4/01/17	190,000	190,000
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,301,063
Ally Financial, Inc. 4.750% 9/10/18	2,270,000	2,332,425
Athene Global Funding (a) 4.000% 1/25/22	2,935,000	2,984,654
CIT Group, Inc. 4.250% 8/15/17	3,000,000	3,026,250
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,450,000	2,464,200
International Lease Finance Corp. 3.875% 4/15/18	1,245,000	1,269,310
Lazard Group LLC 4.250% 11/14/20	1,670,000	1,756,429

		19,822,469

Electric — 2.2%
Ameren Corp. 2.700% 11/15/20	1,415,000	1,427,782
Duke Energy Corp. 1.800% 9/01/21	1,540,000	1,487,546
EDP Finance BV (a) 4.125% 1/15/20	2,460,000	2,526,420
EDP Finance BV (a) 4.900% 10/01/19	343,000	360,150
Entergy Texas, Inc. 2.550% 6/01/21	325,000	321,134
Entergy Texas, Inc. 7.125% 2/01/19	1,803,000	1,959,518
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	924,750
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,185,000	1,282,715
Majapahit Holding BV (a) 7.750% 1/20/20	1,160,000	1,308,712

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Southern Co. 1.850% 7/01/19	$465,000	$462,471
The Southern Co. 2.350% 7/01/21	1,040,000	1,021,150
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	27,055	27,489

		13,109,837

Electronics — 0.5%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	653,598
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	269,502
Tech Data Corp. 3.700% 2/15/22	580,000	582,010
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,496,517

		3,001,627

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.598% 4/15/43	440,000	440,103

Environmental Controls — 0.3%
Clean Harbors, Inc. 5.250% 8/01/20	1,700,000	1,730,226

Foods — 0.9%
Danone SA (a) 2.077% 11/02/21	3,075,000	2,992,482
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	664,115
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	1,490,000	1,433,683
Tyson Foods, Inc. 2.650% 8/15/19	180,000	181,981

		5,272,261

Forest Products & Paper — 0.5%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	2,750,000	2,755,775

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 1.622% 11/17/18	705,000	702,487
Stanley Black & Decker, Inc. 2.451% 11/17/18	2,240,000	2,263,339

		2,965,826

Health Care – Products — 0.9%
Abbott Laboratories 2.350% 11/22/19	1,525,000	1,531,321
Abbott Laboratories 2.900% 11/30/21	1,545,000	1,551,760

	Principal Amount	Value
Boston Scientific Corp. 2.850% 5/15/20	$785,000	$795,894
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,214,977

		5,093,952

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	971,000	1,020,467
Cigna Corp. 4.500% 3/15/21	1,805,000	1,919,287
HCA, Inc. 3.750% 3/15/19	2,830,000	2,893,675
Laboratory Corp. of America Holdings 2.625% 2/01/20	1,400,000	1,407,382

		7,240,811

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,853,000	2,935,024

Housewares — 0.1%
Newell Brands, Inc. 2.600% 3/29/19	342,000	346,229

Insurance — 2.3%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,476,709
CNA Financial Corp. 5.750% 8/15/21	301,000	334,968
Enstar Group Ltd. 4.500% 3/10/22	985,000	997,395
Lincoln National Corp. 6.250% 2/15/20	1,290,000	1,421,823
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,410,000	1,534,294
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	3,180,000	3,232,337
Trinity Acquisition PLC 3.500% 9/15/21	1,480,000	1,504,629
Unum Group 3.000% 5/15/21	480,000	480,544
Willis Towers Watson PLC 5.750% 3/15/21	840,000	922,984
XLIT Ltd. 5.750% 10/01/21	1,335,000	1,482,720

		13,388,403

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	2,635,000	2,821,658

Investment Companies — 0.4%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,478,964

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FS Investment Corp. 4.000% 7/15/19	$1,040,000	$1,049,078

		2,528,042

Leisure Time — 0.5%
Brunswick Corp. (a) 4.625% 5/15/21	3,130,000	3,209,540

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	410,000	400,772
Marriott International, Inc. 2.875% 3/01/21	2,015,000	2,037,274

		2,438,046

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,229,000	1,239,754
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	267,981
CNH Industrial Capital LLC 3.875% 10/15/21	945,000	945,482
CNH Industrial Capital LLC 4.875% 4/01/21	590,000	619,500

		3,072,717

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,365,000	1,404,091
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	1,450,000	1,462,688
Sirius XM Radio, Inc. (a) 5.750% 8/01/21	1,400,000	1,454,600
Viacom, Inc. 2.250% 2/04/22	175,000	167,963

		4,489,342

Mining — 0.5%
Glencore Canada Corp. 5.500% 6/15/17	2,271,000	2,287,601
Glencore Finance Canada Ltd. (a) 2.700% 10/25/17	530,000	532,125

		2,819,726

Office & Business Equipment — 0.6%
Pitney Bowes, Inc. 3.375% 10/01/21	3,675,000	3,611,577
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	75,385

		3,686,962

Oil & Gas — 0.5%
Concho Resources, Inc. 5.500% 10/01/22	3,110,000	3,214,963

	Principal Amount	Value
Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	$2,730,000	$2,846,025

Pharmaceuticals — 1.8%
AbbVie, Inc. 1.800% 5/14/18	2,590,000	2,592,914
Actavis Funding SCS 2.350% 3/12/18	1,580,000	1,586,889
Express Scripts Holding Co. 3.300% 2/25/21	2,865,000	2,914,541
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	735,000	718,767
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,825,000	2,726,294

		10,539,405

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp. 2.250% 1/15/22	465,000	448,744
American Tower Corp. 3.300% 2/15/21	1,105,000	1,120,511
American Tower Corp. 4.500% 1/15/18	850,000	868,137
Crown Castle International Corp. 3.400% 2/15/21	1,869,000	1,901,160
DDR Corp. 7.500% 7/15/18	2,400,000	2,553,408
Digital Realty Trust LP 3.400% 10/01/20	925,000	948,680
Highwoods Realty LP 7.500% 4/15/18	170,000	179,525
Simon Property Group LP 2.350% 1/30/22	1,760,000	1,730,599
Weyerhaeuser Co. 7.375% 10/01/19	510,000	571,662

		10,322,426

Retail — 1.6%
AutoNation, Inc. 3.350% 1/15/21	2,085,000	2,109,649
CVS Health Corp. 2.125% 6/01/21	2,405,000	2,359,017
Dollar Tree, Inc. 5.750% 3/01/23	3,000,000	3,195,000
QVC, Inc. 3.125% 4/01/19	1,449,000	1,471,394

		9,135,060

Semiconductors — 1.1%
Analog Devices, Inc. 2.500% 12/05/21	620,000	614,058

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.000% 1/15/22	$2,315,000	$2,312,051
KLA-Tencor Corp. 2.375% 11/01/17	1,395,000	1,398,249
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	2,025,000	2,100,937

		6,425,295

Telecommunications — 0.4%
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,353,000	1,464,487
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	230,000	230,336
Verizon Communications, Inc. 1.750% 8/15/21	900,000	861,594

		2,556,417

Transportation — 0.9%
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,678,000	1,718,010
Ryder System, Inc. 2.250% 9/01/21	170,000	166,487
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,302,740
Ryder System, Inc. 2.550% 6/01/19	295,000	297,404
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,093,078
TTX Co. (a) 2.250% 2/01/19	925,000	925,425

		5,503,144

Trucking & Leasing — 1.3%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,292,688
GATX Corp. 2.600% 3/30/20	1,475,000	1,494,452
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,240,000	1,247,026
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,676,312
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	50,000	50,735

		7,761,213

TOTAL CORPORATE DEBT (Cost $266,706,347)		268,558,301

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.937% 4/26/27	$221,375	$220,562

TOTAL MUNICIPAL OBLIGATIONS (Cost $221,375)		220,562

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.4%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.478% 10/20/20	630,000	629,999

Automobile ABS — 7.5%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	52,658	52,657
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	205,536	205,552
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	608,807	609,006
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	188,300	188,501
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	714,697
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	601,617
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	278,749	278,566
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	135,842	135,756
CFC LLC, Series 2013-2A, Class C (a) 4.040% 8/15/19	760,000	763,204
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.784% 2/07/27	400,000	396,996
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	52,978	52,970
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	82,520	82,536
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	487,648	486,902
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	322,834	322,886

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	$750,000	$751,481
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	102,465	102,457
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	710,000	708,149
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,870,000	1,865,337
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	464,827	465,235
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	520,000	522,801
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	174,796	174,730
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	540,840	541,296
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	305,616	305,868
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,400,000	1,404,319
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	730,000	734,413
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,255,616	1,255,927
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	530,000	529,045
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	119,231	119,208
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	57,899	57,894
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	252,082	252,232
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	520,000	518,178
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	630,000	633,158

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	$1,295,000	$1,316,852
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	165,264	165,302
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	600,751	601,193
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	121,366	121,225
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	337,912	338,229
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,299,817	1,302,140
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	2,390,000	2,366,521
Flagship Credit Auto Trust, Series 2016-3, Class B (a) 2.430% 6/15/21	1,150,000	1,143,484
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	890,000	877,991
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	861,890	868,140
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,515,000	1,513,550
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	687,167	689,677
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	133,696	133,480
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	783,294
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.612% 4/15/21	1,250,000	1,265,078
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	1,020,000	1,005,167
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.612% 7/15/20	544,988	545,229

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	$32,140	$32,108
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	1,080,000	1,078,795
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	2,000,000	1,998,592
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	550,000	549,384
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	400,000	399,636
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	1,000,000	1,002,930
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	600,000	600,609
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	559,836	561,331
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,700,000	1,712,345
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	1,100,000	1,109,806
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	600,000	611,056
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	1,740,000	1,796,336
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	911,999	911,998
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.962% 1/15/19	994,758	995,384

		44,230,436

Commercial MBS — 2.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.894% 2/10/51	189,105	191,281
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.961% 2/10/51	500,000	509,932

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.231% 2/10/51	$1,078,830	$1,096,261
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	758,243	759,572
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	547,359	552,629
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	529,912	536,984
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.895% 6/11/50	1,215,000	1,237,886
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.712% 3/15/29	1,085,000	1,086,340
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	860,964
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 5.808% 12/10/49	282,543	284,523
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	31,241	31,215
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	515,191	515,430
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 5.981% 2/12/51	900,000	916,063
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	620,154	626,816
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	680,000	693,541
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	330,631	330,646
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.301% 1/11/43	299,467	305,294

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	$66,719	$66,673
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	953,635	943,667
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.053% 2/15/51	240,000	241,036
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.057% 6/15/45	1,200,000	1,214,008
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	759,813	760,612

		13,761,373

Home Equity ABS — 0.6%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.642% 11/25/35	116,346	116,155
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.717% 8/25/35	266,965	267,722
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + ..480%, FRN 1.462% 12/25/35	566,803	567,362
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	83,223	83,043
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 1.222% 10/25/34	445,793	444,751
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	70,954	70,866
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.222% 1/25/36	47,308	47,193

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.152% 8/25/36	$21,535	$21,552
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 1.202% 10/25/35	257,282	257,807
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	373,163	372,642
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.702% 3/25/35	518,095	518,066
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.597% 10/25/28	13	14
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.352% 1/25/36	211,740	211,361
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.242% 9/25/35	54,581	54,685
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/25/35	128,480	128,178
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 1.412% 11/25/35	104,459	104,603

		3,266,000

Other ABS — 17.9%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/41	317,460	308,614
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 6/15/41	420,210	409,468
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	784,066	787,639
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.570% 7/20/26	1,000,000	1,000,352

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.503% 10/15/28	$1,290,000	$1,299,585
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.513% 10/15/28	680,000	682,673
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	836,244	819,519
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	839,375	843,574
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.662% 12/15/42	743,148	722,761
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	192,551	192,863
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	290,076	290,180
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	34,446	34,403
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	603,750	603,265
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	374,461	374,144
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 7/15/26	1,010,000	1,010,019
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	881,250	870,471
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.454% 7/18/27	1,475,000	1,478,006
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,594,517	1,605,886
CAN Capital Funding LLC, Series 2014-1A, Class A, (Acquired 11/14/14, Cost $287,604), (a) (b) 3.117% 4/15/20	290,589	288,734

	Principal Amount	Value
Capital Automotive REIT, Series 2012-1A, Class A1 (a) (c) 3.870% 4/15/47	$620,000	$619,820
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	500,791	501,651
Carlyle Global Market Strategies, Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.231% 10/15/26	2,050,000	2,051,185
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	657,798	653,276
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	74,365	74,338
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	62,586	62,533
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.657% 5/25/35	662,207	663,454
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,662,208	1,646,199
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	481,679	485,805
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (a) 1.282% 7/25/36	184,525	184,376
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,440,600	1,448,461
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	1,033,968	1,028,619
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	189,502	189,486
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	298,836	298,297
Diamond Resorts Owner Trust, Series 2014-1, Class B (a) 2.980% 5/20/27	312,679	312,861
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	605,404	602,490

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	$2,341,158	$2,319,160
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	330,220	329,674
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	1,303,500	1,303,476
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	965,156	983,303
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	416,667	410,016
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.873% 7/15/23	443,438	446,246
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	207,667	210,382
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.810% 4/25/28	1,102,655	1,090,716
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	426,323	419,841
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	399,270	389,688
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	210,211	202,158
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	600,285	602,385
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	274,134	275,820
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	265,483	263,891
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	152,036	149,185
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.480% 7/20/27	1,475,000	1,475,423
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	87,444	87,444

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.188% 4/25/25	$1,505,000	$1,503,971
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	1,393,650	1,397,766
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	1,060,000	1,059,184
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.627% 4/25/35	88,872	89,314
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	329,410	330,027
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,004,126	989,098
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	483,398	473,555
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	379,865	377,085
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) 2.960% 12/26/28	920,000	916,603
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.474% 1/18/26	790,000	790,116
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.173% 7/15/25	2,400,000	2,397,214
LCM XVI LP, Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.523% 7/15/26	1,250,000	1,256,919
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.480% 7/20/26	930,000	930,193
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	990,000	995,167
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	1,580,000	1,581,143
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	1,554,890	1,551,897

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	$417,760	$415,041
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.732% 7/25/35	44,886	45,730
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.927% 4/25/35	394,621	395,489
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	356,392	357,978
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	390,843	386,720
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	711,128	700,702
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	332,366	324,719
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	72,188	72,118
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	740,682	744,693
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	578,529	578,106
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	4,200,000	4,155,375
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	1,500,000	1,491,972
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 3 mo. USD LIBOR + 1.130%, FRN (a) 1.000% 7/20/26	450,000	450,000
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 2.449% 8/15/29	1,350,000	1,358,918
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	420,000	417,545
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	133,686	131,364

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	$802,862	$791,086
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	700,000	693,002
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	252,554	252,032
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 1.232% 2/25/37	257,951	256,876
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 1.382% 10/25/35	160,926	161,071
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	213,043	212,585
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	941,134	936,942
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	1,029,672	1,025,031
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	358,286	359,646
Sierra Receivables Funding Co. LLC, Series 2016-2A, Class B (a) 2.780% 7/20/33	178,613	178,543
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	134,357	134,674
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	994,556	995,599
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	5,147,840	5,141,415
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,643,015	1,641,710
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	2,023,401	2,025,386
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	2,100,000	2,090,603
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,799,158	1,810,192

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	$2,560,000	$2,574,644
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,960,000	1,953,591
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	550,000	550,844
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	576,555	570,761
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 10/17/26	1,140,000	1,140,526
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	1,323,350	1,329,149
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	615,081	607,782
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/21/42	1,260,000	1,275,285
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	1,060,000	1,068,111
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.530% 4/20/27	1,960,000	1,960,129
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.412% 7/15/41	446,928	441,824
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	418,400	415,280
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	1,700,000	1,808,030
Voya CLO Ltd., Series 2014-2A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.473% 7/17/26	1,220,000	1,220,055
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	348,275	344,344
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,004,250	3,017,273

	Principal Amount	Value
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	$444,534	$439,508
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	863,494	859,094
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.250% 12/20/30	860,000	858,925

		105,211,085

Student Loans ABS — 8.2%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 12/26/44	273,202	273,611
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.298% 4/25/29	127,464	127,180
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 7/25/56	1,000,971	994,222
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	508,479	489,843
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 7/25/58	430,000	366,868
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.251% 3/15/26	176,388	175,988
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.512% 1/15/37	813,786	711,284
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	586,911	546,948
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	480,326	477,633
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.480% 10/25/44	2,446,954	2,454,295
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	384,787	380,189

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.682% 1/25/40	$981,470	$976,616
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	1,016,970	1,013,874
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.982% 4/25/40	681,054	679,191
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	495,972	480,219
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	621,057	627,823
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,999,872	2,015,870
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	1,941,607	1,880,106
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	1,058,162	1,037,465
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.032% 2/26/35	1,373,631	1,378,520
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.092% 12/27/66	2,900,000	2,899,654
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.332% 7/26/66	2,098,483	2,097,120
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.534% 12/01/31	635,664	631,932
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.337% 10/28/41	15,326	15,313
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.463% 9/27/35	396,121	392,380

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	$152,005	$151,297
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	854,149	859,091
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 1.920% 7/26/66	2,400,000	2,399,711
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.232% 6/25/65	3,256,522	3,304,766
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.282% 3/25/66	2,800,000	2,842,023
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.528% 12/26/40	692,513	692,513
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	829,200	825,461
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.612% 1/25/37	626,875	624,767
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 6/25/54	395,000	352,034
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 1.614% 1/26/26	202,565	203,120
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800%, FRN 1.838% 7/25/25	543,412	543,989
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 1.932% 11/25/65	1,834,595	1,838,035
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.193% 7/15/36	103,447	103,447

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.473% 7/15/36	$567,000	$516,297
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.148% 1/26/43	480,000	449,651
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.258% 3/25/44	421,432	355,530
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.338% 7/25/25	520,000	512,207
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + . 310%, FRN 1.348% 1/25/40	677,554	611,362
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.781% 12/15/38	533,956	480,662
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.260% 6/17/30	100,000	100,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.612% 5/15/23	1,339,292	1,341,198
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 2.362% 2/17/32	480,000	491,832
SMB Private Education Loan Trust, Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950%, FRN (a) 2.862% 8/16/32	1,350,000	1,413,095
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	833,141	831,214
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.182% 6/25/33	1,106,154	1,118,137
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	280,000	276,504
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	770,000	767,796

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.732% 8/25/36	$1,009,743	$1,039,154
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	188,614	190,703

		48,359,740

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.302% 8/25/34	72,980	72,501
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.478% 2/25/34	23,813	23,789
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	9,215	9,070
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	14,759	14,963
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.038% 8/25/34	71,883	66,155
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.176% 7/25/33	4,598	4,732
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, VRN 3.245% 2/25/34	172,174	180,094
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	9,426	9,117
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	297	314
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) 3.750% 11/25/56	1,140,831	1,175,224
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) 3.000% 10/25/31	2,354,398	2,337,651
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.397% 3/25/34	45,730	47,091

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.038% 4/25/44	$105,904	$106,061

		4,046,762

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.378% 6/25/32	29,775	29,591

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $220,674,544)		219,534,986

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.8%
Collateralized Mortgage Obligations — 5.6%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	2,005,983	2,023,981
Series 4447, Class PA 3.000% 12/15/44	555,297	565,994
Series 3990, Class VA 3.500% 1/15/25	1,410,120	1,469,811
Series 4213, Class VE 3.500% 6/15/26	1,361,285	1,412,743
Series 4290, Class CA 3.500% 12/15/38	2,781,649	2,853,061
Series 4443, Class BA 3.500% 4/15/41	716,777	733,174
Series 2626, Class A 4.000% 6/15/33	821,988	874,837
Series 4328, Class DA 4.000% 1/15/36	2,400,904	2,495,524
Series 4325, Class MA 4.000% 9/15/39	2,783,108	2,891,564
Series 4336, Class MA 4.000% 1/15/40	4,235,293	4,400,631
Series 4323, Class CA 4.000% 3/15/40	1,807,443	1,883,037
Federal National Mortgage Association Series 2016-62, Class FC 1.482% 9/25/46 1 mo. LIBOR + .500%, FRN	1,944,199	1,945,477
Series 2016-74, Class GF 1.482% 10/25/46 1 mo. LIBOR + .500%, FRN	2,286,131	2,298,870
Series 2015-58, Class JP 2.500% 3/25/37	971,332	971,105
Series 2015-20, Class EV 3.500% 7/25/26	1,527,874	1,587,123

	Principal Amount	Value
Series 2014-14, Class A 3.500% 2/25/37	$1,387,315	$1,420,547
Series 2015-62, Class VA 4.000% 10/25/26	460,323	486,808
Series 2014-48, Class AB 4.000% 10/25/40	1,270,397	1,319,917
Series 2013-112, Class HQ 4.000% 11/25/43	526,727	556,642
Government National Mortgage Association, Series 2014-131, Class BW, VRN 2.996% 5/20/41	575,536	589,326

		32,780,172

Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.250%, FRN 2.921% 3/01/37	574,846	606,944
Federal National Mortgage Association Pool #725692 2.707% 10/01/33 1 year CMT + 2.145%, FRN	106,985	112,316
Pool #888586 2.755% 10/01/34 1 year CMT + 2.203%, FRN	185,144	194,640
Pool #775539 2.850% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	58,472	61,227
Pool #684154 5.500% 2/01/18	1,414	1,432
Pool #702331 5.500% 5/01/18	30,581	31,098
Pool #725796 5.500% 9/01/19	251,242	260,333
Pool #844564 5.500% 12/01/20	65,243	68,663
Government National Mortgage Association Pool #507545 7.500% 8/15/29	30,386	36,007
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	217,544	224,953
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	276,580	284,758

		1,882,371

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 2.432% 7/25/28	$344,373	$345,905
Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.882% 10/25/27	267,584	268,014
Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800%, FRN 1.782% 3/25/29	375,752	376,367
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350%, FRN 2.332% 3/25/29	350,000	352,576
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 2.582% 4/25/28	369,139	370,010
Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 7/25/25	53,653	53,667
Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 2.078% 4/25/29	1,464,268	1,475,135
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 2.332% 1/25/29	1,040,688	1,046,303
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 2.432% 1/25/29	1,182,655	1,194,315

		5,482,292

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $40,802,889)		40,144,835

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds & Notes — 9.6%
U.S. Treasury Inflation Index 0.125% 4/15/21	5,941,636	6,002,906
U.S. Treasury Note (d) 0.750% 10/31/18	27,600,000	27,407,338
U.S. Treasury Note 1.125% 9/30/21	17,600,000	17,030,063
U.S. Treasury Note 1.250% 3/31/21	5,700,000	5,583,239

		56,023,546

		Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,014,021)		$56,023,546

TOTAL BONDS & NOTES (Cost $584,419,176)		584,482,230

	Notional Amount

PURCHASED OPTIONS — 0.2%
Financial Services — 0.2%
3-Month USD LIBOR 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	$3,420,000	349,616
3-Month USD LIBOR 30 Year Swaption, Put, Expires 2/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	5,700,000	792,488

		1,142,104

TOTAL PURCHASED OPTIONS (Cost $1,188,792)		1,142,104

TOTAL LONG-TERM INVESTMENTS (Cost $585,607,968)		585,624,334

	Principal Amount

SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 0.3%
ONEOK Partners LP (a) 1.500% 4/13/17	1,900,000	1,899,212

Time Deposit — 1.1%
Euro Time Deposit 0.090% 4/03/17	6,633,695	6,633,695

TOTAL SHORT-TERM INVESTMENTS (Cost $8,532,745)		8,532,907

TOTAL INVESTMENTS — 101.2% (Cost $594,140,713) (e)		594,157,241

Other Assets/(Liabilities) — (1.2)%		(7,316,162)

NET ASSETS — 100.0%		$586,841,079

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $260,082,945 or 44.32% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $288,734 or 0.05% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 135.3%

CORPORATE DEBT — 4.0%
Auto Manufacturers — 0.5%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.082% 1/15/19	$1,280,000	$1,312,531

Banks — 1.9%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.725% 6/04/17	1,625,000	1,626,448
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.931% 12/15/17	2,250,000	2,258,037
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.468% 4/24/17	765,000	765,196
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.608% 2/09/18	870,000	870,416

		5,520,097

Computers — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	800,000	819,770
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 2.928% 10/05/18	1,300,000	1,326,547

		2,146,317

Diversified Financial Services — 0.5%
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,311,187

Pharmaceuticals — 0.4%
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 2.200% 3/12/18	1,250,000	1,258,435

TOTAL CORPORATE DEBT (Cost $7,663,382)		11,548,567

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.937% 4/26/27	150,535	149,982

TOTAL MUNICIPAL OBLIGATIONS (Cost $150,535)		149,982

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.1%
Auto Floor Plan ABS — 0.6%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.340% 1/15/21	$900,000	$902,694
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.332% 9/27/21	520,000	520,465
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.478% 10/20/20	250,000	250,000

		1,673,159

Automobile ABS — 11.7%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	32,405	32,404
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	233,843	233,862
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	965,694	966,009
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	112,418	112,538
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	670,000	669,796
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	420,000	420,582
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	54,545	54,514
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	12,157	12,154
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	303,216	303,279
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	195,412	195,283
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	203,763	203,634

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 1.912% 6/15/28	$1,540,000	$1,547,570
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.784% 2/07/27	260,000	258,047
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	30,936	30,932
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	137,067	137,028
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	543,256	543,364
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	124,554	124,569
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	270,915	270,501
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	272,360	272,333
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	180,325	180,457
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	174,931	174,959
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	289,927	290,365
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	246,007	246,756
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	450,000	450,889
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	65,205	65,200
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	64,690	64,693
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,000,000	997,506
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	287,347	287,600

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	$520,196	$520,496
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	235,897	235,903
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	270,000	271,454
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	22,277	22,276
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	202,889	202,811
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	208,015	208,191
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	366,740	367,042
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,650,000	1,655,091
Enterprise Fleet Financing LLC, Series 2016-2, Class A1 (a) 0.850% 7/20/17	599,359	599,246
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	694,774	694,946
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	73,809	73,795
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	33,687	33,684
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	199,145	199,263
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	310,000	308,914
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	320,000	321,604
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	188,873	188,917
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	536,385	536,780

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	$67,426	$67,347
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	686,491	685,115
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	198,226	197,516
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	471,505	471,947
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	931,945	933,610
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	370,000	365,007
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	505,642	509,309
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	760,000	759,273
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	371,070	372,426
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	256,697	256,282
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.958% 4/10/30	1,200,000	1,205,385
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.612% 4/15/21	730,000	738,805
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	620,000	610,984
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.612% 7/15/20	312,371	312,509
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	36,867	36,830
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	2,000,000	1,998,592

	Principal Amount	Value
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	$340,000	$339,619
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	280,000	279,745
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	580,000	581,699
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.692% 7/15/19	617,637	618,387
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	2,202,040	2,208,025
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	333,236	334,126
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	900,000	906,536
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	510,604	510,238
Westlake Automobile Receivables Trust, Series 2016-3A, Class A1 (a) 0.950% 10/16/17	385,464	385,408
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	11,831	11,830
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	516,531	516,530
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.962% 1/15/19	1,203,337	1,204,093
Wheels SPV 2 LLC, Series 2016-1A, Class A1 (a) 0.010% 8/20/17	489,565	489,418

		33,493,828

Commercial MBS — 0.5%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.712% 3/15/29	900,000	901,111
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	16,424	16,410

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	$313,779	$313,925
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 6.100% 4/17/45	18,383	18,391
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	192,868	192,877

		1,442,714

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.717% 8/25/35	162,783	163,245

Other ABS — 14.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/41	433,455	421,377
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 6/15/41	1,628,104	1,586,484
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 12/15/41	421,976	411,015
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/42	648,375	619,511
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.968% 9/15/41	193,071	181,868
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	720,492	706,083
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.662% 12/15/42	692,876	673,868
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	110,480	110,659
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	96,692	96,727
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	60,281	60,206

	Principal Amount	Value
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	$371,539	$371,240
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	962,901	962,085
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	470,000	464,251
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	996,573	1,003,679
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	700,132	695,318
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	44,619	44,603
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	38,905	38,872
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.657% 5/25/35	393,185	393,926
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	1,820	1,831
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	262,090	264,335
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	51,162	51,051
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	735,000	739,011
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.877% 12/22/17	249,047	249,191
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	647,073	641,744
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	627,351	624,106
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	102,042	101,857

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	$198,132	$197,804
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	762,878	777,221
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	208,333	205,008
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.873% 7/15/23	378,545	380,942
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	240,291	236,638
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	351,595	352,825
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	47,917	47,858
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	281,100	279,414
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	80,448	80,448
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	620,000	619,523
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	296,824	290,779
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.173% 7/15/25	1,150,000	1,148,665
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.956% 10/20/29	840,000	839,994
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	229,413	229,093
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	510,000	512,662
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	1,200,000	1,200,868

	Principal Amount	Value
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	$478,882	$477,961
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	540,104	536,589
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.927% 4/25/35	216,298	216,774
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	43,313	43,271
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	418,268	420,533
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	299,239	299,021
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	400,000	399,312
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	2,600,000	2,572,375
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	2,469,214	2,452,069
OHA Credit Partners XIII Ltd., Series 2016-13A, Class X, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.349% 1/21/30	830,000	829,963
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	64,050	64,076
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	432,310	425,969
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	400,000	396,001
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	142,062	141,768
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.512% 10/15/19	1,000,000	998,411
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 1.232% 2/25/37	132,200	131,649

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	$210,068	$209,540
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	262,415	261,851
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	313,711	312,314
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	76,136	76,315
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	86,614	86,386
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	134,347	132,000
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	544,844	545,415
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	2,528,763	2,525,607
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	905,179	904,461
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	909,394	910,286
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	1,050,000	1,045,302
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,016,916	1,023,152
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,100,000	1,106,292
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	340,000	340,521
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	566,351	560,659
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	646,750	649,584
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	276,814	273,529

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.412% 7/15/41	$266,255	$263,214
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	304,291	302,022
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	242,473	239,732
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	296,136	295,451
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	524,264	521,593
Westgate Resorts LLC, Series 2017-1A, Class A 3.250% 12/20/30	360,000	359,550

		42,265,158

Student Loans ABS — 12.4%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 12/26/44	1,957,947	1,960,880
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 1.162% 8/25/23	105,869	105,795
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.230% 11/22/24	196,581	196,136
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.298% 4/25/29	80,179	80,000
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	145,280	139,955
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 0.445% 6/25/26	350,000	334,512
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.251% 3/15/26	663,976	662,469
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.512% 1/15/37	520,823	455,222

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + .210%, FRN 1.361% 9/28/26	$47,819	$47,794
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	136,708	135,942
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.480% 10/25/44	1,338,178	1,342,193
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	221,253	218,608
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.682% 1/25/40	855,281	851,052
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	525,722	524,121
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.982% 4/25/40	264,854	264,130
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.832% 10/27/36	1,119,439	1,119,438
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.032% 2/26/35	787,053	789,855
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.093% 12/27/66	1,450,000	1,449,827
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.332% 7/26/66	1,135,543	1,134,805
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 10/25/56	504,360	501,456
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 12/25/58	750,000	700,800
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.752% 8/25/48	415,555	411,948

	Principal Amount	Value
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.534% 12/01/31	$382,075	$379,832
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.337% 10/28/41	77,913	77,851
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.372% 5/25/29	212,653	206,126
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.463% 9/27/35	867,417	859,227
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	91,203	90,778
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.412% 12/15/21	94,458	94,437
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.112% 12/15/28	670,000	679,561
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.000% 6/25/65	2,389,401	2,424,799
Navient Student Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.832% 6/25/65	600,000	602,733
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.282% 3/25/66	1,520,000	1,542,812
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.528% 12/26/40	610,505	610,505
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.158% 4/25/31	500,000	497,603
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.403% 6/25/41	404,538	347,175

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 4/25/46	$73,910	$74,368
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 6/25/41	295,000	259,859
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS, FRN 2.096% 4/25/44	450,000	444,460
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.193% 7/15/36	1,711,016	1,711,014
SLM Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.512% 7/15/22	171,335	171,285
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.412% 1/15/43	320,000	334,427
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.000% 10/25/64	312,735	272,576
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.148% 1/26/43	460,000	430,915
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.178% 10/25/28	500,000	493,292
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.248% 10/25/40	369,764	322,565
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.258% 1/25/41	407,446	351,379
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.338% 7/25/25	300,000	295,504
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.348% 1/25/40	406,532	366,817

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.411% 9/15/22	$195,139	$195,070
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.781% 12/15/38	364,061	327,724
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.238% 7/27/26	294,937	296,352
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.270% 3/15/28	250,000	250,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 4.250% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 4.250% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.260% 6/17/30	500,000	500,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.412% 9/15/21	40,895	40,894
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.612% 5/15/23	698,761	699,755
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.012% 9/15/34	260,000	263,436
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	988,036	983,906
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	1,368,731	1,365,566
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.971% 3/25/33	244,998	247,079
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.732% 8/25/36	1,239,905	1,276,020

		35,314,640

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 3/25/45	$122,605	$120,394

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $114,288,632)		114,473,138

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.8%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.000% 1/20/40	145,029	149,968

Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 1.882% 10/25/27	172,019	172,295
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M1 1 mo. USD LIBOR + 1.500%, FRN 2.482% 7/25/25	32,496	32,504
Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 2.282% 4/25/29	614,992	619,557
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 2.332% 1/25/29	582,404	585,546
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 2.432% 1/25/29	653,825	660,271

		2,070,173

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,209,734)		2,220,141

U.S. TREASURY OBLIGATIONS — 90.3%
U.S. Treasury Bonds & Notes — 90.3%
U.S. Treasury Inflation Index (b) 0.125% 4/15/20	14,328,021	14,541,666
U.S. Treasury Inflation Index (b) 0.125% 4/15/21	9,219,780	9,314,854

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	$11,392,286	$11,477,740
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	10,879,916	10,964,235
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	11,654,609	11,647,523
U.S. Treasury Inflation Index (b) 0.125% 7/15/24	10,736,460	10,636,278
U.S. Treasury Inflation Index (b) 0.125% 7/15/26	14,484,470	14,131,397
U.S. Treasury Inflation Index (b) 0.250% 1/15/25	11,327,134	11,230,785
U.S. Treasury Inflation Index (b) 0.375% 7/15/23	11,476,300	11,659,381
U.S. Treasury Inflation Index (b) 0.375% 7/15/25	11,262,130	11,290,916
U.S. Treasury Inflation Index 0.375% 1/15/27	5,749,229	5,724,266
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	10,233,875	10,614,933
U.S. Treasury Inflation Index (b) 0.625% 1/15/24	11,534,608	11,807,943
U.S. Treasury Inflation Index (b) 0.625% 1/15/26	8,419,714	8,572,431
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	4,224,120	3,927,114
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	5,372,500	5,164,428
U.S. Treasury Inflation Index (b) 0.750% 2/15/45	6,712,136	6,389,470
U.S. Treasury Inflation Index 0.875% 2/15/47	1,609,280	1,584,590
U.S. Treasury Inflation Index 1.000% 2/15/46	1,608,763	1,633,215
U.S. Treasury Inflation Index (b) (c) 1.125% 1/15/21	9,972,452	10,499,894
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	8,349,750	8,835,221
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	2,245,540	2,365,517
U.S. Treasury Inflation Index (b) 1.375% 2/15/44	5,729,735	6,317,062
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	4,056,290	4,586,630
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	5,116,995	5,435,559
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	6,116,400	6,939,276
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	2,246,640	2,833,678
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	3,741,829	4,743,135
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	7,728,300	8,913,443

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	$4,815,800	$5,691,799
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	3,890,124	4,755,937
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	1,709,813	2,401,249
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	3,752,850	4,988,341
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	4,475,037	6,188,180

		257,808,086

TOTAL U.S. TREASURY OBLIGATIONS (Cost $258,249,233)		257,808,086

TOTAL BONDS & NOTES (Cost $382,561,516)		386,199,914

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 2/11/22, Strike 2.60, (OTC-Barclays Capital, Inc.); Underlying swap terminates 1/13/52	1,752,000	179,101
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 2/11/22, Strike 2.60, (OTC-Barclays Capital, Inc.); Underlying swap terminates 1/13/52	2,920,000	405,976

		585,078

TOTAL PURCHASED OPTIONS (Cost $608,995)		585,078

TOTAL LONG-TERM INVESTMENTS (Cost $383,170,511)		386,784,992

	Principal Amount

SHORT-TERM INVESTMENTS — 45.2%
Commercial Paper — 44.3%
American Electric Power Co., Inc. (a) 1.290% 5/08/17	4,237,999	4,232,393
American Electric Power Co., Inc. (a) 1.300% 5/24/17	4,000,000	3,992,212
Anheuser-Busch InBev Finance, Inc. (a) 1.380% 10/25/17	4,500,000	4,466,772

	Principal Amount	Value
Becton Dickinson & Co. (a) 1.425% 7/06/17	$4,000,000	$3,985,385
Bell Canada (a) 1.200% 4/21/17	4,500,000	4,497,060
CDP Financial, Inc. (a) 1.170% 8/16/17	7,250,000	7,219,735
CenterPoint Energy, Inc. (a) 1.300% 5/04/17	4,000,000	3,995,289
CRH America Finance, Inc. (a) 1.190% 4/24/17	1,500,000	1,498,800
CRH America Finance, Inc. (a) 1.210% 5/15/17	3,000,000	2,995,256
Dominion Resources, Inc. (a) 1.275% 4/18/17	4,500,000	4,497,372
Enbridge (US), Inc. (a) 1.310% 5/22/17	4,500,000	4,491,609
Experian Finance PLC (a) 1.150% 4/24/17	4,500,000	4,496,619
FMC Technologies, Inc. (a) 1.372% 5/08/17	4,000,000	3,994,710
Hyundai Capital America (a) 1.299% 4/17/17	4,000,000	3,997,799
LyondellBasell Industries NV (a) 1.100% 4/18/17	3,000,000	2,998,248
Marriott International, Inc. (a) 1.403% 5/24/17	4,250,000	4,241,725
Monsanto Co. (a) 1.350% 4/25/17	4,250,000	4,246,438
Nissan Motor Acceptance Corp. (a) 1.150% 7/20/17	700,000	697,002
ONEOK Partners LP (a) 1.500% 4/05/17	4,250,000	4,249,344
Potash Corp. of Saskatchewan, Inc. (a) 1.350% 4/21/17	4,000,000	3,997,247
Reckitt Benckiser Treasury Services PLC (a) 1.110% 8/30/17	4,450,000	4,428,412
Schlumberger Holdings Corp. (a) 1.271% 4/18/17	7,000,000	6,996,101
Sempra Energy Holdings (a) 1.491% 8/21/17	4,200,000	4,175,392
Spectra Energy Capital LLC (a) 1.300% 5/11/17	4,250,000	4,243,911
Suncor Energy, Inc. (a) 1.200% 5/08/17	4,500,000	4,494,048
TELUS Corp. (a) 1.373% 6/19/17	4,250,000	4,237,411
Thermo Fisher Scientific, Inc. (a) 1.405% 6/15/17	4,100,000	4,088,479
Thomson Reuters Corp. (a) 1.148% 4/24/17	4,000,000	3,996,995
Vodafone Group PLC (a) 1.550% 9/28/17	500,000	496,073

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC (a) 1.637% 10/03/17	$3,750,000	$3,719,484
Westpac Banking Corp. (a) 1.150% 8/23/17	6,500,000	6,468,505
Westpac Banking Corp. (a) 1.180% 9/07/17	350,000	348,098

		126,483,924

Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	2,640,074	2,640,074

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	735	735

TOTAL SHORT-TERM INVESTMENTS (Cost $129,122,839)		129,124,733

TOTAL INVESTMENTS — 180.7% (Cost $512,293,350) (e)		515,909,725

Other Assets/(Liabilities) — (80.7)%		(230,470,009)

NET ASSETS — 100.0%		$285,439,716

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $222,586,845 or 77.98% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(d)	Maturity value of $2,640,085. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,695,967.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Insurance — 0.3%
The Allstate Corp. 5.100%	130,000	$3,455,400

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,455,400

TOTAL EQUITIES (Cost $3,250,000)		3,455,400

	Principal Amount
BONDS & NOTES — 98.5%

CORPORATE DEBT — 37.7%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,338,000	1,420,983

Aerospace & Defense — 0.1%
United Technologies Corp. 6.125% 7/15/38	465,000	590,259

Agriculture — 0.2%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,145,000	1,106,645
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,174,847
Philip Morris International, Inc. 6.375% 5/16/38	225,000	285,836

		2,567,328

Airlines — 0.9%
American Airlines Group, Inc. (a) 5.500% 10/01/19	2,839,000	2,952,560
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	646,337	649,569
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	258,730	260,023
Delta Air Lines, Inc. 2.875% 3/13/20	1,455,000	1,466,779
Delta Air Lines, Inc. 3.625% 3/15/22	1,805,000	1,842,554
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,666,441	1,699,770
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	819,117	848,811

	Principal Amount	Value
WestJet Airlines Ltd. (a) 3.500% 6/16/21	$807,000	$801,631

		10,521,697

Auto Manufacturers — 0.4%
Ford Motor Co. 5.291% 12/08/46	500,000	498,850
Ford Motor Credit Co. LLC 2.681% 1/09/20	1,265,000	1,274,005
General Motors Financial Co., Inc. 3.200% 7/13/20	1,110,000	1,129,114
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,156,078
Hyundai Capital America (a) 2.875% 8/09/18	910,000	919,616

		4,977,663

Auto Parts & Equipment — 0.2%
Lear Corp. 4.750% 1/15/23	1,440,000	1,491,637
Lear Corp. 5.375% 3/15/24	560,000	590,915

		2,082,552

Banks — 5.0%
Associated Banc-Corp. 2.750% 11/15/19	1,080,000	1,090,778
Associated Banc-Corp. 4.250% 1/15/25	2,280,000	2,313,689
Bancolombia SA 5.950% 6/03/21	1,435,000	1,573,119
Bank of America Corp. 4.183% 11/25/27	2,880,000	2,890,466
Bank of America Corp. 4.750% 4/21/45	1,690,000	1,698,188
Bank of America Corp. 7.750% 5/14/38	555,000	763,556
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,290,245
Barclays PLC 4.337% 1/10/28	1,600,000	1,596,843
BNP Paribas SA (a) 3.800% 1/10/24	1,330,000	1,323,518
Citigroup, Inc. 3.875% 3/26/25	3,796,000	3,771,178
Citigroup, Inc. 8.125% 7/15/39	225,000	330,225
Credit Suisse Group AG (a) 4.282% 1/09/28	1,250,000	1,244,564
Discover Bank 2.000% 2/21/18	1,920,000	1,921,617
First Horizon National Corp. 3.500% 12/15/20	4,280,000	4,397,760

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Republic Bank 4.375% 8/01/46	$3,990,000	$3,839,010
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,498,891
The Goldman Sachs Group, Inc. 3.500% 11/16/26	1,515,000	1,481,090
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	975,669
The Goldman Sachs Group, Inc. 5.950% 1/15/27	2,515,000	2,869,990
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	437,548
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	552,566
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	697,175
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055%, VRN 3.262% 3/13/23	1,640,000	1,649,131
HSBC Holdings PLC 3 mo. USD LIBOR + 1.546%, VRN 4.041% 3/13/28	1,275,000	1,288,798
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,840,253
JP Morgan Chase & Co. 3.625% 12/01/27	2,085,000	2,022,809
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,733,225
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,616,544
Morgan Stanley 4.875% 11/01/22	2,150,000	2,324,677
Regions Bank 7.500% 5/15/18	895,000	947,617
SVB Financial Group 3.500% 1/29/25	2,860,000	2,795,312
SVB Financial Group 5.375% 9/15/20	515,000	557,369
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,485,000	1,508,038
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,791,870

		58,633,328

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,875,000	5,268,530
Molson Coors Brewing Co. 4.200% 7/15/46	1,190,000	1,114,330

		6,382,860

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	800,000	856,367

	Principal Amount	Value
Baxalta, Inc. 3.600% 6/23/22	$805,000	$822,896
Baxalta, Inc. 4.000% 6/23/25	2,145,000	2,185,545
Baxalta, Inc. 5.250% 6/23/45	1,070,000	1,168,637

		5,033,445

Building Materials — 0.7%
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	2,763,000	2,852,797
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.252% 6/30/17	1,540,000	1,542,523
Owens Corning 9.000% 6/15/19	1,245,000	1,406,958
Standard Industries, Inc. (a) 5.000% 2/15/27	2,966,000	2,906,680

		8,708,958

Chemicals — 1.0%
Ashland, Inc. 6.875% 5/15/43	406,000	434,420
Celanese US Holdings LLC 4.625% 11/15/22	1,100,000	1,165,687
CF Industries, Inc. 6.875% 5/01/18	2,830,000	2,950,275
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (a) 3.400% 12/01/26	1,675,000	1,676,682
The Dow Chemical Co. 8.550% 5/15/19	375,000	425,103
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	946,355
Monsanto Co. 4.400% 7/15/44	625,000	607,459
RPM International, Inc. 3.750% 3/15/27	705,000	704,646
RPM International, Inc. 6.125% 10/15/19	800,000	872,753
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,430,846
The Valspar Corp. 7.250% 6/15/19	650,000	716,298

		11,930,524

Commercial Services — 0.4%
The ADT Corp. 6.250% 10/15/21	3,100,000	3,369,390
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	460,537

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC (a) 6.700% 6/01/34	$355,000	$430,863

		4,260,790

Computers — 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	1,380,000	1,443,128
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	535,000	583,247
Everett Spinco, Inc. (a) 2.875% 3/27/20	575,000	579,818
Everett Spinco, Inc. (a) 4.250% 4/15/24	875,000	889,724
Everett Spinco, Inc. (a) 4.750% 4/15/27	1,750,000	1,784,800
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,531,200

		11,811,917

Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	4,000,000	4,193,020
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,279,440
Air Lease Corp. 3.000% 9/15/23	3,255,000	3,180,822
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,563,073
Air Lease Corp. 3.375% 6/01/21	2,150,000	2,191,701
Air Lease Corp. STEP 5.625% 4/01/17	600,000	600,000
Ally Financial, Inc. 3.250% 11/05/18	2,985,000	3,005,537
Ally Financial, Inc. 3.600% 5/21/18	890,000	901,125
Ally Financial, Inc. 4.750% 9/10/18	1,860,000	1,911,150
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,228,834
Brookfield Finance LLC 4.000% 4/01/24	2,930,000	2,947,354
CIT Group, Inc. 3.875% 2/19/19	1,778,000	1,820,228
CIT Group, Inc. (a) 5.500% 2/15/19	1,015,000	1,067,019
Discover Financial Services 4.100% 2/09/27	1,710,000	1,710,576
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,295,000	2,308,302

	Principal Amount	Value
International Lease Finance Corp. 3.875% 4/15/18	$2,065,000	$2,105,321
International Lease Finance Corp. 6.250% 5/15/19	415,000	447,159
Lazard Group LLC 3.625% 3/01/27	2,185,000	2,130,661
Legg Mason, Inc. 5.625% 1/15/44	1,126,000	1,149,063
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	1,080,000	1,097,339
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	1,680,000	1,690,843
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	1,270,000	1,288,198

		42,816,765

Electric — 2.1%
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,203,008
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	46,186
Entergy Arkansas, Inc. 3.500% 4/01/26	505,000	517,013
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,122,964
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,082,889
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,130,956
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,370,000	1,482,970
Majapahit Holding BV (a) 7.750% 1/20/20	1,335,000	1,506,147
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,517,598
Nevada Power Co. 6.650% 4/01/36	1,000,000	1,319,486
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	187,911
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	987,770
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,101,131
Progress Energy, Inc. 7.000% 10/30/31	505,000	665,078
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,223,097
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,310,266

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	$77,455	$78,697
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,189,088
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,435,042

		24,107,297

Electronics — 0.6%
Arrow Electronics, Inc. 4.500% 3/01/23	135,000	140,321
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	801,383
Avnet, Inc. 3.750% 12/01/21	135,000	136,531
Avnet, Inc. 4.875% 12/01/22	944,000	991,586
FLIR Systems, Inc. 3.125% 6/15/21	1,360,000	1,367,529
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,381,000	1,358,863
Tech Data Corp. 3.700% 2/15/22	810,000	812,807
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,357,482

		6,966,502

Engineering & Construction — 0.2%
SBA Tower Trust (a) 2.877% 7/15/21	1,350,000	1,342,049
SBA Tower Trust (a) 3.156% 10/15/20	1,500,000	1,507,650

		2,849,699

Environmental Controls — 0.2%
Clean Harbors, Inc. 5.250% 8/01/20	2,457,000	2,500,686
Republic Services, Inc. 5.000% 3/01/20	40,000	43,166

		2,543,852

Foods — 0.4%
Kraft Foods, Inc. 6.500% 2/09/40	381,000	470,983
Kraft Heinz Foods Co. 3.000% 6/01/26	3,035,000	2,852,120
Tyson Foods, Inc. 4.875% 8/15/34	745,000	761,979

		4,085,082

Forest Products & Paper — 0.3%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	3,930,000	3,938,253

	Principal Amount	Value
Gas — 0.2%
Spire, Inc. 4.700% 8/15/44	$2,000,000	$2,000,978

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,200,062

Health Care – Products — 0.4%
Abbott Laboratories 2.900% 11/30/21	1,270,000	1,275,556
Abbott Laboratories 3.750% 11/30/26	780,000	779,019
Abbott Laboratories 4.900% 11/30/46	725,000	751,006
Becton Dickinson & Co. 4.685% 12/15/44	800,000	835,081
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,378,405

		5,019,067

Health Care – Services — 0.4%
Humana, Inc. 3.950% 3/15/27	1,565,000	1,600,189
Humana, Inc. 4.800% 3/15/47	780,000	815,406
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	620,332
UnitedHealth Group, Inc. 6.875% 2/15/38	875,000	1,189,327

		4,225,254

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,875,301

Housewares — 0.2%
Newell Brands, Inc. 3.850% 4/01/23	2,325,000	2,403,060

Insurance — 3.4%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,435,937
Arch Capital Finance LLC 4.011% 12/15/26	970,000	994,626
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,230,724
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	665,476
Brown & Brown, Inc. 4.200% 9/15/24	1,758,000	1,802,388
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	411,000	397,643
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,127,903

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNO Financial Group, Inc. 4.500% 5/30/20	$1,763,000	$1,820,297
CNO Financial Group, Inc. 5.250% 5/30/25	2,164,000	2,219,463
Enstar Group Ltd. 4.500% 3/10/22	890,000	901,200
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,557,462
MetLife Capital Trust IV (a) 7.875% 12/15/37	2,695,000	3,314,850
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	1,042,000	1,069,874
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,845,000	1,976,917
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	901,705
Reinsurance Group of America, Inc. 3.950% 9/15/26	1,990,000	2,006,899
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,931,470
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,848,543
Trinity Acquisition PLC 3.500% 9/15/21	1,600,000	1,626,626
Trinity Acquisition PLC 4.400% 3/15/26	500,000	512,510
Unum Group 3.000% 5/15/21	1,080,000	1,081,224
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,308,141
Willis North America, Inc. 7.000% 9/29/19	706,000	782,284
Willis Towers Watson PLC 5.750% 3/15/21	1,825,000	2,005,294
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,290,258
XLIT Ltd. 5.750% 10/01/21	1,140,000	1,266,143
XLIT Ltd. 6.375% 11/15/24	1,490,000	1,738,672

		39,814,529

Internet — 0.5%
Baidu, Inc. 3.250% 8/06/18	1,965,000	1,993,740
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,662,266

		5,656,006

Investment Companies — 0.6%
Ares Capital Corp. 3.875% 1/15/20	3,635,000	3,707,609

	Principal Amount	Value
FS Investment Corp. 4.000% 7/15/19	$2,720,000	$2,743,743

		6,451,352

Iron & Steel — 0.5%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,470,000
ArcelorMittal STEP 6.000% 8/05/20	1,700,000	1,831,750
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,174,015
Vale Overseas Ltd. 6.875% 11/21/36	600,000	645,060

		6,120,825

Lodging — 0.0%
Marriott International, Inc. 6.750% 5/15/18	305,000	321,273

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,608,956
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	912,147
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,871,464

		5,392,567

Media — 0.7%
21st Century Fox America, Co. 6.900% 8/15/39	525,000	670,222
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	2,005,000	2,062,419
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,655,000	1,905,461
Comcast Corp. 3.400% 7/15/46	1,450,000	1,240,668
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	756,590
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	261,993
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	408,002
Time Warner, Inc. 4.700% 1/15/21	900,000	964,851
Time Warner, Inc. 6.250% 3/29/41	15,000	17,226

		8,287,432

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	1,230,000	1,238,991

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC (a) 4.625% 4/29/24	$435,000	$451,765

		1,690,756

Miscellaneous – Manufacturing — 0.1%
General Electric Corp. 6.875% 1/10/39	429,000	609,187
Textron, Inc. 3.650% 3/15/27	685,000	680,276

		1,289,463

Office & Business Equipment — 0.3%
Pitney Bowes, Inc. 3.375% 10/01/21	3,050,000	2,997,363
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	282,624
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	191,520

		3,471,507

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,401

Oil & Gas — 1.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,180,000	1,309,543
Encana Corp. 3.900% 11/15/21	1,319,000	1,347,527
Encana Corp. 6.500% 5/15/19	1,220,000	1,317,726
Encana Corp. 6.500% 2/01/38	530,000	591,816
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,471,061
Marathon Petroleum Corp. 6.500% 3/01/41	1,060,000	1,173,194
Nabors Industries, Inc. (a) 5.500% 1/15/23	1,335,000	1,362,534
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	1,150,000	1,152,875
Petroleos Mexicanos 6.625% 6/15/38	202,000	205,535
Petroleos Mexicanos 3.125% 1/23/19	395,000	396,580
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,788,865
Petroleos Mexicanos 6.375% 1/23/45	640,000	624,141
Petroleos Mexicanos (a) 6.500% 3/13/27	295,000	317,346

	Principal Amount	Value
Phillips 66 5.875% 5/01/42	$445,000	$509,300
Pioneer Natural Resources Co. 4.450% 1/15/26	1,630,000	1,715,595
QEP Resources, Inc. 6.875% 3/01/21	644,000	684,250
Tesoro Corp. (a) 5.125% 12/15/26	1,755,000	1,840,995

		17,808,883

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 2.600% 12/01/22	1,288,000	1,232,719
National Oilwell Varco, Inc. 3.950% 12/01/42	1,103,000	887,788
Weatherford International Ltd. 6.000% 3/15/18	725,000	735,875

		2,856,382

Packaging & Containers — 0.8%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,485,000	3,451,955
Brambles USA, Inc. (a) 4.125% 10/23/25	926,000	948,875
Brambles USA, Inc. (a) 5.350% 4/01/20	685,000	735,648
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	2,848,000	2,912,080
Graphic Packaging International, Inc. 4.750% 4/15/21	520,000	542,100
Graphic Packaging International, Inc. 4.875% 11/15/22	440,000	460,900

		9,051,558

Pharmaceuticals — 0.7%
AbbVie, Inc. 4.700% 5/14/45	2,465,000	2,458,468
Actavis Funding SCS 3.000% 3/12/20	1,535,000	1,561,199
Actavis Funding SCS 4.750% 3/15/45	1,395,000	1,400,972
Express Scripts Holding Co. 4.500% 2/25/26	1,150,000	1,179,619
Mylan NV 3.950% 6/15/26	960,000	939,671
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	405,000	392,981
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	510,000	439,312

		8,372,222

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 2.0%
Alliance Pipeline LP (a) 6.996% 12/31/19	$385,845	$403,142
Energy Transfer Partners LP 4.200% 4/15/27	1,025,000	1,012,686
EnLink Midstream Partners LP 4.850% 7/15/26	510,000	526,260
Enterprise Products Operating LLC 5.700% 2/15/42	205,000	228,985
Enterprise Products Operating LLC 5.950% 2/01/41	630,000	720,194
Enterprise Products Operating LLC 6.125% 10/15/39	152,000	176,600
Kinder Morgan Energy Partners LP 6.375% 3/01/41	400,000	434,612
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	620,666
Kinder Morgan Energy Partners LP 6.550% 9/15/40	535,000	589,146
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	75,418
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,021,836
Kinder Morgan, Inc. 4.300% 6/01/25	1,370,000	1,399,603
Magellan Midstream Partners LP 5.150% 10/15/43	1,060,000	1,111,931
MPLX LP 4.125% 3/01/27	685,000	682,030
MPLX LP 4.875% 12/01/24	3,230,000	3,397,756
MPLX LP 4.875% 6/01/25	2,318,000	2,428,059
MPLX LP 5.200% 3/01/47	240,000	241,504
MPLX LP 5.500% 2/15/23	890,000	917,590
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,325,676
Sabine Pass Liquefaction LLC (a) 4.200% 3/15/28	1,545,000	1,526,171
Western Gas Partners LP 4.000% 7/01/22	1,130,000	1,160,437

		23,000,302

Real Estate — 0.1%
ProLogis LP 2.750% 2/15/19	610,000	618,275

Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp. 3.450% 9/15/21	3,025,000	3,079,562

	Principal Amount	Value
American Tower Corp. 4.400% 2/15/26	$1,000,000	$1,034,475
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,130,061
Crown Castle International Corp. 4.000% 3/01/27	775,000	779,854
DDR Corp. 4.750% 4/15/18	1,400,000	1,431,727
Duke Realty LP 3.250% 6/30/26	845,000	819,109
Federal Realty Investment Trust 5.900% 4/01/20	455,000	499,149
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,331,923
Host Hotels & Resorts LP 3.750% 10/15/23	230,000	231,788
Host Hotels & Resorts LP 3.875% 4/01/24	1,560,000	1,571,847
Tanger Properties LP 3.125% 9/01/26	2,275,000	2,116,157
Weingarten Realty Investors 3.250% 8/15/26	580,000	552,769

		14,578,421

Retail — 1.6%
AutoNation, Inc. 4.500% 10/01/25	895,000	924,801
Bed Bath & Beyond, Inc. 5.165% 8/01/44	639,000	571,243
CVS Health Corp. 6.125% 9/15/39	895,000	1,094,521
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,078,770	2,374,348
Dollar Tree, Inc. 5.750% 3/01/23	3,240,000	3,450,600
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,908,063
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,545,221
QVC, Inc. 3.125% 4/01/19	1,075,000	1,091,614
QVC, Inc. 4.375% 3/15/23	1,140,000	1,143,282
QVC, Inc. 4.450% 2/15/25	1,225,000	1,189,649
QVC, Inc. 5.125% 7/02/22	750,000	787,293
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,070,247
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	760,022

		18,910,904

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.875% 1/15/27	$1,495,000	$1,502,882

Software — 0.6%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	1,160,000	1,130,776
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	780,046
CA, Inc. 3.600% 8/15/22	795,000	806,689
Microsoft Corp. 4.450% 11/03/45	2,260,000	2,385,206
Oracle Corp. 4.000% 7/15/46	1,720,000	1,640,913

		6,743,630

Telecommunications — 1.2%
AT&T, Inc. 3.800% 3/01/24	1,635,000	1,660,130
AT&T, Inc. 4.750% 5/15/46	1,970,000	1,838,181
AT&T, Inc. 5.250% 3/01/37	2,035,000	2,074,589
CenturyLink, Inc. 6.150% 9/15/19	760,000	809,400
Crown Castle Towers LLC (a) 6.113% 1/15/40	940,000	1,017,797
Embarq Corp. 7.995% 6/01/36	200,000	199,000
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,100,000	1,190,640
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	1,510,000	1,512,205
Verizon Communications, Inc. 4.862% 8/21/46	1,366,000	1,313,271
Verizon Communications, Inc. 5.012% 8/21/54	1,222,000	1,159,285
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,494,521

		14,269,019

Transportation — 0.3%
Asciano Finance Ltd. (a) 4.625% 9/23/20	845,000	878,426
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,650,000	1,689,342
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,463,950

		4,031,718

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	4,765,000	4,812,779

	Principal Amount	Value
GATX Corp. 2.375% 7/30/18	$1,175,000	$1,183,193

		5,995,972

TOTAL CORPORATE DEBT (Cost $433,564,172)		441,300,755

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,284,697
New York City Water & Sewer System Finance Authority 5.882% 6/15/44	390,000	507,991
State of California BAB 7.550% 4/01/39	505,000	740,628
State of California BAB 7.600% 11/01/40	1,510,000	2,250,806

		6,784,122

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,516,974)		6,784,122

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.478% 10/20/20	1,630,000	1,629,998

Automobile ABS — 0.8%
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	395,640	395,388
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	427,828	427,136
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,500,000	2,463,645
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.612% 7/15/20	1,315,948	1,316,529
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	4,000,000	3,928,356
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	830,000	829,245

		9,360,299

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.894% 2/10/51	$639,517	$646,878
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.274% 2/10/51	1,445,000	1,476,331
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	781,942	789,470
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,822,897	1,847,224
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	1,660,000	1,691,395
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class B, VRN 4.183% 5/10/48	1,200,000	1,171,283
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,286,101
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.255% 5/10/48	1,050,000	952,053
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 5.808% 12/10/49	989,033	995,964
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,152,382
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	77,655	77,592
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) 5.471% 11/10/46	860,000	941,409
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	1,526,491	1,527,199
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	873,120
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	1,800,000	1,835,845

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	$825,000	$880,974
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	226,103	225,947
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,687,642
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,328,554	1,340,373
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.053% 2/15/51	422,947	424,510
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.053% 2/15/51	1,775,000	1,782,665
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.057% 6/15/45	1,345,000	1,360,700
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	182,577	186,635

		26,153,692

Home Equity ABS — 0.2%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.702% 3/25/35	1,225,665	1,225,597
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.551% 10/25/28	51	52
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.352% 1/25/36	542,924	541,951

		1,767,600

Other ABS — 16.3%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/42	710,125	678,512
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	589,369	547,974

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.707% 1/25/35	$1,278,520	$1,274,770
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.570% 7/20/26	2,500,000	2,500,880
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.503% 10/15/28	2,850,000	2,871,176
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.513% 10/15/28	1,490,000	1,495,857
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.469% 7/28/26	2,400,000	2,402,172
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	519,699	509,305
Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	555,000	543,642
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,172,500	2,183,369
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	922,313	893,192
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.424% 1/18/25	1,400,000	1,400,074
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.483% 7/17/26	2,500,000	2,500,088
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.484% 8/05/27	4,225,000	4,238,993
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	88,413	88,302
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 7/15/26	2,415,000	2,415,046

	Principal Amount	Value
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	$1,791,875	$1,769,959
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.241% 1/22/25	1,100,000	1,099,995
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.439% 10/29/25	725,000	725,203
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.454% 7/18/27	2,855,000	2,860,819
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,460,112	2,477,652
CAN Capital Funding LLC, (Acquired 10/14/15, Cost $1,699,978) Series 2014-1A, Class A (a) (b) 3.117% 4/15/20	561,365	557,782
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,075,723
Capital Automotive REIT, Series 2017-1A, Class A2 (a) (c) 4.180% 4/15/47	960,000	959,866
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,724,948	1,727,909
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	651,285	646,808
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,243,164	1,231,191
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,396,286	1,339,410
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	1,076,695	1,085,918
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	254,614	254,065
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.882% 2/25/35	773,329	701,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	$814,815	$795,824
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,548,000	2,561,903
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	410,588	410,552
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	1,144,764	1,139,253
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	4,520,856	4,478,377
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	3,515,500	3,515,435
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,703,125	3,505,882
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	432,623	428,288
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	163,333	164,400
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 2.374% 4/18/26	3,530,000	3,530,148
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	588,590	566,041
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,500,711	1,505,962
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	764,921	769,627
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,952,108	2,969,221
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.702% 3/25/35	457,379	458,020
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	234,518	234,226

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.222% 1/25/36	$122,572	$122,272
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.480% 7/20/27	3,170,000	3,170,910
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	1,342,746	1,259,761
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	366,667	354,296
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	157,399	157,399
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.188% 4/25/25	4,060,000	4,057,223
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	2,973,774	2,982,556
GSAMP Trust, Series 2005-HE5, Class M1, 1 mo. USD LIBOR + .420%, FRN 1.402% 11/25/35	335,090	334,807
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.627% 4/25/35	222,180	223,285
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	784,308	785,779
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	2,114,989	2,088,552
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,949,760	1,920,578
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	417,550	414,494
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.152% 8/25/36	57,427	57,473
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.474% 1/18/26	2,025,000	2,025,298

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	$779,889	$764,116
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,691,667	2,683,883
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.173% 7/15/25	1,200,000	1,198,607
LCM XVI LP, Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.523% 7/15/26	3,200,000	3,217,712
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.777% 2/25/35	589,872	587,760
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	1,093,374	1,091,847
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.480% 7/20/26	2,585,000	2,585,535
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	1,909,617	1,905,941
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	588,450	583,672
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,205,536	1,197,689
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + ..750%, FRN 1.732% 7/25/35	150,383	153,210
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	693,520	696,606
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,422,255	1,401,405
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,205,766	1,194,022
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	206,250	206,050
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.223% 1/15/25	2,575,000	2,574,990

	Principal Amount	Value
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	$10,300,000	$10,119,750
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.150% 4/20/25	2,410,000	2,410,400
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	970,000	964,330
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	355,104	348,935
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	1,429,264	1,408,484
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,500,000	1,485,005
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	631,385	630,081
Park Place Securities, Inc., Series 2005- WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.242% 9/25/35	149,863	150,148
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.392% 2/20/30	700,000	701,809
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 1.382% 10/25/35	395,702	396,058
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	405,381	401,306
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	380,679	381,575
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	2,274,506	2,276,892
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	9,934,427	9,922,029
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	3,711,996	3,709,049
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	4,319,621	4,323,859

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	$4,000,000	$3,982,102
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,086,786
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,564,486	1,574,080
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,200,000	4,171,125
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,450,000	1,452,224
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	405,820	405,341
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	1,956,026	1,956,418
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 10/17/26	2,808,000	2,809,295
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,636,750	2,648,305
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/21/42	2,530,000	2,560,692
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	2,340,000	2,357,906
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	432,250	421,892
Trinity Rail Leasing LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	796,827	750,512
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	665,637	660,672
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,546,000	3,561,371
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,299,975	2,331,217
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	3,152,000	3,069,212

	Principal Amount	Value
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	$1,690,000	$1,687,888

		191,204,563

Student Loans ABS — 9.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.082% 12/27/44	1,350,000	1,344,749
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.230% 11/22/24	456,988	455,951
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	562,959	542,326
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 2.224% 1/25/47	875,000	668,960
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.882% 10/27/31	377,108	384,143
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.982% 4/25/40	1,082,119	1,079,159
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (a) 3.070% 10/25/44	5,639,465	5,656,383
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	2,311,248	2,266,042
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.832% 10/27/36	4,576,531	4,576,526
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,841,741	1,841,158
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.093% 12/27/66	3,200,000	3,199,619
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.332% 7/26/66	4,687,520	4,684,475

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 day ARS, FRN (a) 0.517% 2/01/43	$1,300,000	$1,216,033
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (a) 2.101% 8/01/43	1,950,000	1,804,544
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 2.110% 1/01/44	600,000	487,064
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.137% 1/01/44	600,000	522,857
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	260,580	259,366
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 2/25/70	3,891,979	3,827,540
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.732% 2/25/39	3,300,000	3,170,835
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 1.920% 7/26/66	6,000,000	5,999,277
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.282% 3/25/66	13,200,000	13,398,108
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 10/25/58	1,200,000	1,013,990
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 3.270% 6/25/65	3,613,005	3,666,530
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	1,585,503	1,578,354
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.148% 10/25/33	1,310,518	1,291,367

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.256% 3/23/37	$1,422,364	$1,388,578
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.612% 1/25/37	2,507,501	2,499,068
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 10/25/50	850,000	767,779
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 5/26/54	1,130,000	1,004,744
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 5/26/54	1,200,000	1,081,239
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 6/25/54	1,100,000	980,349
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 1.932% 11/25/65	3,513,249	3,519,837
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.193% 7/15/36	331,031	331,031
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.473% 7/15/36	1,700,000	1,547,980
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.239% 2/15/45	2,276,725	2,092,170
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.323% 7/15/36	697,000	682,857
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.178% 10/25/28	2,300,000	2,269,144
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.188% 1/25/28	2,600,000	1,919,654

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.348% 1/25/40	$1,971,065	$1,778,507
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 6/25/43	1,970,000	1,780,631
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.270% 3/15/28	900,000	900,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 3.284% 12/15/39	3,850,000	3,812,580
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 4.250% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.260% 6/17/30	450,000	450,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,750,000	1,727,793
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,250,000	3,249,594
SMB Private Education Loan Trust, Series 2017-A, Class B (a) 3.500% 6/17/41	1,800,000	1,735,476
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.182% 6/25/33	2,504,648	2,531,781
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	630,000	622,133
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,520,000	1,515,648
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,200,000	2,187,430
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) 3.440% 3/26/40	1,180,000	1,157,679
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.784% 1/03/33	2,030,000	2,007,852
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.284% 8/01/35	1,300,000	1,202,526

	Principal Amount	Value
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 1.848% 10/01/46	$2,000,000	$1,993,369

		114,272,785

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.302% 8/25/34	253,042	251,382
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.478% 2/25/34	83,853	83,768
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	33,412	32,883
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	50,398	51,096
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.038% 8/25/34	221,623	203,965
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) 3.500% 1/25/47	3,440,646	3,432,857
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.176% 7/25/33	10,764	11,078
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	35,775	34,603
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	990	1,048
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.397% 3/25/34	163,975	168,855
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.038% 4/25/44	364,310	364,849

		4,636,384

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.378% 6/25/32	105,976	105,321

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $351,465,301)		349,130,642

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Regional (State & Province) — 1.0%
Colombia Government International Bond 6.125% 1/18/41	$2,980,000	$3,397,200
Mexico Government International Bond 5.125% 1/15/20	1,110,000	1,199,910
Mexico Government International Bond 6.750% 9/27/34	950,000	1,186,854
Mexico Government International Bond 4.750% 3/08/44	3,814,000	3,709,115
Peruvian Government International Bond 6.550% 3/14/37	560,000	723,100
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,382,220

		11,598,399

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,097,404)		11,598,399

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 23.4%
Collateralized Mortgage Obligations — 1.8%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	3,697,931	3,760,835
Series 4290, Class CA 3.500% 12/15/38	2,397,058	2,458,597
Series 2617, Class Z 5.500% 5/15/33	1,902,630	2,122,410
Series 2693, Class Z 5.500% 10/15/33	3,388,910	3,709,203
Series 3423, Class PB 5.500% 3/15/38	689,723	760,386
Series 2178, Class PB 7.000% 8/15/29	279,480	312,201
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,630,013	1,695,161
Series 2014-48, Class AB 4.000% 10/25/40	3,358,632	3,489,551
Series 2007-32, Class Z 5.500% 4/25/37	1,032,831	1,131,909
Series 2010-60, Class HJ 5.500% 5/25/40	731,359	791,726

	Principal Amount	Value
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	$935,271	$1,017,165
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	225,296	247,617

		21,496,761

Pass-Through Securities — 21.3%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	7,520,805	7,724,395
Pool #Q37468 3.500% 11/01/45	5,679,891	5,838,085
Pool #Q41916 3.500% 7/01/46	2,050,141	2,110,444
Pool #Q42045 3.500% 7/01/46	887,071	913,164
Pool #Q44275 3.500% 11/01/46	1,604,965	1,652,675
Pool #Q44277 3.500% 11/01/46	496,211	510,264
Pool #Q46465 3.500% 3/01/47	2,517,829	2,576,939
Pool #Z40047 4.000% 10/01/41	360,904	380,894
Pool #C03537 4.500% 8/01/40	1,273,042	1,376,775
Pool #G06057 4.500% 10/01/40	1,417,191	1,529,127
Pool #G60485 4.500% 10/01/41	1,729,553	1,866,701
Pool #G60469 4.500% 1/01/42	1,179,077	1,271,837
Pool #G60342 4.500% 5/01/42	5,792,237	6,247,018
Pool #G60172 4.500% 9/01/43	1,917,861	2,074,736
Pool #G11431 6.000% 2/01/18	124	125
Pool #C00836 7.000% 7/01/29	11,284	13,087
Pool #C49314 7.000% 4/01/31	7,027	8,256
Pool #C51422 7.000% 5/01/31	1,882	2,207
Pool #C53034 7.000% 6/01/31	13,231	15,504
Pool #G01311 7.000% 9/01/31	59,453	69,586
Pool #G01317 7.000% 10/01/31	35,339	41,313
Pool #G00143 7.500% 6/01/23	545	609

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C55867 7.500% 2/01/30	$28,337	$32,581
Pool #C41497 7.500% 9/01/30	121	143
Pool #C44830 7.500% 11/01/30	25	29
Pool #C45235 7.500% 12/01/30	16,541	19,367
Pool #C46038 7.500% 12/01/30	1,004	1,178
Pool #C01116 7.500% 1/01/31	1,435	1,692
Pool #C46309 7.500% 1/01/31	531	627
Pool #C46560 7.500% 1/01/31	563	649
Pool #C46810 7.500% 1/01/31	552	653
Pool #C47060 7.500% 1/01/31	790	928
Pool #C47063 7.500% 1/01/31	2,955	3,469
Pool #G00653 8.500% 11/01/25	18,972	21,905
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 4/01/43 (c)	9,050,000	9,472,805
Federal National Mortgage Association Pool #725692 2.707% 10/01/33 1 year CMT + 2.145%, FRN	363,136	381,234
Pool #888586 2.755% 10/01/34 1 year CMT + 2.203%, FRN	564,952	593,928
Pool #775539 2.850% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	175,642	183,919
Pool #AS1304 3.500% 12/01/28	2,362,676	2,467,427
Pool #AV1897 3.500% 12/01/28	405,053	423,011
Pool #AV2325 3.500% 12/01/28	1,289,080	1,346,233
Pool #AS6187 3.500% 11/01/45	17,256,231	17,726,059
Pool #AS6306 3.500% 12/01/45	5,867,024	6,030,430
Pool #AS6475 3.500% 1/01/46	4,826,476	4,961,655
Pool #AS6476 3.500% 1/01/46	5,399,755	5,548,460
Pool #AS6477 3.500% 1/01/46	6,141,287	6,306,574

	Principal Amount	Value
Pool #BD6601 3.500% 12/01/46	$1,577,074	$1,614,345
Pool #BE4046 3.500% 12/01/46	4,808,292	4,921,926
Pool #BE5162 3.500% 2/01/47	4,892,036	5,008,413
Pool #AZ7917 4.000% 3/01/41	636,522	672,276
Pool #AL2441 4.000% 9/01/42	4,007,928	4,244,960
Pool #AL8422 4.000% 1/01/43	561,046	592,911
Pool #BC5984 4.000% 4/01/46	1,328,903	1,394,621
Pool #BF0094 4.000% 5/01/56	7,539,402	7,892,223
Pool #AB1466 4.500% 9/01/40	721,894	778,602
Pool #AH6787 4.500% 3/01/41	1,350,650	1,460,548
Pool #AL7566 4.500% 10/01/42	1,422,257	1,534,426
Pool #AL6997 4.500% 11/01/42	2,934,280	3,173,033
Pool #AL6608 4.500% 6/01/44	1,179,895	1,277,374
Pool #675713 5.000% 3/01/18	1,460	1,480
Pool #AD6437 5.000% 6/01/40	808,879	886,955
Pool #AD6996 5.000% 7/01/40	5,473,200	5,998,072
Pool #AL8173 5.000% 2/01/44	2,124,165	2,328,533
Pool #545636 6.500% 5/01/17	76	76
Pool #254379 7.000% 7/01/32	39,848	46,473
Pool #252717 7.500% 9/01/29	2,519	2,970
Pool #535996 7.500% 6/01/31	9,827	11,601
Pool #254009 7.500% 10/01/31	22,587	26,513
Pool #253394 8.000% 7/01/20	9,836	10,513
Pool #323992 8.000% 11/01/29	1,951	2,304
Pool #525725 8.000% 2/01/30	3,413	4,092
Pool #253266 8.000% 5/01/30	4,568	5,450
Pool #537433 8.000% 5/01/30	2,476	2,976

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253347 8.000% 6/01/30	$5,727	$6,845
Pool #544976 8.000% 7/01/30	439	523
Pool #535428 8.000% 8/01/30	6,149	7,343
Pool #543290 8.000% 9/01/30	57	69
Pool #547786 8.000% 9/01/30	2,140	2,516
Pool #550767 8.000% 9/01/30	3,885	4,658
Pool #553061 8.000% 9/01/30	12,171	14,403
Pool #253481 8.000% 10/01/30	5,797	6,943
Pool #535533 8.000% 10/01/30	5,286	6,318
Pool #560741 8.000% 11/01/30	2,770	3,330
Pool #253644 8.000% 2/01/31	2,782	3,330
Pool #581170 8.000% 5/01/31	1,440	1,704
Pool #583916 8.000% 5/01/31	1,959	2,367
Pool #593848 8.000% 7/01/31	944	1,132
Pool #190317 8.000% 8/01/31	32,860	39,214
Pool #545240 8.000% 9/01/31	3,222	3,853
Pool #541202 8.500% 8/01/26	8,639	9,731
Federal National Mortgage Association TBA Pool #6237 3.000% 6/01/44 (c)	4,906,000	4,864,606
Pool #1058 3.500% 2/01/44 (c)	34,900,000	35,701,611
Pool #11192 4.000% 3/01/43 (c)	8,400,000	8,811,469
Pool #20567 4.500% 10/01/40 (c)	5,250,000	5,630,215
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,838,346	6,075,529
Pool #404246 6.500% 8/15/28	223	256
Pool #781038 6.500% 5/15/29	68,924	79,212
Pool #781468 6.500% 7/15/32	4,369	5,042

	Principal Amount	Value
Pool #781496 6.500% 9/15/32	$22,620	$26,197
Pool #363066 7.000% 8/15/23	5,655	6,311
Pool #352049 7.000% 10/15/23	2,244	2,505
Pool #354674 7.000% 10/15/23	3,349	3,691
Pool #345964 7.000% 11/15/23	1,253	1,383
Pool #380866 7.000% 3/15/24	910	1,014
Pool #781124 7.000% 12/15/29	8,275	9,644
Pool #781319 7.000% 7/15/31	154,616	181,873
Pool #565982 7.000% 7/15/32	14,844	17,487
Pool #581417 7.000% 7/15/32	63,346	74,215
Pool #588012 7.000% 7/15/32	18,955	22,297
Pool #187548 7.500% 4/15/17	88	88
Pool #201622 7.500% 5/15/17	439	440
Pool #192796 7.500% 6/15/17	185	185
Pool #357262 7.500% 9/15/23	1,471	1,651
Pool #441009 8.000% 11/15/26	960	1,125
Pool #522777 8.000% 12/15/29	5,666	6,769
Pool #434719 8.000% 2/15/30	94	113
Pool #523043 8.000% 3/15/30	299	358
Pool #529134 8.000% 3/15/30	1,745	2,115
Pool #477036 8.000% 4/15/30	701	849
Pool #503157 8.000% 4/15/30	15,052	18,243
Pool #528714 8.000% 4/15/30	1,842	2,234
Pool #544640 8.000% 11/15/30	11,531	14,024
Pool #531298 8.500% 8/15/30	1,164	1,392
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	921,971	953,371

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	$1,182,571	$1,217,539
Pool #784026 3.500% 12/20/44	3,448,630	3,574,586
Government National Mortgage Association II TBA Pool #2543 3.500% 9/01/44 (c)	32,025,000	33,149,628
Pool #1572 4.000% 1/01/44 (c)	12,650,000	13,338,338

		249,554,247

Whole Loans — 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800%, FRN 1.782% 3/25/29	847,850	849,238
Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.882% 10/25/27	812,310	813,615
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350%, FRN 2.332% 3/25/29	790,000	795,814
Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 2.432% 7/25/28	833,159	836,866

		3,295,533

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $275,772,327)		274,346,541

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds & Notes — 6.0%
U.S. Treasury Bond 2.500% 5/15/46	6,900,000	6,179,812
U.S. Treasury Bond (d) 3.500% 2/15/39	9,200,000	10,125,894
U.S. Treasury Inflation Index 0.125% 7/15/26	11,952,220	11,660,873
U.S. Treasury Note 1.125% 9/30/21	27,700,000	26,802,996
U.S. Treasury Note 1.875% 3/31/22	4,500,000	4,488,750

	Principal Amount	Value
U.S. Treasury Note 2.000% 11/15/26	$11,100,000	$10,723,034

		69,981,359

TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,185,503)		69,981,359

TOTAL BONDS & NOTES (Cost $1,148,601,681)		1,153,141,818

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52 (United States)	11,510,000	1,600,270
3-Month USD LIBOR 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52 (United States)	6,906,000	705,978

		2,306,248

TOTAL PURCHASED OPTIONS (Cost $2,400,526)		2,306,248

TOTAL LONG-TERM INVESTMENTS (Cost $1,154,252,207)		1,158,903,466

	Principal Amount

SHORT-TERM INVESTMENTS — 11.8%
Commercial Paper — 11.8%
Anheuser-Busch InBev Finance, Inc. (a) 1.380% 10/25/17	4,000,000	3,970,464
Becton Dickinson & Co. (a) 1.425% 7/06/17	7,000,000	6,974,424
CDP Financial, Inc. (a) 1.170% 8/16/17	5,000,000	4,979,128
CenterPoint Energy, Inc. (a) 1.070% 4/17/17	5,000,000	4,997,249
Dominion Resources, Inc. (a) 1.275% 4/18/17	11,000,000	10,993,576
Enbridge (US), Inc. (a) 1.310% 5/22/17	10,500,000	10,480,420

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HP, Inc. (a) 1.190% 4/17/17	$5,000,000	$4,998,080
Hyundai Capital America (a) 1.299% 4/17/17	4,000,000	3,997,799
Kroger Co. (a) 1.100% 4/03/17	11,000,000	10,998,990
Marriott International, Inc. (a) 1.403% 5/24/17	5,000,000	4,990,265
National Grid USA (a) 1.150% 5/15/17	6,500,000	6,489,722
ONEOK Partners LP (a) 1.500% 4/05/17	750,000	749,884
ONEOK Partners LP (a) 1.522% 4/07/17	5,000,000	4,998,911
Sempra Energy Holdings (a) 1.491% 8/21/17	6,250,000	6,213,381
Spectra Energy Capital LLC (a) 1.300% 4/19/17	11,750,000	11,742,732
Spectra Energy Capital LLC (a) 1.300% 5/11/17	7,750,000	7,738,896
Suncor Energy, Inc. (a) 1.095% 4/06/17	9,500,000	9,498,235
Suncor Energy, Inc. (a) 1.180% 5/15/17	3,500,000	3,494,466
TELUS Corp. (a) 1.350% 6/21/17	8,500,000	8,474,153
TELUS Corp. (a) 1.373% 6/19/17	4,250,000	4,237,411
Thomson Reuters Corp. (a) 1.148% 4/24/17	4,250,000	4,246,807
Westpac Banking Corp. (a) 1.150% 8/23/17	3,500,000	3,483,041

		138,748,034

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	406,369	406,369

TOTAL SHORT-TERM INVESTMENTS (Cost $139,153,264)		139,154,403

TOTAL INVESTMENTS — 110.8% (Cost $1,293,405,471) (e)		1,298,057,869

Other Assets/(Liabilities) — (10.8)%		(126,707,303)

NET ASSETS — 100.0%		$1,171,350,566

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $516,548,174 or 44.10% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $557,782 or 0.05% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	86.5%
Cayman Islands	5.3%
Mexico	1.0%
Canada	0.9%
Luxembourg	0.8%
Ireland	0.8%
United Kingdom	0.7%
Colombia	0.4%
Bermuda	0.4%
Switzerland	0.4%
Austria	0.3%
Australia	0.3%
Turkey	0.3%
Netherlands	0.2%
India	0.2%
Panama	0.1%
Poland	0.1%
France	0.1%
Chile	0.1%
Peru	0.1%
Barbados	0.0%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$807

TOTAL COMMON STOCK (Cost $2,032)		807

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	10,000	265,800

TOTAL PREFERRED STOCK (Cost $250,000)		265,800

TOTAL EQUITIES (Cost $252,032)		266,607

	Principal Amount
BONDS & NOTES — 95.5%

CORPORATE DEBT — 42.5%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	155,169
WPP Finance 2010 5.625% 11/15/43	225,000	238,955

		394,124

Aerospace & Defense — 0.8%
Harris Corp. 2.700% 4/27/20	90,000	90,828
Harris Corp. 3.832% 4/27/25	50,000	50,900
Moog, Inc. (c) 5.250% 12/01/22	600,000	615,000
Orbital ATK, Inc. 5.250% 10/01/21	435,000	449,681
Spirit AeroSystems, Inc. 3.850% 6/15/26	65,000	64,858
TransDigm, Inc. 6.375% 6/15/26	225,000	225,133
United Technologies Corp. 6.125% 7/15/38	105,000	133,284

		1,629,684

Agriculture — 0.6%
Altria Group, Inc. 4.250% 8/09/42	50,000	48,746

	Principal Amount	Value
Bunge Ltd. Finance Corp. 3.250% 8/15/26	$185,000	$178,803
Bunge Ltd. Finance Corp. 3.500% 11/24/20	50,000	51,303
Imperial Brands Finance PLC (c) 3.750% 7/21/22	510,000	523,795
Reynolds American, Inc. 4.450% 6/12/25	200,000	210,521
Reynolds American, Inc. 5.850% 8/15/45	150,000	176,161

		1,189,329

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	20,534	20,637
American Airlines-Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	57,551	57,838
Delta Air Lines, Inc. 2.875% 3/13/20	240,000	241,943
Delta Air Lines, Inc. 3.625% 3/15/22	300,000	306,242
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	54,913	56,903
WestJet Airlines Ltd. (c) 3.500% 6/16/21	98,000	97,348

		780,911

Auto Manufacturers — 1.0%
Ford Motor Co. 6.500% 8/01/18	100,000	105,932
Ford Motor Co. 7.450% 7/16/31	45,000	56,759
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	201,588
General Motors Co. 5.200% 4/01/45	225,000	220,548
General Motors Financial Co., Inc. 3.200% 7/06/21	470,000	471,783
General Motors Financial Co., Inc. 3.700% 5/09/23	360,000	361,357
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	203,113
Hyundai Capital America (c) 2.550% 2/06/19	80,000	80,423
Hyundai Capital America (c) 2.875% 8/09/18	60,000	60,634
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	200,000	209,500

		1,971,637

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.1%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	$212,000	$212,000
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	8,932

		220,932

Automotive & Parts — 0.3%
Cooper Tire & Rubber Co. 8.000% 12/15/19	255,000	284,325
Meritor, Inc. 6.750% 6/15/21	185,000	191,706

		476,031

Banks — 5.3%
Associated Banc-Corp. 2.750% 11/15/19	310,000	313,094
Associated Banc-Corp. 4.250% 1/15/25	495,000	502,314
Bank of America Corp. 4.183% 11/25/27	475,000	476,726
Bank of America Corp. 4.450% 3/03/26	190,000	194,854
Bank of America Corp. 5.650% 5/01/18	30,000	31,213
Bank of America Corp. 5.875% 2/07/42	55,000	66,146
Bank of America Corp. 7.625% 6/01/19	850,000	947,571
Bank of America Corp. 7.750% 5/14/38	125,000	171,972
The Bank of Nova Scotia 4.500% 12/16/25	200,000	208,947
Barclays PLC 4.337% 1/10/28	270,000	269,467
BNP Paribas SA (c) 3.800% 1/10/24	225,000	223,903
Citigroup, Inc. 3.875% 3/26/25	440,000	437,123
Citigroup, Inc. 4.600% 3/09/26	345,000	354,288
Citigroup, Inc. 5.875% 1/30/42	75,000	90,929
Commonwealth Bank of Australia (c) 4.500% 12/09/25	200,000	208,760
Discover Bank 3.450% 7/27/26	285,000	273,582
First Horizon National Corp. 3.500% 12/15/20	210,000	215,778
First Republic Bank 4.375% 8/01/46	560,000	538,808
Fulton Financial Corp. 3.600% 3/16/22	240,000	242,245

	Principal Amount	Value
The Goldman Sachs Group, Inc. 3.500% 11/16/26	$245,000	$239,516
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	304,713
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	240,000	245,400
The Goldman Sachs Group, Inc. 5.950% 1/15/27	415,000	473,577
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	43,954
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	49,358
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055%, VRN 3.262% 3/13/23	265,000	266,476
HSBC Holdings PLC 6.500% 9/15/37	125,000	153,948
JP Morgan Chase & Co. 3.625% 12/01/27	450,000	436,577
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	141,901
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	188,597
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	284,462
Morgan Stanley 3.950% 4/23/27	200,000	198,078
Morgan Stanley 4.350% 9/08/26	80,000	81,942
Morgan Stanley 4.875% 11/01/22	360,000	389,248
Nordea Bank AB USD 5 year swap rate + 3.388%, VRN (c) 6.125% 12/29/49	485,000	489,850
SVB Financial Group 3.500% 1/29/25	295,000	288,328
SVB Financial Group 5.375% 9/15/20	35,000	37,879
Valley National Bancorp 5.125% 9/27/23	110,000	115,266

		10,196,790

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	365,000	369,088
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	379,959
Constellation Brands, Inc. 4.250% 5/01/23	97,000	102,294
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	34,012

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JB y Cia SA de CV (c) 3.750% 5/13/25	$350,000	$342,418
Molson Coors Brewing Co. 4.200% 7/15/46	80,000	74,913

		1,302,684

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	175,000	187,331
Baxalta, Inc. 3.600% 6/23/22	40,000	40,889
Baxalta, Inc. 4.000% 6/23/25	80,000	81,512
Gilead Sciences, Inc. 4.750% 3/01/46	95,000	96,899

		406,631

Building Materials — 0.3%
Owens Corning 4.200% 12/01/24	140,000	144,238
Standard Industries, Inc. (c) 5.000% 2/15/27	490,000	480,200

		624,438

Chemicals — 1.2%
Celanese US Holdings LLC 4.625% 11/15/22	175,000	185,450
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (c) 3.400% 12/01/26	280,000	280,281
Cytec Industries, Inc. 3.500% 4/01/23	30,000	29,956
Cytec Industries, Inc. 8.950% 7/01/17	88,000	89,181
The Dow Chemical Co. 8.550% 5/15/19	100,000	113,361
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	53,770
LYB International Finance BV 5.250% 7/15/43	250,000	270,304
Methanex Corp. 5.250% 3/01/22	40,000	41,908
Monsanto Co. 4.400% 7/15/44	100,000	97,194
RPM International, Inc. 3.750% 3/15/27	115,000	114,942
RPM International, Inc. 6.125% 10/15/19	650,000	709,112
RPM International, Inc. 6.500% 2/15/18	75,000	78,046
The Valspar Corp. 7.250% 6/15/19	150,000	165,300

		2,228,805

	Principal Amount	Value
Commercial Services — 0.7%
The ADT Corp. 6.250% 10/15/21	$750,000	$815,175
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,304
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	75,487
ERAC USA Finance LLC (c) 4.200% 11/01/46	505,000	459,167
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	63,194

		1,438,327

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c) 4.420% 6/15/21	320,000	334,638
Everett Spinco, Inc. (c) 2.875% 3/27/20	95,000	95,796
Everett Spinco, Inc. (c) 4.250% 4/15/24	145,000	147,440
Everett Spinco, Inc. (c) 4.750% 4/15/27	290,000	295,767
Leidos Holdings, Inc. 4.450% 12/01/20	350,000	364,000

		1,237,641

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 5/26/22	300,000	302,287
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	343,000	352,193
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.625% 7/01/22	400,000	421,939
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	255,415
Air Lease Corp. 2.625% 9/04/18	450,000	453,772
Air Lease Corp. 3.375% 1/15/19	175,000	179,057
Air Lease Corp. 3.375% 6/01/21	225,000	229,364
Air Lease Corp. STEP 5.625% 4/01/17	40,000	40,000
Ally Financial, Inc. 5.125% 9/30/24	495,000	509,231
Ally Financial, Inc. 8.000% 11/01/31	500,000	593,750
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	210,709

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Global Funding (c) 4.000% 1/25/22	$975,000	$991,495
Brookfield Finance LLC 4.000% 4/01/24	475,000	477,813
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	432,094
Discover Financial Services 4.100% 2/09/27	275,000	275,093
Genpact Luxembourg Sarl (c) 3.700% 4/01/22	375,000	377,173
Guanay Finance Ltd. (c) 6.000% 12/15/20	194,352	199,454
International Lease Finance Corp. 5.875% 4/01/19	341,000	363,430
Lazard Group LLC 3.625% 3/01/27	355,000	346,172
Lazard Group LLC 4.250% 11/14/20	915,000	962,355
Legg Mason, Inc. 4.750% 3/15/26	95,000	99,668
Legg Mason, Inc. 5.625% 1/15/44	125,000	127,560
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (c) 4.500% 3/15/27	180,000	182,890
UBS Group Funding Switzerland AG (c) 3.491% 5/23/23	280,000	281,807

		8,664,721

Electric — 1.0%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	147,794
Duke Energy Corp. 3.750% 9/01/46	175,000	157,109
Elwood Energy LLC 8.159% 7/05/26	246,745	276,354
Entergy Louisiana LLC 4.950% 1/15/45	110,000	112,809
Indianapolis Power & Light Co. (c) 4.050% 5/01/46	110,000	106,013
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	293,263
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	105,879
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	150,799
Puget Energy, Inc. 3.650% 5/15/25	100,000	99,124
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	219,474
Tri-State Pass-Through Trust, Series 2003, Class A (c) 6.040% 1/31/18	5,798	5,890

	Principal Amount	Value
Tri-State Pass-Through Trust, Series 2003, Class B (c) 7.144% 7/31/33	$185,000	$206,886

		1,881,394

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	324,472

Electronics — 0.6%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	75,806
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,448
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	46,774
Avnet, Inc. 3.750% 12/01/21	45,000	45,510
Avnet, Inc. 4.875% 12/01/22	67,000	70,377
FLIR Systems, Inc. 3.125% 6/15/21	180,000	180,997
Ingram Micro, Inc. STEP 5.450% 12/15/24	335,000	329,630
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	47,559
PerkinElmer, Inc. 5.000% 11/15/21	125,000	135,491
Tech Data Corp. 3.700% 2/15/22	135,000	135,468

		1,113,060

Engineering & Construction — 0.2%
SBA Tower Trust (c) 2.877% 7/15/21	180,000	178,940
SBA Tower Trust (c) 3.156% 10/15/45	180,000	180,918
Zachry Holdings, Inc. (c) 7.500% 2/01/20	56,000	57,680

		417,538

Entertainment — 0.1%
National CineMedia LLC 5.750% 8/15/26	109,000	110,307

Food Services — 0.5%
Aramark Services, Inc. 4.750% 6/01/26	1,000,000	1,006,250

Foods — 0.1%
Kraft Heinz Foods Co. 3.000% 6/01/26	170,000	159,756
Tyson Foods, Inc. 4.875% 8/15/34	65,000	66,482
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,284

		261,522

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	$200,000	$209,504
International Paper Co. 9.375% 5/15/19	110,000	126,363

		335,867

Gas — 0.1%
NiSource Finance Corp. 4.800% 2/15/44	90,000	94,607

Health Care – Products — 0.5%
Abbott Laboratories 2.800% 9/15/20	280,000	282,436
Abbott Laboratories 2.900% 11/30/21	210,000	210,919
Abbott Laboratories 3.750% 11/30/26	130,000	129,836
Abbott Laboratories 4.900% 11/30/46	120,000	124,304
Becton Dickinson & Co. 4.685% 12/15/44	125,000	130,482

		877,977

Health Care – Services — 1.2%
HCA, Inc. 4.500% 2/15/27	493,000	493,000
HCA, Inc. 5.250% 4/15/25	800,000	850,000
HCA, Inc. 5.375% 2/01/25	350,000	364,875
Humana, Inc. 3.950% 3/15/27	260,000	265,846
Humana, Inc. 4.800% 3/15/47	130,000	135,901
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	67,203
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	82,643
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	101,942

		2,361,410

Home Builders — 0.3%
PulteGroup, Inc. 5.000% 1/15/27	198,000	198,000
PulteGroup, Inc. 5.500% 3/01/26	441,000	456,435

		654,435

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	30,032

	Principal Amount	Value
Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	$310,000	$320,408
Newell Brands, Inc. 3.900% 11/01/25	115,000	117,924
Toro Co. 7.800% 6/15/27	170,000	209,017

		647,349

Insurance — 2.8%
The Allstate Corp. 5.550% 5/09/35	50,000	59,927
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	847,749
American International Group, Inc. 3.900% 4/01/26	135,000	135,458
Arch Capital Finance LLC 4.011% 12/15/26	160,000	164,062
Arch Capital Finance LLC 5.031% 12/15/46	75,000	80,218
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	85,616
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	45,373
Brown & Brown, Inc. 4.200% 9/15/24	395,000	404,973
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	548,712
Enstar Group Ltd. 4.500% 3/10/22	145,000	146,825
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	106,311
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	45,159
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	181,453
MetLife Capital Trust IV (c) 7.875% 12/15/37	150,000	184,500
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	59,000	60,578
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	310,000	332,165
Prudential Financial, Inc. 6.200% 11/15/40	125,000	156,369
Reinsurance Group of America, Inc. 3.950% 9/15/26	315,000	317,675
Reinsurance Group of America, Inc. 4.700% 9/15/23	485,000	522,107
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	103,375

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Acquisition PLC 4.400% 3/15/26	$65,000	$66,626
Unum Group 3.000% 5/15/21	145,000	145,164
Unum Group 3.875% 11/05/25	125,000	124,744
USF&G Capital I (c) 8.500% 12/15/45	95,000	122,437
Willis North America, Inc. 7.000% 9/29/19	43,000	47,646
XLIT Ltd. 4.450% 3/31/25	75,000	75,898
XLIT Ltd. 5.500% 3/31/45	200,000	199,867

		5,310,987

Internet — 0.7%
Baidu, Inc. 2.250% 11/28/17	200,000	200,425
Expedia, Inc. 5.000% 2/15/26	280,000	299,249
Expedia, Inc. 7.456% 8/15/18	320,000	342,668
Netflix, Inc. (c) 4.375% 11/15/26	440,000	432,300

		1,274,642

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	205,000	209,095
FS Investment Corp. 4.000% 7/15/19	200,000	201,746

		410,841

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	67,832
Vale Overseas Ltd. 6.875% 11/21/36	100,000	107,510

		175,342

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,069

Lodging — 0.3%
MGM Resorts International 4.625% 9/01/26	534,000	517,980

Media — 2.8%
21st Century Fox America, Co. 6.900% 8/15/39	125,000	159,577
Altice Financing SA (c) 6.625% 2/15/23	200,000	208,200
CBS Corp. 7.875% 7/30/30	100,000	135,619

	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	$600,000	$624,000
Comcast Corp. 3.400% 7/15/46	140,000	119,789
Discovery Communications LLC 4.875% 4/01/43	200,000	181,171
DISH DBS Corp. 5.875% 11/15/24	1,000,000	1,050,250
SFR Group SA (c) 6.250% 5/15/24	800,000	805,000
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,000,000	1,023,500
TEGNA, Inc. 5.125% 7/15/20	500,000	516,875
Time Warner Cable, Inc. 4.500% 9/15/42	400,000	362,513
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	246,131

		5,432,625

Mining — 0.1%
Glencore Funding LLC (c) 4.000% 4/16/25	280,000	278,648

Miscellaneous – Manufacturing — 0.2%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	85,613
General Electric Corp. 6.875% 1/10/39	72,000	102,241
Textron, Inc. 3.650% 3/15/27	110,000	109,242
Textron, Inc. 4.300% 3/01/24	120,000	125,885

		422,981

Office & Business Equipment — 0.4%
Pitney Bowes, Inc. 3.375% 10/01/21	675,000	663,351
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,277
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	14,262

		687,890

Oil & Gas — 2.4%
Anadarko Petroleum Corp. 5.550% 3/15/26	150,000	166,467
Citgo Holding, Inc. (c) 10.750% 2/15/20	500,000	537,500
Diamond Offshore Drilling, Inc. 5.875% 5/01/19	175,000	182,875
Encana Corp. 6.500% 2/01/38	85,000	94,914

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 2/15/25	$220,000	$204,600
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	47,000	44,307
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	35,000	36,387
Jupiter Resources, Inc. (c) 8.500% 10/01/22	225,000	183,937
Marathon Petroleum Corp. 6.500% 3/01/41	175,000	193,688
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	183,313
Nabors Industries, Inc. (c) 5.500% 1/15/23	220,000	224,537
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	1,044,400
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	200,000	200,500
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	566,100
Petroleos Mexicanos 6.625% 6/15/38	51,000	51,893
Petroleos Mexicanos 3.125% 1/23/19	25,000	25,100
Petroleos Mexicanos 5.500% 1/21/21	375,000	396,937
Petroleos Mexicanos 6.375% 1/23/45	35,000	34,133
Petroleos Mexicanos (c) 6.500% 3/13/27	65,000	69,924
Pioneer Natural Resources Co. 4.450% 1/15/26	65,000	68,413
Rowan Cos., Inc. 4.875% 6/01/22	151,000	144,205

		4,654,130

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 2.600% 12/01/22	209,000	200,030
National Oilwell Varco, Inc. 3.950% 12/01/42	179,000	144,074
Schlumberger Holdings Corp. (c) 4.000% 12/21/25	205,000	213,646

		557,750

Packaging & Containers — 0.2%
Brambles USA, Inc. (c) 4.125% 10/23/25	90,000	92,223

	Principal Amount	Value
Brambles USA, Inc. (c) 5.350% 4/01/20	$35,000	$37,588
BWAY Holding Co. (c) (d) 5.500% 4/15/24	200,000	201,626
Sonoco Products Co. 4.375% 11/01/21	100,000	105,724

		437,161

Pharmaceuticals — 1.5%
AbbVie, Inc. 3.200% 5/14/26	215,000	206,674
AbbVie, Inc. 4.700% 5/14/45	200,000	199,470
AstraZeneca PLC 6.450% 9/15/37	250,000	326,423
Express Scripts Holding Co. 4.500% 2/25/26	185,000	189,765
Express Scripts Holding Co. 4.800% 7/15/46	185,000	177,247
McKesson Corp. 2.284% 3/15/19	45,000	45,324
McKesson Corp. 4.883% 3/15/44	70,000	72,262
Mylan NV 3.950% 6/15/26	170,000	166,400
Mylan NV 5.250% 6/15/46	250,000	256,012
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	715,000	693,781
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	85,000	73,219
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	113,000	87,010
Valeant Pharmaceuticals International, Inc. (c) 7.000% 10/01/20	200,000	182,000
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	115,000	118,019

		2,793,606

Pipelines — 1.9%
Energy Transfer Partners LP 4.150% 10/01/20	60,000	62,304
Energy Transfer Partners LP 4.200% 4/15/27	170,000	167,958
Energy Transfer Partners LP 4.750% 1/15/26	200,000	206,022
EnLink Midstream Partners LP 4.850% 7/15/26	70,000	72,232

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating LLC 5.700% 2/15/42	$16,000	$17,872
Enterprise Products Operating LLC 5.950% 2/01/41	135,000	154,327
Enterprise Products Operating LLC 6.125% 10/15/39	12,000	13,942
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	70,624
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	92,393
Kinder Morgan Energy Partners LP 6.550% 9/15/40	80,000	88,097
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,404
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	254,210
MPLX LP 4.125% 3/01/27	110,000	109,523
MPLX LP 4.875% 12/01/24	239,000	251,413
MPLX LP 4.875% 6/01/25	668,000	699,717
MPLX LP 5.200% 3/01/47	40,000	40,251
MPLX LP 5.500% 2/15/23	142,000	146,402
Phillips 66 Partners LP 4.900% 10/01/46	90,000	85,690
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	215,000	219,246
Sabine Pass Liquefaction LLC 5.625% 3/01/25	638,000	691,684
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c) 5.500% 9/15/24	102,000	102,510
Western Gas Partners LP 4.000% 7/01/22	186,000	191,010

		3,754,831

Real Estate — 0.1%
ProLogis LP 2.750% 2/15/19	35,000	35,475
ProLogis LP 3.350% 2/01/21	165,000	169,897

		205,372

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp. 3.450% 9/15/21	225,000	229,058
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	308,198
Crown Castle International Corp. 4.000% 3/01/27	125,000	125,783

	Principal Amount	Value
CubeSmart LP 3.125% 9/01/26	$305,000	$286,486
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	62,871
DDR Corp. 4.750% 4/15/18	275,000	281,232
Digital Realty Trust LP 3.400% 10/01/20	140,000	143,584
Digital Realty Trust LP 3.950% 7/01/22	240,000	249,952
Federal Realty Investment Trust 5.900% 4/01/20	25,000	27,426
Highwoods Realty LP 7.500% 4/15/18	110,000	116,163
Host Hotels & Resorts LP 3.875% 4/01/24	255,000	256,937
Weingarten Realty Investors 3.250% 8/15/26	75,000	71,479

		2,159,169

Retail — 1.8%
Advance Auto Parts, Inc. 4.500% 12/01/23	455,000	478,984
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	67,047
CVS Health Corp. 6.125% 9/15/39	25,000	30,573
CVS Pass-Through Trust (c) 5.926% 1/10/34	216,539	247,328
CVS Pass-Through Trust (c) 7.507% 1/10/32	16,568	20,369
Dollar Tree, Inc. 5.750% 3/01/23	1,000,000	1,065,000
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	273,700
The Home Depot, Inc. 5.950% 4/01/41	100,000	127,941
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	490,000
Tiffany & Co. 4.900% 10/01/44	105,000	98,576
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	252,312
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	185,000	187,472
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	96,904

		3,436,206

Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. (c) 3.875% 1/15/27	250,000	251,318

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	$110,000	$112,200
NXP BV/NXP Funding LLC (c) 4.625% 6/01/23	1,000,000	1,058,750

		1,422,268

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	160,000	155,969
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	47,117
CA, Inc. 3.600% 8/15/22	130,000	131,911
Oracle Corp. 5.375% 7/15/40	250,000	290,162

		625,159

Telecommunications — 1.5%
AT&T, Inc. 3.400% 5/15/25	270,000	260,800
AT&T, Inc. 3.800% 3/01/24	265,000	269,073
AT&T, Inc. 5.250% 3/01/37	330,000	336,420
AT&T, Inc. 6.550% 2/15/39	175,000	206,454
Embarq Corp. 7.995% 6/01/36	45,000	44,775
Hughes Satellite Systems Corp. (c) 6.625% 8/01/26	444,000	453,990
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	88,572
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	170,362
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	229,601
Verizon Communications, Inc. 5.012% 8/21/54	77,000	73,048
Verizon Communications, Inc. 5.150% 9/15/23	95,000	104,557
Verizon Communications, Inc. 6.550% 9/15/43	479,000	587,747

		2,825,399

Transportation — 0.4%
Asciano Finance Ltd. (c) 4.625% 9/23/20	45,000	46,780
The Kenan Advantage Group, Inc. (c) 7.875% 7/31/23	720,000	736,200
Ryder System, Inc. 2.550% 6/01/19	30,000	30,245

		813,225

	Principal Amount	Value
Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (c) 2.875% 9/17/18	$280,000	$282,807
GATX Corp. 4.750% 6/15/22	125,000	135,020
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	145,822
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.375% 2/01/22	320,000	324,701

		888,350

TOTAL CORPORATE DEBT (Cost $80,330,467)		82,013,536

MUNICIPAL OBLIGATIONS — 0.2%
State of California BAB 7.550% 4/01/39	125,000	183,324
State of California BAB 7.600% 11/01/40	150,000	223,590

		406,914

TOTAL MUNICIPAL OBLIGATIONS (Cost $353,697)		406,914

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.2%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (c) 2.478% 10/20/20	110,000	110,000

Automobile ABS — 1.6%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (c) 2.370% 5/12/20	59,019	59,082
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	25,470	25,454
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	24,219	24,217
Drive Auto Receivables Trust, Series 2016-BA, Class B (c) 2.560% 6/15/20	140,000	140,754
Drive Auto Receivables Trust, Series 2016-AA, Class B (c) 3.170% 5/15/20	260,000	260,889
Flagship Credit Auto Trust, Series 2016-4, Class C (c) 2.710% 11/15/22	300,000	295,952

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2016-2, Class A2 (c) 3.050% 8/16/21	$500,000	$504,679
GLS Auto Receivables Trust, Series 2015-1A, Class A (c) 2.250% 12/15/20	42,783	42,714
Oscar US Funding Trust II, Series 2015-1A, Class A4 (c) 2.440% 6/15/22	320,000	315,347
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (c) 2.612% 7/15/20	172,801	172,878
Oscar US Funding Trust V, Series 2016-2A, Class A4 (c) 2.990% 12/15/23	600,000	589,253
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (c) 3.300% 5/10/24	150,000	149,863
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	200,000	200,588
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	280,000	285,160

		3,066,830

Commercial MBS — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.961% 2/10/51	95,000	96,887
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.231% 2/10/51	293,923	298,672
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.274% 2/10/51	100,000	102,168
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	496,533	501,313
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	131,418	133,172
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.895% 6/11/50	200,000	203,767
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	115,000	117,175

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	$152,000	$159,691
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	104,170
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	110,000	117,663
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.255% 5/10/48	110,000	99,739
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	104,762
DBRR Trust, Series 2013-EZ3, Class A, VRN (c) 1.636% 12/18/49	5,177	5,173
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	154,769	154,841
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	115,000	117,290
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	93,679	93,683
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	14,826	14,816
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	115,305
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	95,517	96,367
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.053% 2/15/51	19,491	19,563
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.053% 2/15/51	500,000	502,159
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN 3.848% 5/15/48	140,000	135,786
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	114,553

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN 4.897% 8/15/45	$100,000	$103,593
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.673% 11/15/44	170,000	182,302
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.673% 11/15/44	115,000	120,706

		3,815,316

Home Equity ABS — 0.5%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.230% 9/25/35	71,387	71,078
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.717% 8/25/35	130,227	130,596
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3, 1 mo. USD LIBOR + .705%, FRN 1.687% 4/25/35	10,255	10,249
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.462% 12/25/35	226,721	226,945
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 2.762% 4/15/32	46,280	46,510
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (c) 1.222% 10/25/34	137,983	137,661
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + ..220%, FRN 1.202% 10/25/35	49,778	49,880
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 1.702% 12/25/34	99,504	94,961
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720%, FRN 1.702% 3/25/35	71,053	71,049
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.551% 10/25/28	2	2

	Principal Amount	Value
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.352% 1/25/36	$56,102	$56,002
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 1.192% 12/25/35	95,591	95,637
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .470%, FRN 1.452% 8/25/35	37,407	37,458
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + ..240%, FRN 1.222% 11/25/35	13,612	13,580

		1,041,608

Other ABS — 17.5%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	90,672	84,304
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.707% 1/25/35	81,695	81,455
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.503% 10/15/28	390,000	392,898
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (c) 2.513% 10/15/28	670,000	672,634
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	35,434	34,725
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.203% 10/20/28	250,000	250,680
Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	78,000	76,404
Arbys Funding LLC, Series 2015-1A, Class A2 (c) 4.969% 10/30/45	266,625	267,959
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.882% 10/25/34	451,368	433,753

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.662% 12/15/42	$183,601	$178,564
AVANT Loans Funding Trust, Series 2016-B, Class A (c) 3.920% 8/15/19	34,603	34,665
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (c) 2.424% 1/18/25	250,000	250,013
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.483% 7/17/26	250,000	250,009
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.484% 8/05/27	445,000	446,474
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (c) 2.203% 7/15/26	250,000	250,005
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (c) 2.454% 7/18/27	305,000	305,622
BlueVirgo Trust, Series 2015-1A, Class NOTE (c) 3.000% 12/15/22	290,430	292,501
CAN Capital Funding LLC, Series 2014-1A, Class A (Acquired 10/14/15, Cost $159,998) (c) (e) 3.117% 4/15/20	52,834	52,497
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	97,793
Capital Automotive REIT, Series 2017-1A, Class A2 (c) (d) 4.180% 4/15/47	160,000	159,978
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	203,017	206,035
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1, 3 mo. USD LIBOR + 1.470%, FRN (c) 2.493% 10/15/25	600,000	600,424
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (c) 1.182% 11/25/45	9,988	9,992
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + ..150%, FRN 1.132% 8/25/36	59,583	59,051

	Principal Amount	Value
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	$414,388	$410,397
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	75,364	73,632
CLI Funding VI LLC, Series 2016-1A, Class A (c) 4.210% 2/18/41	507,971	494,809
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (c) 2.820% 3/15/21	1,820	1,831
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	54,572	54,455
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.882% 2/25/35	193,391	175,372
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (c) 1.282% 7/25/36	50,744	50,703
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + .670%, FRN 1.652% 10/25/35	440,000	414,559
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	509,600	512,381
DB Master Finance LLC, Series 2015-1A, Class A2II (c) 3.980% 2/20/45	392,000	398,075
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	74,353	73,968
Diamond Resorts Owner Trust, Series 2016-1, Class B (c) 3.370% 11/20/28	888,025	879,742
Diamond Resorts Owner Trust, Series 2015-2, Class B (c) 3.540% 5/22/28	101,268	101,100
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (c) 3.484% 10/25/45	414,750	414,742
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (c) 4.474% 10/25/45	612,250	579,639
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	199,306	183,184

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	$23,333	$23,486
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (c) 2.374% 4/18/26	370,000	370,016
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (c) 2.810% 4/25/28	334,880	331,254
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class B (c) 3.210% 4/25/28	204,195	199,626
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	70,070	67,386
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	160,000	154,371
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (c) 3.968% 3/19/46	188,661	189,321
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	205,554	206,746
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.222% 1/25/36	21,504	21,451
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 1.702% 6/25/35	97,985	98,381
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.480% 7/20/27	340,000	340,098
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (c) 2.188% 4/25/25	365,000	364,750
Goodgreen Trust, Series 2016-1A, Class A (c) 3.230% 10/15/52	480,907	482,327
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (c) 3.095% 10/15/48	340,000	339,738
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	196,077	196,445
HERO Funding Trust, Series 2016-3A, Class A1 (c) 3.080% 9/20/42	287,564	283,970

	Principal Amount	Value
HERO Funding Trust, Series 2016-4A, Class A2 (c) 4.290% 9/20/47	$263,218	$273,384
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	59,365	58,156
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	73,863	73,322
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.474% 1/18/26	250,000	250,037
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (c) 3.870% 3/15/58	87,737	85,963
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 1.212% 7/25/36	133,601	131,956
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (c) 4.300% 1/15/42	465,104	463,759
LCM XVI LP, Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.523% 7/15/26	250,000	251,384
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (c) 2.506% 10/20/29	480,000	483,836
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.777% 2/25/35	104,711	104,336
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.382% 10/25/29	250,000	252,766
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.480% 7/20/26	280,000	280,058
Mariner Finance Issuance Trust, Series 2017-AA, Class A (c) 3.620% 2/20/29	320,000	321,670
Marlette Funding Trust, Series 2016-1A, Class A (c) 3.060% 1/17/23	608,949	607,777
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3, 1 mo. USD LIBOR + ..705%, FRN 1.687% 4/25/36	20,100	20,072
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	322,272	320,174

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + ..750%, FRN 1.732% 7/25/35	$8,005	$8,156
Mosaic Solar Loans LLC, Series 2017-1A, Class A (c) 4.450% 6/20/42	115,587	116,101
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	64,073	63,397
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	25,781	25,756
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (c) 3.610% 2/20/21	217,848	219,027
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (c) 2.575% 10/15/49	1,800,000	1,780,875
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (c) 2.223% 1/15/25	250,000	249,999
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (c) 2.833% 10/16/51	1,700,000	1,670,250
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (c) 3.107% 12/15/50	470,000	467,485
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (c) 2.150% 4/20/25	225,000	225,037
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (c) 2.449% 8/15/29	480,000	483,171
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (c) 4.210% 5/17/20	120,000	119,299
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	51,070	51,151
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	41,777	41,051
Orange Lake Timeshare Trust, Series 2016-A, Class B (c) 2.910% 3/08/29	229,388	226,053
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 1.912% 3/25/36	35,754	35,815

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	$220,985	$220,528
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .500%, FRN 1.482% 7/25/35	70,220	70,334
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.242% 9/25/35	9,140	9,157
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.462% 8/25/35	96,857	95,401
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%, FRN 1.262% 5/25/36	92,620	92,541
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (c) 1.232% 2/25/37	51,590	51,375
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (c) 1.000% 2/20/30	250,000	250,646
Seneca Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (c) (d) 1.000% 7/17/26	250,000	250,000
Seneca Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.503% 7/17/26	250,000	249,999
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (c) 2.580% 9/20/32	111,964	112,390
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (c) 3.080% 9/20/32	49,264	49,380
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class B (c) 3.670% 3/21/33	136,797	138,048
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (c) 3.020% 6/20/32	67,173	66,000
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (c) 3.050% 12/26/25	337,284	337,638
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (c) 3.060% 9/25/28	1,670,790	1,668,705

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (c) 3.260% 8/25/25	$780,563	$781,329
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (c) 3.280% 2/25/26	650,000	647,091
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.432% 6/25/36	60,000	59,979
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	108,679
SpringCastle America Funding LLC, Series 2016-AA, Class A (c) 3.050% 4/25/29	373,738	376,030
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (c) 2.750% 11/15/49	710,000	705,119
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.920% 7/15/47	170,000	170,261
Store Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	113,738	113,864
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (c) 4.190% 1/15/71	309,372	309,433
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (c) 2.203% 10/17/26	300,000	300,138
Taco Bell Funding LLC, Series 2016-1A, Class A2I (c) 3.832% 5/25/46	477,600	479,693
Taco Bell Funding LLC, Series 2016-1A, Class A23 (c) 4.970% 5/25/46	437,800	441,005
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	74,740	73,853
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.399% 10/13/29	320,000	322,449
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	38,036	37,753
VSE VOI Mortgage LLC, Series 2016-A, Class B (c) 2.740% 7/20/33	119,427	118,251

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2I (c) 3.371% 6/15/45	$369,375	$370,976
Wendys Funding LLC, Series 2015-1A, Class A2II (c) 4.080% 6/15/45	325,050	329,465
Wendys Funding LLC, Series 2015-1A, Class A23 (c) 4.497% 6/15/45	344,750	335,695
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	109,113	107,879
Westgate Resorts LLC, Series 2017-1A, Class A (c) 3.250% 12/20/30	270,000	269,662

		33,858,409

Student Loans ABS — 7.1%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (c) 2.082% 12/27/44	470,000	468,172
Access Group, Inc., Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.502% 8/25/37	360,218	323,246
Access Group, Inc., Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	400,000	392,044
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	36,320	34,989
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.482% 7/25/58	130,000	110,913
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	292,467	272,553
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (c) 2.882% 10/27/31	144,558	147,255
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (c) 2.890% 6/25/40	293,025	292,133
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (c) 3.060% 7/25/31	153,013	148,153
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (c) 3.070% 10/25/44	860,257	862,838

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (c) 2.720% 1/25/41	$362,003	$354,922
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (c) 3.032% 2/26/35	408,377	409,830
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (c) 2.332% 7/26/66	626,819	626,412
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.337% 10/28/41	2,983	2,980
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530%, FRN 1.567% 1/27/42	100,000	99,690
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .720%, FRN 1.772% 11/25/36	61,515	59,416
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (c) 1.920% 7/26/66	800,000	799,904
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (c) 2.282% 3/25/66	2,140,000	2,172,118
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.528% 12/26/40	227,800	227,800
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (c) 3.600% 12/26/40	255,138	253,988
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.403% 6/25/41	192,934	165,576
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 1.768% 3/22/32	150,000	137,478
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 1.982% 11/25/36	200,000	173,438
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 1.982% 6/25/42	150,000	135,089

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.482% 6/25/41	$100,000	$88,088
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.482% 10/25/47	440,000	399,817
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.482% 5/26/54	100,000	90,103
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.482% 4/25/45	130,000	119,015
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (c) 1.932% 11/25/65	587,070	588,171
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.473% 7/15/36	190,000	173,010
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.188% 4/25/40	164,493	137,175
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.248% 10/25/40	194,612	169,771
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.338% 1/25/41	121,768	110,556
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.508% 10/25/64	161,580	140,831
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 6/25/43	310,000	280,201
SLM Student Loan Trust, Series 2013-1, Class B, ABS, FRN, 1 mo. USD LIBOR + 1.800%, FRN 2.782% 11/25/70	381,000	374,884
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.270% 3/15/28	100,000	100,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 3.284% 12/15/39	600,000	594,168

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.260% 6/17/30	$50,000	$50,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A (c) 2.430% 2/17/32	228,000	225,107
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (c) 2.490% 1/25/36	250,000	249,284
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.732% 8/25/36	126,218	129,894
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (c) 2.740% 10/25/32	300,000	298,286
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	51,717	52,290
SoFi Professional Loan Program LLC, Series 2017-A, Class C, VRN (c) 4.430% 3/26/40	170,000	166,043
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.284% 8/01/35	400,000	370,008
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 1/25/36	168,476	165,071

		13,742,710

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.302% 8/25/34	40,471	40,205
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.478% 2/25/34	10,494	10,483
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	4,349	4,280
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	7,379	7,482
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.038% 8/25/34	34,594	31,837
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (c) 3.500% 1/25/47	548,509	547,267
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.176% 7/25/33	2,012	2,070

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	$3,988	$3,857
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	122	130
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.397% 3/25/34	18,455	19,005
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.038% 4/25/44	46,865	46,934

		713,550

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.378% 6/25/32	13,194	13,113

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,387,939)		56,361,536

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	100,000	105,375
Colombia Government International Bond 6.125% 1/18/41	265,000	302,100
Mexico Government International Bond 6.750% 9/27/34	375,000	468,495
Mexico Government International Bond 4.750% 3/08/44	504,000	490,140
Province of Quebec Canada 2.625% 2/13/23	192,000	193,625

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,598,674)		1,559,735

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 19.0%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	269,959	274,551
Series 4290, Class CA 3.500% 12/15/38	165,772	170,028
Series 2617, Class Z 5.500% 5/15/33	138,506	154,505
Series 2693, Class Z 5.500% 10/15/33	250,344	274,004

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 3423, Class PB 5.500% 3/15/38	$75,242	$82,951
Series 2178, Class PB 7.000% 8/15/29	15,189	16,968
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	117,122	121,803
Series 2014-48, Class AB 4.000% 10/25/40	245,675	255,251
Series 2007-32, Class Z 5.500% 4/25/37	110,056	120,613
Series 2010-60, Class HJ 5.500% 5/25/40	53,776	58,215
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	67,773	73,708
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	8,179	8,989

		1,611,586

Pass-Through Securities — 18.1%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	898,007	922,316
Pool #Q37468 3.500% 11/01/45	681,587	700,570
Pool #Q41916 3.500% 7/01/46	331,928	341,691
Pool #Q42045 3.500% 7/01/46	134,989	138,960
Pool #Q44275 3.500% 11/01/46	256,007	263,617
Pool #Q44277 3.500% 11/01/46	59,545	61,232
Pool #Q46465 3.500% 3/01/47	1,196,592	1,224,684
Pool #C03537 4.500% 8/01/40	217,753	235,497
Pool #G06057 4.500% 10/01/40	188,959	203,884
Pool #G60485 4.500% 10/01/41	225,594	243,483
Pool #G60469 4.500% 1/01/42	157,210	169,578
Pool #G60342 4.500% 5/01/42	759,348	818,969
Pool #G60172 4.500% 9/01/43	245,880	265,992
Pool #G11476 5.000% 11/01/18	8,660	8,831
Pool #B16010 5.000% 8/01/19	286	295

	Principal Amount	Value
Pool #B17058 5.000% 9/01/19	$713	$739
Pool #B18677 5.000% 1/01/20	544	562
Pool #E89199 6.000% 4/01/17	20	20
Pool #G11431 6.000% 2/01/18	9	9
Pool #G01311 7.000% 9/01/31	1,254	1,468
Pool #C80207 7.500% 9/01/24	1,050	1,178
Pool #C00530 7.500% 7/01/27	1,070	1,245
Pool #C00563 7.500% 11/01/27	3,697	4,309
Pool #C00612 7.500% 4/01/28	212	247
Pool #C55867 7.500% 2/01/30	4,278	4,919
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 4/01/43 (d)	1,250,000	1,308,399
Federal National Mortgage Association Pool #725692 2.707% 10/01/33 1 year CMT + 2.145%, FRN	94,480	99,189
Pool #888586 2.755% 10/01/34 1 year CMT + 2.203%, FRN	171,048	179,821
Pool #AR3007 3.000% 2/01/43	246,508	245,902
Pool #AS1304 3.500% 12/01/28	323,462	337,803
Pool #AV1897 3.500% 12/01/28	50,632	52,876
Pool #AV2325 3.500% 12/01/28	177,804	185,687
Pool #AS6187 3.500% 11/01/45	2,039,373	2,094,898
Pool #AS6306 3.500% 12/01/45	705,876	725,536
Pool #AS6475 3.500% 1/01/46	637,459	655,313
Pool #AS6476 3.500% 1/01/46	668,105	686,504
Pool #AS6477 3.500% 1/01/46	758,630	779,047
Pool #BD6601 3.500% 12/01/46	246,418	252,241
Pool #BE4046 3.500% 12/01/46	768,335	786,493
Pool #BE5162 3.500% 2/01/47	199,675	204,425

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AX0120 4.000% 9/01/39	$190,240	$199,945
Pool #AZ7917 4.000% 3/01/41	106,087	112,046
Pool #AL2441 4.000% 9/01/42	531,664	563,107
Pool #AL8422 4.000% 1/01/43	249,354	263,516
Pool #BC5984 4.000% 4/01/46	160,385	168,316
Pool #BF0094 4.000% 5/01/56	1,256,567	1,315,371
Pool #AB1466 4.500% 9/01/40	106,947	115,348
Pool #AH6787 4.500% 3/01/41	173,655	187,785
Pool #AL7566 4.500% 10/01/42	182,341	196,721
Pool #AL6997 4.500% 11/01/42	384,251	415,516
Pool #AL6608 4.500% 6/01/44	277,622	300,559
Pool #735010 5.000% 11/01/19	54,701	56,332
Pool #AD6437 5.000% 6/01/40	105,283	115,445
Pool #AD6996 5.000% 7/01/40	715,165	783,748
Pool #AL8173 5.000% 2/01/44	280,693	307,699
Pool #575579 7.500% 4/01/31	8,534	10,059
Pool #535996 7.500% 6/01/31	1,359	1,605
Federal National Mortgage Association TBA Pool #1058 3.500% 2/01/44 (d)	4,700,000	4,807,953
Pool #11192 4.000% 3/01/43 (d)	1,800,000	1,888,172
Pool #20567 4.500% 10/01/40 (d)	975,000	1,045,611
Government National Mortgage Association Pool #783896 3.500% 5/15/44	414,970	431,829
Pool #579140 6.500% 1/15/32	845	972
Pool #587280 6.500% 9/15/32	1,218	1,394

	Principal Amount	Value
Pool #550659 6.500% 9/15/35	$108,431	$124,406
Pool #538689 6.500% 12/15/35	16,908	19,466
Pool #780651 7.000% 10/15/27	1,545	1,775
Pool #462384 7.000% 11/15/27	875	1,004
Pool #482668 7.000% 8/15/28	1,154	1,330
Pool #506804 7.000% 5/15/29	6,757	7,714
Pool #506914 7.000% 5/15/29	23,511	27,031
Pool #581417 7.000% 7/15/32	3,854	4,515
Pool #423836 8.000% 8/15/26	1,011	1,183
Pool #444619 8.000% 3/15/27	8,176	9,519
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	51,796	53,560
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	69,791	71,855
Pool #784026 3.500% 12/20/44	464,399	481,361
Government National Mortgage Association II TBA Pool #2543 3.500% 9/01/44 (d)	5,375,000	5,563,755
Pool #1572 4.000% 2/01/44 (d)	1,075,000	1,133,495

		34,999,447

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $36,834,982)		36,611,033

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds & Notes — 3.8%
U.S. Treasury Bond 2.500% 5/15/46	1,240,000	1,110,575
U.S. Treasury Bond (f) 3.500% 2/15/39	2,015,000	2,217,791
U.S. Treasury Inflation Index 0.125% 7/15/26	1,924,510	1,877,598

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.625% 3/15/20	$1,000,000	$1,003,594
U.S. Treasury Note 1.875% 3/31/22	1,220,000	1,216,950

		7,426,508

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,510,355)		7,426,508

TOTAL BONDS & NOTES (Cost $183,016,114)		184,379,262

	Notional Amount
PURCHASED OPTIONS — 0.4%
Financial — 0.4%
Diversified Financial Services — 0.4%
3-Month USD LIBOR BBA 10 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC-Barclays Capital, Inc.)	3,840,000	533,886
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC-Barclays Capital, Inc.)	2,304,000	235,531

		769,417

TOTAL PURCHASED OPTIONS (Cost $800,870)		769,417

	Number of Shares

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b)	150	4,500

TOTAL WARRANTS (Cost $0)		4,500

TOTAL LONG-TERM INVESTMENTS (Cost $184,069,016)		185,419,786

	Principal Amount
SHORT-TERM INVESTMENTS — 13.3%
Commercial Paper — 12.4%
BAT International Finance (c) 1.100% 4/03/17	$1,750,000	1,749,839

	Principal Amount	Value
Commonwealth Edison (c) 1.130% 4/06/17	$1,505,000	$1,504,720
Dominion Resources, Inc. (c) 1.275% 4/18/17	1,000,000	999,416
Duke Energy Corp. (c) 1.200% 4/10/17	3,000,000	2,999,055
NextEra Energy Capital Holdings, Inc. (c) 1.200% 4/17/17	4,000,000	3,997,800
Spectra Energy Capital LLC (c) 1.300% 4/19/17	4,250,000	4,247,371
TELUS Corp. (c) 1.350% 6/21/17	3,000,000	2,990,878
TELUS Corp. (c) 1.373% 6/19/17	1,500,000	1,495,557
Volvo Group Treasury (c) 1.100% 4/03/17	2,250,000	2,249,793
WPP CP LLC (c) 1.200% 4/17/17	1,750,000	1,749,037

		23,983,466

Time Deposit — 0.9%
Euro Time Deposit 0.090% 4/03/17	1,803,816	1,803,816

TOTAL SHORT-TERM INVESTMENTS (Cost $25,787,460)		25,787,282

TOTAL INVESTMENTS — 109.3% (Cost $209,856,476) (g)		211,207,068

Other Assets/(Liabilities) — (9.3)%		(17,988,308)

NET ASSETS — 100.0%		$193,218,760

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $5,307 or 0.00% of net assets.
(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $87,500,089 or 45.29% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $52,497 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	329,969	$9,899

TOTAL COMMON STOCK (Cost $37,350)		9,899

PREFERRED STOCK — 0.2%
Agriculture — 0.2%
Pinnacle Agriculture Holdings LLC (a) (b)	1,968,762	925,318

TOTAL PREFERRED STOCK (Cost $1,282,343)		925,318

TOTAL EQUITIES (Cost $1,319,693)		935,217

	Principal Amount
BONDS & NOTES — 99.9%

BANK LOANS — 5.7%
Auto Parts & Equipment — 2.0%
Tempo Acquisition LLC, Bridge Term Loan 0.000% 8/16/17	$9,000,000	8,955,000

Entertainment — 0.4%
AMC Entertainment, Inc., 2017 Bridge Term Loan 0.250% 12/21/17	1,930,000	1,925,174

Foods — 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan 5.278% 2/18/21	1,345,148	1,104,138

Oil & Gas — 3.0%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	5,254,429	4,597,625
Chemours Co. (The), Term Loan B 6.000% 5/12/22	3,471,000	3,488,355
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	1,286,561	1,106,442
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	2,963,034	2,111,162

	Principal Amount	Value
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 8/31/20	$2,255,879	$2,124,767

		13,428,351

TOTAL BANK LOANS (Cost $24,972,627)		25,412,663

CORPORATE DEBT — 94.2%
Aerospace & Defense — 1.2%
Moog, Inc. (c) 5.250% 12/01/22	948,000	971,701
TransDigm, Inc. 6.375% 6/15/26	4,226,000	4,228,493

		5,200,194

Agriculture — 0.7%
Pinnacle Operating Corp. (c) 9.000% 5/15/23	2,930,270	2,915,618

Airlines — 1.0%
American Airlines Group, Inc. (c) 5.500% 10/01/19	4,258,000	4,428,320

Apparel — 1.0%
Hanesbrands, Inc. (c) 4.625% 5/15/24	1,105,000	1,089,806
Hanesbrands, Inc. (c) 4.875% 5/15/26	2,194,000	2,155,605
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,387,387

		4,632,798

Auto Manufacturers — 0.9%
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	4,030,000	4,221,425

Auto Parts & Equipment — 3.8%
Allison Transmission, Inc. (c) 5.000% 10/01/24	727,000	734,270
Commercial Vehicle Group, Inc. 7.875% 4/15/19	3,000,000	3,000,000
Deck Chassis Acquisition, Inc. (c) 10.000% 6/15/23	6,676,000	7,143,320
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	2,637,000	2,702,925
International Automotive Components Group SA (c) 9.125% 6/01/18	3,268,000	3,243,490

		16,824,005

Building Materials — 0.9%
James Hardie International Finance Ltd. (c) 5.875% 2/15/23	1,908,000	1,970,010

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Louisiana-Pacific Corp. 4.875% 9/15/24	$2,102,000	$2,112,510

		4,082,520

Chemicals — 4.8%
A Schulman, Inc. 6.875% 6/01/23	4,148,000	4,303,550
Alpha 3 BV/Alpha US Bidco, Inc. (c) 6.250% 2/01/25	2,384,000	2,413,800
The Chemours Co. 7.000% 5/15/25	1,424,000	1,532,936
Consolidated Energy Finance SA (c) 6.750% 10/15/19	8,110,000	8,170,825
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (c) 8.375% 12/01/22	3,800,000	3,914,000
Platform Specialty Products Corp. (c) 6.500% 2/01/22	864,000	896,400

		21,231,511

Coal — 1.4%
Peabody Securities Finance Corp. (c) 6.000% 3/31/22	401,000	398,744
Peabody Securities Finance Corp. (c) 6.375% 3/31/25	534,000	531,330
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	81,000	81,810
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	2,350,000	2,373,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	1,885,000	1,903,850
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	928,000	937,280

		6,226,514

Commercial Services — 1.9%
Cardtronics, Inc./Cardtronics USA (c) 5.500% 5/01/25	1,939,000	1,960,814
Gartner, Inc. (c) 5.125% 4/01/25	660,000	672,375
Prime Security Services Borrower LLC/Prime Finance, Inc. (c) 9.250% 5/15/23	2,417,000	2,649,636
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	3,245,000	3,224,719

		8,507,544

	Principal Amount	Value
Computers — 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c) 7.125% 6/15/24	$1,319,000	$1,458,127
Western Digital Corp. 10.500% 4/01/24	2,443,000	2,879,686

		4,337,813

Diversified Financial Services — 3.8%
Aircastle Ltd. 4.125% 5/01/24	2,965,000	2,968,706
Aircastle Ltd. 5.000% 4/01/23	269,000	283,123
Aircastle Ltd. 5.500% 2/15/22	269,000	288,503
Alliance Data Systems Corp. (c) 5.875% 11/01/21	5,000,000	5,175,000
Ally Financial, Inc. 3.250% 11/05/18	500,000	503,440
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,582,812
LPL Holdings, Inc. (c) 5.750% 9/15/25	4,000,000	4,040,000
NFP Corp. (c) 9.000% 7/15/21	1,192,000	1,259,765

		17,101,349

Electric — 1.5%
NRG Energy, Inc. (c) 6.625% 1/15/27	1,712,000	1,707,720
NRG Energy, Inc. 7.250% 5/15/26	4,738,000	4,880,140

		6,587,860

Engineering & Construction — 0.8%
Zachry Holdings, Inc. (c) 7.500% 2/01/20	3,639,000	3,748,170

Entertainment — 2.7%
AMC Entertainment Holdings, Inc. (c) 5.875% 11/15/26	1,346,000	1,361,143
AMC Entertainment Holdings, Inc. (c) 6.125% 5/15/27	1,726,000	1,741,102
Eagle II Acquisition Co. LLC (c) 6.000% 4/01/25	610,000	628,300
Six Flags Entertainment Corp. (c) (d) 4.875% 7/31/24	5,035,000	4,984,650
WMG Acquisition Corp. (c) 5.000% 8/01/23	634,000	640,340
WMG Acquisition Corp. (c) 6.750% 4/15/22	2,750,000	2,890,937

		12,246,472

Foods — 1.9%
C&S Group Enterprises LLC (c) 5.375% 7/15/22	381,000	376,238

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp. (c) 7.625% 8/15/21	$3,250,000	$3,274,375
Post Holdings, Inc. (c) 5.500% 3/01/25	1,088,000	1,093,440
Post Holdings, Inc. (c) 5.750% 3/01/27	1,346,000	1,342,635
Post Holdings, Inc. (c) 7.750% 3/15/24	1,392,000	1,534,972
Post Holdings, Inc. (c) 8.000% 7/15/25	911,000	1,022,597

		8,644,257

Forest Products & Paper — 0.7%
Appvion, Inc. (c) 9.000% 6/01/20	5,428,000	3,188,950

Gas — 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.500% 5/20/25	1,828,000	1,814,290
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	3,188,000	3,307,933

		5,122,223

Hand & Machine Tools — 0.8%
Apex Tool Group LLC (c) 7.000% 2/01/21	4,134,000	3,741,270

Health Care – Products — 1.6%
Alere, Inc. 6.500% 6/15/20	2,065,000	2,080,487
Halyard Health, Inc. 6.250% 10/15/22	3,824,000	3,938,720
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.500% 4/15/25	179,000	164,680
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.625% 10/15/23	781,000	743,903

		6,927,790

Health Care – Services — 3.3%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	841,000	855,718
CHS/Community Health Systems, Inc. 6.875% 2/01/22	1,721,000	1,480,060
HCA, Inc. 4.500% 2/15/27	1,500,000	1,500,000
HCA, Inc. 5.250% 4/15/25	1,159,000	1,231,437
HCA, Inc. 5.875% 2/15/26	2,241,000	2,364,255
RegionalCare Hospital Partners Holdings, Inc. (c) 8.250% 5/01/23	2,680,000	2,859,560

	Principal Amount	Value
Tenet Healthcare Corp. 6.750% 6/15/23	$1,042,000	$1,023,765
Tenet Healthcare Corp. 8.000% 8/01/20	2,126,000	2,160,547
Tenet Healthcare Corp. 8.125% 4/01/22	1,050,000	1,095,938

		14,571,280

Home Builders — 2.4%
Brookfield Residential Properties, Inc. (c) 6.375% 5/15/25	897,000	922,789
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,305,262
Century Communities, Inc. (c) 6.875% 5/15/22	2,500,000	2,600,000
Lennar Corp. 4.750% 5/30/25	1,991,000	1,995,978
M/I Homes, Inc. 6.750% 1/15/21	1,262,000	1,321,238
William Lyon Homes, Inc. 7.000% 8/15/22	1,286,000	1,343,870

		10,489,137

Insurance — 0.7%
York Risk Services Holding Corp. (c) 8.500% 10/01/22	3,302,000	3,087,370

Internet — 1.6%
Netflix, Inc. (c) 4.375% 11/15/26	2,038,000	2,002,335
Symantec Corp. (c) 5.000% 4/15/25	2,649,000	2,716,361
TIBCO Software, Inc. (c) 11.375% 12/01/21	2,353,000	2,605,948

		7,324,644

Iron & Steel — 1.2%
Allegheny Technologies, Inc. 5.950% 1/15/21	4,169,000	4,106,465
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c) 6.375% 5/01/22	1,292,000	1,325,101

		5,431,566

Leisure Time — 3.1%
Brunswick Corp. 7.125% 8/01/27	4,693,000	5,521,549
Brunswick Corp. 7.375% 9/01/23	650,000	761,995
Carlson Travel, Inc. (c) 6.750% 12/15/23	1,299,000	1,350,960
Carlson Travel, Inc. (c) 9.500% 12/15/24	2,195,000	2,299,263

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NCL Corp. Ltd. (c) 4.750% 12/15/21	$4,000,000	$4,060,000

		13,993,767

Lodging — 0.7%
Interval Acquisition Corp. 5.625% 4/15/23	2,917,000	2,960,755

Machinery – Diversified — 1.4%
Gardner Denver, Inc. (c) 6.875% 8/15/21	4,851,000	5,008,657
Welbilt, Inc. 9.500% 2/15/24	1,045,000	1,204,363

		6,213,020

Media — 8.3%
Altice Financing SA (c) 6.625% 2/15/23	2,100,000	2,186,100
Altice Finco SA (c) 8.125% 1/15/24	1,094,000	1,170,580
Altice Luxembourg SA (c) 7.625% 2/15/25	3,000,000	3,170,625
Block Communications, Inc. (c) 6.875% 2/15/25	2,096,000	2,221,760
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	879,000	914,160
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 4/01/24	2,700,000	2,848,500
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 5/01/27	1,649,000	1,731,450
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,235,000	2,251,763
DISH DBS Corp. 7.750% 7/01/26	2,571,000	2,988,787
LIN Television Corp. 5.875% 11/15/22	3,000,000	3,105,000
Midcontinent Communications/Midcontinent Finance Corp. (c) 6.875% 8/15/23	1,624,000	1,727,530
SFR Group SA (c) 6.000% 5/15/22	2,664,000	2,760,570
SFR Group SA (c) 7.375% 5/01/26	2,150,000	2,214,500
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	2,951,000	3,020,348
Sirius XM Radio, Inc. (c) 5.375% 7/15/26	3,852,000	3,938,670
Virgin Media Secured Finance PLC (c) 5.500% 8/15/26	701,000	711,515

		36,961,858

	Principal Amount	Value
Metal Fabricate & Hardware — 0.2%
Novelis Corp. (c) 5.875% 9/30/26	$666,000	$680,153

Mining — 2.7%
Constellium NV (c) 7.875% 4/01/21	1,443,000	1,540,403
Freeport-McMoRan, Inc. 3.550% 3/01/22	2,240,000	2,077,600
Freeport-McMoRan, Inc. (c) 6.875% 2/15/23	1,600,000	1,652,000
Hecla Mining Co. 6.875% 5/01/21	2,433,000	2,487,742
Kinross Gold Corp. 5.950% 3/15/24	1,879,000	1,987,043
Kinross Gold Corp. 6.875% 9/01/41	1,276,000	1,291,950
Teck Resources Ltd. (c) 8.500% 6/01/24	804,000	927,615

		11,964,353

Miscellaneous – Manufacturing — 2.3%
Amsted Industries, Inc. (c) 5.375% 9/15/24	2,454,000	2,460,135
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	1,385,000	1,218,800
EnPro Industries, Inc. 5.875% 9/15/22	4,059,000	4,201,065
LSB Industries, Inc. STEP 8.500% 8/01/19	2,306,000	2,236,820

		10,116,820

Oil & Gas — 9.4%
Chesapeake Energy Corp. (c) 8.000% 1/15/25	2,946,000	2,946,000
Citgo Holding, Inc. (c) 10.750% 2/15/20	3,914,000	4,207,550
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 11/29/24	2,000,000	2,100,000
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 2/15/25	3,429,000	3,188,970
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	1,266,000	1,193,458
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 5.000% 12/01/24	1,280,000	1,200,000
Jupiter Resources, Inc. (c) 8.500% 10/01/22	6,857,000	5,605,598
Kosmos Energy Ltd. (c) 7.875% 8/01/21	2,197,000	2,213,478
Kosmos Energy Ltd. (c) 7.875% 8/01/21	6,535,000	6,584,012

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newfield Exploration Co. 5.375% 1/01/26	$850,000	$887,740
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	2,436,000	2,442,090
Rowan Cos., Inc. 4.750% 1/15/24	2,500,000	2,243,750
Rowan Cos., Inc. 7.375% 6/15/25	802,000	806,010
Sunoco LP/Sunoco Finance Corp. 5.500% 8/01/20	833,000	841,330
Sunoco LP/Sunoco Finance Corp. 6.250% 4/15/21	2,572,000	2,623,440
Tullow Oil PLC (c) 6.250% 4/15/22	3,153,000	2,948,055

		42,031,481

Oil & Gas Services — 1.0%
SESI LLC 7.125% 12/15/21	1,177,000	1,191,713
Welltec A/S (c) 8.000% 2/01/19	3,250,000	3,266,250

		4,457,963

Packaging & Containers — 2.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (c) 6.000% 2/15/25	2,678,000	2,708,127
Coveris Holdings SA (c) 7.875% 11/01/19	10,235,000	10,081,475

		12,789,602

Pharmaceuticals — 2.5%
Endo Ltd./Endo Finance LLC/Endo Finco, Inc. STEP (c) 6.000% 2/01/25	2,390,000	2,037,475
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (c) 7.500% 10/01/24	1,507,000	1,550,327
Valeant Pharmaceuticals International, Inc. (c) 5.500% 3/01/23	1,402,000	1,079,540
Valeant Pharmaceuticals International, Inc. (c) 5.875% 5/15/23	676,000	524,745
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	5,735,000	4,415,950
Valeant Pharmaceuticals International, Inc. (c) 6.500% 3/15/22	595,000	612,106
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	1,021,000	1,047,801

		11,267,944

	Principal Amount	Value
Pipelines — 0.5%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	$2,125,000	$2,135,625

Private Equity — 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (c) 6.750% 2/01/24	2,750,000	2,835,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	2,030,000

		4,865,938

Real Estate Investment Trusts (REITS) — 1.0%
The GEO Group, Inc. 6.000% 4/15/26	1,887,000	1,911,009
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	892,000	878,620
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,447,390

		4,237,019

Retail — 2.6%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,512,000	1,614,060
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	3,000,000	2,835,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	3,335,930
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	3,920,000

		11,704,990

Software — 1.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c) 5.750% 3/01/25	1,922,000	1,970,050
Quintiles IMS, Inc. (c) 5.000% 10/15/26	3,065,000	3,076,494
RP Crown Parent LLC (c) 7.375% 10/15/24	1,073,000	1,118,602

		6,165,146

Telecommunications — 7.1%
Cincinnati Bell, Inc. (c) 7.000% 7/15/24	2,437,000	2,555,804
CommScope Technologies LLC (c) 5.000% 3/15/27	923,000	921,569
Digicel Ltd. (c) 6.000% 4/15/21	2,100,000	1,908,375
GCI, Inc. 6.875% 4/15/25	3,000,000	3,142,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GTT Escrow Corp. (c) 7.875% 12/31/24	$2,084,000	$2,162,150
Hughes Satellite Systems Corp. (c) 5.250% 8/01/26	1,961,000	1,956,098
Hughes Satellite Systems Corp. (c) 6.625% 8/01/26	1,954,000	1,997,965
Sprint Corp. 7.250% 9/15/21	1,460,000	1,576,070
Sprint Corp. 7.875% 9/15/23	7,037,000	7,793,477
T-Mobile USA, Inc. 5.375% 4/15/27	1,125,000	1,161,563
T-Mobile USA, Inc. 6.000% 4/15/24	951,000	1,014,004
T-Mobile USA, Inc. 6.500% 1/15/26	1,318,000	1,443,210
West Corp. (c) 5.375% 7/15/22	4,175,000	4,101,937

		31,734,722

Transportation — 3.2%
The Kenan Advantage Group, Inc. (c) 7.875% 7/31/23	6,839,000	6,992,877
Topaz Marine SA (c) 8.625% 11/01/18	5,438,000	5,356,430
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	2,072,000	2,103,080

		14,452,387

TOTAL CORPORATE DEBT (Cost $411,184,779)		419,554,143

TOTAL BONDS & NOTES (Cost $436,157,406)		444,966,806

TOTAL LONG-TERM INVESTMENTS (Cost $437,477,099)		445,902,023

SHORT-TERM INVESTMENTS — 1.6%
Time Deposit — 1.6%
Euro Time Deposit 0.090% 4/03/17	6,899,986	6,899,986

TOTAL SHORT-TERM INVESTMENTS (Cost $6,899,986)		6,899,986

TOTAL INVESTMENTS — 101.7% (Cost $444,377,085) (e)		452,802,009

Other Assets/(Liabilities) — (1.7)%		(7,420,457)

NET ASSETS — 100.0%		$445,381,552

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $935,217 or 0.21% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $271,903,864 or 61.05% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	77.5%
Luxembourg	7.7%
Canada	5.5%
Bermuda	4.1%
Netherlands	1.6%
France	1.1%
Ireland	1.1%
United Kingdom	0.8%
Denmark	0.7%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.4%

COMMON STOCK — 63.3%
Basic Materials — 2.0%
Chemicals — 1.7%
AdvanSix, Inc. (a)	700	$19,125
CF Industries Holdings, Inc.	4,025	118,134
The Dow Chemical Co.	4,493	285,485
E.I. du Pont de Nemours & Co.	2,471	198,496
Eastman Chemical Co.	3,794	306,555
FMC Corp.	4,100	285,319
GCP Applied Technologies, Inc. (a)	7,000	228,550
Ingevity Corp. (a)	3,100	188,635
International Flavors & Fragrances, Inc.	3	398
LyondellBasell Industries NV Class A	1,260	114,899
Monsanto Co.	969	109,691
The Mosaic Co.	8,900	259,702
PPG Industries, Inc.	38	3,993
Praxair, Inc.	4	474
The Sherwin-Williams Co.	7	2,171

		2,121,627

Forest Products & Paper — 0.0%
International Paper Co.	607	30,824

Iron & Steel — 0.1%
Nucor Corp.	2,161	129,055

Mining — 0.2%
Alcoa Corp.	500	17,200
Freeport-McMoRan, Inc. (a)	48	641
Newmont Mining Corp.	4,984	164,273

		182,114

		2,463,620

Communications — 6.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	933	22,924
Omnicom Group, Inc.	798	68,795

		91,719

Internet — 2.4%
Alphabet, Inc. Class A (a)	1,024	868,147
Alphabet, Inc. Class C (a)	116	96,229
Amazon.com, Inc. (a)	556	492,916
eBay, Inc. (a)	6,665	223,744
Expedia, Inc.	743	93,744
F5 Networks, Inc. (a)	1,950	278,011
Facebook, Inc. Class A (a)	3,220	457,401
Liberty Expedia Holdings, Inc. Class A (a)	360	16,373
Liberty Ventures Series A (a)	540	24,019
Netflix, Inc. (a)	492	72,723
The Priceline Group, Inc. (a)	4	7,120
Symantec Corp.	10,279	315,360

	Number of Shares	Value
TripAdvisor, Inc. (a)	43	$1,856
VeriSign, Inc. (a)	189	16,464
Yahoo!, Inc. (a)	34	1,578

		2,965,685

Media — 2.0%
Cable One, Inc.	158	98,666
CBS Corp. Class B	1,570	108,895
Charter Communications, Inc. Class A (a)	346	113,253
Comcast Corp. Class A	7,562	284,256
Discovery Communications, Inc. Class A (a)	8,900	258,901
Discovery Communications, Inc. Class C (a)	1,100	31,141
Liberty Broadband Corp. Class A (a)	700	59,563
Liberty Media Corp-Liberty SiriusXM Class A (a)	1,500	58,380
Liberty Media Corp-Liberty SiriusXM Class C (a)	1,500	58,170
News Corp. Class A	1,030	13,390
Scripps Networks Interactive Class A	3,624	284,013
TEGNA, Inc.	7,307	187,205
Time Warner, Inc.	3,988	389,667
Tribune Media Co. Class A	600	22,362
Twenty-First Century Fox, Inc. Class A	2,921	94,611
Twenty-First Century Fox, Inc. Class B	6,300	200,214
Viacom, Inc. Class B	2,690	125,408
The Walt Disney Co.	382	43,315

		2,431,410

Telecommunications — 2.1%
AT&T, Inc.	10,630	441,677
CenturyLink, Inc.	8,754	206,332
Cisco Systems, Inc.	22,124	747,791
Frontier Communications Corp.	44,370	94,952
Juniper Networks, Inc.	3,948	109,873
LogMeIn, Inc.	196	19,110
Motorola Solutions, Inc.	3,134	270,213
Verizon Communications, Inc.	15,232	742,560
Windstream Holdings, Inc.	6,200	33,790

		2,666,298

		8,155,112

Consumer, Cyclical — 7.1%
Airlines — 0.9%
Alaska Air Group, Inc.	3,900	359,658
American Airlines Group, Inc.	4,300	181,890
Delta Air Lines, Inc.	5,000	229,800
Southwest Airlines Co.	1,566	84,188
United Continental Holdings, Inc. (a)	4,800	339,072

		1,194,608

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.4%
Michael Kors Holdings Ltd. (a)	4,200	$160,062
NIKE, Inc. Class B	1,384	77,130
Ralph Lauren Corp.	2,700	220,374
VF Corp.	500	27,485

		485,051

Auto Manufacturers — 0.5%
Ford Motor Co.	18,462	214,897
General Motors Co.	10,100	357,136
PACCAR, Inc.	834	56,045

		628,078

Auto Parts & Equipment — 0.4%
Adient PLC	200	14,534
Allison Transmission Holdings, Inc.	2,000	72,120
BorgWarner, Inc.	3,300	137,907
Delphi Automotive PLC	200	16,098
The Goodyear Tire & Rubber Co.	6,361	228,996

		469,655

Distribution & Wholesale — 0.1%
Fastenal Co.	70	3,605
W.W. Grainger, Inc.	4	931
WESCO International, Inc. (a)	850	59,118

		63,654

Entertainment — 0.2%
Lions Gate Entertainment Corp. Class B (a)	2,476	60,365
The Madison Square Garden Co. Class A (a)	790	157,771

		218,136

Home Builders — 0.1%
D.R. Horton, Inc.	2,659	88,571
PulteGroup, Inc.	74	1,743

		90,314

Home Furnishing — 0.1%
Leggett & Platt, Inc.	1,595	80,260
Whirlpool Corp.	324	55,511

		135,771

Housewares — 0.0%
Newell Brands, Inc.	83	3,915

Leisure Time — 0.0%
Harley-Davidson, Inc.	8	484
Royal Caribbean Cruises Ltd.	100	9,811

		10,295

Lodging — 0.6%
Marriott International, Inc. Class A	1,161	109,343
Wyndham Worldwide Corp.	3,222	271,582
Wynn Resorts Ltd.	2,909	333,401

		714,326

	Number of Shares	Value
Retail — 3.7%
AutoNation, Inc. (a)	20	$846
AutoZone, Inc. (a)	96	69,413
Bed Bath & Beyond, Inc.	2,673	105,477
Best Buy Co., Inc.	8,208	403,423
Coach, Inc.	84	3,472
Costco Wholesale Corp.	218	36,556
CVS Health Corp.	4,303	337,785
Darden Restaurants, Inc.	1,673	139,980
Dollar General Corp.	600	41,838
Dollar Tree, Inc. (a)	71	5,571
The Gap, Inc.	7,305	177,438
Genuine Parts Co.	536	49,532
The Home Depot, Inc.	1,560	229,055
Kohl’s Corp.	4,261	169,630
L Brands, Inc.	600	28,260
Lowe’s Cos., Inc.	2,129	175,025
Macy’s, Inc.	3,740	110,854
McDonald’s Corp.	3,885	503,535
Nordstrom, Inc.	3,411	158,850
O’Reilly Automotive, Inc. (a)	484	130,603
PVH Corp.	2,950	305,237
Ross Stores, Inc.	1,392	91,691
Staples, Inc.	27,683	242,780
Starbucks Corp.	1,290	75,323
Target Corp.	2,267	125,116
Tiffany & Co.	111	10,578
The TJX Cos., Inc.	1,140	90,151
Urban Outfitters, Inc. (a)	3,460	82,210
Wal-Mart Stores, Inc.	5,253	378,636
Walgreens Boots Alliance, Inc.	2,406	199,818
Yum China Holdings, Inc. (a)	400	10,880
Yum! Brands, Inc.	2,136	136,490

		4,626,053

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	74,566
Mattel, Inc.	361	9,245

		83,811

		8,723,667

Consumer, Non-cyclical — 12.6%
Agriculture — 0.7%
Altria Group, Inc.	2,741	195,762
Archer-Daniels-Midland Co.	7,326	337,289
Philip Morris International, Inc.	2,046	230,993
Reynolds American, Inc.	2,282	143,812

		907,856

Beverages — 1.0%
Brown-Forman Corp. Class B	2	92
The Coca-Cola Co.	12,824	544,251
Coca-Cola European Partners PLC	1,485	55,970
Constellation Brands, Inc. Class A	42	6,807
Dr. Pepper Snapple Group, Inc.	1,210	118,483

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Molson Coors Brewing Co. Class B	436	$41,730
Monster Beverage Corp. (a)	750	34,627
PepsiCo, Inc.	3,512	392,852

		1,194,812

Biotechnology — 1.3%
Amgen, Inc.	3,725	611,161
Biogen, Inc. (a)	524	143,272
Bioverativ, Inc. (a)	262	14,268
Celgene Corp. (a)	1,678	208,794
Gilead Sciences, Inc.	8,152	553,684
Theravance Biopharma, Inc. (a)	500	18,410

		1,549,589

Commercial Services — 0.8%
Automatic Data Processing, Inc.	621	63,584
Cintas Corp.	449	56,816
Ecolab, Inc.	4	501
Equifax, Inc.	216	29,536
Global Payments, Inc.	400	32,272
H&R Block, Inc.	3,942	91,652
Moody’s Corp.	325	36,413
PayPal Holdings, Inc. (a)	65	2,796
Quanta Services, Inc. (a)	2,024	75,111
Robert Half International, Inc.	35	1,709
S&P Global, Inc.	89	11,636
Sotheby’s (a)	2,000	90,960
Total System Services, Inc.	421	22,507
United Rentals, Inc. (a)	2,000	250,100
The Western Union Co.	12,607	256,552

		1,022,145

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	2,506	183,414
The Estee Lauder Cos., Inc. Class A	796	67,493
The Procter & Gamble Co.	8,833	793,645

		1,044,552

Foods — 1.1%
Campbell Soup Co.	1,265	72,409
Conagra Brands, Inc.	6,334	255,514
General Mills, Inc.	2,094	123,567
The Hershey Co.	419	45,776
Hormel Foods Corp.	2,288	79,233
The J.M. Smucker Co.	724	94,902
Kellogg Co.	135	9,802
The Kraft Heinz Co.	1,673	151,925
The Kroger Co.	768	22,648
Lamb Weston Holdings, Inc.	716	30,115
McCormick & Co., Inc.	73	7,121
Mondelez International, Inc. Class A	4,721	203,381
Sysco Corp.	3,166	164,379
Tyson Foods, Inc. Class A	720	44,431
Whole Foods Market, Inc.	72	2,140

		1,307,343

	Number of Shares	Value
Health Care – Products — 1.4%
Abbott Laboratories	4,389	$194,916
Baxter International, Inc.	6,922	358,975
Becton, Dickinson & Co.	221	40,540
Boston Scientific Corp. (a)	4,421	109,950
C.R. Bard, Inc.	34	8,450
Danaher Corp.	2,572	219,983
DENTSPLY SIRONA, Inc.	1,561	97,469
Edwards Lifesciences Corp. (a)	540	50,798
Hologic, Inc. (a)	1,100	46,805
Intuitive Surgical, Inc. (a)	14	10,731
Medtronic PLC	3,416	275,193
Patterson Cos., Inc.	61	2,759
Stryker Corp.	49	6,451
Thermo Fisher Scientific, Inc.	578	88,781
Varex Imaging Corp. (a)	269	9,038
Varian Medical Systems, Inc. (a)	674	61,422
West Pharmaceutical Services, Inc.	900	73,449
Zimmer Biomet Holdings, Inc.	364	44,448

		1,700,158

Health Care – Services — 1.3%
Aetna, Inc.	902	115,050
Anthem, Inc.	878	145,204
Centene Corp. (a)	100	7,126
Cigna Corp.	19	2,783
DaVita, Inc. (a)	2,046	139,067
Envision Healthcare Corp. (a)	1,400	85,848
HCA Holdings, Inc. (a)	4,400	391,556
Humana, Inc.	225	46,381
Laboratory Corp. of America Holdings (a)	1	143
Quest Diagnostics, Inc.	635	62,351
UnitedHealth Group, Inc.	3,271	536,477
Universal Health Services, Inc. Class B	960	119,472

		1,651,458

Household Products & Wares — 0.1%
Avery Dennison Corp.	982	79,149
The Clorox Co.	547	73,752
Kimberly-Clark Corp.	100	13,163

		166,064

Pharmaceuticals — 4.0%
AbbVie, Inc.	8,704	567,153
Allergan PLC	1,179	281,687
AmerisourceBergen Corp.	3,830	338,955
Bristol-Myers Squibb Co.	1,812	98,536
Cardinal Health, Inc.	1,755	143,120
Eli Lilly & Co.	1,007	84,699
Endo International PLC (a)	12,100	135,036
Express Scripts Holding Co. (a)	4,245	279,788
Johnson & Johnson	10,369	1,291,459

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mallinckrodt PLC (a)	3,950	$176,051
McKesson Corp.	1,091	161,752
Mead Johnson Nutrition Co.	1,124	100,126
Merck & Co., Inc.	7,829	497,455
Mylan NV (a)	1,559	60,785
Pfizer, Inc.	9,422	322,326
Zoetis, Inc.	6,110	326,091

		4,865,019

		15,408,996

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	36	936

Energy — 3.1%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	7,900	214,090

Oil & Gas — 2.4%
Anadarko Petroleum Corp.	97	6,014
Apache Corp.	598	30,731
Cabot Oil & Gas Corp.	92	2,200
Chesapeake Energy Corp. (a)	98	582
Chevron Corp.	6,090	653,883
ConocoPhillips	1,910	95,252
Devon Energy Corp.	17	709
EOG Resources, Inc.	2	195
EQT Corp.	29	1,772
Exxon Mobil Corp.	10,749	881,525
Helmerich & Payne, Inc.	40	2,663
Hess Corp.	1,347	64,939
Marathon Oil Corp.	1,485	23,463
Marathon Petroleum Corp.	2,664	134,638
Murphy Oil Corp.	22	629
Murphy USA, Inc. (a)	1,426	104,697
Newfield Exploration Co. (a)	2,100	77,511
Noble Energy, Inc.	66	2,266
Occidental Petroleum Corp.	30	1,901
Phillips 66	1,705	135,070
Pioneer Natural Resources Co.	3	559
Range Resources Corp.	99	2,881
Southwestern Energy Co. (a)	900	7,353
Tesoro Corp.	1,526	123,698
Transocean Ltd. (a)	19,700	245,265
Valero Energy Corp.	5,010	332,113

		2,932,509

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	1,974	118,084
Halliburton Co.	2,271	111,756
National Oilwell Varco, Inc.	1,009	40,451
Schlumberger Ltd.	787	61,465
TechnipFMC PLC (a)	7,972	259,090

		590,846

	Number of Shares	Value
Pipelines — 0.0%
Enbridge, Inc.	69	$2,887
Kinder Morgan, Inc.	60	1,304
The Williams Cos., Inc.	33	977

		5,168

		3,742,613

Financial — 12.1%
Banks — 6.0%
Bank of America Corp.	40,742	961,104
The Bank of New York Mellon Corp.	4,395	207,576
BB&T Corp.	2,712	121,226
Capital One Financial Corp.	2,075	179,819
Citigroup, Inc.	15,684	938,217
Citizens Financial Group, Inc.	5,000	172,750
Comerica, Inc.	124	8,504
Fifth Third Bancorp	9,021	229,133
The Goldman Sachs Group, Inc.	1,958	449,792
Huntington Bancshares, Inc.	1,110	14,863
JP Morgan Chase & Co.	18,265	1,604,398
KeyCorp	3,472	61,732
M&T Bank Corp.	281	43,479
Morgan Stanley	7,596	325,413
Northern Trust Corp.	1,061	91,861
The PNC Financial Services Group, Inc.	1,945	233,867
Regions Financial Corp.	20,543	298,490
State Street Corp.	1,785	142,104
SunTrust Banks, Inc.	2,500	138,250
US Bancorp	3,029	155,994
Wells Fargo & Co.	14,364	799,500
Zions Bancorp	3,949	165,858

		7,343,930

Diversified Financial Services — 1.6%
Alliance Data Systems Corp.	520	129,480
American Express Co.	3,188	252,203
Ameriprise Financial, Inc.	205	26,584
BlackRock, Inc.	130	49,856
The Charles Schwab Corp.	122	4,979
CME Group, Inc.	5	594
Discover Financial Services	2,595	177,472
E*TRADE Financial Corp. (a)	7,793	271,898
Franklin Resources, Inc.	5,748	242,221
Intercontinental Exchange, Inc.	10	599
Invesco Ltd.	2,123	65,027
Mastercard, Inc. Class A	1,450	163,081
Nasdaq, Inc.	22	1,528
Navient Corp.	17,518	258,566
Synchrony Financial	6,900	236,670
T. Rowe Price Group, Inc.	86	5,861
Visa, Inc. Class A	1,360	120,863

		2,007,482

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 2.8%
Aflac, Inc.	3,845	$278,455
The Allstate Corp.	1,786	145,541
American International Group, Inc.	2,011	125,547
Aon PLC	706	83,795
Assurant, Inc.	210	20,091
Berkshire Hathaway, Inc. Class B (a)	2,313	385,531
Chubb Ltd.	2,224	303,020
Cincinnati Financial Corp.	724	52,324
The Hartford Financial Services Group, Inc.	1,190	57,203
Lincoln National Corp.	4,458	291,776
Loews Corp.	4,534	212,055
Marsh & McLennan Cos., Inc.	1,230	90,885
MetLife, Inc.	6,329	334,298
Principal Financial Group, Inc.	3,235	204,161
The Progressive Corp.	1,634	64,020
Prudential Financial, Inc.	2,235	238,430
Torchmark Corp.	380	29,275
The Travelers Cos., Inc.	1,243	149,831
Unum Group	7,135	334,560
XL Group Ltd.	797	31,768

		3,432,566

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	1,198	41,678

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp.	198	24,065
Apartment Investment & Management Co. Class A	164	7,273
AvalonBay Communities, Inc.	424	77,846
Boston Properties, Inc.	7	927
Colony NorthStar, Inc. Class A	2,000	25,820
Colony Starwood Homes	2,400	81,480
Crown Castle International Corp.	400	37,780
Digital Realty Trust, Inc.	810	86,176
Equity Residential	3,201	199,166
Essex Property Trust, Inc.	300	69,459
Extra Space Storage, Inc.	800	59,512
Federal Realty Investment Trust	510	68,085
Four Corners Property Trust, Inc.	3,200	73,056
Gaming and Leisure Properties, Inc.	3,200	106,944
GGP, Inc.	5,500	127,490
HCP, Inc.	676	21,145
Host Hotels & Resorts, Inc.	4,130	77,066
Iron Mountain, Inc.	73	2,604
Kimco Realty Corp.	510	11,266
The Macerich Co.	1,900	122,360
Mack-Cali Realty Corp.	2,050	55,227
Prologis, Inc.	4,116	213,538
Public Storage	417	91,286
Simon Property Group, Inc.	94	16,171
SL Green Realty Corp.	100	10,662
Uniti Group, Inc. (a)	600	15,510

	Number of Shares	Value
Ventas, Inc.	36	$2,341
Vornado Realty Trust	265	26,582
Welltower, Inc.	2,374	168,127
Weyerhaeuser Co.	93	3,160

		1,882,124

Savings & Loans — 0.2%
Beneficial Bancorp, Inc.	6,800	108,800
People’s United Financial, Inc.	3,659	66,594

		175,394

		14,883,174

Industrial — 7.6%
Aerospace & Defense — 1.6%
Arconic, Inc.	4,615	121,559
The Boeing Co.	3,396	600,616
General Dynamics Corp.	88	16,474
Harris Corp.	154	17,136
KLX, Inc. (a)	2,900	129,630
L3 Technologies, Inc.	654	108,100
Lockheed Martin Corp.	991	265,192
Northrop Grumman Corp.	653	155,309
Raytheon Co.	186	28,365
Rockwell Collins, Inc.	57	5,538
United Technologies Corp.	4,402	493,948

		1,941,867

Building Materials — 0.3%
Armstrong Flooring, Inc. (a)	10,560	194,515
Johnson Controls International PLC	1,926	81,123
Martin Marietta Materials, Inc.	80	17,460
Masco Corp.	94	3,195
Vulcan Materials Co.	98	11,807

		308,100

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	2,343	140,252
Energizer Holdings, Inc.	2,100	117,075

		257,327

Electronics — 1.3%
Agilent Technologies, Inc.	1,173	62,017
Allegion PLC	2,200	166,540
Amphenol Corp. Class A	72	5,124
Corning, Inc.	9,174	247,698
FLIR Systems, Inc.	435	15,782
Fortive Corp.	2,736	164,762
Garmin Ltd.	5,400	275,994
Honeywell International, Inc.	2,125	265,349
Kimball Electronics, Inc. (a)	7,900	133,905
Knowles Corp. (a)	5,500	104,225
PerkinElmer, Inc.	1,524	88,483
TE Connectivity Ltd.	500	37,275
Waters Corp. (a)	300	46,893

		1,614,047

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.3%
Fluor Corp.	2,547	$134,023
Jacobs Engineering Group, Inc.	4,624	255,615

		389,638

Environmental Controls — 0.0%
Republic Services, Inc.	87	5,465
Stericycle, Inc. (a)	87	7,211
Waste Management, Inc.	445	32,449

		45,125

Hand & Machine Tools — 0.1%
Snap-on, Inc.	85	14,337
Stanley Black & Decker, Inc.	1,032	137,122

		151,459

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	2,550	236,538
Oshkosh Corp.	2,900	198,911

		435,449

Machinery – Diversified — 0.8%
AGCO Corp.	1,300	78,234
Cummins, Inc.	1,803	272,613
Deere & Co.	2,381	259,196
Flowserve Corp.	91	4,406
The Manitowoc Co., Inc. (a)	5,800	33,060
Rockwell Automation, Inc.	1,386	215,814
Roper Technologies, Inc.	434	89,617
Xylem, Inc.	701	35,204

		988,144

Miscellaneous – Manufacturing — 1.9%
3M Co.	555	106,188
Dover Corp.	603	48,451
Eaton Corp. PLC	1,782	132,136
General Electric Co.	24,986	744,583
Illinois Tool Works, Inc.	1,360	180,159
Ingersoll-Rand PLC	3,900	317,148
Parker-Hannifin Corp.	1,860	298,195
Pentair PLC	1,619	101,641
Textron, Inc.	985	46,876
Trinseo SA	4,800	322,080

		2,297,457

Packaging & Containers — 0.1%
Ball Corp.	20	1,485
Sealed Air Corp.	47	2,049
WestRock Co.	2,905	151,147

		154,681

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	254	19,632
CSX Corp.	5,673	264,078
Expeditors International of Washington, Inc.	84	4,745

	Number of Shares	Value
FedEx Corp.	946	$184,612
Norfolk Southern Corp.	983	110,066
Ryder System, Inc.	274	20,671
Union Pacific Corp.	990	104,861
United Parcel Service, Inc. Class B	705	75,646

		784,311

		9,367,605

Technology — 10.1%
Computers — 4.9%
Accenture PLC Class A	1,740	208,591
Apple, Inc.	15,846	2,276,436
Cognizant Technology Solutions Corp. Class A (a)	1,718	102,255
Conduent, Inc. (a)	5,714	95,881
CSRA, Inc.	275	8,055
Hewlett Packard Enterprise Co.	19,163	454,163
HP, Inc.	19,863	355,150
International Business Machines Corp.	4,160	724,422
Lumentum Holdings, Inc. (a)	1,200	64,020
NCR Corp. (a)	7,500	342,600
NetApp, Inc.	7,609	318,437
Science Applications International Corp.	3,600	267,840
Seagate Technology PLC	7,100	326,103
Teradata Corp. (a)	7,698	239,562
Western Digital Corp.	2,620	216,229

		5,999,744

Office & Business Equipment — 0.3%
Pitney Bowes, Inc.	12,799	167,795
Xerox Corp.	28,573	209,726

		377,521

Semiconductors — 1.9%
Analog Devices, Inc.	217	17,783
Applied Materials, Inc.	4,867	189,326
Broadcom Ltd.	284	62,184
Intel Corp.	17,211	620,801
KLA-Tencor Corp.	1,198	113,894
Lam Research Corp.	1,563	200,627
Microchip Technology, Inc.	24	1,771
Micron Technology, Inc. (a)	9,833	284,174
NVIDIA Corp.	1,185	129,082
QUALCOMM, Inc.	6,088	349,086
Skyworks Solutions, Inc.	90	8,818
Texas Instruments, Inc.	2,845	229,193
Xilinx, Inc.	961	55,632

		2,262,371

Software — 3.0%
Activision Blizzard, Inc.	2,300	114,678
Adobe Systems, Inc. (a)	425	55,305
Akamai Technologies, Inc. (a)	2,810	167,757
Autodesk, Inc. (a)	47	4,064

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CA, Inc.	6,485	$205,704
CDK Global, Inc.	2,850	185,279
Citrix Systems, Inc. (a)	1,145	95,482
The Dun & Bradstreet Corp.	339	36,592
Electronic Arts, Inc. (a)	1,086	97,219
Fidelity National Information Services, Inc.	260	20,701
Fiserv, Inc. (a)	294	33,901
Intuit, Inc.	959	111,234
Microsoft Corp.	29,841	1,965,328
Oracle Corp.	8,588	383,111
Paychex, Inc.	813	47,886
Red Hat, Inc. (a)	624	53,976
salesforce.com, Inc. (a)	1,680	138,583

		3,716,800

		12,356,436

Utilities — 2.1%
Electric — 2.0%
The AES Corp.	17,877	199,865
Ameren Corp.	1,072	58,520
American Electric Power Co., Inc.	1,696	113,853
CMS Energy Corp.	1,110	49,661
Consolidated Edison, Inc.	909	70,593
Dominion Resources, Inc.	362	28,080
DTE Energy Co.	1,912	195,234
Duke Energy Corp.	3,286	269,485
Edison International	334	26,590
Entergy Corp.	3,411	259,100
Eversource Energy	622	36,561
Exelon Corp.	5,723	205,914
FirstEnergy Corp.	466	14,828
NextEra Energy, Inc.	616	79,076
NRG Energy, Inc.	18,920	353,804
PG&E Corp.	323	21,434
Pinnacle West Capital Corp.	250	20,845
PPL Corp.	3,384	126,528
Public Service Enterprise Group, Inc.	1,209	53,619
SCANA Corp.	572	37,380
The Southern Co.	4,234	210,769
WEC Energy Group, Inc.	364	22,069
Xcel Energy, Inc.	1,145	50,895

		2,504,703

Gas — 0.1%
CenterPoint Energy, Inc.	935	25,778
NiSource, Inc.	172	4,092
ONE Gas, Inc.	600	40,560
Sempra Energy	102	11,271

		81,701

		2,586,404

TOTAL COMMON STOCK (Cost $68,025,678)		77,688,563

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	5,000	$132,900

TOTAL PREFERRED STOCK (Cost $125,000)		132,900

TOTAL EQUITIES (Cost $68,150,678)		77,821,463

	Principal Amount
BONDS & NOTES — 26.7%

CORPORATE DEBT — 10.2%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	19,041

Agriculture — 0.1%
Altria Group, Inc. 4.250% 8/09/42	20,000	19,498
Bunge Ltd. Finance Corp. 3.250% 8/15/26	30,000	28,995
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	30,782
Reynolds American, Inc. 5.850% 8/15/45	30,000	35,232

		114,507

Airlines — 0.3%
American Airlines Group, Inc. (b) 5.500% 10/01/19	87,000	90,482
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	22,135	22,243
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	12,320	12,382
Delta Air Lines, Inc. 2.875% 3/13/20	45,000	45,364
Delta Air Lines, Inc. 3.625% 3/15/22	55,000	56,144
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	82,114	83,757
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	27,456	28,452
WestJet Airlines Ltd. (b) 3.500% 6/16/21	22,000	21,854

		360,678

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.1%
Ford Motor Co. 5.291% 12/08/46	$15,000	$14,965
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	81,378
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,211
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,317

		166,871

Auto Parts & Equipment — 0.0%
Lear Corp. 4.750% 1/15/23	28,000	29,004
Lear Corp. 5.375% 3/15/24	20,000	21,104

		50,108

Banks — 1.2%
Associated Banc-Corp. 2.750% 11/15/19	110,000	111,098
Bank of America Corp. 4.183% 11/25/27	90,000	90,327
Bank of America Corp. 4.750% 4/21/45	40,000	40,194
Bank of America Corp. 5.650% 5/01/18	60,000	62,425
Bank of America Corp. 7.750% 5/14/38	20,000	27,515
The Bank of Nova Scotia 4.500% 12/16/25	40,000	41,789
Citigroup, Inc. 5.500% 9/13/25	75,000	81,995
Citigroup, Inc. 5.875% 1/30/42	20,000	24,248
Citigroup, Inc. 8.125% 7/15/39	15,000	22,015
Discover Bank 2.000% 2/21/18	45,000	45,038
First Horizon National Corp. 3.500% 12/15/20	120,000	123,302
Fulton Financial Corp. 3.600% 3/16/22	45,000	45,421
The Goldman Sachs Group, Inc. 3.500% 11/16/26	45,000	43,993
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	48,783
The Goldman Sachs Group, Inc. 5.950% 1/15/27	150,000	171,172
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	20,836
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	10,016
JP Morgan Chase & Co. 3.625% 12/01/27	70,000	67,912

	Principal Amount	Value
JP Morgan Chase & Co. 3.875% 9/10/24	$50,000	$50,679
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	43,108
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	53,669
Morgan Stanley 4.875% 11/01/22	65,000	70,281
Regions Bank 7.500% 5/15/18	30,000	31,764
SVB Financial Group 3.500% 1/29/25	85,000	83,077
SVB Financial Group 5.375% 9/15/20	15,000	16,234
Valley National Bancorp 5.125% 9/27/23	50,000	52,394

		1,479,285

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	125,000	135,091
Molson Coors Brewing Co. 4.200% 7/15/46	35,000	32,774

		167,865

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	45,000	48,171
Baxalta, Inc. 3.600% 6/23/22	25,000	25,556
Baxalta, Inc. 4.000% 6/23/25	70,000	71,323
Baxalta, Inc. 5.250% 6/23/45	35,000	38,226

		183,276

Building Materials — 0.1%
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.098% 6/30/17	50,000	50,082
Owens Corning 9.000% 6/15/19	10,000	11,301
Standard Industries, Inc. (b) 5.000% 2/15/27	81,000	79,380

		140,763

Chemicals — 0.3%
Ashland, Inc. 6.875% 5/15/43	11,000	11,770
Celanese US Holdings LLC 4.625% 11/15/22	25,000	26,493
CF Industries, Inc. 6.875% 5/01/18	90,000	93,825
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (b) 3.400% 12/01/26	50,000	50,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Dow Chemical Co. 8.550% 5/15/19	$15,000	$17,004
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	26,885
Monsanto Co. 4.400% 7/15/44	20,000	19,439
RPM International, Inc. 3.750% 3/15/27	20,000	19,990
RPM International, Inc. 6.125% 10/15/19	50,000	54,547
RPM International, Inc. 6.500% 2/15/18	20,000	20,812
The Valspar Corp. 7.250% 6/15/19	25,000	27,550

		368,365

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	85,000	92,386
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,183

		107,569

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 4.420% 6/15/21	70,000	73,202
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 6.020% 6/15/26	15,000	16,353
Everett Spinco, Inc. (b) 2.875% 3/27/20	15,000	15,126
Everett Spinco, Inc. (b) 4.250% 4/15/24	25,000	25,420
Everett Spinco, Inc. (b) 4.750% 4/15/27	50,000	50,994

		181,095

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	180,000	188,686
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	68,776
Air Lease Corp. 3.000% 9/15/23	90,000	87,949
Air Lease Corp. 3.375% 1/15/19	90,000	92,086
Air Lease Corp. 3.375% 6/01/21	35,000	35,679
Air Lease Corp. STEP 5.625% 4/01/17	15,000	15,000
Ally Financial, Inc. 3.250% 11/05/18	95,000	95,654

	Principal Amount	Value
Ally Financial, Inc. 3.600% 5/21/18	$25,000	$25,313
Ally Financial, Inc. 4.750% 9/10/18	45,000	46,237
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	79,601
Brookfield Finance LLC 4.000% 4/01/24	80,000	80,474
CIT Group, Inc. 3.875% 2/19/19	55,000	56,306
CIT Group, Inc. (b) 5.500% 2/15/19	30,000	31,537
Discover Financial Services 4.100% 2/09/27	50,000	50,017
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	65,000	65,377
International Lease Finance Corp. 3.875% 4/15/18	55,000	56,074
Lazard Group LLC 3.625% 3/01/27	70,000	68,259
Lazard Group LLC 4.250% 11/14/20	90,000	94,658
Legg Mason, Inc. 5.625% 1/15/44	35,000	35,717
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	30,000	30,482

		1,303,882

Electric — 0.5%
Duke Energy Corp. 3.750% 9/01/46	35,000	31,422
Entergy Arkansas, Inc. 3.500% 4/01/26	10,000	10,238
Entergy Louisiana LLC 4.950% 1/15/45	40,000	41,021
Florida Power & Light Co. 4.950% 6/01/35	25,000	28,497
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	116,294
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	50,419
Nevada Power Co. 6.650% 4/01/36	20,000	26,390
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,868
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	70,373
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,585
Puget Energy, Inc. 3.650% 5/15/25	5,000	4,956
Puget Energy, Inc. 6.500% 12/15/20	59,000	66,077

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transelec SA (b) 4.625% 7/26/23	$25,000	$26,205
Tri-State Pass-Through Trust, Series 2003, Class A (b) 6.040% 1/31/18	4,638	4,712
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	38,565
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	51,069

		603,691

Electronics — 0.1%
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	60,476
Arrow Electronics, Inc. 4.500% 3/01/23	10,000	10,394
Avnet, Inc. 3.750% 12/01/21	5,000	5,057
Avnet, Inc. 4.875% 12/01/22	23,000	24,159
FLIR Systems, Inc. 3.125% 6/15/21	35,000	35,194
Tech Data Corp. 3.700% 2/15/22	25,000	25,087

		160,367

Engineering & Construction — 0.0%
SBA Tower Trust (b) 2.877% 7/15/21	40,000	39,764

Environmental Controls — 0.1%
Clean Harbors, Inc. 5.250% 8/01/20	79,000	80,405

Foods — 0.1%
Kraft Foods, Inc. 6.500% 2/09/40	14,000	17,306
Kraft Heinz Foods Co. 3.000% 6/01/26	95,000	89,276
Tyson Foods, Inc. 4.875% 8/15/34	25,000	25,570

		132,152

Forest Products & Paper — 0.2%
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	255,000	255,535

Gas — 0.0%
NiSource Finance Corp. 5.800% 2/01/42	40,000	46,542

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 2.451% 11/17/18	50,000	50,521

Health Care – Products — 0.1%
Abbott Laboratories 2.900% 11/30/21	40,000	40,175

	Principal Amount	Value
Abbott Laboratories 3.750% 11/30/26	$25,000	$24,969
Abbott Laboratories 4.900% 11/30/46	20,000	20,717
Becton Dickinson & Co. 4.685% 12/15/44	25,000	26,096

		111,957

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	45,000	46,012
Humana, Inc. 4.800% 3/15/47	25,000	26,135
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,508
UnitedHealth Group, Inc. 6.875% 2/15/38	20,000	27,185

		114,840

Home Builders — 0.2%
Lennar Corp. 4.750% 12/15/17	275,000	278,094

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	60,000	62,014
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,048

		77,062

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	75,117
Arch Capital Finance LLC 4.011% 12/15/26	30,000	30,762
Arch Capital Finance LLC 5.031% 12/15/46	30,000	32,087
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	20,166
Brown & Brown, Inc. 4.200% 9/15/24	50,000	51,262
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 3/29/67	21,000	20,318
CNA Financial Corp. 7.350% 11/15/19	40,000	45,116
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	61,950
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	73,845
Enstar Group Ltd. 4.500% 3/10/22	25,000	25,315
MetLife Capital Trust IV (b) 7.875% 12/15/67	70,000	86,100

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	$28,000	$28,749
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	45,000	48,218
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,047
Reinsurance Group of America, Inc. 3.950% 9/15/26	65,000	65,552
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	59,208
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	49,662
Trinity Acquisition PLC 3.500% 9/15/21	40,000	40,666
Trinity Acquisition PLC 4.400% 3/15/26	10,000	10,250
Unum Group 3.000% 5/15/21	25,000	25,028
USF&G Capital I (b) 8.500% 12/15/45	35,000	45,108
Willis North America, Inc. 7.000% 9/29/19	21,000	23,269
Willis Towers Watson PLC 5.750% 3/15/21	55,000	60,434
XLIT Ltd. 4.450% 3/31/25	40,000	40,479
XLIT Ltd. 5.750% 10/01/21	25,000	27,766
XLIT Ltd. 6.375% 11/15/24	55,000	64,179

		1,135,653

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	96,376
Tencent Holdings Ltd. (b) 2.875% 2/11/20	55,000	55,553

		151,929

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	130,000	132,597
FS Investment Corp. 4.000% 7/15/19	90,000	90,785

		223,382

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	80,000	83,200
ArcelorMittal STEP 6.000% 8/05/20	60,000	64,650
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	31,307

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/21/36	$20,000	$21,502

		200,659

Lodging — 0.0%
Marriott International, Inc. 6.750% 5/15/18	5,000	5,267

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	50,438
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,281
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	95,048

		170,767

Media — 0.3%
21st Century Fox America, Co. 6.900% 8/15/39	25,000	31,915
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	65,000	66,861
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	40,297
Comcast Corp. 3.400% 7/15/46	45,000	38,504
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	34,653
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	11,149
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	11,178
Time Warner, Inc. 4.700% 1/15/21	35,000	37,522
Time Warner, Inc. 6.100% 7/15/40	25,000	28,163
Time Warner, Inc. 6.250% 3/29/41	5,000	5,742

		305,984

Mining — 0.0%
Glencore Funding LLC (b) 4.625% 4/29/24	5,000	5,193

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	50,000	50,930
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	42,724
Textron, Inc. 3.650% 3/15/27	20,000	19,862

		113,516

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Office & Business Equipment — 0.1%
Pitney Bowes, Inc. 3.375% 10/01/21	$80,000	$78,619
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,139
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,112

		89,870

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	55,701

Oil & Gas — 0.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	30,000	33,293
ConocoPhillips Co. 2.400% 12/15/22	25,000	24,419
Encana Corp. 3.900% 11/15/21	37,000	37,800
Encana Corp. 6.500% 5/15/19	23,000	24,842
Encana Corp. 6.500% 2/01/38	15,000	16,750
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	46,783
Marathon Petroleum Corp. 6.500% 3/01/41	35,000	38,738
Nabors Industries, Inc. (b) 5.500% 1/15/23	35,000	35,722
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	25,000	25,062
Petroleos Mexicanos 6.625% 6/15/38	5,000	5,088
Petroleos Mexicanos 3.125% 1/23/19	10,000	10,040
Petroleos Mexicanos 5.500% 1/21/21	60,000	63,510
Petroleos Mexicanos 6.375% 1/23/45	15,000	14,628
Petroleos Mexicanos (b) 6.500% 3/13/27	10,000	10,758
Phillips 66 5.875% 5/01/42	25,000	28,612
Pioneer Natural Resources Co. 4.450% 1/15/26	60,000	63,151
QEP Resources, Inc. 6.875% 3/01/21	20,000	21,250
Tesoro Corp. (b) 5.125% 12/15/26	55,000	57,695

		558,141

	Principal Amount	Value
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 2.600% 12/01/22	$39,000	$37,326
National Oilwell Varco, Inc. 3.950% 12/01/42	30,000	24,147

		61,473

Packaging & Containers — 0.2%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	95,000	94,099
Brambles USA, Inc. (b) 4.125% 10/23/25	24,000	24,593
Brambles USA, Inc. (b) 5.350% 4/01/20	15,000	16,109
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	87,000	88,958
Graphic Packaging International, Inc. 4.750% 4/15/21	20,000	20,850
Graphic Packaging International, Inc. 4.875% 11/15/22	10,000	10,475

		255,084

Pharmaceuticals — 0.3%
AbbVie, Inc. 4.700% 5/14/45	55,000	54,854
Actavis Funding SCS 3.000% 3/12/20	25,000	25,427
Actavis Funding SCS 4.750% 3/15/45	45,000	45,193
Express Scripts Holding Co. 4.500% 2/25/26	30,000	30,773
McKesson Corp. 2.284% 3/15/19	20,000	20,144
McKesson Corp. 4.883% 3/15/44	10,000	10,323
McKesson Corp. 6.000% 3/01/41	30,000	34,846
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	12,539
Mylan NV 3.150% 6/15/21	50,000	50,184
Mylan NV 3.950% 6/15/26	20,000	19,576
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	15,000	12,921

		316,780

Pipelines — 0.5%
Energy Transfer Partners LP 4.200% 4/15/27	30,000	29,640
EnLink Midstream Partners LP 4.850% 7/15/26	15,000	15,478

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating LLC 5.700% 2/15/42	$16,000	$17,872
Enterprise Products Operating LLC 6.125% 10/15/39	12,000	13,942
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	10,865
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	27,175
Kinder Morgan Energy Partners LP 6.550% 9/15/40	15,000	16,518
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,801
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,094
Magellan Midstream Partners LP 5.150% 10/15/43	30,000	31,470
MPLX LP 4.125% 3/01/27	20,000	19,913
MPLX LP 4.875% 12/01/24	92,000	96,778
MPLX LP 4.875% 6/01/25	73,000	76,466
MPLX LP 5.200% 3/01/47	5,000	5,031
MPLX LP 5.500% 2/15/23	24,000	24,744
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	40,000	40,790
Sabine Pass Liquefaction LLC (b) 4.200% 3/15/28	45,000	44,452
Southern Natural Gas Co. LLC STEP (b) 5.900% 4/01/17	55,000	55,000
Western Gas Partners LP 4.000% 7/01/22	35,000	35,943

		603,972

Real Estate — 0.0%
ProLogis LP 2.750% 2/15/19	15,000	15,203

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp. 3.450% 9/15/21	100,000	101,804
American Tower Corp. 4.400% 2/15/26	25,000	25,862
American Tower Corp. 4.500% 1/15/18	60,000	61,280
Boston Properties LP 3.700% 11/15/18	20,000	20,498
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	41,093
Crown Castle International Corp. 4.000% 3/01/27	20,000	20,125

	Principal Amount	Value
DDR Corp. 4.750% 4/15/18	$15,000	$15,340
Duke Realty LP 3.250% 6/30/26	20,000	19,387
Federal Realty Investment Trust 5.900% 4/01/20	10,000	10,970
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	38,467
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	45,342
Tanger Properties LP 3.125% 9/01/26	61,000	56,741
Weingarten Realty Investors 3.250% 8/15/26	15,000	14,296

		471,205

Retail — 0.4%
Bed Bath & Beyond, Inc. 5.165% 8/01/44	25,000	22,349
CVS Health Corp. 6.125% 9/15/39	10,000	12,229
CVS Pass-Through Trust (b) 5.926% 1/10/34	51,969	59,359
Dollar Tree, Inc. 5.750% 3/01/23	90,000	95,850
The Home Depot, Inc. 5.950% 4/01/41	30,000	38,382
QVC, Inc. 3.125% 4/01/19	35,000	35,541
QVC, Inc. 4.375% 3/15/23	25,000	25,072
QVC, Inc. 4.450% 2/15/25	45,000	43,701
QVC, Inc. 5.125% 7/02/22	10,000	10,497
Tiffany & Co. 4.900% 10/01/44	40,000	37,553
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	49,365
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	25,334

		455,232

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd. (b) 3.875% 1/15/27	45,000	45,237

Software — 0.2%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	30,000	29,244
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,176
CA, Inc. 3.600% 8/15/22	20,000	20,294

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Microsoft Corp. 4.450% 11/03/45	$64,000	$67,546
Oracle Corp. 4.000% 7/15/46	55,000	52,471

		195,731

Telecommunications — 0.3%
AT&T, Inc. 3.800% 3/01/24	45,000	45,692
AT&T, Inc. 4.750% 5/15/46	65,000	60,651
AT&T, Inc. 5.250% 3/01/37	60,000	61,167
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,950
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,201
Hughes Satellite Systems Corp. 6.500% 6/15/19	25,000	27,060
Verizon Communications, Inc. 4.862% 8/21/46	55,000	52,877
Verizon Communications, Inc. 5.012% 8/21/54	41,000	38,896
Verizon Communications, Inc. 6.550% 9/15/43	42,000	51,535

		382,029

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	20,000	20,791
Asciano Finance Ltd. (b) 5.000% 4/07/18	55,000	56,312

		77,103

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	30,209
GATX Corp. 4.750% 6/15/22	30,000	32,405

		62,614

TOTAL CORPORATE DEBT (Cost $12,355,823)		12,551,960

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	161,542
State of California BAB 7.550% 4/01/39	25,000	36,665
State of California BAB 7.600% 11/01/40	10,000	14,906

		213,113

TOTAL MUNICIPAL OBLIGATIONS (Cost $200,174)		213,113

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 2.478% 10/20/20	$50,000	$50,000

Automobile ABS — 0.3%
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	8,985	8,985
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	30,000	30,161
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	80,000	79,129
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	13,370	13,348
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.612% 7/15/20	33,231	33,246
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	110,000	108,030
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	30,000	29,973
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	50,000	50,147
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	50,000	50,717

		403,736

Commercial MBS — 0.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.894% 2/10/51	17,191	17,389
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.961% 2/10/51	45,000	45,894
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.231% 2/10/51	50,100	50,910
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.273% 2/10/51	50,000	51,084
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	31,278	31,579

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.895% 6/11/50	$120,000	$122,260
Commercial Mortgage Pass-Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	73,998	73,401
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,395
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.255% 5/10/48	35,000	31,735
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	104,762
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.635% 12/18/49	3,570	3,568
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.727% 7/10/38	42,403	42,422
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	30,413	30,477
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	60,000	61,195
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.301% 1/11/43	26,203	26,713
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	100,000	106,785
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	7,413	7,408
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.053% 2/15/51	50,000	50,216
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.053% 2/15/51	6,822	6,847
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	28,089	28,713
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	41,656

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	$50,000	$52,948

		1,023,357

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.642% 11/25/35	11,326	11,307
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.702% 3/25/35	44,408	44,406
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.352% 1/25/36	18,097	18,065

		73,778

Other ABS — 4.3%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	45,336	42,152
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.469% 7/28/26	250,000	250,226
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	23,623	23,150
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.203% 10/20/28	250,000	250,680
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	69,125	69,471
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.484% 8/05/27	250,000	250,828
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	5,741	5,734
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	68,336	68,824
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	92,815	95,147
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	32,564	32,340

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 1.182% 11/25/45	$5,394	$5,396
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	46,560	46,112
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	72,534	69,580
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	8,868	8,849
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	58,800	59,121
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	31,584	31,581
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	36,443	36,378
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	161,459	159,942
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	98,750	98,748
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	108,625	102,839
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 2.374% 4/18/26	250,000	250,010
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.810% 4/25/28	81,678	80,794
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	70,070	67,386
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	87,470	87,977
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	6,450	6,442
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 2.707% 1/25/35	80,000	80,457

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.222% 1/25/36	$4,301	$4,290
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.188% 4/25/25	250,000	249,829
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.627% 4/25/35	8,887	8,931
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	126,734	124,838
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	30,148	29,927
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.152% 8/25/36	2,393	2,395
LCM XVI LP, Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.523% 7/15/26	250,000	251,384
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.777% 2/25/35	20,942	20,867
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	34,168	34,120
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	59,121	59,007
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	59,680	59,292
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + ..750%, FRN 1.732% 7/25/35	3,145	3,204
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + ..945%, FRN 1.927% 4/25/35	32,298	32,369
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	10,313	10,303
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	320,000	314,400

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	$150,000	$149,197
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.150% 4/20/25	200,000	200,033
Orange Lake Timeshare Trust, Series 2016-A, Class A (b) 2.610% 3/08/29	52,936	52,159
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	44,113	43,472
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	50,000	49,500
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.242% 9/25/35	4,570	4,579
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	44,786	44,891
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	325,127	324,721
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	98,885	98,807
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	98,518	98,614
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (b) 3.280% 9/15/23	122,941	123,186
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	120,000	119,463
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.432% 6/25/36	40,000	39,986
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	110,000	109,244
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	79,600	79,949
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	38,036	37,753
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	32,248	31,884

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	$118,200	$118,712
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	49,250	49,919
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	73,875	71,935

		5,333,324

Student Loans ABS — 2.7%
Access Group, Inc., Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	50,000	49,006
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	18,160	17,494
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 2.482% 7/25/58	100,000	85,318
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 2.224% 1/25/47	35,000	26,758
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 2.480% 10/25/44	143,376	143,806
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (b) 2.982% 4/25/40	75,673	75,466
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 2.832% 10/27/36	131,699	131,699
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (b) 3.032% 2/26/35	81,675	81,966
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.092% 12/27/66	100,000	99,988
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 2.332% 7/26/66	127,181	127,098
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 5.018% 11/26/40	65,000	74,766

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (b) 2.101% 8/01/43	$50,000	$46,270
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.534% 12/01/31	67,624	67,227
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.337% 10/28/41	3,034	3,032
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.002% 2/25/42	40,622	40,677
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	8,686	8,646
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.682% 2/25/70	86,488	85,056
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.732% 2/25/39	100,000	96,086
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 1.920% 7/26/66	150,000	149,982
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 2.232% 6/25/65	105,981	107,552
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 2.282% 3/25/66	410,000	416,153
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 10/25/58	40,000	33,800
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (b) 2.528% 12/26/40	91,120	91,120
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	91,121	90,710
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.256% 3/23/37	94,824	92,572

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.612% 1/25/37	$52,240	$52,064
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 1.932% 11/25/65	110,076	110,282
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.473% 7/15/36	100,000	91,058
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.239% 2/15/45	55,530	51,029
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. USD LIBOR + .180%, FRN 1.218% 7/25/55	61,272	56,254
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.248% 10/25/40	69,412	60,552
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.258% 3/25/44	69,658	58,765
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 4.250% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.260% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	100,000	99,987
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	100,000	96,415
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.182% 6/25/33	79,011	79,867
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) 3.440% 3/26/40	100,000	98,108
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.088% 10/27/36	100,000	99,851

		3,296,480

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.478% 2/25/34	$5,247	$5,242
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	2,016	1,984
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	3,127	3,171
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.038% 8/25/34	15,724	14,471
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) 3.500% 1/25/47	99,729	99,503
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.176% 7/25/33	1,150	1,183
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	2,175	2,104
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	70	74
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.397% 3/25/34	10,208	10,511
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.038% 4/25/44	22,515	22,548

		160,791

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.378% 6/25/32	6,422	6,382

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,388,232)		10,347,848

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	100,000	114,000
Colombia Government International Bond 7.375% 3/18/19	40,000	44,080
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,998
Mexico Government International Bond 5.125% 1/15/20	35,000	37,835

	Principal Amount	Value
Mexico Government International Bond 6.750% 9/27/34	$35,000	$43,726
Mexico Government International Bond 4.750% 3/08/44	123,000	119,618
Poland Government International Bond 6.375% 7/15/19	50,000	54,850

		424,107

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $416,603)		424,107

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.4%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	124,792	126,915
Series 4290, Class CA 3.500% 12/15/38	82,886	85,014
Series 2617, Class Z 5.500% 5/15/33	63,178	70,476
Series 2693, Class Z 5.500% 10/15/33	115,900	126,854
Series 3423, Class PB 5.500% 3/15/38	25,081	27,650
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	52,894	55,008
Series 2014-48, Class AB 4.000% 10/25/40	113,140	117,550
Series 2007-32, Class Z 5.500% 4/25/37	38,096	41,751
Series 2010-60, Class HJ 5.500% 5/25/40	21,511	23,286
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	31,628	34,397
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	26,024	28,602

		737,503

Pass-Through Securities — 5.7%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	224,502	230,579
Pool #Q37468 3.500% 11/01/45	159,037	163,466
Pool #Q41916 3.500% 7/01/46	78,101	80,398
Pool #Q44275 3.500% 11/01/46	49,232	50,696
Pool #Q44277 3.500% 11/01/46	24,811	25,513

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C03537 4.500% 8/01/40	$49,134	$53,138
Pool #G06057 4.500% 10/01/40	34,642	37,379
Pool #G60485 4.500% 10/01/41	45,119	48,697
Pool #G60469 4.500% 1/01/42	31,442	33,916
Pool #G60342 4.500% 5/01/42	158,933	171,412
Pool #G60172 4.500% 9/01/43	45,663	49,398
Pool #G05253 5.000% 2/01/39	10,255	11,236
Pool #G11431 6.000% 2/01/18	34	34
Pool #G00729 8.000% 6/01/27	14,097	16,589
Federal Home Loan Mortgage Corp. TBA (c) Pool #2865 4.000% 4/01/43	250,000	261,680
Federal National Mortgage Association Pool #725692 2.707% 10/01/33 1 year CMT + 2.145%, FRN	13,894	14,587
Pool #888586 2.755% 10/01/34 1 year CMT + 2.203%, FRN	20,815	21,883
Pool #AS1304 3.500% 12/01/28	56,254	58,748
Pool #AV2325 3.500% 12/01/28	29,634	30,948
Pool #AS6187 3.500% 11/01/45	493,035	506,459
Pool #AS6306 3.500% 12/01/45	165,010	169,606
Pool #AS6475 3.500% 1/01/46	127,492	131,063
Pool #AS6476 3.500% 1/01/46	137,282	141,063
Pool #AS6477 3.500% 1/01/46	153,532	157,664
Pool #BD6601 3.500% 12/01/46	49,284	50,448
Pool #BE4046 3.500% 12/01/46	148,710	152,224
Pool #AZ7917 4.000% 3/01/41	17,681	18,674
Pool #AL2441 4.000% 9/01/42	109,059	115,509
Pool #AL8422 4.000% 1/01/43	20,779	21,960
Pool #BC5984 4.000% 4/01/46	22,912	24,045
Pool #BF0094 4.000% 5/01/56	217,483	227,660

	Principal Amount	Value
Pool #AB1466 4.500% 9/01/40	$21,389	$23,070
Pool #AH6787 4.500% 3/01/41	38,590	41,730
Pool #AL7566 4.500% 10/01/42	36,468	39,344
Pool #AL6997 4.500% 11/01/42	76,850	83,103
Pool #AL6608 4.500% 6/01/44	34,703	37,570
Pool #AD6437 5.000% 6/01/40	20,543	22,526
Pool #AD6996 5.000% 7/01/40	145,952	159,949
Pool #AL8173 5.000% 2/01/44	53,104	58,213
Pool #564594 7.000% 1/01/31	7,288	8,446
Pool #253795 7.000% 5/01/31	5,755	6,733
Pool #507061 7.500% 10/01/29	712	838
Pool #527761 7.500% 2/01/30	1,410	1,579
Pool #531196 7.500% 2/01/30	870	1,030
Pool #253183 7.500% 4/01/30	2,236	2,639
Pool #253265 7.500% 5/01/30	1,442	1,684
Pool #535248 8.000% 4/01/30	140	166
Pool #539460 8.000% 5/01/30	1,160	1,394
Pool #190317 8.000% 8/01/31	1,665	1,987
Federal National Mortgage Association TBA Pool #6237 3.000% 6/01/44 (c)	159,000	157,658
Pool #1058 3.500% 2/01/44 (c)	600,000	613,781
Pool #11192 4.000% 3/01/43 (c)	600,000	629,391
Pool #20567 4.500% 10/01/40 (c)	175,000	187,674
Government National Mortgage Association Pool #783896 3.500% 5/15/44	201,322	209,501
Pool #351528 7.000% 8/15/23	1,748	1,811
Pool #352049 7.000% 10/15/23	752	839
Pool #588012 7.000% 7/15/32	3,205	3,770

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	$20,718	$21,424
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	23,264	23,952
Pool #784026 3.500% 12/20/44	55,728	57,763
Government National Mortgage Association II TBA Pool #2543 3.500% 9/01/44 (c)	1,050,000	1,086,873
Pool #1572 4.000% 1/01/44 (c)	425,000	448,126

		7,011,236

Whole Loans — 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 7/25/25	3,039	3,040
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.332% 1/25/29	66,833	67,194

		70,234

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,855,433)		7,818,973

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds & Notes — 1.2%
U.S. Treasury Bond 2.500% 5/15/46	425,000	380,641
U.S. Treasury Bond (d) 3.500% 2/15/39	425,000	467,772
U.S. Treasury Inflation Index 0.125% 7/15/26	364,644	355,756
U.S. Treasury Note 1.125% 9/30/21	80,000	77,409
U.S. Treasury Note 2.000% 11/15/26	200,000	193,208

		1,474,786

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,478,792)		1,474,786

TOTAL BONDS & NOTES (Cost $32,695,057)		32,830,787

	Number of Shares	Value
MUTUAL FUNDS — 9.0%
Diversified Financial Services — 9.0%
iShares China Large-Cap ETF	2,800	$107,772
iShares MSCI Australia Index Fund	7,000	158,270
iShares MSCI EAFE Index Fund	58,430	3,639,605
iShares MSCI France Index Fund	8,500	225,335
iShares MSCI Germany Index Fund	7,200	207,000
iShares MSCI Italy Capped ETF	2,900	74,646
iShares MSCI Japan ETF	10,300	530,450
iShares MSCI Singapore Capped ETF	1,150	26,231
iShares MSCI South Korea Capped Index Fund	1,800	111,366
iShares MSCI Spain Index Fund	3,400	103,394
iShares MSCI Sweden Index Fund	2,100	66,297
iShares MSCI Switzerland Capped Index Fund	6,400	204,672
iShares MSCI Turkey Investable Market Index Fund	1,700	60,860
iShares MSCI United Kingdom ETF	10,500	341,775
Vanguard FTSE Developed Markets ETF	74,840	2,941,212
Vanguard MSCI Emerging Markets ETF	55,800	2,216,376

		11,015,261

TOTAL MUTUAL FUNDS (Cost $10,650,275)		11,015,261

	Notional Amount

PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial Services — 0.1%
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC-Barclays Bank PLC.); Underlying swap terminates 1/13/52	$350,000	48,661
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC-Barclays Bank PLC.); Underlying swap terminates 1/13/52	210,000	21,468

		70,129

TOTAL PURCHASED OPTIONS (Cost $72,996)		70,129

	Number of Shares

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (e)	3,821	3,859

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway PDC LLC Contingent Value (a) (e)	3,821	$191

		4,050

		4,050

TOTAL RIGHTS (Cost $4,050)		4,050

TOTAL LONG-TERM INVESTMENTS (Cost $111,573,056)		121,741,690

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Commercial Paper — 3.1%
Ameren Corp. 1.040% 4/04/17	$452,000	451,944
Commonwealth Edison (b) 1.130% 4/06/17	495,000	494,908
Edison International (b) 1.170% 4/04/17	285,000	284,965
Exelon Corp. (b) 1.200% 4/05/17	1,000,000	999,846
So.carolina El & Gas 1.100% 4/07/17	400,000	399,913
Volvo Group Treasury (b) 1.100% 4/03/17	589,000	588,946
WPP CP LLC (b) 1.200% 4/17/17	534,000	533,706

		3,754,228

Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (f)	1,278,830	1,278,830

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	964	964

TOTAL SHORT-TERM INVESTMENTS (Cost $5,034,122)		5,034,022

TOTAL INVESTMENTS — 103.3% (Cost $116,607,178) (g)		126,775,712

Other Assets/(Liabilities) — (3.3)%		(4,040,160)

NET ASSETS — 100.0%		$122,735,552

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $13,153,510 or 10.72% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $4,050 or 0.00% of net assets.
(f)	Maturity value of $1,278,835. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $1,307,745.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 3.9%
Chemicals — 1.6%
Eastman Chemical Co.	11,660	$942,128

Iron & Steel — 1.2%
Nucor Corp.	12,600	752,472

Mining — 1.1%
Goldcorp, Inc. (a)	44,970	656,112

		2,350,712

Communications — 7.1%
Internet — 0.8%
Alphabet, Inc. Class A (b)	580	491,724

Media — 4.0%
Comcast Corp. Class A	33,680	1,266,031
DISH Network Corp. Class A (b)	7,360	467,287
The Walt Disney Co.	5,980	678,072

		2,411,390

Telecommunications — 2.3%
CenturyLink, Inc. (a)	14,000	329,980
T-Mobile US, Inc. (b)	16,600	1,072,194

		1,402,174

		4,305,288

Consumer, Cyclical — 6.1%
Airlines — 1.3%
Delta Air Lines, Inc.	9,759	448,524
Southwest Airlines Co.	5,610	301,593

		750,117

Home Furnishing — 0.7%
Whirlpool Corp.	2,480	424,899

Leisure Time — 1.1%
Carnival Corp.	11,380	670,396

Lodging — 0.6%
Wyndham Worldwide Corp.	4,460	375,933

Retail — 2.4%
Coach, Inc.	9,020	372,797
Rite Aid Corp. (a) (b)	39,870	169,447
Walgreens Boots Alliance, Inc.	10,840	900,262

		1,442,506

		3,663,851

Consumer, Non-cyclical — 15.9%
Agriculture — 1.2%
Philip Morris International, Inc.	6,360	718,044

Beverages — 0.5%
Coca-Cola European Partners PLC	8,620	324,888

	Number of Shares	Value
Biotechnology — 1.3%
Amgen, Inc.	3,434	$563,416
Gilead Sciences, Inc.	3,480	236,362

		799,778

Commercial Services — 0.8%
Nielsen Holdings PLC	11,140	460,193

Cosmetics & Personal Care — 1.8%
The Procter & Gamble Co.	12,160	1,092,576

Foods — 0.5%
The Kroger Co.	9,280	273,667

Health Care – Products — 3.8%
Boston Scientific Corp. (b)	6,350	157,925
Danaher Corp.	9,175	784,738
Medtronic PLC	3,780	304,517
Thermo Fisher Scientific, Inc.	2,320	356,352
Zimmer Biomet Holdings, Inc.	5,340	652,067

		2,255,599

Health Care – Services — 2.1%
UnitedHealth Group, Inc.	7,840	1,285,838

Pharmaceuticals — 3.9%
Cardinal Health, Inc.	6,310	514,581
GlaxoSmithKline PLC Sponsored ADR (United Kingdom)	8,770	369,743
Pfizer, Inc.	30,690	1,049,905
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,380	397,274

		2,331,503

		9,542,086

Energy — 11.2%
Oil & Gas — 7.0%
Chevron Corp.	16,405	1,761,405
ConocoPhillips	6,741	336,174
Hess Corp.	6,470	311,919
Phillips 66	5,152	408,141
Suncor Energy, Inc.	46,340	1,424,955

		4,242,594

Oil & Gas Services — 3.0%
Halliburton Co.	13,752	676,736
Schlumberger Ltd.	6,129	478,675
Weatherford International PLC (a) (b)	96,050	638,732

		1,794,143

Pipelines — 1.2%
Enbridge, Inc.	16,589	694,084

		6,730,821

Financial — 25.7%
Banks — 13.0%
Bank of America Corp.	129,420	3,053,018

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Bank of New York Mellon Corp.	13,260	$626,270
JP Morgan Chase & Co.	35,050	3,078,792
KeyCorp	36,920	656,437
Morgan Stanley	10,040	430,114

		7,844,631

Diversified Financial Services — 4.0%
Ally Financial, Inc.	12,380	251,685
Ameriprise Financial, Inc.	3,140	407,195
Nasdaq, Inc.	13,940	968,133
Synchrony Financial	22,410	768,663

		2,395,676

Insurance — 5.3%
American International Group, Inc.	17,300	1,080,039
Aon PLC	5,318	631,193
MetLife, Inc.	17,060	901,109
XL Group Ltd.	15,330	611,054

		3,223,395

Real Estate Investment Trusts (REITS) — 3.4%
Boston Properties, Inc.	2,940	389,286
Crown Castle International Corp.	4,750	448,638
Digital Realty Trust, Inc.	2,960	314,914
HCP, Inc.	19,600	613,088
Invitation Homes, Inc. (b)	11,740	256,284

		2,022,210

		15,485,912

Industrial — 12.9%
Aerospace & Defense — 1.7%
Lockheed Martin Corp.	3,934	1,052,738

Building Materials — 2.1%
Johnson Controls International PLC	29,883	1,258,672

Electronics — 1.4%
TE Connectivity Ltd.	11,203	835,184

Environmental Controls — 0.6%
Waste Management, Inc.	5,053	368,465

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	3,324	308,334

Miscellaneous – Manufacturing — 3.5%
Eaton Corp. PLC	17,250	1,279,088
Parker-Hannifin Corp.	5,014	803,844

		2,082,932

Packaging & Containers — 0.7%
WestRock Co.	7,790	405,314

Transportation — 2.4%
FedEx Corp.	1,610	314,192
Kansas City Southern	2,800	240,128

	Number of Shares	Value
XPO Logistics, Inc. (b)	18,350	$878,781

		1,433,101

		7,744,740

Technology — 12.2%
Computers — 3.7%
Apple, Inc.	7,354	1,056,476
Check Point Software Technologies Ltd. (b)	2,140	219,692
HP, Inc.	31,520	563,578
Western Digital Corp.	4,534	374,191

		2,213,937

Semiconductors — 4.6%
Broadcom Ltd.	5,876	1,286,609
Micron Technology, Inc. (b)	13,175	380,758
NXP Semiconductor NV (b)	4,870	504,045
Texas Instruments, Inc.	7,690	619,506

		2,790,918

Software — 3.9%
First Data Corp. Class A (b)	29,360	455,080
Microsoft Corp.	14,298	941,666
Synopsys, Inc. (b)	12,679	914,536

		2,311,282

		7,316,137

Utilities — 3.7%
Electric — 3.7%
Edison International	23,553	1,875,054
Entergy Corp.	4,890	371,445

		2,246,499

TOTAL COMMON STOCK (Cost $50,708,125)		59,386,046

TOTAL EQUITIES (Cost $50,708,125)		59,386,046

MUTUAL FUNDS — 2.8%
Diversified Financial — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)	1,685,403	1,685,403

TOTAL MUTUAL FUNDS (Cost $1,685,403)		1,685,403

TOTAL LONG-TERM INVESTMENTS (Cost $52,393,528)		61,071,449

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/17, 0.050%, due 4/03/17 (d)	$812,327	$812,327

TOTAL SHORT-TERM INVESTMENTS (Cost $812,327)		812,327

TOTAL INVESTMENTS — 102.8% (Cost $53,205,855) (e)		61,883,776

Other Assets/(Liabilities) — (2.8)%		(1,698,023)

NET ASSETS — 100.0%		$60,185,753

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $1,623,973 or 2.70% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $812,331. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $829,237.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	79.9%
Ireland	5.8%
Canada	4.6%
United Kingdom	3.0%
Singapore	2.1%
Netherlands	1.6%
Switzerland	1.4%
Panama	1.1%
Israel	1.0%
Bermuda	1.0%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 3.1%
Chemicals — 2.1%
Cabot Corp.	600	$35,946
Celanese Corp. Series A	5,300	476,205
The Dow Chemical Co.	14,110	896,550
Eastman Chemical Co.	2,800	226,240
FMC Corp.	3,600	250,524
Huntsman Corp.	26,900	660,126
LyondellBasell Industries NV Class A	5,700	519,783
The Mosaic Co.	11,600	338,488
Platform Specialty Products Corp. (a)	47,900	623,658
Westlake Chemical Corp.	4,460	294,583

		4,322,103

Forest Products & Paper — 0.2%
Domtar Corp.	10,337	377,507
International Paper Co.	2,000	101,560

		479,067

Iron & Steel — 0.7%
Nucor Corp.	5,600	334,432
Reliance Steel & Aluminum Co.	4,500	360,090
Steel Dynamics, Inc.	7,300	253,748
United States Steel Corp.	14,590	493,288

		1,441,558

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	31	414
Newmont Mining Corp.	6,500	214,240

		214,654

		6,457,382

Communications — 6.9%
Internet — 0.8%
Amazon.com, Inc. (a)	300	265,962
FireEye, Inc. (a)	27,100	341,731
Symantec Corp.	19,900	610,532
Yahoo!, Inc. (a)	10,300	478,023

		1,696,248

Media — 0.9%
Comcast Corp. Class A	1,800	67,662
Discovery Communications, Inc. Class A (a)	12,400	360,716
Discovery Communications, Inc. Class C (a)	400	11,324
DISH Network Corp. Class A (a)	2,700	171,423
John Wiley & Sons, Inc. Class A	1,400	75,320
News Corp. Class A	24,000	312,000
TEGNA, Inc.	11,255	288,353
Time Warner, Inc.	2,190	213,985

	Number of Shares	Value
Viacom, Inc. Class B	7,800	$363,636

		1,864,419

Telecommunications — 5.2%
ARRIS International PLC (a)	1,200	31,740
AT&T, Inc.	88,014	3,656,982
CenturyLink, Inc.	27,107	638,912
Cisco Systems, Inc.	77,700	2,626,260
EchoStar Corp. Class A (a)	12,200	694,790
Frontier Communications Corp.	153,741	329,006
Juniper Networks, Inc.	1,400	38,962
Level 3 Communications, Inc. (a)	3,300	188,826
Motorola Solutions, Inc.	5,800	500,076
Sprint Corp. (a)	51,000	442,680
T-Mobile US, Inc. (a)	7,950	513,490
Telephone & Data Systems, Inc.	19,518	517,422
United States Cellular Corp. (a)	100	3,733
Verizon Communications, Inc.	11,500	560,625

		10,743,504

		14,304,171

Consumer, Cyclical — 8.9%
Airlines — 1.7%
Alaska Air Group, Inc.	3,900	359,658
American Airlines Group, Inc.	17,100	723,330
Copa Holdings SA Class A	6,500	729,625
Delta Air Lines, Inc.	11,500	528,540
JetBlue Airways Corp. (a)	7,800	160,758
Spirit Airlines, Inc. (a)	5,500	291,885
United Continental Holdings, Inc. (a)	9,400	664,016

		3,457,812

Apparel — 0.2%
Ralph Lauren Corp.	5,700	465,234

Auto Manufacturers — 1.4%
Ford Motor Co.	97,200	1,131,408
General Motors Co.	38,000	1,343,680
PACCAR, Inc.	6,400	430,080

		2,905,168

Auto Parts & Equipment — 1.0%
Adient PLC	9,062	658,536
Allison Transmission Holdings, Inc.	13,100	472,386
The Goodyear Tire & Rubber Co.	11,900	428,400
Lear Corp.	4,180	591,804

		2,151,126

Distribution & Wholesale — 0.1%
WESCO International, Inc. (a)	1,200	83,460

Entertainment — 0.6%
Dolby Laboratories, Inc. Class A	6,200	324,942
International Game Technology PLC	17,100	405,270
Regal Entertainment Group Class A	24,000	541,920

		1,272,132

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.0%
D.R. Horton, Inc.	600	$19,986
Lennar Corp. Class B	100	4,180

		24,166

Home Furnishing — 0.1%
Whirlpool Corp.	1,010	173,043

Leisure Time — 0.0%
Brunswick Corp.	500	30,600

Lodging — 0.4%
Hyatt Hotels Corp. Class A (a)	100	5,398
Marriott International, Inc. Class A	3,360	316,445
MGM Resorts International	8,600	235,640
Wynn Resorts Ltd.	3,000	343,830

		901,313

Retail — 3.4%
Best Buy Co., Inc.	12,300	604,545
Burlington Stores, Inc. (a)	1,300	126,477
CVS Health Corp.	2,580	202,530
Dillard’s, Inc. Class A	2,320	121,197
Foot Locker, Inc.	3,400	254,354
GameStop Corp. Class A	5,500	124,025
The Gap, Inc.	9,200	223,468
The Home Depot, Inc.	3,380	496,285
JC Penney Co., Inc. (a)	700	4,312
Kohl’s Corp.	13,500	537,435
Macy’s, Inc.	7,744	229,532
Nu Skin Enterprises, Inc. Class A	12,200	677,588
O’Reilly Automotive, Inc. (a)	1,030	277,935
Penske Automotive Group, Inc.	4,500	210,645
PVH Corp.	9,500	982,965
Staples, Inc.	28,400	249,068
Target Corp.	7,200	397,368
Urban Outfitters, Inc. (a)	300	7,128
Wal-Mart Stores, Inc.	10,300	742,424
Walgreens Boots Alliance, Inc.	4,639	385,269
The Wendy’s Co.	1,300	17,693
World Fuel Services Corp.	3,500	126,875

		6,999,118

		18,463,172

Consumer, Non-cyclical — 14.4%
Agriculture — 0.4%
Archer-Daniels-Midland Co.	15,500	713,620
Philip Morris International, Inc.	920	103,868
Reynolds American, Inc.	1,500	94,530

		912,018

Beverages — 0.5%
The Coca-Cola Co.	18,800	797,872
Molson Coors Brewing Co. Class B	260	24,885
PepsiCo, Inc.	2,910	325,512

		1,148,269

	Number of Shares	Value
Biotechnology — 0.0%
United Therapeutics Corp. (a)	550	$74,459

Commercial Services — 0.8%
CoreLogic, Inc. (a)	5,600	228,032
Graham Holdings Co. Class B	6	3,597
Herc Holdings, Inc. (a)	7,000	342,230
Hertz Global Holdings, Inc. (a)	300	5,262
LSC Communications, Inc.	1,175	29,563
ManpowerGroup, Inc.	6,700	687,219
Quanta Services, Inc. (a)	2,100	77,931
RR Donnelley & Sons Co.	3,133	37,941
United Rentals, Inc. (a)	1,500	187,575

		1,599,350

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	4,100	300,079
Edgewell Personal Care Co. (a)	780	57,049
The Procter & Gamble Co.	43,910	3,945,314

		4,302,442

Foods — 1.2%
Conagra Brands, Inc.	7,600	306,584
Ingredion, Inc.	160	19,269
The J.M. Smucker Co.	2,630	344,740
The Kraft Heinz Co.	6,500	590,265
Lamb Weston Holdings, Inc.	2,533	106,538
Mondelez International, Inc. Class A	4,450	191,706
Pilgrim’s Pride Corp.	18,300	411,842
Pinnacle Foods, Inc.	1,900	109,953
Post Holdings, Inc. (a)	4,500	393,840
Tyson Foods, Inc. Class A	700	43,197

		2,517,934

Health Care – Products — 1.9%
Abbott Laboratories	25,700	1,141,337
Baxter International, Inc.	12,400	643,064
Danaher Corp.	5,700	487,521
DENTSPLY SIRONA, Inc.	2,200	137,368
Medtronic PLC	8,269	666,151
Teleflex, Inc.	1,740	337,090
Thermo Fisher Scientific, Inc.	3,200	491,520
VWR Corp. (a)	1,800	50,760
Zimmer Biomet Holdings, Inc.	120	14,653

		3,969,464

Health Care – Services — 1.8%
Aetna, Inc.	4,631	590,684
Anthem, Inc.	4,230	699,557
Cigna Corp.	2,290	335,462
DaVita, Inc. (a)	2,500	169,925
HCA Holdings, Inc. (a)	5,900	525,041
LifePoint Health, Inc. (a)	6,300	412,650
Quest Diagnostics, Inc.	700	68,733
Quintiles IMS Holdings, Inc. (a)	2,500	201,325
UnitedHealth Group, Inc.	2,370	388,704

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	2,590	$363,144

		3,755,225

Household Products & Wares — 0.2%
Avery Dennison Corp.	2,300	185,380
The Clorox Co.	960	129,437
Kimberly-Clark Corp.	270	35,540

		350,357

Pharmaceuticals — 5.5%
Allergan PLC	4,010	958,069
Cardinal Health, Inc.	2,700	220,185
Endo International PLC (a)	53,300	594,828
Express Scripts Holding Co. (a)	12,000	790,920
Johnson & Johnson	33,320	4,150,006
Mallinckrodt PLC (a)	9,060	403,804
Mead Johnson Nutrition Co.	2,900	258,332
Merck & Co., Inc.	30,328	1,927,041
Mylan NV (a)	1,900	74,081
Pfizer, Inc.	59,515	2,036,008

		11,413,274

		30,042,792

Energy — 8.8%
Coal — 0.2%
CONSOL Energy, Inc.	22,900	384,262

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	18,700	506,770

Oil & Gas — 7.0%
Apache Corp.	1,328	68,246
Chevron Corp.	24,285	2,607,480
ConocoPhillips	2,848	142,030
Devon Energy Corp.	6,450	269,094
Ensco PLC Class A	53,600	479,720
EQT Corp.	500	30,550
Exxon Mobil Corp.	68,190	5,592,262
Helmerich & Payne, Inc.	1,300	86,541
Hess Corp.	1,200	57,852
HollyFrontier Corp.	3,300	93,522
Marathon Oil Corp.	19,700	311,260
Marathon Petroleum Corp.	6,240	315,370
Murphy USA, Inc. (a)	4,100	301,022
Nabors Industries Ltd.	1,000	13,070
Noble Corp. PLC	8,500	52,615
Noble Energy, Inc.	80	2,747
Occidental Petroleum Corp.	6,230	394,733
PBF Energy, Inc. Class A	2,300	50,991
Phillips 66	4,600	364,412
Pioneer Natural Resources Co.	1,720	320,316
QEP Resources, Inc. (a)	29,600	376,216
Rice Energy, Inc. (a)	13,000	308,100
Rowan Cos. PLC Class A (a)	29,200	454,936
SM Energy Co.	17,800	427,556
Tesoro Corp.	2,650	214,809

	Number of Shares	Value
Transocean Ltd. (a)	28,700	$357,315
Valero Energy Corp.	9,064	600,852
Whiting Petroleum Corp. (a)	24,500	231,770
WPX Energy, Inc. (a)	66	884

		14,526,271

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	9,303	556,505
Frank’s International NV	21,400	226,198
Halliburton Co.	10,100	497,021
National Oilwell Varco, Inc.	7,400	296,666
Oceaneering International, Inc.	10,000	270,800
Schlumberger Ltd.	6,740	526,394
Superior Energy Services, Inc. (a)	500	7,130
TechnipFMC PLC (a)	17,400	565,500

		2,946,214

Pipelines — 0.0%
Targa Resources Corp.	900	53,910

		18,417,427

Financial — 33.2%
Banks — 15.6%
Associated Banc-Corp.	7,350	179,340
Bank of America Corp.	217,673	5,134,906
Bank of Hawaii Corp.	820	67,535
The Bank of New York Mellon Corp.	22,650	1,069,759
BB&T Corp.	16,119	720,519
Capital One Financial Corp.	9,350	810,271
Citigroup, Inc.	65,371	3,910,493
Citizens Financial Group, Inc.	13,600	469,880
Commerce Bancshares, Inc.	4,316	242,387
East West Bancorp, Inc.	6,400	330,304
Fifth Third Bancorp	25,760	654,304
First Horizon National Corp.	6,616	122,396
The Goldman Sachs Group, Inc.	6,550	1,504,666
Huntington Bancshares, Inc.	7,871	105,393
JP Morgan Chase & Co.	70,627	6,203,876
KeyCorp	15,096	268,407
M&T Bank Corp.	5	774
Morgan Stanley	37,100	1,589,364
PacWest Bancorp	3,800	202,388
The PNC Financial Services Group, Inc.	7,616	915,748
Popular, Inc.	4,500	183,285
Regions Financial Corp.	56,860	826,176
State Street Corp.	9,800	780,178
SunTrust Banks, Inc.	7,000	387,100
SVB Financial Group (a)	70	13,026
Synovus Financial Corp.	6,571	269,542
TCF Financial Corp.	2,900	49,358
US Bancorp	14,290	735,935
Wells Fargo & Co.	75,553	4,205,280
Zions Bancorp	13,050	548,100

		32,500,690

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.1%
Air Lease Corp.	8,600	$333,250
Ally Financial, Inc.	14,300	290,719
American Express Co.	17,400	1,376,514
Ameriprise Financial, Inc.	60	7,781
BlackRock, Inc.	440	168,744
CIT Group, Inc.	1,900	81,567
Discover Financial Services	5,500	376,145
E*TRADE Financial Corp. (a)	10,500	366,345
FNF Group	2,557	99,569
Franklin Resources, Inc.	9,800	412,972
Intercontinental Exchange, Inc.	35	2,096
Lazard Ltd. Class A	6,500	298,935
Legg Mason, Inc.	14,000	505,540
Mastercard, Inc. Class A	3,600	404,892
Navient Corp.	48,800	720,288
Raymond James Financial, Inc.	1,900	144,894
Santander Consumer USA Holdings, Inc. (a)	36,000	479,520
SLM Corp. (a)	8,000	96,800
Synchrony Financial	7,200	246,960

		6,413,531

Insurance — 8.2%
Aflac, Inc.	9,200	666,264
Alleghany Corp. (a)	85	52,246
Allied World Assurance Co Holdings AG	2,815	149,477
The Allstate Corp.	5,000	407,450
American Financial Group, Inc.	1,300	124,046
American International Group, Inc.	13,402	836,687
American National Insurance Co.	2,840	335,205
AmTrust Financial Services, Inc.	900	16,614
Arch Capital Group Ltd. (a)	4,100	388,557
Aspen Insurance Holdings Ltd.	600	31,230
Assurant, Inc.	190	18,177
Assured Guaranty Ltd.	17,700	656,847
Axis Capital Holdings Ltd.	8,300	556,349
Berkshire Hathaway, Inc. Class B (a)	22,150	3,691,962
Chubb Ltd.	7,651	1,042,449
Cincinnati Financial Corp.	2,820	203,801
CNA Financial Corp.	12,500	552,125
Everest Re Group Ltd.	1,560	364,744
First American Financial Corp.	3,400	133,552
The Hanover Insurance Group, Inc.	300	27,018
The Hartford Financial Services Group, Inc.	7,590	364,851
Lincoln National Corp.	6,298	412,204
Loews Corp.	9,320	435,896
Markel Corp. (a)	5	4,879
Marsh & McLennan Cos., Inc.	300	22,167
Mercury General Corp.	90	5,489

	Number of Shares	Value
MetLife, Inc.	22,040	$1,164,153
Old Republic International Corp.	11,700	239,616
Principal Financial Group, Inc.	7,000	441,770
The Progressive Corp.	800	31,344
Prudential Financial, Inc.	10,610	1,131,875
Reinsurance Group of America, Inc.	4,590	582,838
RenaissanceRe Holdings Ltd.	440	63,646
Torchmark Corp.	890	68,566
The Travelers Cos., Inc.	5,799	699,012
Unum Group	9,000	422,010
Validus Holdings Ltd.	7,700	434,203
Voya Financial, Inc.	4,200	159,432
W.R. Berkley Corp.	900	63,567
White Mountains Insurance Group Ltd.	33	29,036
XL Group Ltd.	550	21,923

		17,053,277

Real Estate Investment Trusts (REITS) — 6.3%
AGNC Investment Corp.	49,500	984,555
Alexandria Real Estate Equities, Inc.	1,600	176,832
American Campus Communities, Inc.	100	4,759
Annaly Capital Management, Inc.	62,760	697,264
Apartment Investment & Management Co. Class A	100	4,435
Apple Hospitality REIT, Inc.	2,600	49,660
AvalonBay Communities, Inc.	1,464	268,790
Boston Properties, Inc.	1,050	139,030
Brandywine Realty Trust	2,000	32,460
Camden Property Trust	4,700	378,162
Care Capital Properties, Inc.	14,500	389,615
Chimera Investment Corp.	49,220	993,260
CoreCivic, Inc.	11,705	367,771
Corporate Office Properties Trust	2,700	89,370
DCT Industrial Trust, Inc.	1,300	62,556
Duke Realty Corp.	9,600	252,192
EPR Properties	3,400	250,342
Equity Commonwealth (a)	2,167	67,654
Equity Residential	7,600	472,872
Essex Property Trust, Inc.	523	121,090
GGP, Inc.	10,400	241,072
HCP, Inc.	7,800	243,984
Highwoods Properties, Inc.	3,400	167,042
Hospitality Properties Trust	4,540	143,146
Host Hotels & Resorts, Inc.	13,503	251,966
Kilroy Realty Corp.	3,100	223,448
Kimco Realty Corp.	6,100	134,749
Liberty Property Trust	1,770	68,233
The Macerich Co.	3,982	256,441
MFA Financial, Inc.	101,300	818,504
Mid-America Apartment Communities, Inc.	313	31,845
National Retail Properties, Inc.	300	13,086

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Omega Healthcare Investors, Inc.	4,700	$155,053
Piedmont Office Realty Trust, Inc. Class A	2,400	51,312
Prologis, Inc.	8,985	466,142
Quality Care Properties, Inc. (a)	17,160	323,638
Rayonier, Inc.	15,900	450,606
Realty Income Corp.	2,700	160,731
Retail Properties of America, Inc. Class A	4,200	60,564
Senior Housing Properties Trust	22,000	445,500
Spirit Realty Capital, Inc.	16,100	163,093
Starwood Property Trust, Inc.	19,700	444,826
Tanger Factory Outlet Centers, Inc.	6,500	213,005
Two Harbors Investment Corp.	93,000	891,870
Uniti Group, Inc. (a)	72	1,861
Ventas, Inc.	3,300	214,632
Vornado Realty Trust	138	13,843
Weingarten Realty Investors	4,400	146,916
Welltower, Inc.	7,100	502,822
WP Carey, Inc.	100	6,222

		13,108,821

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	90	1,257
People’s United Financial, Inc.	4,200	76,440

		77,697

		69,154,016

Industrial — 9.5%
Aerospace & Defense — 1.1%
General Dynamics Corp.	1,170	219,024
Harris Corp.	2,638	293,530
L3 Technologies, Inc.	2,150	355,374
Northrop Grumman Corp.	810	192,650
Raytheon Co.	1,400	213,500
Spirit AeroSystems Holdings, Inc. Class A	11,700	677,664
United Technologies Corp.	3,120	350,095

		2,301,837

Building Materials — 0.6%
Johnson Controls International PLC	8,929	376,089
Lennox International, Inc.	600	100,380
Martin Marietta Materials, Inc.	30	6,548
Owens Corning	9,800	601,426
USG Corp. (a)	4,900	155,820

		1,240,263

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	4,400	263,384
Energizer Holdings, Inc.	2,700	150,525

		413,909

Electronics — 1.0%
Arrow Electronics, Inc. (a)	3,800	278,958

	Number of Shares	Value
Avnet, Inc.	3,600	$164,736
Corning, Inc.	25,300	683,100
Fortive Corp.	1,400	84,308
Garmin Ltd.	6,900	352,659
Jabil Circuit, Inc.	19,500	563,940
PerkinElmer, Inc.	10	581
Trimble, Inc. (a)	500	16,005

		2,144,287

Engineering & Construction — 0.9%
AECOM (a)	16,511	587,626
Chicago Bridge & Iron Co. NV	15,900	488,925
Fluor Corp.	6,200	326,244
Jacobs Engineering Group, Inc.	6,000	331,680
KBR, Inc.	15,400	231,462

		1,965,937

Environmental Controls — 0.2%
Republic Services, Inc.	3,290	206,645
Waste Management, Inc.	2,340	170,633

		377,278

Hand & Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	3,600	312,696
Regal Beloit Corp.	10,600	801,890
Stanley Black & Decker, Inc.	1,635	217,242

		1,331,828

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	7,100	658,596
Oshkosh Corp.	7,700	528,143
Terex Corp.	13,800	433,320

		1,620,059

Machinery – Diversified — 1.1%
AGCO Corp.	1,666	100,260
Cummins, Inc.	5,850	884,520
Deere & Co.	6,100	664,046
IDEX Corp.	100	9,351
Rockwell Automation, Inc.	2,670	415,746
Roper Technologies, Inc.	160	33,038
Xylem, Inc.	1,700	85,374

		2,192,335

Metal Fabricate & Hardware — 0.4%
The Timken Co.	14,900	673,480
Valmont Industries, Inc.	780	121,290

		794,770

Miscellaneous – Manufacturing — 2.0%
Carlisle Cos., Inc.	1,000	106,410
Colfax Corp. (a)	11,500	451,490
Crane Co.	20	1,497
Dover Corp.	1,000	80,350
Eaton Corp. PLC	5,072	376,089
General Electric Co.	58,390	1,740,022
Ingersoll-Rand PLC	6,600	536,712

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Parker-Hannifin Corp.	3,430	$549,897
Pentair PLC	319	20,027
Trinity Industries, Inc.	8,800	233,640

		4,096,134

Packaging & Containers — 0.1%
Bemis Co., Inc.	2,160	105,538
Graphic Packaging Holding Co.	1,400	18,018
WestRock Co.	40	2,081

		125,637

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	130	26,031

Transportation — 0.5%
CSX Corp.	10,000	465,500
FedEx Corp.	220	42,933
Norfolk Southern Corp.	5,100	571,047
Ryder System, Inc.	90	6,790

		1,086,270

		19,716,575

Technology — 7.8%
Computers — 2.7%
Amdocs Ltd.	3,000	182,970
Apple, Inc.	7,460	1,071,703
Brocade Communications Systems, Inc.	49,800	621,504
Computer Sciences Corp.	70	4,831
Conduent, Inc. (a)	4,651	78,044
Hewlett Packard Enterprise Co.	43,100	1,021,470
HP, Inc.	43,900	784,932
International Business Machines Corp.	4,950	861,993
NetApp, Inc.	17,200	719,820
Western Digital Corp.	3,636	300,079

		5,647,346

Office & Business Equipment — 0.1%
Xerox Corp.	23,256	170,699

Semiconductors — 3.0%
Analog Devices, Inc.	5,110	418,764
Applied Materials, Inc.	14,300	556,270
Broadcom Ltd.	327	71,600
Intel Corp.	58,200	2,099,274
Lam Research Corp.	4,852	622,803
Micron Technology, Inc. (a)	16,600	479,740
NVIDIA Corp.	600	65,358
QUALCOMM, Inc.	20,900	1,198,406
Teradyne, Inc.	20,300	631,330
Xilinx, Inc.	2,900	167,881

		6,311,426

Software — 2.0%
Allscripts Healthcare Solutions, Inc. (a)	21,300	270,084
ANSYS, Inc. (a)	1,400	149,618

	Number of Shares	Value
CA, Inc.	8,390	$266,131
Donnelley Financial Solutions, Inc. (a)	1,175	22,666
The Dun & Bradstreet Corp.	2,610	281,723
Fidelity National Information Services, Inc.	1,400	111,468
Leidos Holdings, Inc.	2,350	120,179
Nuance Communications, Inc. (a)	19,500	337,545
Oracle Corp.	42,500	1,895,925
Paychex, Inc.	300	17,670
Synopsys, Inc. (a)	1,423	102,641
VMware, Inc. Class A (a)	4,900	451,486

		4,027,136

		16,156,607

Utilities — 4.5%
Electric — 4.0%
Alliant Energy Corp.	2,600	102,986
Ameren Corp.	6,160	336,274
American Electric Power Co., Inc.	7,830	525,628
Calpine Corp. (a)	51,500	569,075
CMS Energy Corp.	2,300	102,902
Consolidated Edison, Inc.	4,160	323,066
Dominion Resources, Inc.	1,300	100,841
DTE Energy Co.	4,210	429,883
Duke Energy Corp.	8,614	706,434
Edison International	4,880	388,497
Entergy Corp.	9,200	698,832
Eversource Energy	2,381	139,955
Exelon Corp.	22,375	805,052
FirstEnergy Corp.	18,527	589,529
Great Plains Energy, Inc.	12,537	366,331
Hawaiian Electric Industries, Inc.	2,800	93,268
NextEra Energy, Inc.	1,702	218,486
OGE Energy Corp.	8,800	307,824
PG&E Corp.	2,130	141,347
Pinnacle West Capital Corp.	960	80,045
PPL Corp.	9,000	336,510
Public Service Enterprise Group, Inc.	7,600	337,060
SCANA Corp.	2,520	164,682
The Southern Co.	1,650	82,137
WEC Energy Group, Inc.	3,720	225,544
Westar Energy, Inc.	200	10,854
Xcel Energy, Inc.	3,720	165,354

		8,348,396

Gas — 0.5%
Atmos Energy Corp.	1,350	106,636
CenterPoint Energy, Inc.	2,200	60,654
National Fuel Gas Co.	1,150	68,563
NiSource, Inc.	3,290	78,269
Sempra Energy	2,320	256,360
UGI Corp.	8,035	396,930
Vectren Corp.	150	8,792

		976,204

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.0%
Aqua America, Inc.	25	$804

		9,325,404

TOTAL COMMON STOCK (Cost $176,876,585)		202,037,546

TOTAL EQUITIES (Cost $176,876,585)		202,037,546

MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
iShares Russell 1000 Value Index Fund	43,500	4,999,890

TOTAL MUTUAL FUNDS (Cost $4,992,555)		4,999,890

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	9,393
Safeway PDC, LLC Contingent Value (a) (b)	9,300	465

		9,858

TOTAL RIGHTS (Cost $9,858)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $181,878,998)		207,047,294

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	$5,265,552	5,265,552

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	1,231	1,231

TOTAL SHORT-TERM INVESTMENTS (Cost $5,266,783)		5,266,783

TOTAL INVESTMENTS — 102.0% (Cost $187,145,781) (d)		212,314,077

Other Assets/(Liabilities) — (2.0)%		(4,157,208)

NET ASSETS — 100.0%		$208,156,869

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	Maturity value of $5,265,574. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $5,371,816.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 2.4%
Chemicals — 2.4%
E.I. du Pont de Nemours & Co.	12,650	$1,016,174
PPG Industries, Inc.	21,374	2,245,980

		3,262,154

		3,262,154

Communications — 13.0%
Internet — 6.4%
Alphabet, Inc. Class C (a)	6,675	5,537,313
Facebook, Inc. Class A (a)	21,556	3,062,030

		8,599,343

Media — 3.0%
Comcast Corp. Class A	108,632	4,083,477

Telecommunications — 3.6%
Cisco Systems, Inc.	73,650	2,489,370
Verizon Communications, Inc.	49,140	2,395,575

		4,884,945

		17,567,765

Consumer, Cyclical — 8.4%
Auto Parts & Equipment — 1.2%
Adient PLC	2,708	196,791
Delphi Automotive PLC	18,584	1,495,826

		1,692,617

Home Furnishing — 1.1%
Whirlpool Corp.	8,450	1,447,738

Retail — 6.1%
AutoZone, Inc. (a)	4,015	2,903,046
Lowe’s Cos., Inc.	38,710	3,182,349
McDonald’s Corp.	16,967	2,199,093

		8,284,488

		11,424,843

Consumer, Non-cyclical — 23.9%
Agriculture — 2.0%
Philip Morris International, Inc.	24,131	2,724,390

Beverages — 2.8%
PepsiCo, Inc.	34,197	3,825,276

Biotechnology — 2.0%
Celgene Corp. (a)	21,572	2,684,204

Commercial Services — 3.4%
Nielsen Holdings PLC	37,600	1,553,256
PayPal Holdings, Inc. (a)	34,987	1,505,141
S&P Global, Inc.	12,230	1,598,950

		4,657,347

	Number of Shares	Value
Foods — 3.5%
The Kraft Heinz Co.	26,070	$2,367,417
Mondelez International, Inc. Class A	53,281	2,295,345

		4,662,762

Health Care – Products — 2.1%
Boston Scientific Corp. (a)	53,283	1,325,148
Stryker Corp.	11,260	1,482,379

		2,807,527

Health Care – Services — 2.1%
UnitedHealth Group, Inc.	16,879	2,768,325

Pharmaceuticals — 6.0%
Express Scripts Holding Co. (a)	27,709	1,826,300
Johnson & Johnson	14,020	1,746,191
Merck & Co., Inc.	49,361	3,136,398
Mylan NV (a)	29,018	1,131,412
Valeant Pharmaceuticals International, Inc. (a) (b)	27,326	301,406

		8,141,707

		32,271,538

Energy — 6.2%
Oil & Gas — 4.2%
Phillips 66	37,194	2,946,509
Suncor Energy, Inc.	89,838	2,762,518

		5,709,027

Pipelines — 2.0%
Magellan Midstream Partners LP (c)	35,289	2,714,077

		8,423,104

Financial — 19.2%
Banks — 6.9%
The Bank of New York Mellon Corp.	41,467	1,958,486
Citigroup, Inc.	68,995	4,127,281
SunTrust Banks, Inc.	24,438	1,351,421
US Bancorp	35,826	1,845,039

		9,282,227

Diversified Financial Services — 5.6%
American Express Co.	31,122	2,462,062
CME Group, Inc.	15,725	1,868,130
Discover Financial Services	23,878	1,633,016
Intercontinental Exchange, Inc.	26,330	1,576,377

		7,539,585

Insurance — 5.6%
Berkshire Hathaway, Inc. Class B (a)	18,500	3,083,580
Marsh & McLennan Cos., Inc.	18,053	1,333,936
MetLife, Inc.	33,220	1,754,681
The Progressive Corp.	37,730	1,478,261

		7,650,458

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.1%
Mid-America Apartment Communities, Inc.	9,426	$959,001
Simon Property Group, Inc.	3,050	524,692

		1,483,693

		25,955,963

Industrial — 11.9%
Aerospace & Defense — 2.7%
Lockheed Martin Corp.	9,223	2,468,075
United Technologies Corp.	11,109	1,246,541

		3,714,616

Building Materials — 1.7%
Johnson Controls International PLC	32,324	1,361,487
Vulcan Materials Co.	7,945	957,214

		2,318,701

Electronics — 0.6%
Agilent Technologies, Inc.	16,084	850,361

Environmental Controls — 0.9%
Republic Services, Inc.	5,814	365,177
Waste Connections, Inc.	9,487	836,943

		1,202,120

Machinery – Diversified — 0.7%
Deere & Co.	8,186	891,128

Miscellaneous – Manufacturing — 2.7%
General Electric Co.	121,576	3,622,965

Transportation — 2.6%
Canadian National Railway Co.	18,990	1,403,931
Canadian Pacific Railway Ltd. (b)	13,969	2,052,325

		3,456,256

		16,056,147

Technology — 11.4%
Computers — 8.9%
Amdocs Ltd.	35,459	2,162,644
Apple, Inc.	60,192	8,647,183
Western Digital Corp.	14,438	1,191,568

		12,001,395

Semiconductors — 1.6%
Applied Materials, Inc.	38,723	1,506,325
Maxim Integrated Products, Inc.	15,020	675,299

		2,181,624

Software — 0.9%
Cerner Corp. (a)	21,295	1,253,211

		15,436,230

Utilities — 3.5%
Electric — 2.2%
PG&E Corp.	44,450	2,949,702

	Number of Shares	Value
Gas — 1.3%
National Grid PLC	135,530	$1,718,958

		4,668,660

TOTAL COMMON STOCK (Cost $115,449,464)		135,066,404

TOTAL EQUITIES (Cost $115,449,464)		135,066,404

MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
State Street Navigator Securities Lending Prime Portfolio (d)	2,186,166	2,186,166

TOTAL MUTUAL FUNDS (Cost $2,186,166)		2,186,166

TOTAL LONG-TERM INVESTMENTS (Cost $117,635,630)		137,252,570

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/17, 0.050%, due 4/03/17 (e)	$1,527,322	1,527,322

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	5,185	5,185

TOTAL SHORT-TERM INVESTMENTS (Cost $1,532,507)		1,532,507

TOTAL INVESTMENTS — 102.6% (Cost $119,168,137) (f)		138,785,077

Other Assets/(Liabilities) — (2.6)%		(3,493,633)

NET ASSETS — 100.0%		$135,291,444

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $2,138,942 or 1.58% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Maturity value of $1,527,328. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/2021, and an aggregate market value, including accrued interest, of $1,559,063.
(f)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	89.0%
Canada	5.4%
United Kingdom	5.1%
Ireland	1.2%
Netherlands	0.8%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 2.3%
Chemicals — 2.0%
AdvanSix, Inc. (a)	43,748	$1,195,195
Air Products & Chemicals, Inc.	1,730	234,052
Celanese Corp. Series A	7,290	655,007
The Dow Chemical Co.	400	25,416
E.I. du Pont de Nemours & Co.	17,600	1,413,808
Eastman Chemical Co.	2,196	177,437
FMC Corp.	18,500	1,287,415
LyondellBasell Industries NV Class A	10,670	972,997
Monsanto Co.	3,960	448,272
PPG Industries, Inc.	2,540	266,903
Versum Materials, Inc. (a)	22,020	673,812

		7,350,314

Iron & Steel — 0.3%
Steel Dynamics, Inc.	36,200	1,258,312

Mining — 0.0%
Southern Copper Corp.	2	72

		8,608,698

Communications — 15.4%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc. Class A	87,000	526,350
The Interpublic Group of Cos., Inc.	11,400	280,098
Omnicom Group, Inc.	12,000	1,034,520

		1,840,968

Internet — 8.8%
Alphabet, Inc. Class A (a)	10,089	8,553,454
Alphabet, Inc. Class C (a)	5,749	4,769,141
Amazon.com, Inc. (a)	8,591	7,616,265
CDW Corp.	15,800	911,818
eBay, Inc. (a)	39,730	1,333,736
Expedia, Inc.	2	252
F5 Networks, Inc. (a)	8,710	1,241,785
Facebook, Inc. Class A (a)	45,200	6,420,660
FireEye, Inc. (a)	45,100	568,711
GoDaddy, Inc. Class A (a)	1,600	60,640
Groupon, Inc. (a)	45,400	178,422
IAC/InterActiveCorp (a)	1,400	103,208
Liberty Expedia Holdings, Inc. Class A (a)	28	1,273
Liberty Ventures Series A (a)	42	1,868
Netflix, Inc. (a)	17	2,513
The Priceline Group, Inc. (a)	75	133,498
Symantec Corp.	48,300	1,481,844
VeriSign, Inc. (a)	1,140	99,305

		33,478,393

	Number of Shares	Value
Media — 4.3%
AMC Networks, Inc. Class A (a)	9,700	$569,196
CBS Corp. Class B	13,800	957,168
Charter Communications, Inc. Class A (a)	2,700	883,764
Comcast Corp. Class A	80,400	3,022,236
Discovery Communications, Inc. Class A (a)	37,300	1,085,057
Discovery Communications, Inc. Class C (a)	5,900	167,029
DISH Network Corp. Class A (a)	2,500	158,725
Scripps Networks Interactive Class A	15,500	1,214,735
Sirius XM Holdings, Inc.	162,300	835,845
Time Warner, Inc.	20,900	2,042,139
Tribune Media Co. Class A	24,000	894,480
Twenty-First Century Fox, Inc. Class A	32,500	1,052,675
Twenty-First Century Fox, Inc. Class B	22,300	708,694
Viacom, Inc. Class B	9,500	442,890
The Walt Disney Co.	21,540	2,442,421

		16,477,054

Telecommunications — 1.8%
Arista Networks, Inc. (a)	1,200	158,724
ARRIS International PLC (a)	1,100	29,095
CommScope Holding Co., Inc. (a)	28,900	1,205,419
LogMeIn, Inc.	1,666	162,435
Motorola Solutions, Inc.	12,000	1,034,640
T-Mobile US, Inc. (a)	14,400	930,096
Verizon Communications, Inc.	65,400	3,188,250

		6,708,659

		58,505,074

Consumer, Cyclical — 15.3%
Airlines — 1.0%
Alaska Air Group, Inc.	12,200	1,125,084
Delta Air Lines, Inc.	23,400	1,075,464
JetBlue Airways Corp. (a)	28,300	583,263
Southwest Airlines Co.	21,800	1,171,968

		3,955,779

Apparel — 1.0%
Carter’s, Inc.	100	8,980
Michael Kors Holdings Ltd. (a)	30,900	1,177,599
NIKE, Inc. Class B	27,980	1,559,325
Ralph Lauren Corp.	12,710	1,037,390
Skechers U.S.A., Inc. Class A (a)	10	275
VF Corp.	400	21,988

		3,805,557

Auto Manufacturers — 0.0%
PACCAR, Inc.	800	53,760

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.8%
Adient PLC	9,863	$716,744
BorgWarner, Inc.	80	3,343
Delphi Automotive PLC	3,800	305,862
Lear Corp.	8,400	1,189,272
Visteon Corp. (a)	8,250	808,088

		3,023,309

Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	4,100	168,613

Entertainment — 0.5%
Cinemark Holdings, Inc.	8,700	385,758
The Madison Square Garden Co. Class A (a)	3	599
Regal Entertainment Group Class A	44,300	1,000,294
Vail Resorts, Inc.	3,010	577,619

		1,964,270

Home Builders — 0.5%
CalAtlantic Group, Inc.	15,400	576,730
D.R. Horton, Inc.	6,900	229,839
Lennar Corp. Class B	200	8,360
Thor Industries, Inc.	4,740	455,656
Toll Brothers, Inc. (a)	18,300	660,813

		1,931,398

Home Furnishing — 0.1%
Leggett & Platt, Inc.	4,300	216,376
Tempur Sealy International, Inc. (a)	5,600	260,176
Whirlpool Corp.	260	44,546

		521,098

Housewares — 0.5%
Newell Brands, Inc.	64	3,019
The Toro Co.	17,660	1,103,044
Tupperware Brands Corp.	14,800	928,256

		2,034,319

Leisure Time — 0.4%
Brunswick Corp.	8,900	544,680
Harley-Davidson, Inc.	5,500	332,750
Polaris Industries, Inc.	700	58,660
Vista Outdoor, Inc. (a)	20,200	415,918

		1,352,008

Lodging — 1.7%
Choice Hotels International, Inc.	7,400	463,240
Hyatt Hotels Corp. Class A (a)	12,000	647,760
Las Vegas Sands Corp.	20,000	1,141,400
Marriott International, Inc. Class A	6,507	612,829
MGM Resorts International	28,200	772,680
Wyndham Worldwide Corp.	17,200	1,449,788
Wynn Resorts Ltd.	11,220	1,285,924

		6,373,621

	Number of Shares	Value
Retail — 8.6%
AutoNation, Inc. (a)	2,500	$105,725
AutoZone, Inc. (a)	468	338,387
Bed Bath & Beyond, Inc.	23,800	939,148
Brinker International, Inc.	12,700	558,292
Burlington Stores, Inc. (a)	8,600	836,694
Cabela’s, Inc. (a)	100	5,311
Casey’s General Stores, Inc.	40	4,490
Chipotle Mexican Grill, Inc. (a)	3	1,337
Coach, Inc.	5,909	244,219
Costco Wholesale Corp.	4,860	814,973
CVS Health Corp.	44,650	3,505,025
Darden Restaurants, Inc.	8,300	694,461
Dick’s Sporting Goods, Inc.	23,400	1,138,644
Dollar General Corp.	1,500	104,595
Dollar Tree, Inc. (a)	27	2,119
Domino’s Pizza, Inc.	2,890	532,627
Dunkin’ Brands Group, Inc.	3,800	207,784
Foot Locker, Inc.	5,700	426,417
The Gap, Inc.	53,900	1,309,231
Genuine Parts Co.	2,600	240,266
The Home Depot, Inc.	22,220	3,262,563
Kate Spade & Co. (a)	39,000	905,970
L Brands, Inc.	3,500	164,850
Liberty Interactive Corp. QVC Group Class A (a)	22,100	442,442
Lowe’s Cos., Inc.	13,700	1,126,277
Macy’s, Inc.	2,100	62,244
McDonald’s Corp.	29,130	3,775,539
The Michaels Cos., Inc. (a)	40,500	906,795
Nordstrom, Inc.	26,300	1,224,791
Nu Skin Enterprises, Inc. Class A	18,530	1,029,156
O’Reilly Automotive, Inc. (a)	1,150	310,316
Panera Bread Co. Class A (a)	2,970	777,754
Ross Stores, Inc.	8,460	557,260
Starbucks Corp.	17,600	1,027,664
Target Corp.	11,900	656,761
The TJX Cos., Inc.	21,220	1,678,078
Urban Outfitters, Inc. (a)	15,200	361,152
Walgreens Boots Alliance, Inc.	3,400	282,370
The Wendy’s Co.	51,600	702,276
Williams-Sonoma, Inc.	15,900	852,558
Yum! Brands, Inc.	9,640	615,996

		32,732,557

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	436,213

		58,352,502

Consumer, Non-cyclical — 24.6%
Agriculture — 0.8%
Altria Group, Inc.	30,070	2,147,599
Philip Morris International, Inc.	5,070	572,403
Reynolds American, Inc.	4,880	307,538

		3,027,540

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 2.0%
Brown-Forman Corp. Class B	14	$647
The Coca-Cola Co.	75,460	3,202,522
Coca-Cola European Partners PLC	600	22,614
Constellation Brands, Inc. Class A	2,810	455,417
Dr. Pepper Snapple Group, Inc.	6,300	616,896
Monster Beverage Corp. (a)	4,650	214,690
PepsiCo, Inc.	29,159	3,261,726

		7,774,512

Biotechnology — 4.4%
Amgen, Inc.	36,080	5,919,646
Biogen, Inc. (a)	9,780	2,674,048
Bioverativ, Inc. (a)	4,890	266,309
Celgene Corp. (a)	17,440	2,170,059
Charles River Laboratories International, Inc. (a)	800	71,960
Gilead Sciences, Inc.	64,720	4,395,782
United Therapeutics Corp. (a)	9,120	1,234,666

		16,732,470

Commercial Services — 2.9%
Automatic Data Processing, Inc.	80	8,191
Avis Budget Group, Inc. (a)	27,800	822,324
Booz Allen Hamilton Holding Corp.	24,800	877,672
Cintas Corp.	2,600	329,004
CoreLogic, Inc. (a)	28,800	1,172,736
Ecolab, Inc.	728	91,247
Equifax, Inc.	2,390	326,809
FleetCor Technologies, Inc. (a)	750	113,572
Gartner, Inc. (a)	3,900	421,161
Global Payments, Inc.	5,140	414,695
IHS Markit Ltd. (a)	10,349	434,141
KAR Auction Services, Inc.	4,400	192,148
Live Nation Entertainment, Inc. (a)	2,500	75,925
LSC Communications, Inc.	8,787	221,081
Moody’s Corp.	4,310	482,892
Nielsen Holdings PLC	12,000	495,720
Quanta Services, Inc. (a)	6,600	244,926
RR Donnelley & Sons Co.	23,433	283,774
S&P Global, Inc.	4,770	623,630
Square, Inc. Class A (a)	19,600	338,688
Total System Services, Inc.	2,700	144,342
TransUnion (a)	13,900	533,065
United Rentals, Inc. (a)	7,820	977,891
Vantiv, Inc. Class A (a)	2,300	147,476
Verisk Analytics, Inc. (a)	200	16,228
The Western Union Co.	47,120	958,892
WEX, Inc. (a)	3,270	338,445

		11,086,675

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	2,680	196,149
The Estee Lauder Cos., Inc. Class A	8,860	751,240

		947,389

	Number of Shares	Value
Foods — 2.4%
Blue Buffalo Pet Products, Inc. (a)	24,900	$572,700
Campbell Soup Co.	13,500	772,740
Conagra Brands, Inc.	14,700	592,998
Flowers Foods, Inc.	700	13,587
General Mills, Inc.	12,560	741,166
The Hershey Co.	900	98,325
Hormel Foods Corp.	10,000	346,300
Ingredion, Inc.	1,420	171,011
Kellogg Co.	8,740	634,611
The Kraft Heinz Co.	2,366	214,856
The Kroger Co.	19,220	566,798
Lamb Weston Holdings, Inc.	4,900	206,094
McCormick & Co., Inc.	2,400	234,120
Pilgrim’s Pride Corp.	41,300	929,457
Post Holdings, Inc. (a)	12,300	1,076,496
Sysco Corp.	21,600	1,121,472
Tyson Foods, Inc. Class A	12,600	777,546
The WhiteWave Foods Co. (a)	23	1,291

		9,071,568

Health Care – Products — 3.2%
Abbott Laboratories	1,253	55,646
Alere, Inc. (a)	600	23,838
Align Technology, Inc. (a)	3,600	412,956
Baxter International, Inc.	29,120	1,510,163
Becton, Dickinson & Co.	6,230	1,142,831
Boston Scientific Corp. (a)	9,200	228,804
Bruker Corp.	3,700	86,321
C.R. Bard, Inc.	700	173,978
Danaher Corp.	7,520	643,186
DENTSPLY SIRONA, Inc.	512	31,969
Edwards Lifesciences Corp. (a)	300	28,221
Henry Schein, Inc. (a)	90	15,297
Hill-Rom Holdings, Inc.	12,400	875,440
Hologic, Inc. (a)	11,800	502,090
IDEXX Laboratories, Inc. (a)	5,600	865,816
Intuitive Surgical, Inc. (a)	916	702,087
ResMed, Inc.	5,900	424,623
Stryker Corp.	8,110	1,067,681
Teleflex, Inc.	3,400	658,682
Thermo Fisher Scientific, Inc.	6,620	1,016,832
Varex Imaging Corp. (a)	2,000	67,200
Varian Medical Systems, Inc. (a)	5,000	455,650
VWR Corp. (a)	6,200	174,840
Zimmer Biomet Holdings, Inc.	8,680	1,059,915

		12,224,066

Health Care – Services — 3.1%
Aetna, Inc.	3,330	424,742
Anthem, Inc.	5,120	846,746
Centene Corp. (a)	6,611	471,100
Cigna Corp.	70	10,254
DaVita, Inc. (a)	11,660	792,530

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Envision Healthcare Corp. (a)	8,400	$515,088
HCA Holdings, Inc. (a)	15,200	1,352,648
Humana, Inc.	1,300	267,982
Laboratory Corp. of America Holdings (a)	1,677	240,599
MEDNAX, Inc. (a)	100	6,938
Quintiles IMS Holdings, Inc. (a)	4,304	346,601
Tenet Healthcare Corp. (a)	1,000	17,710
UnitedHealth Group, Inc.	29,340	4,812,053
Universal Health Services, Inc. Class B	7,340	913,463
WellCare Health Plans, Inc. (a)	6,260	877,715

		11,896,169

Household Products & Wares — 0.5%
Avery Dennison Corp.	2,600	209,560
Church & Dwight Co., Inc.	2,820	140,633
The Clorox Co.	2,790	376,176
Kimberly-Clark Corp.	4,640	610,763
Spectrum Brands Holdings, Inc.	4,200	583,842

		1,920,974

Pharmaceuticals — 5.0%
AbbVie, Inc.	78,383	5,107,436
Allergan PLC	7,010	1,674,829
AmerisourceBergen Corp.	1,260	111,510
Bristol-Myers Squibb Co.	27,000	1,468,260
Cardinal Health, Inc.	9,800	799,190
Eli Lilly & Co.	9,000	756,990
Express Scripts Holding Co. (a)	27,580	1,817,798
Herbalife Ltd. (a)	22,880	1,330,243
Johnson & Johnson	20,230	2,519,646
McKesson Corp.	5,610	831,739
Mead Johnson Nutrition Co.	10,500	935,340
Mylan NV (a)	4,600	179,354
Pfizer, Inc.	23,000	786,830
Premier, Inc. Class A (a)	200	6,366
VCA, Inc. (a)	1,100	100,650
Zoetis, Inc.	9,800	523,026

		18,949,207

		93,630,570

Energy — 0.8%
Oil & Gas — 0.7%
Apache Corp.	4,700	241,533
Continental Resources, Inc. (a)	40	1,817
Diamondback Energy, Inc. (a)	4,800	497,832
EOG Resources, Inc.	90	8,779
Murphy USA, Inc. (a)	14,300	1,049,906
Newfield Exploration Co. (a)	11,800	435,538
Southwestern Energy Co. (a)	48,700	397,879

		2,633,284

Oil & Gas Services — 0.1%
Schlumberger Ltd.	70	5,467

	Number of Shares	Value
TechnipFMC PLC (a)	8,800	$286,000

		291,467

		2,924,751

Financial — 7.9%
Banks — 1.0%
Citizens Financial Group, Inc.	38,700	1,337,085
First Hawaiian, Inc.	22,300	667,216
First Republic Bank	7,200	675,432
SVB Financial Group (a)	6,810	1,267,273
Western Alliance Bancorp (a)	1,300	63,817

		4,010,823

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	1,400	229,516
Air Lease Corp.	27,600	1,069,500
Alliance Data Systems Corp.	2,180	542,820
Ameriprise Financial, Inc.	1,930	250,282
Artisan Partners Asset Management, Inc. Class A	300	8,280
The Charles Schwab Corp.	22,700	926,387
Credit Acceptance Corp. (a)	3,100	618,171
Discover Financial Services	12,700	868,553
Eaton Vance Corp.	14,700	660,912
Federated Investors, Inc. Class B	47,880	1,261,159
Intercontinental Exchange, Inc.	5,450	326,292
Invesco Ltd.	11,100	339,993
Lazard Ltd. Class A	19,300	887,607
LPL Financial Holdings, Inc.	34,600	1,378,118
Mastercard, Inc. Class A	22,410	2,520,453
T. Rowe Price Group, Inc.	12,200	831,430
Visa, Inc. Class A	22,520	2,001,352

		14,720,825

Insurance — 1.2%
AmTrust Financial Services, Inc.	10,000	184,600
Aon PLC	6,520	773,859
Arthur J Gallagher & Co.	3,200	180,928
Brown & Brown, Inc.	15,300	638,316
Erie Indemnity Co. Class A	2,290	280,983
Lincoln National Corp.	21,300	1,394,085
Marsh & McLennan Cos., Inc.	12,800	945,792
XL Group Ltd.	3,100	123,566

		4,522,129

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,100	281,799

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	7,505	912,158
Boston Properties, Inc.	1,890	250,255
Care Capital Properties, Inc.	3,500	94,045
Crown Castle International Corp.	3,000	283,350
CubeSmart	100	2,596
Digital Realty Trust, Inc.	7,700	819,203

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Equinix, Inc.	7	$2,803
Equity LifeStyle Properties, Inc.	2,800	215,768
Extra Space Storage, Inc.	2,200	163,658
Federal Realty Investment Trust	1,140	152,190
Healthcare Trust of America, Inc. Class A	500	15,730
Iron Mountain, Inc.	43	1,534
Lamar Advertising Co. Class A	3,900	291,486
Omega Healthcare Investors, Inc.	18,750	618,562
Public Storage	1,410	308,663
Regency Centers Corp.	300	19,917
Senior Housing Properties Trust	23,700	479,925
Simon Property Group, Inc.	3,549	610,534
Tanger Factory Outlet Centers, Inc.	20,400	668,508
Ventas, Inc.	8,000	520,320

		6,431,205

		29,966,781

Industrial — 10.9%
Aerospace & Defense — 2.7%
The Boeing Co.	29,600	5,235,056
General Dynamics Corp.	470	87,984
Lockheed Martin Corp.	6,450	1,726,020
Northrop Grumman Corp.	5,700	1,355,688
Raytheon Co.	2,630	401,075
Rockwell Collins, Inc.	1,400	136,024
Spirit AeroSystems Holdings, Inc. Class A	24,100	1,395,872

		10,337,719

Building Materials — 0.3%
Johnson Controls International PLC	10,636	447,988
Lennox International, Inc.	2,170	363,041
Martin Marietta Materials, Inc.	1,000	218,250

		1,029,279

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	275	14,872
Emerson Electric Co.	4,210	252,010
Energizer Holdings, Inc.	20,000	1,115,000

		1,381,882

Electronics — 1.1%
Agilent Technologies, Inc.	2,000	105,740
Allegion PLC	2,700	204,390
Amphenol Corp. Class A	7,000	498,190
Fortive Corp.	3,760	226,427
Gentex Corp.	1,920	40,954
Honeywell International, Inc.	18,370	2,293,862
Mettler-Toledo International, Inc. (a)	110	52,680
PerkinElmer, Inc.	500	29,030
Trimble, Inc. (a)	20	640
Waters Corp. (a)	3,380	528,328

		3,980,241

	Number of Shares	Value
Environmental Controls — 0.2%
Stericycle, Inc. (a)	20	$1,658
Waste Management, Inc.	10,200	743,784

		745,442

Hand & Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	13,500	1,172,610
Snap-on, Inc.	2,270	382,881
Stanley Black & Decker, Inc.	5,380	714,840

		2,270,331

Machinery – Construction & Mining — 0.0%
BWX Technologies, Inc.	1,500	71,400

Machinery – Diversified — 0.8%
Cognex Corp.	7,400	621,230
Cummins, Inc.	370	55,944
Deere & Co.	12,700	1,382,522
Flowserve Corp.	90	4,358
IDEX Corp.	50	4,675
Nordson Corp.	2,500	307,100
Rockwell Automation, Inc.	4,320	672,667
Wabtec Corp.	1,230	95,940
Xylem, Inc.	500	25,110
Zebra Technologies Corp. Class A (a)	50	4,563

		3,174,109

Metal Fabricate & Hardware — 0.1%
Valmont Industries, Inc.	3,210	499,155

Miscellaneous – Manufacturing — 1.9%
3M Co.	1,480	283,168
A.O. Smith Corp.	20,100	1,028,316
Carlisle Cos., Inc.	5,870	624,627
Donaldson Co., Inc.	17,100	778,392
General Electric Co.	57,000	1,698,600
Illinois Tool Works, Inc.	10,780	1,428,027
Ingersoll-Rand PLC	17,100	1,390,572
Textron, Inc.	2,800	133,252

		7,364,954

Packaging & Containers — 1.1%
Bemis Co., Inc.	700	34,202
Berry Plastics Group, Inc. (a)	9,900	480,843
Crown Holdings, Inc. (a)	12,900	683,055
Graphic Packaging Holding Co.	52,300	673,101
Owens-Illinois, Inc. (a)	61,500	1,253,370
Packaging Corporation of America	9,200	842,904
Sealed Air Corp.	3,000	130,740

		4,098,215

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	6,390	1,279,534

Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	2,400	185,496
CSX Corp.	14,800	688,940

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	3,500	$197,715
FedEx Corp.	8,410	1,641,212
Landstar System, Inc.	10,660	913,029
Union Pacific Corp.	1,320	139,814
United Parcel Service, Inc. Class B	13,140	1,409,922

		5,176,128

		41,408,389

Technology — 20.4%
Computers — 8.4%
Accenture PLC Class A	11,930	1,430,168
Apple, Inc.	157,883	22,681,472
Cognizant Technology Solutions Corp. Class A (a)	8,900	529,728
DST Systems, Inc.	2,690	329,525
Fortinet, Inc. (a)	2,500	95,875
Genpact Ltd.	4,500	111,420
International Business Machines Corp.	20,020	3,486,283
NCR Corp. (a)	36,500	1,667,320
Teradata Corp. (a)	52,100	1,621,352

		31,953,143

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	17,500	229,425

Semiconductors — 3.6%
Analog Devices, Inc.	1,165	95,472
Applied Materials, Inc.	35,900	1,396,510
Broadcom Ltd.	6,100	1,335,656
Intel Corp.	43,600	1,572,652
KLA-Tencor Corp.	13,700	1,302,459
Lam Research Corp.	10,300	1,322,108
Maxim Integrated Products, Inc.	14,500	651,920
Microchip Technology, Inc.	6,100	450,058
Micron Technology, Inc. (a)	3,500	101,150
NVIDIA Corp.	7,800	849,654
ON Semiconductor Corp. (a)	600	9,294
QUALCOMM, Inc.	17,390	997,142
Skyworks Solutions, Inc.	70	6,859
Texas Instruments, Inc.	33,950	2,735,012
Xilinx, Inc.	14,910	863,140

		13,689,086

Software — 8.3%
Activision Blizzard, Inc.	17,800	887,508
Adobe Systems, Inc. (a)	3,320	432,032
Akamai Technologies, Inc. (a)	8,300	495,510
ANSYS, Inc. (a)	2,400	256,488
Autodesk, Inc. (a)	50	4,323
Black Knight Financial Services, Inc. Class A (a)	3,200	122,560
Broadridge Financial Solutions, Inc.	2,560	173,952
Cadence Design Systems, Inc. (a)	14,200	445,880

	Number of Shares	Value
CDK Global, Inc.	9,600	$624,096
Citrix Systems, Inc. (a)	9,700	808,883
CommerceHub, Inc. Series A (a)	7	108
CommerceHub, Inc. Series C (a)	14	217
Donnelley Financial Solutions, Inc. (a)	57,387	1,106,995
The Dun & Bradstreet Corp.	3,290	355,123
Electronic Arts, Inc. (a)	6,200	555,024
Fidelity National Information Services, Inc.	2,200	175,164
First Data Corp. Class A (a)	27,200	421,600
Fiserv, Inc. (a)	5,000	576,550
Inovalon Holdings, Inc. Class A (a)	75,800	955,080
Intuit, Inc.	5,660	656,503
Jack Henry & Associates, Inc.	3,600	335,160
Leidos Holdings, Inc.	5,600	286,384
Manhattan Associates, Inc. (a)	700	36,435
Microsoft Corp.	246,160	16,212,098
MSCI, Inc.	2,800	272,132
Nuance Communications, Inc. (a)	4,000	69,240
Oracle Corp.	14,300	637,923
Paychex, Inc.	5,200	306,280
Red Hat, Inc. (a)	2,100	181,650
salesforce.com, Inc. (a)	12,540	1,034,425
Splunk, Inc. (a)	9,100	566,839
Synopsys, Inc. (a)	500	36,065
Tableau Software, Inc. Class A (a)	14,800	733,340
Veeva Systems, Inc. Class A (a)	18,400	943,552
VMware, Inc. Class A (a)	10,280	947,199
Workday, Inc. Class A (a)	2,300	191,544

		31,843,862

		77,715,516

Utilities — 0.1%
Electric — 0.1%
Dominion Resources, Inc.	3,900	302,523

TOTAL COMMON STOCK (Cost $322,858,619)		371,414,804

TOTAL EQUITIES (Cost $322,858,619)		371,414,804

MUTUAL FUNDS — 2.1%
Diversified Financial Services — 2.1%
iShares Russell 1000 Growth Index Fund	71,700	8,159,460

TOTAL MUTUAL FUNDS (Cost $7,996,523)		8,159,460

TOTAL LONG-TERM INVESTMENTS (Cost $330,855,142)		379,574,264

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$4,806,307	$4,806,307

TOTAL SHORT-TERM INVESTMENTS (Cost $4,806,307)		4,806,307

TOTAL INVESTMENTS — 101.1% (Cost $335,661,449) (c)		384,380,571

Other Assets/(Liabilities) — (1.1)%		(4,291,415)

NET ASSETS — 100.0%		$380,089,156

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,806,327. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $4,904,045.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 4.1%
Chemicals — 0.9%
Ingevity Corp. (a)	27,820	$1,692,848

Forest Products & Paper — 1.2%
P.H. Glatfelter Co.	113,379	2,464,860

Mining — 2.0%
Century Aluminum Co. (a)	92,760	1,177,124
Kaiser Aluminum Corp.	34,040	2,719,796

		3,896,920

		8,054,628

Communications — 2.9%
Internet — 1.6%
Proofpoint, Inc. (a) (b)	24,170	1,797,281
Yelp, Inc. (a) (b)	42,240	1,383,360

		3,180,641

Media — 0.7%
Houghton Mifflin Harcourt Co. (a)	145,760	1,479,464

Telecommunications — 0.6%
RigNet, Inc. (a)	51,890	1,113,041

		5,773,146

Consumer, Cyclical — 12.9%
Airlines — 1.3%
Spirit Airlines, Inc. (a)	48,270	2,561,689

Apparel — 0.1%
Canada Goose Holdings, Inc. (a)	9,200	146,832

Auto Parts & Equipment — 1.5%
Visteon Corp. (a)	29,780	2,916,951

Distribution & Wholesale — 0.7%
SiteOne Landscape Supply, Inc. (a)	29,280	1,417,445

Entertainment — 0.6%
The Madison Square Garden Co. Class A (a)	6,320	1,262,167

Retail — 8.2%
Burlington Stores, Inc. (a)	20,790	2,022,659
DSW, Inc. Class A	99,880	2,065,518
Group 1 Automotive, Inc.	41,730	3,091,359
Sally Beauty Holdings, Inc. (a)	100,170	2,047,475
Sonic Corp. (b)	86,770	2,200,487
Suburban Propane Partners LP (c)	76,990	2,075,650
Texas Roadhouse, Inc.	60,100	2,676,253

		16,179,401

Storage & Warehousing — 0.5%
Wesco Aircraft Holdings, Inc. (a)	99,760	1,137,264

		25,621,749

	Number of Shares	Value
Consumer, Non-cyclical — 21.9%
Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a)	9,120	$1,319,208

Biotechnology — 1.5%
Exelixis, Inc. (a)	52,070	1,128,357
Sage Therapeutics, Inc. (a) (b)	11,340	805,934
Ultragenyx Pharmaceutical, Inc. (a)	15,500	1,050,590

		2,984,881

Commercial Services — 7.8%
ABM Industries, Inc.	49,320	2,150,352
Booz Allen Hamilton Holding Corp.	53,640	1,898,320
Korn/Ferry International	147,523	4,645,499
Matthews International Corp. Class A	35,900	2,428,635
On Assignment, Inc. (a)	64,450	3,127,759
Paylocity Holding Corp. (a) (b)	29,240	1,129,541

		15,380,106

Health Care – Products — 4.4%
NuVasive, Inc. (a)	41,630	3,108,929
NxStage Medical, Inc. (a)	78,640	2,109,911
The Spectranetics Corp. (a)	63,280	1,843,030
VWR Corp. (a)	55,130	1,554,666

		8,616,536

Health Care – Services — 2.3%
Addus HomeCare Corp. (a)	19,990	639,680
Amedisys, Inc. (a)	41,500	2,120,235
WellCare Health Plans, Inc. (a)	13,486	1,890,872

		4,650,787

Household Products & Wares — 1.5%
Acco Brands Corp. (a)	224,450	2,951,517

Pharmaceuticals — 3.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	28,780	989,456
Clovis Oncology, Inc. (a)	14,840	944,863
Prestige Brands Holdings, Inc. (a)	79,536	4,419,020
TherapeuticsMD, Inc. (a) (b)	143,980	1,036,656

		7,389,995

		43,293,030

Energy — 4.1%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a) (b)	194,889	2,036,590

Oil & Gas — 1.5%
HollyFrontier Corp.	68,842	1,950,982
Matador Resources Co. (a) (b)	38,847	924,170

		2,875,152

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.6%
Cone Midstream Partners LP (c)	66,535	$1,570,891
Noble Midstream Partners LP (c)	30,210	1,573,337

		3,144,228

		8,055,970

Financial — 25.6%
Banks — 9.5%
The Bank of NT Butterfield & Son Ltd.	39,460	1,259,169
BankUnited, Inc.	80,638	3,008,604
Chemical Financial Corp.	37,243	1,904,979
Customers Bancorp, Inc. (a)	41,600	1,311,648
FCB Financial Holdings, Inc. Class A (a)	31,140	1,542,987
IBERIABANK Corp.	38,300	3,029,530
MB Financial, Inc.	85,150	3,646,123
Webster Financial Corp.	59,390	2,971,875

		18,674,915

Financial Services — 1.0%
Stifel Financial Corp. (a)	40,240	2,019,646

Insurance — 1.4%
James River Group Holdings Ltd.	62,300	2,670,178

Real Estate — 0.9%
Realogy Holdings Corp.	61,610	1,835,362

Real Estate Investment Trusts (REITS) — 8.2%
Brandywine Realty Trust	184,260	2,990,540
CYS Investments, Inc.	342,570	2,723,432
DiamondRock Hospitality Co.	204,820	2,283,743
DuPont Fabros Technology, Inc.	54,170	2,686,290
Four Corners Property Trust, Inc.	127,850	2,918,815
National Storage Affiliates Trust	110,600	2,643,340

		16,246,160

Savings & Loans — 4.6%
Beneficial Bancorp, Inc.	78,300	1,252,800
Berkshire Hills Bancorp, Inc.	41,630	1,500,761
OceanFirst Financial Corp.	42,400	1,194,620
Oritani Financial Corp.	124,748	2,120,716
Sterling Bancorp	85,860	2,034,882
WSFS Financial Corp.	21,790	1,001,251

		9,105,030

		50,551,291

Industrial — 12.2%
Building Materials — 3.6%
Boise Cascade Co. (a)	70,780	1,889,826
Masonite International Corp. (a)	37,840	2,998,820
Summit Materials, Inc. Class A (a)	90,119	2,226,840

		7,115,486

Electrical Components & Equipment — 1.3%
Generac Holdings, Inc. (a)	66,760	2,488,813

	Number of Shares	Value
Electronics — 0.7%
Vishay Intertechnology, Inc. (b)	81,210	$1,335,905

Engineering & Construction — 2.0%
Dycom Industries, Inc. (a) (b)	24,410	2,268,909
KBR, Inc.	115,330	1,733,410

		4,002,319

Environmental Controls — 0.7%
Advanced Disposal Services, Inc. (a)	55,380	1,251,588

Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. (a)	174,490	994,593

Metal Fabricate & Hardware — 0.9%
Rexnord Corp. (a)	79,040	1,824,243

Miscellaneous – Manufacturing — 0.6%
Hexcel Corp.	22,510	1,227,921

Transportation — 1.1%
Genesee & Wyoming, Inc. Class A (a)	32,790	2,225,129

Trucking & Leasing — 0.8%
The Greenbrier Cos., Inc. (b)	38,090	1,641,679

		24,107,676

Technology — 12.8%
Computers — 1.6%
CACI International, Inc. Class A (a)	26,620	3,122,526

Semiconductors — 5.6%
Brooks Automation, Inc.	99,020	2,218,048
Cypress Semiconductor Corp. (b)	103,591	1,425,412
MaxLinear, Inc. Class A (a)	88,570	2,484,389
MKS Instruments, Inc.	42,980	2,954,875
Semtech Corp. (a)	61,320	2,072,616

		11,155,340

Software — 5.6%
Black Knight Financial Services, Inc. Class A (a) (b)	37,590	1,439,697
Envestnet, Inc. (a)	28,740	928,302
Guidewire Software, Inc. (a)	31,100	1,751,863
j2 Global, Inc.	37,806	3,172,301
Pegasystems, Inc.	44,310	1,942,994
Zynga, Inc. Class A (a)	620,640	1,768,824

		11,003,981

		25,281,847

Utilities — 2.5%
Electric — 1.7%
Portland General Electric Co.	76,820	3,412,344

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.8%
American States Water Co.	35,550	$1,574,865

TOTAL COMMON STOCK (Cost $166,581,034)		195,726,546

TOTAL EQUITIES (Cost $166,581,034)		195,726,546

MUTUAL FUNDS — 8.6%
Diversified Financial Services — 8.6%
State Street Navigator Securities Lending Prime Portfolio (d)	16,929,227	16,929,227

TOTAL MUTUAL FUNDS (Cost $16,929,227)		16,929,227

TOTAL LONG-TERM INVESTMENTS (Cost $183,510,261)		212,655,773

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$1,300,366	1,300,366

TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,366)		1,300,366

TOTAL INVESTMENTS — 108.2% (Cost $184,810,627) (f)		213,956,139

Other Assets/(Liabilities) — (8.2)%		(16,233,464)

NET ASSETS — 100.0%		$197,722,675

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $16,485,277 or 8.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,300,371. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $1,329,722.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 95.7%
Cayman Islands — 1.4%
JD.com, Inc. ADR (a)	141,446	$4,400,385

Denmark — 2.4%
Bayer AG	33,827	3,899,223
FLSmidth & Co. A/S (b)	23,643	1,263,957
Siemens AG	16,351	2,239,845

		7,403,025

France — 5.7%
Kering	21,560	5,581,613
LVMH Moet Hennessy Louis Vuitton SE	35,330	7,768,332
Societe Generale SA	82,210	4,180,904

		17,530,849

Germany — 5.2%
Allianz SE	29,514	5,467,118
Linde AG	16,074	2,675,571
SAP SE	77,467	7,601,391

		15,744,080

India — 3.8%
DLF Ltd.	2,167,534	4,966,515
ICICI Bank Ltd. Sponsored ADR	461,310	3,967,266
Zee Entertainment Enterprises Ltd.	309,011	2,548,166

		11,481,947

Italy — 1.1%
Brunello Cucinelli SpA (b)	43,563	1,036,323
Prysmian SpA	45,722	1,208,675
Tod’s SpA (b)	14,404	1,127,116

		3,372,114

Japan — 14.0%
The Dai-ichi Life Holdings, Inc.	237,100	4,274,393
FANUC Corp.	13,000	2,671,821
KDDI Corp.	161,500	4,243,401
Keyence Corp.	15,600	6,257,396
Kyocera Corp.	66,500	3,714,368
Murata Manufacturing Co. Ltd.	55,210	7,876,671
Nidec Corp.	64,300	6,130,274
Nintendo Co. Ltd.	7,900	1,837,433
Sumitomo Mitsui Financial Group, Inc.	37,200	1,356,335
Suzuki Motor Corp.	63,300	2,635,542
TDK Corp.	25,900	1,645,217

		42,642,851

Netherlands — 2.9%
Airbus SE	115,420	8,783,392

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	242,429	1,880,161

	Number of Shares	Value
Industria de Diseno Textil SA	175,716	$6,193,442
International Consolidated Airlines Group SA	264,770	1,757,061

		9,830,664

Sweden — 1.4%
Assa Abloy AB Class B	211,795	4,346,370

Switzerland — 3.1%
Credit Suisse Group AG	115,197	1,711,113
Roche Holding AG	10,438	2,662,790
UBS Group AG Registered	315,670	5,052,329

		9,426,232

United Kingdom — 6.4%
Circassia Pharmaceuticals PLC (a)	647,107	865,533
Earthport PLC (a)	1,745,622	586,512
International Game Technology PLC	92,322	2,188,032
Prudential PLC	262,292	5,548,387
Shire Ltd.	30,280	1,761,803
TechnipFMC PLC (a)	78,590	2,557,430
Unilever PLC	118,732	5,860,346

		19,368,043

United States — 45.1%
3M Co.	23,780	4,549,827
ACADIA Pharmaceuticals, Inc. (a) (b)	74,420	2,558,560
Adobe Systems, Inc. (a)	46,940	6,108,302
Aetna, Inc.	54,700	6,976,985
Alphabet, Inc. Class A (a)	9,420	7,986,276
Alphabet, Inc. Class C (a)	9,768	8,103,142
Anthem, Inc.	34,590	5,720,494
Biogen, Inc. (a)	11,350	3,103,317
BioMarin Pharmaceutical, Inc. (a)	16,780	1,472,948
Bluebird Bio, Inc. (a) (b)	16,250	1,477,125
Blueprint Medicines Corp. (a)	10,930	437,091
Centene Corp. (a)	21,620	1,540,641
Citigroup, Inc.	142,720	8,537,510
Colgate-Palmolive Co.	103,760	7,594,194
Emerson Electric Co.	25,110	1,503,085
Facebook, Inc. Class A (a)	49,610	7,047,101
FNF Group	71,570	2,786,936
Gilead Sciences, Inc.	41,200	2,798,304
The Goldman Sachs Group, Inc.	22,870	5,253,696
Intuit, Inc.	55,550	6,443,245
Ionis Pharmaceuticals, Inc. (a) (b)	45,480	1,828,296
MacroGenics, Inc. (a)	55,990	1,041,414
Maxim Integrated Products, Inc.	135,850	6,107,816
PayPal Holdings, Inc. (a)	62,280	2,679,286
S&P Global, Inc.	75,690	9,895,711
Sage Therapeutics, Inc. (a) (b)	27,830	1,977,878
Tiffany & Co. (b)	47,550	4,531,515

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Twitter, Inc. (a) (b)	118,580	$1,772,771
United Parcel Service, Inc. Class B	30,810	3,305,913
Vertex Pharmaceuticals, Inc. (a)	5,840	638,604
The Walt Disney Co.	54,200	6,145,738
Whole Foods Market, Inc.	47,350	1,407,242
Zimmer Biomet Holdings, Inc.	34,030	4,155,403

		137,486,366

TOTAL COMMON STOCK (Cost $176,752,974)		291,816,318

PREFERRED STOCK — 1.9%
Germany — 1.8%
Bayerische Motoren Werke AG 4.460%	69,307	5,459,180

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	1,120,452	163,060

TOTAL PREFERRED STOCK (Cost $3,245,858)		5,622,240

TOTAL EQUITIES (Cost $179,998,832)		297,438,558

MUTUAL FUNDS — 6.7%
United States — 6.7%
Oppenheimer Institutional Government Money Market Fund Class E (c)	7,600,308	7,600,308
State Street Navigator Securities Lending Prime Portfolio (d)	12,945,023	12,945,023

		20,545,331

TOTAL MUTUAL FUNDS (Cost $20,545,331)		20,545,331

TOTAL LONG-TERM INVESTMENTS (Cost $200,544,163)		317,983,889

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Time Deposit — 0.1%
Euro Time Deposit 0.090% 4/03/17	$202,917	$202,917

TOTAL SHORT-TERM INVESTMENTS (Cost $202,917)		202,917

TOTAL INVESTMENTS — 104.4% (Cost $200,747,080) (e)		318,186,806

Other Assets/(Liabilities) — (4.4)%		(13,391,971)

NET ASSETS — 100.0%		$304,794,835

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $12,641,061 or 4.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Australia — 2.7%
CSL Ltd.	70,200	$6,703,244
Sonic Healthcare Ltd.	212,011	3,580,950
Telstra Corp. Ltd.	913,473	3,251,189

		13,535,383

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	32,194	3,536,822

Canada — 5.0%
Alimentation Couche-Tard, Inc. Class B	103,188	4,661,830
CCL Industries, Inc. Class B	27,883	6,083,373
Dollarama, Inc.	94,041	7,793,555
Saputo, Inc.	184,843	6,378,498

		24,917,256

Denmark — 8.0%
Brenntag AG	92,443	5,184,810
Coloplast A/S Class B	70,632	5,516,118
Infineon Technologies AG	572,599	11,691,841
Novo Nordisk A/S Class B	127,280	4,375,804
Novozymes A/S Class B	110,575	4,382,881
Pandora A/S	45,177	5,005,471
William Demant Holding A/S (a)	183,448	3,833,599

		39,990,524

Finland — 1.0%
Nokia OYJ	929,240	5,013,958

France — 14.7%
Atos SE	25,750	3,183,594
Danone SA	45,107	3,069,539
Dassault Systemes SE	63,596	5,508,121
Edenred	238,014	5,627,076
Essilor International SA	44,768	5,436,994
Hermes International	12,266	5,811,391
Iliad SA	26,770	5,991,011
Legrand SA	90,060	5,433,956
LVMH Moet Hennessy Louis Vuitton SE	26,520	5,831,196
Pernod Ricard SA	27,895	3,301,577
Schneider Electric SE	60,950	4,467,250
SEB SA	48,397	6,761,815
Technicolor SA Registered	697,950	3,215,924
Valeo SA	139,664	9,314,326

		72,953,770

Germany — 5.7%
Bayerische Motoren Werke AG	33,054	3,015,209
Continental AG	35,772	7,842,201
ProSiebenSat.1 Media SE	104,685	4,635,193
SAP SE	98,372	9,652,678

	Number of Shares	Value
United Internet AG	76,193	$3,371,113

		28,516,394

India — 2.0%
Hero MotoCorp Ltd.	145,287	7,207,336
ICICI Bank Ltd. Sponsored ADR	329,535	2,834,001

		10,041,337

Ireland — 1.0%
James Hardie Industries PLC	321,800	5,055,227

Japan — 8.0%
Fuji Heavy Industries Ltd.	91,900	3,383,780
Hoya Corp.	101,300	4,886,788
Keyence Corp.	18,400	7,380,518
Koito Manufacturing Co. Ltd.	94,400	4,921,428
Kubota Corp.	182,100	2,740,980
Nidec Corp.	78,200	7,455,481
Nippon Telegraph & Telephone Corp.	207,600	8,867,755

		39,636,730

Luxembourg — 0.9%
SES SA	183,320	4,267,339

Netherlands — 8.2%
Aalberts Industries NV	183,980	6,867,823
Airbus SE	90,900	6,917,435
ASML Holding NV	45,257	6,002,887
Boskalis Westminster	105,361	3,633,395
Gemalto NV	43,268	2,417,771
Gemalto NV	17,992	1,004,957
Heineken NV	72,194	6,143,726
Koninklijke Vopak NV	93,395	4,076,562
STMicroelectronics NV	245,410	3,756,001

		40,820,557

Panama — 1.6%
Carnival Corp.	132,870	7,827,372

South Africa — 0.8%
The SPAR Group Ltd.	303,755	3,945,442

Spain — 4.9%
Amadeus IT Group SA	110,551	5,605,088
Grifols SA	275,778	6,764,251
Industria de Diseno Textil SA	116,992	4,123,604
Prosegur Cash SA (a) (b)	1,133,252	2,587,160
Prosegur Cia de Seguridad SA	895,649	5,375,860

		24,455,963

Sweden — 2.1%
Atlas Copco AB Class A	189,243	6,680,267
Swedish Match AB	121,783	3,958,354

		10,638,621

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 10.5%
ABB Ltd. Registered	96,474	$2,256,313
Barry Callebaut AG Registered (a)	3,745	4,895,280
Cie Financiere Richemont SA	68,312	5,392,059
Galenica AG Registered	3,381	3,568,219
Lonza Group AG Registered (a)	34,428	6,501,029
Roche Holding AG	21,565	5,501,347
SGS SA Registered	1,514	3,232,505
Sika AG	928	5,569,073
Sonova Holding AG Registered	30,959	4,295,710
Temenos Group AG Registered	101,702	8,068,719
UBS Group AG Registered (a)	196,841	3,150,459

		52,430,713

Thailand — 1.0%
CP ALL PCL	2,725,000	4,678,792

United Kingdom — 19.0%
Aggreko PLC	115,221	1,275,544
BT Group PLC	921,718	3,674,967
Bunzl PLC	219,036	6,358,379
Burberry Group PLC	242,872	5,256,895
Diageo PLC	89,423	2,561,524
Dignity PLC	99,167	2,956,602
Domino’s Pizza Group PLC	1,027,870	3,972,111
Essentra PLC (c)	440,421	2,897,241
Experian PLC	256,404	5,233,888
Inmarsat PLC	284,254	3,031,277
Intertek Group PLC	99,600	4,915,562
NEX Group PLC	461,074	3,279,627
Prudential PLC	234,248	4,955,159
Reckitt Benckiser Group PLC	57,649	5,254,093
Royal Mail PLC	473,748	2,523,617
Spectris PLC	94,168	2,950,605
TechnipFMC PLC (a)	142,064	4,622,963
TP ICAP PLC	630,220	3,666,393
Travis Perkins PLC	229,910	4,361,404
Unilever PLC	103,419	5,104,531
Vodafone Group PLC	1,791,457	4,659,223
The Weir Group PLC	82,670	1,987,385
Whitbread PLC	72,998	3,620,011
Wolseley PLC	87,155	5,481,940

		94,600,941

TOTAL COMMON STOCK (Cost $426,800,095)		486,863,141

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	95,082

TOTAL PREFERRED STOCK (Cost $19,494)		95,082

TOTAL EQUITIES (Cost $426,819,589)		486,958,223

	Number of Shares	Value
MUTUAL FUNDS — 2.2%
United States — 2.2%
Oppenheimer Institutional Government Money Market Fund Class E (d)	9,692,902	$9,692,902
State Street Navigator Securities Lending Prime Portfolio (e)	1,037,003	1,037,003

		10,729,905

TOTAL MUTUAL FUNDS (Cost $10,729,905)		10,729,905

WARRANTS — 0.0%
UNITED STATES — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (a) (f)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $437,549,494)		497,688,128

TOTAL INVESTMENTS — 100.0% (Cost $437,549,494) (g)		497,688,128

Other Assets/(Liabilities) — 0.0%		16,066

NET ASSETS — 100.0%		$497,704,194

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $2,587,160 or 0.52% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $981,926 or 0.20% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 94.2%
Bermuda — 2.1%
Credicorp Ltd.	3,160	$516,027
Jardine Strategic Holdings Ltd.	83,414	3,503,444

		4,019,471

Brazil — 5.8%
Ambev SA ADR	335,240	1,930,982
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	630,700	3,886,221
Embraer SA Sponsored ADR	65,820	1,453,306
Estacio Participacoes SA	288,200	1,460,977
Kroton Educacional SA	271,941	1,153,573
Sul America SA	207,525	1,106,367
Ultrapar Participacoes SA	14,500	331,722

		11,323,148

Cayman Islands — 18.6%
3SBio, Inc. (a) (b)	328,000	405,622
Alibaba Group Holding Ltd. Sponsored ADR (a)	110,072	11,869,064
Baidu, Inc. Sponsored ADR (a)	12,080	2,084,042
China Lodging Group Ltd. Sponsored ADR (a)	32,588	2,022,085
Ctrip.com International Ltd. ADR (a)	73,110	3,593,356
Melco Crown Entertainment Ltd. ADR	24,090	446,629
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	47,960	2,895,825
SOHO China Ltd.	903,500	483,315
Tencent Holdings Ltd.	365,393	10,488,577
Tingyi Cayman Islands Holding Corp.	500,000	627,447
Want Want China Holdings Ltd.	2,047,000	1,416,856

		36,332,818

China — 1.2%
Sinopharm Group Co. Ltd. Class H	517,200	2,397,412

Colombia — 1.3%
Grupo Aval Acciones y Valores SA	175,090	1,430,485
Grupo de Inversiones Suramericana SA	85,903	1,167,692

		2,598,177

Egypt — 0.5%
Commercial International Bank Egypt SAE	237,056	986,442

France — 3.0%
Kering	12,563	3,252,403

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE (c)	11,418	$2,510,581

		5,762,984

Hong Kong — 3.6%
AIA Group Ltd.	798,400	5,032,463
Hang Lung Group Ltd.	145,000	618,660
Hong Kong Exchanges & Clearing Ltd.	52,530	1,321,870

		6,972,993

India — 15.1%
Apollo Hospitals Enterprise Ltd.	76,141	1,366,326
Biocon Ltd.	28,316	493,154
Cholamandalam Investment & Finance Co. Ltd.	31,476	468,200
Dr. Reddy’s Laboratories Ltd.	33,202	1,343,747
Glenmark Pharmaceuticals Ltd.	72,245	936,054
Housing Development Finance Corp. Ltd.	417,947	9,669,684
Infosys Ltd.	350,806	5,529,944
Kotak Mahindra Bank Ltd.	175,614	2,361,296
Tata Consultancy Services Ltd.	61,206	2,284,162
UltraTech Cement Ltd.	25,800	1,576,667
Zee Entertainment Enterprises Ltd.	426,305	3,515,395

		29,544,629

Indonesia — 2.3%
Astra International Tbk PT	2,957,000	1,917,702
Bank Mandiri Persero Tbk PT	1,523,100	1,337,317
Indocement Tunggal Prakarsa Tbk PT	768,000	956,727
Semen Indonesia Persero Tbk PT	346,500	234,027

		4,445,773

Italy — 1.6%
PRADA SpA	748,700	3,146,321

Japan — 1.3%
Murata Manufacturing Co. Ltd.	17,700	2,525,214

Malaysia — 1.8%
Genting Bhd	1,128,000	2,444,388
Genting Malaysia Bhd	857,900	1,057,258

		3,501,646

Mexico — 5.0%
Fomento Economico Mexicano SAB de CV	272,447	2,419,132
Fomento Economico Mexicano SAB de CV Sponsored ADR	14,350	1,270,262
Grupo Aeroportuario del Sureste SAB de CV Class B	69,999	1,212,722
Grupo Financiero Banorte SAB de CV Class O	306,381	1,763,115
Grupo Financiero Inbursa SAB de CV Class O	1,153,759	1,910,376

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	496,090	$1,077,117

		9,652,724

Nigeria — 0.5%
Nigerian Breweries PLC	1,348,797	559,150
Zenith Bank PLC	8,369,758	384,272

		943,422

Philippines — 3.5%
Ayala Corp.	13,540	227,974
Ayala Land, Inc.	1,439,700	948,222
Bank of the Philippine Islands	105,170	212,073
BDO Unibank, Inc.	107,242	251,379
Jollibee Foods Corp.	277,310	1,092,171
SM Investments Corp.	171,095	2,377,083
SM Prime Holdings, Inc.	3,193,600	1,801,015

		6,909,917

Poland — 1.3%
Bank Pekao SA	78,148	2,598,245

Republic of Korea — 3.1%
Celltrion, Inc. (a)	2,987	240,717
LG Household & Health Care Ltd.	2,944	2,131,940
NAVER Corp.	3,714	2,838,943
Samsung Biologics Co. Ltd. (a)	5,750	889,320

		6,100,920

Russia — 8.8%
Alrosa PJSC	939,877	1,519,533
Magnit PJSC	37,112	6,115,439
Novatek PJSC Sponsored GDR (d)	49,332	6,152,324
Sberbank of Russia PJSC Sponsored ADR	285,420	3,284,294

		17,071,590

South Africa — 0.6%
Shoprite Holdings Ltd.	74,261	1,070,769

Spain — 0.3%
Prosegur Cash SA (a) (b)	282,567	645,087

Taiwan — 5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,692,000	10,618,016

Thailand — 0.5%
CP ALL PCL	517,400	888,370

Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	183,398	999,613
BIM Birlesik Magazalar AS	63,114	970,148

		1,969,761

United Arab Emirates — 2.0%
DP World Ltd.	149,388	3,209,606

	Number of Shares	Value
Emaar Properties PJSC	376,365	$749,593

		3,959,199

United Kingdom — 3.1%
Glencore PLC (a)	818,665	3,218,244
Hikma Pharmaceuticals PLC	16,770	415,912
Mediclinic International PLC (c)	60,240	537,041
Old Mutual PLC	726,829	1,823,191

		5,994,388

United States — 0.9%
MercadoLibre, Inc. (c)	1,380	291,828
NIKE, Inc. Class B	27,630	1,539,820

		1,831,648

TOTAL COMMON STOCK (Cost $162,163,730)		183,811,084

PREFERRED STOCK — 1.6%
Brazil — 1.5%
Lojas Americanas SA 0.610%	559,120	2,921,869

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	612,906	89,196

TOTAL PREFERRED STOCK (Cost $2,573,216)		3,011,065

TOTAL EQUITIES (Cost $164,736,946)		186,822,149

MUTUAL FUNDS — 1.4%
United States — 1.4%
State Street Navigator Securities Lending Prime Portfolio (e)	2,794,405	2,794,405

TOTAL MUTUAL FUNDS (Cost $2,794,405)		2,794,405

RIGHTS — 0.5%
Russia — 0.5%
Moscow Exchange OAO	525,111	1,047,659

TOTAL RIGHTS (Cost $990,110)		1,047,659

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	5,859	2,079

TOTAL WARRANTS (Cost $2,761)		2,079

TOTAL LONG-TERM INVESTMENTS (Cost $168,524,222)		190,666,292

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.4%
Repurchase Agreement — 6.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (f)	$12,551,785	$12,551,785

TOTAL SHORT-TERM INVESTMENTS (Cost $12,551,785)		12,551,785

TOTAL INVESTMENTS — 104.1% (Cost $181,076,007) (g)		203,218,077

Other Assets/(Liabilities) — (4.1)%		(8,067,024)

NET ASSETS — 100.0%		$195,151,053

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $1,050,709 or 0.54% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $2,667,667 or 1.37% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, these securities amounted to a value of $6,152,324 or 3.15% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $12,551,837. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $12,805,085.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$585,624,334
Repurchase agreements, at value (Note 2) (b)	45,000,000	-
Other short-term investments, at value (Note 2) (c)	267,961,786	8,532,907

Total investments	312,961,786	594,157,241

Foreign currency, at value (d)	-	-
Receivables from:
Investments sold	-	4,930,117
Investments sold on a when-issued basis (Note 2)	-	-
Collateral pledged for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	422,452	273,419
Variation margin on open derivative instruments (Note 2)	-	114,538
Interest and dividends	107,038	3,280,827
Interest tax reclaim receivable	-	-
Open swap agreements, at value (Note 2)	-	-
Prepaid expenses	13,593	63,712

Total assets	313,504,869	602,819,854

Liabilities:
Payables for:
Investments purchased	-	8,159,254
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Foreign currency overdraft (d)	-	-
Investments purchased on a when-issued basis (Note 2)	-	619,820
Fund shares repurchased	19,001,668	6,403,652
Open swap agreements, at value (Note 2)	-	386,135
Trustees’ fees and expenses (Note 3)	98,854	93,316
Variation margin on open derivative instruments (Note 2)	-	1,894
Collateral held for open derivative instruments (Note 2)	-	-
Collateral held for when issued securities (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	99,010	172,780
Administration fees	39,289	45,125
Service fees	-	48,857
Shareholder service fees	-	12,969
Distribution fees	-	3,502
Due to custodian	-	-
Accrued expense and other liabilities	1,765	31,471

Total liabilities	19,240,586	15,978,775

Net assets	$294,264,283	$586,841,079

Net assets consist of:
Paid-in capital	$294,348,347	$597,370,398
Undistributed (accumulated) net investment income (loss)	-	1,853,241
Distributions in excess of net investment income	(98,509)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	14,445	(12,372,836)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	(9,724)

Net assets	$294,264,283	$586,841,079

(a) Cost of investments:	$-	$585,607,968
(b) Cost of repurchase agreements:	$45,000,000	$-
(c) Cost of other short-term investments:	$267,961,786	$8,532,745
(d) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$386,784,992	$1,158,903,466	$185,419,786	$445,902,023
2,640,074	-	-	-
126,484,659	139,154,403	25,787,282	6,899,986

515,909,725	1,298,057,869	211,207,068	452,802,009

-	-	3,007	-

716,501	3,378,676	1,355,396	2,484,755
-	116,772,135	17,591,893	-
1,006,426	-	-	-
-	-	219,035	-
-	-	-	-
302,051	483,899	238,377	786,143
-	257,582	28,985	-
706,117	6,518,109	1,186,096	8,257,342
-	935	-	-
407,520	-	-	-
58,583	56,142	57,278	53,652

519,106,923	1,425,525,347	231,887,135	464,383,901

4,344,942	21,945,634	3,330,182	12,819,175
227,251,172	-	-	-
310,194	-	-	-
-	-	46,095	-
-	-	-	-
-	227,868,214	34,131,285	5,034,423
565,570	2,047,235	35,157	812,666
349,056	988,353	124,024	-
51,115	273,785	31,612	37,457
15,610	5,526	993	-
610,000	-	820,000	-
-	400,000	-	-

93,314	376,075	61,230	176,401
27,186	88,740	25,398	32,618
19,773	92,001	26,743	44,624
7,298	30,136	9,086	9,567
2,147	513	1,855	10,699
-	-	2,202	-
19,830	58,569	22,513	24,719

233,667,207	254,174,781	38,668,375	19,002,349

$285,439,716	$1,171,350,566	$193,218,760	$445,381,552

$288,234,036	$1,193,036,143	$193,448,055	$438,180,750
1,343,515	5,760,700	1,081,018	7,204,283
-	-	-	-
(7,865,404)	(32,133,154)	(2,847,659)	(8,428,405)
3,727,569	4,686,877	1,537,346	8,424,924

$285,439,716	$1,171,350,566	$193,218,760	$445,381,552

$383,170,511	$1,154,252,207	$184,069,016	$437,477,099
$2,640,074	$-	$-	$-
$126,482,765	$139,153,264	$25,787,460	$6,899,986
$-	$-	$2,958	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class I shares:
Net assets	$-	$259,862,203

Shares outstanding (a)	-	25,398,600

Net asset value, offering price and redemption price per share	$-	$10.23

Class R5 shares:
Net assets	$294,264,283	$172,282,889

Shares outstanding (a)	294,489,358	16,787,768

Net asset value, offering price and redemption price per share	$1.00	$10.26

Service Class shares:
Net assets	$-	$50,513,377

Shares outstanding (a)	-	4,952,619

Net asset value, offering price and redemption price per share	$-	$10.20

Administrative Class shares:
Net assets	$-	$29,111,697

Shares outstanding (a)	-	2,865,039

Net asset value, offering price and redemption price per share	$-	$10.16

Class A shares:
Net assets	$-	$55,602,335

Shares outstanding (a)	-	5,505,064

Net asset value, and redemption price per share	$-	$10.10

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$-	$10.47

Class R4 shares:
Net assets	$-	$13,511,598

Shares outstanding (a)	-	1,322,269

Net asset value, offering price and redemption price per share	$-	$10.22

Class R3 shares:
Net assets	$-	$5,956,980

Shares outstanding (a)	-	585,532

Net asset value, offering price and redemption price per share	$-	$10.17

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$119,592,606	$498,321,547	$23,997,223	$240,819,293

11,512,393	46,444,426	2,256,423	26,149,485

$10.39	$10.73	$10.64	$9.21

$58,341,741	$369,501,218	$79,001,982	$54,341,716

5,612,561	34,332,164	8,015,014	5,871,241

$10.39	$10.76	$9.86	$9.26

$58,989,734	$78,105,451	$15,667,160	$46,538,247

5,692,988	7,296,976	1,569,568	5,026,358

$10.36	$10.70	$9.98	$9.26

$15,636,785	$80,929,266	$30,256,187	$30,797,683

1,493,743	7,613,839	3,038,400	3,376,161

$10.47	$10.63	$9.96	$9.12

$22,479,107	$128,896,735	$36,496,436	$28,826,098

2,198,475	12,228,052	3,670,391	3,165,214

$10.22	$10.54	$9.94	$9.11

$10.73	$11.07	$10.44	$9.67

$6,567,994	$14,738,239	$4,599,300	$25,754,983

645,694	1,404,598	465,940	2,854,873

$10.17	$10.49	$9.87	$9.02

$3,831,749	$858,110	$3,200,472	$18,303,532

376,200	79,834	325,598	1,984,640

$10.19	$10.75	$9.83	$9.22

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$121,741,690	$61,071,449
Repurchase agreements, at value (Note 2) (b)	1,278,830	812,327
Other short-term investments, at value (Note 2) (c)	3,755,192	-

Total investments (d)	126,775,712	61,883,776

Receivables from:
Investments sold	140,094	4,366,250
Collateral pledged for open derivative instruments (Note 2)	281,397	-
Investments sold on a when-issued basis (Note 2)	4,780,899	-
Investment adviser (Note 3)	7,624	10,897
Fund shares sold	14,619	3,350
Variation margin on open derivative instruments (Note 2)	16,400	-
Interest and dividends	284,121	68,929
Foreign taxes withheld	-	3,128
Prepaid expenses	63,893	63,015

Total assets	132,364,759	66,399,345

Liabilities:
Payables for:
Investments purchased	146,391	-
Investments purchased on a when-issued basis (Note 2)	8,177,145	-
Fund shares repurchased	1,115,191	4,408,148
Securities on loan (Note 2)	-	1,685,403
Open swap agreements, at value (Note 2)	26,851	-
Trustees’ fees and expenses (Note 3)	30,592	51,024
Variation margin on open derivative instruments (Note 2)	146	-
Affiliates (Note 3):
Investment advisory fees	50,388	29,295
Administration fees	21,220	14,712
Service fees	27,922	3,984
Shareholder service fees	6,676	2,447
Distribution fees	4,425	73
Due to custodian	-	-
Accrued expense and other liabilities	22,260	18,506

Total liabilities	9,629,207	6,213,592

Net assets	$122,735,552	$60,185,753

Net assets consist of:
Paid-in capital	$112,601,054	$80,974,697
Undistributed (accumulated) net investment income (loss)	357,131	168,228
Accumulated net realized gain (loss) on investments and foreign currency transactions	(437,196)	(29,635,093)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	10,214,563	8,677,921

Net assets	$122,735,552	$60,185,753

(a) Cost of investments:	$111,573,056	$52,393,528
(b) Cost of repurchase agreements:	$1,278,830	$812,327
(c) Cost of other short-term investments:	$3,755,292	$-
(d) Securities on loan with market value of:	$-	$1,623,973

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$207,047,294	$137,252,570	$379,574,264	$212,655,773
5,265,552	1,527,322	4,806,307	1,300,366
1,231	5,185	-	-

212,314,077	138,785,077	384,380,571	213,956,139

-	12,810	-	2,245,731
-	-	-	-
-	-	-	-
-	-	-	-
1,090,253	26,029	191,295	84,544
-	-	-	-
338,634	166,860	236,501	276,791
-	-	-	-
62,370	67,804	58,026	58,503

213,805,334	139,058,580	384,866,393	216,621,708

4,992,556	460,603	3,997,097	203,302
-	-	-	-
447,333	970,157	445,615	1,507,577
-	2,186,166	-	16,929,227
-	-	-	-
50,489	28,419	52,241	41,183
-	-	-	-

79,401	63,762	144,746	98,929
23,225	21,188	40,796	29,652
11,952	11,629	38,462	55,029
4,368	5,843	13,704	12,804
901	783	2,228	4,478
-	771	-	-
38,240	17,815	42,348	16,852

5,648,465	3,767,136	4,777,237	18,899,033

$208,156,869	$135,291,444	$380,089,156	$197,722,675

$179,105,422	$112,100,863	$327,136,377	$159,378,576
935,572	286,587	978,517	138,232
2,947,579	3,287,029	3,255,140	9,060,355
25,168,296	19,616,965	48,719,122	29,145,512

$208,156,869	$135,291,444	$380,089,156	$197,722,675

$181,878,998	$117,635,630	$330,855,142	$183,510,261
$5,265,552	$1,527,322	$4,806,307	$1,300,366
$1,231	$5,185	$-	$-
$-	$2,138,942	$-	$16,485,277

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class I shares:
Net assets	$3,264,447	$119,903

Shares outstanding (a)	277,782	5,083

Net asset value, offering price and redemption price per share	$11.75	$23.59

Class R5 shares:
Net assets	$50,925,052	$40,977,994

Shares outstanding (a)	4,330,857	1,737,246

Net asset value, offering price and redemption price per share	$11.76	$23.59

Service Class shares:
Net assets	$10,401,691	$135,336

Shares outstanding (a)	844,843	5,717

Net asset value, offering price and redemption price per share	$12.31	$23.67

Administrative Class shares:
Net assets	$13,323,958	$12,897,166

Shares outstanding (a)	1,129,729	545,063

Net asset value, offering price and redemption price per share	$11.79	$23.66

Class A shares:
Net assets	$35,237,161	$5,817,151

Shares outstanding (a)	3,066,487	245,879

Net asset value, and redemption price per share	$11.49	$23.66

Offering price per share (100/[100-maximum sales charge] of net asset value)	$12.19	$25.10

Class R4 shares:
Net assets	$2,509,231	$119,337

Shares outstanding (a)	219,749	5,053

Net asset value, offering price and redemption price per share	$11.42	$23.62

Class R3 shares:
Net assets	$7,074,012	$118,866

Shares outstanding (a)	621,813	5,054

Net asset value, offering price and redemption price per share	$11.38	$23.52

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$77,435,675	$2,736,813	$118,359,666	$7,251,113

4,599,221	248,027	9,946,974	476,548

$16.84	$11.03	$11.90	$15.22

$52,112,481	$79,928,655	$80,987,800	$64,235,593

3,090,426	7,244,793	6,799,745	4,227,944

$16.86	$11.03	$11.91	$15.19

$52,586,056	$1,172,323	$70,422,283	$15,320,795

3,139,060	102,971	5,897,097	1,010,301

$16.75	$11.38	$11.94	$15.16

$5,587,579	$32,310,836	$46,848,731	$22,998,337

327,832	2,930,632	3,887,457	1,524,499

$17.04	$11.03	$12.05	$15.09

$11,136,568	$13,130,412	$38,263,127	$72,023,712

670,366	1,205,910	3,251,536	4,862,986

$16.61	$10.89	$11.77	$14.81

$17.62	$11.55	$12.49	$15.71

$7,551,745	$4,704,491	$21,505,456	$7,973,288

456,741	435,187	1,837,254	542,087

$16.53	$10.81	$11.71	$14.71

$1,746,765	$1,307,914	$3,702,093	$7,919,837

104,083	119,922	316,568	539,746

$16.78	$10.91	$11.69	$14.67

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$310,383,581	$487,995,226	$190,666,292
Investments, at value — affiliated issuers (Note 2 & 7) (b)	7,600,308	9,692,902	-
Repurchase agreements, at value (Note 2) (c)	-	-	12,551,785
Other short-term investments, at value (Note 2) (d)	202,917	-	-

Total investments (e)	318,186,806	497,688,128	203,218,077

Cash	-	1	-
Foreign currency, at value (f)	-	10,247	1,017,849
Receivables from:
Investments sold	1,318,776	1,754,886	695,400
Investment adviser (Note 3)	-	-	39,740
Fund shares sold	99,696	487,888	112,563
Interest and dividends	487,457	699,901	233,535
Foreign tax receivable	-	-	54,462
Foreign taxes withheld	283,807	749,448	30,125
Prepaid expenses	67,820	64,993	57,798

Total assets	320,444,362	501,455,492	205,459,549

Liabilities:
Payables for:
Investments purchased	1,299,752	107,293	6,002,447
Fund shares repurchased	1,010,080	1,784,819	1,141,076
Securities on loan (Note 2)	12,945,023	1,037,003	2,794,405
Trustees’ fees and expenses (Note 3)	64,131	113,329	21,537
Affiliates (Note 3):
Investment advisory fees	193,351	354,870	158,490
Administration fees	41,061	39,850	8,727
Service fees	27,057	31,766	1,068
Shareholder service fees	17,265	8,179	196
Distribution fees	5,445	3,959	455
Accrued expense and other liabilities	46,362	270,230	180,095

Total liabilities	15,649,527	3,751,298	10,308,496

Net assets	$304,794,835	$497,704,194	$195,151,053

Net assets consist of:
Paid-in capital	$173,633,963	$456,200,092	$204,208,747
Undistributed (accumulated) net investment income (loss)	-	2,359,143	-
Distributions in excess of net investment income	(1,718,990)	-	(2,436,719)
Accumulated net realized gain (loss) on investments and foreign currency transactions	15,464,979	(20,720,922)	(28,617,004)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	117,414,883	59,865,881	21,996,029

Net assets	$304,794,835	$497,704,194	$195,151,053

(a) Cost of Investments — unaffiliated issuers:	$192,943,855	$427,856,592	$168,524,222
(b) Cost of investments — affiliated issuers:	$7,600,308	$9,692,902	$-
(c) Cost of repurchase agreements:	$-	$-	$12,551,785
(d) Cost of other short-term investments:	$202,917	$-	$-
(e) Securities on loan with market value of:	$12,641,061	$981,926	$2,667,667
(f) Cost of foreign currency:	$-	$10,220	$1,017,798

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund
Class I shares:
Net assets	$30,869,000	$204,629,093	$188,372,579

Shares outstanding (a)	2,161,747	17,282,618	16,831,072

Net asset value, offering price and redemption price per share	$14.28	$11.84	$11.19

Class R5 shares:
Net assets	$109,287,180	$200,637,965	$3,364,999

Shares outstanding (a)	7,647,912	16,939,642	296,508

Net asset value, offering price and redemption price per share	$14.29	$11.84	$11.35

Service Class shares:
Net assets	$23,234,243	$17,963,067	$349,362

Shares outstanding (a)	1,638,710	1,520,895	31,261

Net asset value, offering price and redemption price per share	$14.18	$11.81	$11.18

Administrative Class shares:
Net assets	$97,342,175	$20,291,954	$1,354,868

Shares outstanding (a)	6,815,040	1,726,419	120,548

Net asset value, offering price and redemption price per share	$14.28	$11.75	$11.24

Class A shares:
Net assets	$30,560,717	$38,747,416	$102,404

Shares outstanding (a)	2,159,736	3,391,637	9,126

Net asset value, and redemption price per share	$14.15	$11.42	$11.22

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$15.01	$12.12	$11.90

Class R4 shares:
Net assets	$4,711,643	$7,978,849	$838,973

Shares outstanding (a)	336,059	703,900	75,474

Net asset value, offering price and redemption price per share	$14.02	$11.34	$11.12

Class R3 shares:
Net assets	$8,789,877	$7,455,850	$767,868

Shares outstanding (a)	623,059	659,482	69,166

Net asset value, offering price and redemption price per share	$14.11	$11.31	$11.10

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Investment income (Note 2):
Dividends	$-	$-
Interest (a)	1,045,946	7,293,440

Total investment income	1,045,946	7,293,440

Expenses (Note 3):
Investment advisory fees	670,434	996,066
Custody fees	18,645	36,746
Interest expense	-	-
Audit fees	15,988	18,850
Legal fees	2,029	3,027
Accounting & Administration fees	33,191	30,153
Proxy fees	489	490
Shareholder reporting fees	11,328	16,354
Trustees’ fees	10,211	16,131
Registration and filing fees	10,899	40,132
Transfer agent fees	1,496	1,496

	774,710	1,159,445
Administration fees:
Class R5	191,552	96,106
Service Class	-	36,629
Administrative Class	-	22,988
Class A	-	54,722
Class R4	-	10,442
Class R3	-	5,009
Distribution fees:
Class R3	-	6,261
Service fees:
Class A	-	91,204
Class R4	-	13,052
Class R3	-	6,261
Shareholder service fees:
Service Class	-	12,210
Administrative Class	-	22,988
Class A	-	54,722

Total expenses	966,262	1,592,039
Expenses waived :
Class R5 fees reimbursed by adviser	(36,956)	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses	929,306	1,592,039

Net investment income (loss)	116,640	5,701,401

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$-	$82,875	$6,375	$-
5,051,739	17,185,185	3,081,837	15,419,224

5,051,739	17,268,060	3,088,212	15,419,224

563,808	2,220,908	361,106	986,444
37,667	67,727	27,289	38,536
978,688	-	-	-
18,867	19,615	19,245	18,301
1,791	7,659	948	1,521
24,015	46,452	21,123	24,230
490	489	490	490
10,762	31,555	7,657	13,259
8,747	35,235	5,223	10,463
39,559	41,905	39,638	41,505
1,496	1,496	1,496	1,496

1,685,890	2,473,041	484,215	1,136,245

32,487	196,214	38,374	26,060
47,841	60,464	12,178	38,885
11,196	62,047	24,732	22,663
16,880	100,481	26,876	21,760
5,767	15,428	4,387	22,794
3,194	809	2,819	15,977

3,993	1,011	3,524	19,972

28,133	167,469	44,793	36,266
7,209	19,286	5,484	28,492
3,993	1,011	3,524	19,972

15,947	20,155	4,059	12,962
11,195	62,047	24,732	22,663
16,880	100,481	26,876	21,760

1,890,605	3,279,944	706,573	1,446,471

-	-	-	-
(18,255)	-	-	-
(9,741)	-	-	-
(9,540)	-	-	-
(2,249)	-	-	-
(3,374)	-	-	-
(868)	-	-	-
(484)	-	-	-

1,846,094	3,279,944	706,573	1,446,471

3,205,645	13,988,116	2,381,639	13,972,753

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$14,445	$(159,327)
Futures contracts	-	2,247,268
Swap agreements	-	(61,955)
Foreign currency transactions	-	44,307

Net realized gain (loss)	14,445	2,070,293

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	(3,384,565)
Futures contracts	-	405,051
Swap agreements	-	(78,808)
Translation of assets and liabilities in foreign currencies	-	(44,307)

Net change in unrealized appreciation (depreciation)	-	(3,102,629)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	14,445	(1,032,336)

Net increase (decrease) in net assets resulting from operations	$131,085	$4,669,065

(a) Net of foreign withholding tax of:	$-	$367

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$626,526	$(1,731,856)	$(429,574)	$7,583,899
22,220	(9,966,303)	(1,153,426)	-
(121,452)	(199,661)	(112,418)	-
-	107,114	(46,435)	-

527,294	(11,790,706)	(1,741,853)	7,583,899

(7,466,184)	(20,594,940)	(2,900,711)	1,080,868
(18,721)	243,610	98,359	-
79,634	(188,533)	(17,895)	-
-	(107,113)	140,773	-

(7,405,271)	(20,646,976)	(2,679,474)	1,080,868

(6,877,977)	(32,437,682)	(4,421,327)	8,664,767

$(3,672,332)	$(18,449,566)	$(2,039,688)	$22,637,520

$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
Dividends (a)	$914,015	$946,962
Interest	523,851	442
Securities lending net income	-	2,766

Total investment income	1,437,866	950,170

Expenses (Note 3):
Investment advisory fees	289,130	168,537
Custody fees	22,764	8,249
Audit fees	19,221	18,043
Legal fees	657	348
Accounting & Administration fees	23,600	24,672
Proxy fees	490	490
Shareholder reporting fees	6,233	5,115
Trustees’ fees	3,268	1,805
Registration and filing fees	39,332	39,279
Transfer agent fees	1,496	1,496

	406,191	268,034
Administration fees:
Class R5	25,826	24,244
Service Class	8,219	110
Administrative Class	9,461	9,333
Class A	25,587	4,493
Class R4	2,473	115
Class R3	6,506	113
Distribution fees:
Class R3	8,132	141
Service fees:
Class A	42,646	7,489
Class R4	3,091	144
Class R3	8,132	141
Shareholder service fees:
Service Class	2,740	37
Administrative Class	9,461	9,333
Class A	25,587	4,493

Total expenses	584,052	328,220
Expenses waived :
Class I fees reimbursed by adviser	(802)	(112)
Class R5 fees reimbursed by adviser	(19,193)	(47,282)
Service Class fees reimbursed by adviser	(4,073)	(144)
Administrative Class fees reimbursed by adviser	(4,688)	(12,172)
Class A fees reimbursed by adviser	(12,684)	(5,854)
Class R4 fees reimbursed by adviser	(919)	(113)
Class R3 fees reimbursed by adviser	(2,418)	(111)

Net expenses	539,275	262,432

Net investment income (loss)	898,591	687,738

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$2,671,040	$1,453,543	$3,273,075	$1,570,195
321	348	472	533
-	740	-	23,891

2,671,361	1,454,631	3,273,547	1,594,619

464,312	352,661	805,781	553,871
13,675	8,750	18,358	12,185
18,583	17,272	18,634	17,763
1,671	706	2,510	872
22,231	22,603	25,753	21,021
490	490	489	490
21,505	6,259	24,546	7,223
6,708	3,439	10,976	4,850
41,405	39,167	41,490	40,472
1,496	1,496	1,496	1,496

592,076	452,843	950,033	660,243

27,341	38,606	41,174	32,778
40,423	956	52,938	10,895
4,395	22,921	29,341	15,776
7,938	9,305	28,616	53,657
5,917	4,025	17,014	6,564
1,128	1,147	3,357	6,479

1,410	1,434	4,196	8,099

13,229	15,508	47,694	89,428
7,397	5,031	21,267	8,205
1,410	1,434	4,196	8,099

13,474	319	17,646	3,632
4,395	22,921	29,341	15,776
7,938	9,305	28,616	53,657

728,471	585,755	1,275,429	973,288

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

728,471	585,755	1,275,429	973,288

1,942,890	868,876	1,998,118	621,331

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$541,198	$3,725,971
Futures contracts	(521,741)	-
Swap agreements	(6,524)	-
Foreign currency transactions	2,828	(156)

Net realized gain (loss)	15,761	3,725,815

Net change in unrealized appreciation (depreciation) on:
Investment transactions	6,244,458	2,212,483
Futures contracts	86,318	-
Swap agreements	(4,648)	-
Translation of assets and liabilities in foreign currencies	(2,828)	-

Net change in unrealized appreciation (depreciation)	6,323,300	2,212,483

Net realized gain (loss) and change in unrealized appreciation (depreciation)	6,339,061	5,938,298

Net increase (decrease) in net assets resulting from operations	$7,237,652	$6,626,036

(a) Net of foreign withholding tax of:	$-	$7,871

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$5,371,982	$3,868,585	$5,098,768	$11,513,007
-	-	-	-
-	-	-	-
-	(662)	-	-

5,371,982	3,867,923	5,098,768	11,513,007

15,183,934	7,979,757	29,555,011	12,433,467
-	-	-	-
-	-	-	-
-	68	-	-

15,183,934	7,979,825	29,555,011	12,433,467

20,555,916	11,847,748	34,653,779	23,946,474

$22,498,806	$12,716,624	$36,651,897	$24,567,805

$1,154	$7,448	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a) (a)	$1,706,692	$5,112,229	$990,447
Dividends — affiliated issuers (Note 7)	7,812	23,836	-
Interest	218	111	894
Securities lending net income	40,422	19,506	3,812

Total investment income	1,755,144	5,155,682	995,153

Expenses (Note 3):
Investment advisory fees	1,124,309	2,023,354	940,731
Custody fees	59,689	140,566	157,907
Audit fees	22,373	22,496	31,347
Legal fees	1,940	2,774	886
Accounting & Administration fees	27,185	31,637	24,924
Proxy fees	489	490	490
Shareholder reporting fees	10,081	13,630	6,822
Trustees’ fees	8,735	13,773	5,478
Registration and filing fees	39,549	40,143	40,975
Transfer agent fees	1,496	1,496	1,496

	1,295,846	2,290,359	1,211,056
Administration fees:
Class R5	58,071	99,444	1,566
Service Class	17,910	14,586	3,338
Administrative Class	71,651	13,964	771
Class A	22,589	28,591	69
Class R4	4,658	5,466	757
Class R3	8,519	4,944	714
Distribution fees:
Class R3	10,649	6,180	893
Service fees:
Class A	37,648	47,651	114
Class R4	5,822	6,833	946
Class R3	10,649	6,180	893
Shareholder service fees:
Service Class	5,970	4,862	1,113
Administrative Class	71,651	13,964	771
Class A	22,589	28,591	69

Total expenses	1,644,222	2,571,615	1,223,070
Expenses waived :
Class I fees reimbursed by adviser	-	-	(211,227)
Class R5 fees reimbursed by adviser	-	-	(3,714)
Service Class fees reimbursed by adviser	-	-	(5,276)
Administrative Class fees reimbursed by adviser	-	-	(1,221)
Class A fees reimbursed by adviser	-	-	(108)
Class R4 fees reimbursed by adviser	-	-	(897)
Class R3 fees reimbursed by adviser	-	-	(847)
Class I advisory fees waived	-	(19,154)	-
Class R5 advisory fees waived	-	(19,786)	-
Service Class advisory fees waived	-	(1,910)	-
Administrative Class advisory fees waived	-	(1,870)	-
Class A advisory fees waived	-	(3,801)	-
Class R4 advisory fees waived	-	(568)	-
Class R3 advisory fees waived	-	(521)	-

Net expenses	1,644,222	2,524,005	999,780

Net investment income (loss)	110,922	2,631,677	(4,627)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$19,746,393	$(15,545,671)	$(496,400)
Foreign currency transactions	(73,303)	(136,455)	(178,159)

Net realized gain (loss)	19,673,090	(15,682,126)	(674,559)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	10,108,628 *	20,846,440 *	8,173,861 *
Translation of assets and liabilities in foreign currencies	(8,595)	(16,507)	9,472

Net change in unrealized appreciation (depreciation)	10,100,033	20,829,933	8,183,333

Net realized gain (loss) and change in unrealized appreciation (depreciation)	29,773,123	5,147,807	7,508,774

Net increase (decrease) in net assets resulting from operations	$29,884,045	$7,779,484	$7,504,147

(a) Net of foreign withholding tax of:	$91,712	$249,193	$88,434
* Net Increase (decrease) in accrued foreign capital gains tax of:	$11,043	$150,656	$75,314

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier U.S. Government Money Market Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$116,640	$72
Net realized gain (loss) on investment transactions	14,445	24,972
Net change in unrealized appreciation (depreciation) on investments	-	-

Net increase (decrease) in net assets resulting from operations	131,085	25,044

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	(117,878)	(11,965)
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net investment income	(117,878)	(11,965)

Net fund share transactions (Note 5):
Class I	-	-
Class R5	(40,469,168)	(65,310,212)
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Increase (decrease) in net assets from fund share transactions	(40,469,168)	(65,310,212)

Total increase (decrease) in net assets	(40,455,961)	(65,297,133)
Net assets
Beginning of period	334,720,244	400,017,377

End of period	$294,264,283	$334,720,244

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$(97,271)

Distributions in excess of net investment income included in net assets at end of period	$(98,509)	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$5,701,401	$10,474,840	$3,205,645	$3,799,755
2,070,293	(4,952,023)	527,294	2,835,829
(3,102,629)	5,278,681	(7,405,271)	15,501,926

4,669,065	10,801,498	(3,672,332)	22,137,510

(5,251,944)	(4,222,083)	(3,303,684)	(2,070,502)
(4,576,584)	(4,590,598)	(1,716,053)	(582,044)
(1,118,894)	(1,958,806)	(1,685,214)	(756,409)
(646,507)	(879,709)	(380,046)	(105,506)
(1,566,898)	(1,838,838)	(479,336)	(134,206)
(192,528)	(175,113)	(140,571)	(14,543)
(74,927)	(45,671)	(71,044)	(3,444)

(13,428,282)	(13,710,818)	(7,775,948)	(3,666,654)

96,724,332	12,058,459	1,680,249	(39,685,040)
(24,046,205)	40,882,540	(4,456,876)	1,731,671
(3,993,758)	(29,715,905)	(9,436,754)	(10,071,596)
(3,371,118)	(3,556,410)	1,792,706	1,797,747
(30,788,759)	12,649,341	(191,890)	(147,850)
4,178,925	3,603,350	1,411,217	4,132,071
2,340,417	2,100,060	1,145,969	2,300,600

41,043,834	38,021,435	(8,055,379)	(39,942,397)

32,284,617	35,112,115	(19,503,659)	(21,471,541)

554,556,462	519,444,347	304,943,375	326,414,916

$586,841,079	$554,556,462	$285,439,716	$304,943,375

$1,853,241	$9,580,122	$1,343,515	$5,913,818

$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$13,988,116	$34,431,678
Net realized gain (loss) on investment transactions	(11,790,706)	(3,036,046)
Net change in unrealized appreciation (depreciation) on investments	(20,646,976)	27,288,872

Net increase (decrease) in net assets resulting from operations	(18,449,566)	58,684,504

Distributions to shareholders (Note 2):
From net investment income:
Class I	(14,601,868)	(18,392,842)
Class R5	(12,612,757)	(13,227,798)
Service Class	(2,383,497)	(3,755,333)
Administrative Class	(2,568,484)	(2,491,012)
Class A	(3,580,048)	(4,190,328)
Class R4	(472,193)	(267,681)
Class R3	(21,128)	(14,877)

Total distributions from net investment income	(36,239,975)	(42,339,871)

From net realized gains:
Class I	-	(8,265,546)
Class R5	-	(6,172,224)
Service Class	-	(1,803,649)
Administrative Class	-	(1,231,876)
Class A	-	(2,311,413)
Class R4	-	(134,733)
Class R3	-	(8,654)

Total distributions from net realized gains	-	(19,928,095)

Net fund share transactions (Note 5):
Class I	17,464,482	(174,674,936)
Class R5	(19,763,628)	(79,824,947)
Service Class	(10,003,905)	(37,745,897)
Administrative Class	(353,779)	627,367
Class A	(15,022,355)	(16,166,644)
Class R4	562,450	5,745,974
Class R3	110,408	153,907

Increase (decrease) in net assets from fund share transactions	(27,006,327)	(301,885,176)

Total increase (decrease) in net assets	(81,695,868)	(305,468,638)
Net assets
Beginning of period	1,253,046,434	1,558,515,072

End of period	$1,171,350,566	$1,253,046,434

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,760,700	$28,012,559

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$2,381,639	$4,266,747	$13,972,753	$21,393,688
(1,741,853)	(339,829)	7,583,899	(8,408,542)
(2,679,474)	5,858,958	1,080,868	22,383,759

(2,039,688)	9,785,876	22,637,520	35,368,905

(510,116)	(386,359)	(11,671,304)	(6,934,044)
(1,924,560)	(1,753,470)	(2,992,693)	(2,287,408)
(405,459)	(398,210)	(3,214,659)	(3,971,242)
(765,843)	(817,856)	(1,772,049)	(1,621,145)
(742,829)	(695,744)	(1,587,444)	(1,679,547)
(113,297)	(80,375)	(1,369,341)	(478,602)
(60,325)	(12,501)	(873,103)	(346,635)

(4,522,429)	(4,144,515)	(23,480,593)	(17,318,623)

-	(75,901)	-	-
-	(358,118)	-	-
-	(85,619)	-	-
-	(180,295)	-	-
-	(177,335)	-	-
-	(17,224)	-	-
-	(2,843)	-	-

-	(897,335)	-	-

4,494,449	3,835,480	19,771,292	103,407,200
3,986,779	10,574,682	8,684,902	2,622,746
(718,739)	(3,636,750)	(12,820,513)	(4,834,727)
(3,310,598)	(1,669,108)	2,023,270	3,660,580
454,451	(639,376)	(112,881)	(506,306)
1,012,297	729,170	7,474,137	14,811,423
700,111	2,138,551	4,431,491	9,748,074

6,618,750	11,332,649	29,451,698	128,908,990

56,633	16,076,675	28,608,625	146,959,272

193,162,127	177,085,452	416,772,927	269,813,655

$193,218,760	$193,162,127	$445,381,552	$416,772,927

$1,081,018	$3,221,808	$7,204,283	$16,712,123

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$898,591	$1,973,207
Net realized gain (loss) on investment transactions	15,761	818,956
Net change in unrealized appreciation (depreciation) on investments	6,323,300	7,885,498

Net increase (decrease) in net assets resulting from operations	7,237,652	10,677,661

Distributions to shareholders (Note 2):
From net investment income:
Class I	(38,945)	(9,467)
Class R5	(941,540)	(1,332,335)
Service Class	(159,963)	(296,398)
Administrative Class	(223,479)	(196,174)
Class A	(491,694)	(576,849)
Class R4	(39,384)	(51,793)
Class R3	(88,704)	(91,642)

Total distributions from net investment income	(1,983,709)	(2,554,658)

From net realized gains:
Class I	(10,064)	(30,621)
Class R5	(256,998)	(4,510,492)
Service Class	(48,115)	(1,042,848)
Administrative Class	(65,382)	(716,470)
Class A	(171,366)	(2,460,146)
Class R4	(12,808)	(181,309)
Class R3	(31,686)	(324,797)

Total distributions from net realized gains	(596,419)	(9,266,683)

Net fund share transactions (Note 5):
Class I	2,206,513	554,717
Class R5	(4,707,485)	(8,586,844)
Service Class	(4,069,354)	1,703,110
Administrative Class	2,996,592	1,144,383
Class A	3,082,726	(391,427)
Class R4	38,324	393,794
Class R3	1,800,520	3,353,909

Increase (decrease) in net assets from fund share transactions	1,347,836	(1,828,358)

Total increase (decrease) in net assets	6,005,360	(2,972,038)
Net assets
Beginning of period	116,730,192	119,702,230

End of period	$122,735,552	$116,730,192

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$357,131	$1,442,249

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund		MassMutual Premier Disciplined Value Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$687,738	$903,357	$1,942,890	$6,862,871
3,725,815	(673,919)	5,371,982	7,375,476
2,212,483	6,242,120	15,183,934	23,824,174

6,626,036	6,471,558	22,498,806	38,062,521

(1,998)	(1,729)	(2,353,643)	(3,673,296)
(794,392)	(721,893)	(1,696,950)	(938,314)
(2,379)	(1,852)	(1,494,180)	(1,307,815)
(180,911)	(158,282)	(168,634)	(133,031)
(71,194)	(67,859)	(282,683)	(120,839)
(1,513)	(1,234)	(176,562)	(45,578)
(1,246)	(927)	(22,222)	(2,452)

(1,053,633)	(953,776)	(6,194,874)	(6,221,325)

-	-	(2,496,839)	(3,272,325)
-	-	(1,850,616)	(887,232)
-	-	(1,718,634)	(1,291,029)
-	-	(198,868)	(140,597)
-	-	(351,909)	(154,323)
-	-	(202,498)	(49,544)
-	-	(32,613)	(3,446)

-	-	(6,851,977)	(5,798,496)

-	(105)	995,523	(105,330,995)
(9,880,305)	(3,540,323)	2,584,316	(3,963,835)
(20,747)	24,174	(14,274,930)	(6,743,282)
161,156	(1,293,998)	(519,464)	(2,220,786)
(602,585)	(1,220,248)	236,871	1,609,747
-	(197)	3,166,590	1,357,808
2,709	1,761	1,045,433	277,321

(10,339,772)	(6,028,936)	(6,765,661)	(115,014,022)

(4,767,369)	(511,154)	2,686,294	(88,971,322)

64,953,122	65,464,276	205,470,575	294,441,897

$60,185,753	$64,953,122	$208,156,869	$205,470,575

$168,228	$534,123	$935,572	$5,187,556

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$868,876	$1,424,095
Net realized gain (loss) on investment transactions	3,867,923	3,981,483
Net change in unrealized appreciation (depreciation) on investments	7,979,825	11,069,137

Net increase (decrease) in net assets resulting from operations	12,716,624	16,474,715

Distributions to shareholders (Note 2):
From net investment income:
Class I	(17,545)	(419)
Class R5	(985,628)	(1,121,638)
Service Class	(10,280)	(13,942)
Administrative Class	(330,203)	(406,873)
Class A	(110,288)	(127,765)
Class R4	(45,456)	(2,224)
Class R3	(12,257)	(3,796)

Total distributions from net investment income	(1,511,657)	(1,676,657)

From net realized gains:
Class I	(35,014)	(8,799)
Class R5	(2,116,947)	(25,323,663)
Service Class	(27,618)	(583,837)
Administrative Class	(845,330)	(10,656,650)
Class A	(348,342)	(4,277,912)
Class R4	(100,602)	(58,326)
Class R3	(33,223)	(103,854)

Total distributions from net realized gains	(3,507,076)	(41,013,041)

Net fund share transactions (Note 5):
Class I	1,886,169	708,043
Class R5	1,926,255	20,325,095
Service Class	(864,646)	(4,511,613)
Administrative Class	1,109,741	4,469,765
Class A	501,739	1,857,708
Class R4	1,033,342	3,326,066
Class R3	432,179	730,284

Increase (decrease) in net assets from fund share transactions	6,024,779	26,905,348

Total increase (decrease) in net assets	13,722,670	690,365
Net assets
Beginning of period	121,568,774	120,878,409

End of period	$135,291,444	$121,568,774

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$286,587	$929,368

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund		MassMutual Premier Small Cap Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$1,998,118	$5,055,348	$621,331	$1,491,296
5,098,768	22,562,050	11,513,007	2,278,238
29,555,011	22,627,437	12,433,467	13,568,674

36,651,897	50,244,835	24,567,805	17,338,208

(1,520,687)	(2,336,591)	(51,423)	(16,478)
(1,102,028)	(955,316)	(722,512)	(402,813)
(813,275)	(905,689)	(151,647)	(74,292)
(419,940)	(318,099)	(203,773)	(66,134)
(338,412)	(234,446)	(521,329)	(145,188)
(176,073)	(83,598)	(61,557)	(8,881)
(21,868)	(36,279)	(47,585)	(11,123)

(4,392,283)	(4,870,018)	(1,759,826)	(724,909)

(7,245,299)	(14,078,291)	(99,887)	(199,275)
(5,658,271)	(6,415,840)	(1,518,131)	(5,761,090)
(4,637,195)	(6,571,097)	(342,433)	(1,084,737)
(2,532,802)	(2,545,498)	(496,325)	(1,523,756)
(2,628,927)	(2,763,442)	(1,730,204)	(6,655,266)
(1,097,568)	(609,627)	(155,824)	(128,067)
(226,206)	(292,275)	(148,261)	(210,981)

(24,026,268)	(33,276,070)	(4,491,065)	(15,563,172)

8,737,900	(82,494,554)	3,148,621	3,682,738
2,114,406	(11,108,613)	(3,336,561)	2,275,492
(11,667,356)	(9,579,854)	584,641	6,367,336
7,550,034	3,777,490	3,331,512	(754,240)
(1,383,021)	(597,334)	(4,370,771)	2,901,383
6,961,236	7,725,117	2,871,082	3,575,259
445,136	(524,477)	1,784,354	4,182,258

12,758,335	(92,802,225)	4,012,878	22,230,226

20,991,681	(80,703,478)	22,329,792	23,280,353

359,097,475	439,800,953	175,392,883	152,112,530

$380,089,156	$359,097,475	$197,722,675	$175,392,883

$978,517	$3,372,682	$138,232	$1,276,727

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Global Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$110,922	$2,613,510
Net realized gain (loss) on investment transactions	19,673,090	9,145,307
Net change in unrealized appreciation (depreciation) on investments	10,100,033	3,334,424

Net increase (decrease) in net assets resulting from operations	29,884,045	15,093,241

Distributions to shareholders (Note 2):
From net investment income:
Class I	(225,061)	(30,113)
Class R5	(1,469,473)	(1,390,770)
Service Class	(261,598)	(278,289)
Administrative Class	(980,579)	(724,998)
Class A	(216,133)	(152,532)
Class R4	(48,672)	(31,513)
Class R3	(62,240)	(27,852)

Total distributions from net investment income	(3,263,756)	(2,636,067)

From net realized gains:
Class I	(467,366)	(244,605)
Class R5	(3,331,064)	(12,918,214)
Service Class	(667,597)	(2,753,401)
Administrative Class	(2,666,566)	(9,121,946)
Class A	(843,373)	(3,237,261)
Class R4	(137,972)	(273,902)
Class R3	(238,876)	(362,854)

Total distributions from net realized gains	(8,352,814)	(28,912,183)

Net fund share transactions (Note 5):
Class I	12,501,444	14,821,632
Class R5	(22,424,402)	(32,776,913)
Service Class	(6,774,912)	4,152
Administrative Class	(7,637,161)	(16,995,190)
Class A	(3,514,697)	(6,557,294)
Class R4	85,210	3,828,117
Class R3	(463,573)	5,865,901

Increase (decrease) in net assets from fund share transactions	(28,228,091)	(31,809,595)

Total increase (decrease) in net assets	(9,960,616)	(48,264,604)
Net assets
Beginning of period	314,755,451	363,020,055

End of period	$304,794,835	$314,755,451

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$1,433,844

Distributions in excess of net investment income included in net assets at end of period	$(1,718,990)	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund		MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$2,631,677	$6,028,757	$(4,627)	$1,191,877
(15,682,126)	8,569,344	(674,559)	(11,942,755)
20,829,933	29,129,070	8,183,333	41,403,293

7,779,484	43,727,171	7,504,147	30,652,415

(2,520,657)	(2,095,715)	(2,039,263)	(1,204,528)
(2,377,345)	(2,525,746)	(31,977)	(13,627)
(235,477)	(212,860)	(73,865)	(44,993)
(179,212)	(166,318)	(11,682)	(2,191)
(279,085)	(272,171)	(183)	(82)
(55,387)	(5,437)	(8,779)	(742)
(32,828)	(10,452)	(5,018)	(649)

(5,679,991)	(5,288,699)	(2,170,767)	(1,266,812)

(2,890,225)	(6,711,005)	-	-
(2,979,941)	(9,017,251)	-	-
(319,197)	(829,544)	-	-
(268,503)	(730,576)	-	-
(588,484)	(1,787,455)	-	-
(77,734)	(21,263)	-	-
(59,351)	(41,357)	-	-

(7,183,435)	(19,138,451)	-	-

10,844,228	17,828,478	(21,574,780)	49,518,495
(17,434,753)	(38,880,404)	89,988	(4,842,404)
(4,095,229)	(69,542)	(7,614,594)	(25,957)
1,906,773	(1,562,712)	596,228	160,783
(3,711,915)	(5,899,158)	2,234	(129,809)
4,178,821	3,112,106	195,985	417,128
3,672,346	2,981,376	98,504	396,277

(4,639,729)	(22,489,856)	(28,206,435)	45,494,513

(9,723,671)	(3,189,835)	(22,873,055)	74,880,116

507,427,865	510,617,700	218,024,108	143,143,992

$497,704,194	$507,427,865	$195,151,053	$218,024,108

$2,359,143	$5,407,457	$-	$-

$-	$-	$(2,436,719)	$(261,325)

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended March 31, 2017 (Unaudited)

MassMutual Premier Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(3,672,332)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(61,725,833)
Investments sold	129,480,960
(Increase ) Decrease to the principal amount of inflation-indexed bonds	(2,252,981)
(Purchase) Sale of short-term investments, net	(15,334,042)
Amortization (Accretion) of discount and premium, net	507,150
(Increase) Decrease in receivable from interest and dividends	71,043
(Increase) Decrease in prepaid expenses	(28,251)
(Increase) Decrease in receivable for open swap agreements	(76,780)
Increase (Decrease) in payable for Trustees’ fees and expenses	310
Increase (Decrease) in payable for investment advisory fees	(8,879)
Increase (Decrease) in payable for administration fees	(513)
Increase (Decrease) in payable for service fees	388
Increase (Decrease) in payable for distribution fees	593
Increase (Decrease) in payable for shareholder service fees	(134)
Increase (Decrease) in variation margin payable on open derivative instruments	4,238
Increase (Decrease) in collateral pledged open derivative instruments	610,000
Increase (Decrease) in payable for accrued expenses and other liabilities	(15,862)
Net change in unrealized (appreciation) depreciation on investments	7,466,184
Net realized (gain) loss from investments	(626,526)

Net cash from (used in) operating activities	(54,398,733)

Cash flows from (used in) financing activities:
Increase (Decrease) in due to custodian	(251,611)
Proceeds from shares sold	56,611,668
Payment on shares redeemed	(72,285,866)
Cash distributions paid	(144)
Net increase in reverse repurchase agreements	(37,558,791)
Increase (Decrease) in collateral pledged for reverse repurchase agreements	(957,603)
Increase (Decrease) in payable for interest for reverse repurchase agreements	43,614

Net cash from (used in) financing activities	(54,398,733)

Net increase (decrease) in cash	-
Cash at beginning of year	-

Cash at end of year	$-

Non cash financing activities not included herein consist of:
Reinvestment of all distributions	$7,775,804
Cash paid out for interest on reverse repurchase agreements	$935,074

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations						Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	Total distributions	Net asset value, end of the period	Total return[l]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
3/31/17[r]	$1.00	$0.00	[d]	$0.00	[d]	$0.00	[d]	$(0.00)[d]	$(0.00)[d]	$1.00	0.03%	[b]	$294,264	0.50%	[a]	0.49%	[a]	0.06%	[a]
9/30/16	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	334,720	0.51%		0.36%		0.00%	[e]
9/30/15	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.01%		400,017	0.50%		0.14%		0.00%	[e]
9/30/14	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	474,520	0.48%		0.12%		0.00%	[e]
9/30/13	1.00	0.00	[d]	(0.00)[d]		0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.01%		152,076	0.45%		0.15%		0.01%
9/30/12[i]	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[b,e]	162,906	0.46%	[a]	0.16%	[a]	0.00%	[a,e]
10/31/11	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	189,764	0.46%		0.20%		0.00%	[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.39	$0.11	$(0.02)	$0.09	$(0.25)	$-	$(0.25)	$10.23	0.79%	[b]	$259,862	0.40%	[a]	N/A		2.12%	[a]
9/30/16	10.46	0.20	0.00 [d]	0.20	(0.27)	-	(0.27)	10.39	1.98%		166,281	0.40%		N/A		1.97%
9/30/15	10.50	0.19	0.01	0.20	(0.24)	(0.00)[d]	(0.24)	10.46	2.00%		154,219	0.40%		N/A		1.83%
9/30/14	10.57	0.17	(0.01)	0.16	(0.23)	-	(0.23)	10.50	1.46%		193,155	0.44%		0.37%		1.62%
9/30/13	10.77	0.18	(0.02)	0.16	(0.23)	(0.13)	(0.36)	10.57	1.62%		188,114	0.50%		0.36%		1.68%
9/30/12[i]	10.87	0.18	0.16	0.34	(0.22)	(0.22)	(0.44)	10.77	3.20%	[b]	134,803	0.51%	[a]	0.37%	[a]	1.83%	[a]
10/31/11[g]	10.86	0.20	0.13	0.33	(0.25)	(0.07)	(0.32)	10.87	3.05%	[b]	137,464	0.52%	[a]	0.37%	[a]	2.07%	[a]
Class R5
3/31/17[r]	$10.42	$0.10	$(0.02)	$0.08	$(0.24)	$-	$(0.24)	$10.26	0.79%	[b]	$172,283	0.50%	[a]	N/A		2.01%	[a]
9/30/16	10.49	0.19	0.00 [d]	0.19	(0.26)	-	(0.26)	10.42	1.88%		199,354	0.50%		N/A		1.87%
9/30/15	10.52	0.18	0.02	0.20	(0.23)	(0.00)[d]	(0.23)	10.49	1.95%		159,429	0.50%		N/A		1.73%
9/30/14	10.59	0.15	(0.01)	0.14	(0.21)	-	(0.21)	10.52	1.36%		179,221	0.59%		0.52%		1.47%
9/30/13	10.79	0.16	(0.02)	0.14	(0.21)	(0.13)	(0.34)	10.59	1.43%		196,790	0.69%		0.55%		1.48%
9/30/12[i]	10.88	0.16	0.16	0.32	(0.19)	(0.22)	(0.41)	10.79	2.91%	[b]	158,361	0.70%	[a]	0.56%	[a]	1.64%	[a]
10/31/11	10.93	0.20	0.05	0.25	(0.23)	(0.07)	(0.30)	10.88	2.38%		155,719	0.67%		0.55%		1.86%
Service Class
3/31/17[r]	$10.35	$0.10	$(0.02)	$0.08	$(0.23)	$-	$(0.23)	$10.20	0.76%	[b]	$50,513	0.60%	[a]	N/A		1.91%	[a]
9/30/16	10.42	0.18	0.00 [d]	0.18	(0.25)	-	(0.25)	10.35	1.78%		55,309	0.60%		N/A		1.75%
9/30/15	10.45	0.17	0.02	0.19	(0.22)	(0.00)[d]	(0.22)	10.42	1.87%		86,058	0.60%		N/A		1.64%
9/30/14	10.53	0.15	(0.02)	0.13	(0.21)	-	(0.21)	10.45	1.25%		75,423	0.66%		0.59%		1.40%
9/30/13	10.72	0.15	(0.01)	0.14	(0.20)	(0.13)	(0.33)	10.53	1.33%		75,944	0.74%		0.60%		1.43%
9/30/12[i]	10.82	0.15	0.16	0.31	(0.19)	(0.22)	(0.41)	10.72	2.93%	[b]	79,985	0.75%	[a]	0.61%	[a]	1.59%	[a]
10/31/11	10.87	0.19	0.05	0.24	(0.22)	(0.07)	(0.29)	10.82	2.30%		75,045	0.73%		0.60%		1.80%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	40%	87%	59%	90%	146%	349%	384%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$10.30	$0.09	$(0.01)	$0.08	$(0.22)	$-	$(0.22)	$10.16	0.66%	[b]	$29,112	0.70%	[a]	N/A		1.80%	[a]
9/30/16	10.37	0.17	0.00 [d]	0.17	(0.24)	-	(0.24)	10.30	1.69%		32,906	0.70%		N/A		1.66%
9/30/15	10.41	0.16	0.01	0.17	(0.21)	(0.00)[d]	(0.21)	10.37	1.69%		36,789	0.70%		N/A		1.53%
9/30/14	10.49	0.14	(0.02)	0.12	(0.20)	-	(0.20)	10.41	1.19%		42,999	0.75%		0.68%		1.31%
9/30/13	10.69	0.14	(0.01)	0.13	(0.20)	(0.13)	(0.33)	10.49	1.27%		48,954	0.82%		0.68%		1.36%
9/30/12[i]	10.74	0.15	0.16	0.31	(0.14)	(0.22)	(0.36)	10.69	2.87%	[b]	37,298	0.83%	[a]	0.69%	[a]	1.51%	[a]
10/31/11	10.80	0.18	0.05	0.23	(0.22)	(0.07)	(0.29)	10.74	2.18%		44,760	0.80%		0.68%		1.72%
Class A
3/31/17[r]	$10.23	$0.08	$(0.02)	$0.06	$(0.19)	$-	$(0.19)	$10.10	0.51%	[b]	$55,602	0.95%	[a]	N/A		1.54%	[a]
9/30/16	10.30	0.14	0.00 [d]	0.14	(0.21)	-	(0.21)	10.23	1.49%		87,598	0.95%		N/A		1.42%
9/30/15	10.34	0.13	0.02	0.15	(0.19)	(0.00)[d]	(0.19)	10.30	1.44%		75,507	0.95%		N/A		1.28%
9/30/14	10.41	0.11	(0.01)	0.10	(0.17)	-	(0.17)	10.34	0.88%		77,196	1.00%		0.93%		1.06%
9/30/13	10.62	0.12	(0.02)	0.10	(0.18)	(0.13)	(0.31)	10.41	0.99%		74,711	1.07%		0.93%		1.11%
9/30/12[i]	10.71	0.12	0.16	0.28	(0.15)	(0.22)	(0.37)	10.62	2.66%	[b]	71,031	1.08%	[a]	0.94%	[a]	1.26%	[a]
10/31/11	10.76	0.16	0.05	0.21	(0.19)	(0.07)	(0.26)	10.71	2.02%		69,635	1.06%		0.93%		1.48%
Class R4
3/31/17[r]	$10.36	$0.09	$(0.02)	$0.07	$(0.21)	$-	$(0.21)	$10.22	0.58%	[b]	$13,512	0.85%	[a]	N/A		1.67%	[a]
9/30/16	10.45	0.16	0.00 [d]	0.16	(0.25)	-	(0.25)	10.36	1.59%		9,446	0.85%		N/A		1.53%
09/30/15	10.50	0.14	0.02	0.16	(0.21)	(0.00)[d]	(0.21)	10.45	1.57%		5,881	0.85%		N/A		1.39%
09/30/14gg	10.45	0.06	(0.01)	0.05	-	-	-	10.50	0.48%	[b]	100	0.84%	[a]	N/A		1.22%	[a]
Class R3
3/31/17[r]	$10.31	$0.07	$(0.02)	$0.05	$(0.19)	$-	$(0.19)	$10.17	0.41%	[b]	$5,957	1.10%	[a]	N/A		1.42%	[a]
9/30/16	10.42	0.13	0.00 [d]	0.13	(0.24)	-	(0.24)	10.31	1.27%		3,661	1.10%		N/A		1.29%
9/30/15	10.46	0.12	0.01	0.13	(0.17)	(0.00)[d]	(0.17)	10.42	1.27%		1,561	1.10%		N/A		1.15%
9/30/14	10.44	0.09	(0.02)	0.07	(0.05)	-	(0.05)	10.46	0.72%		618	1.23%		1.16%		0.82%
9/30/13	10.49	0.08	-	0.08	-	(0.13)	(0.13)	10.44	0.74%		1,251	1.37%		1.23%		0.81%
9/30/12[i]	10.60	0.09	0.15	0.24	(0.13)	(0.22)	(0.35)	10.49	2.29%	[b]	944	1.38%	[a]	1.24%	[a]	0.93%	[a]
10/31/11	10.66	0.12	0.06	0.18	(0.17)	(0.07)	(0.24)	10.60	1.67%		8,835	1.36%		1.23%		1.18%

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets [p]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.79	$0.12	$(0.23)	$(0.11)	$(0.29)	$-	$(0.29)	$10.39	(1.08%	)[b]	$119,593	1.14%	[a]	1.11%	[a]	0.66%	[a]	2.33%	[a]
9/30/16	10.19	0.13	0.59	0.72	(0.12)	-	(0.12)	10.79	7.16%		122,515	0.91%		0.90%		0.44%		1.23%
9/30/15	10.56	0.06	(0.17)	(0.11)	(0.26)	-	(0.26)	10.19	(1.12%	)	153,421	0.67%		N/A		0.20%		0.56%
9/30/14	11.00	0.26	(0.08)	0.18	(0.26)	(0.36)	(0.62)	10.56	1.79%		160,396	0.64%		0.58%		0.13%		2.42%
9/30/13	12.22	0.28	(0.99)	(0.71)	(0.40)	(0.11)	(0.51)	11.00	(6.12%	)	115,192	0.77%		0.64%		0.20%		2.43%
9/30/12[i]	11.91	0.23	0.59	0.82	(0.51)	-	(0.51)	12.22	7.12%	[b]	124,528	0.79%	[a]	0.66%	[a]	0.21%	[a]	2.10%	[a]
10/31/11[h]	10.67	0.30	0.94	1.24	-	-	-	11.91	11.62%	[b]	101,708	0.74%	[a]	0.60%	[a]	0.15%	[a]	3.88%	[a]
Class R5
3/31/17[r]	$10.80	$0.11	$(0.24)	$(0.13)	$(0.28)	$-	$(0.28)	$10.39	(1.17%	)[b]	$58,342	1.24%	[a]	1.21%	[a]	0.66%	[a]	2.14%	[a]
9/30/16	10.19	0.13	0.59	0.72	(0.11)	-	(0.11)	10.80	7.14%		65,361	1.01%		1.00%		0.44%		1.22%
9/30/15	10.56	0.05	(0.18)	(0.13)	(0.24)	-	(0.24)	10.19	(1.22%	)	60,285	0.77%		N/A		0.20%		0.48%
9/30/14	10.99	0.24	(0.07)	0.17	(0.24)	(0.36)	(0.60)	10.56	1.62%		57,910	0.75%		0.69%		0.13%		2.30%
9/30/13	12.22	0.27	(1.00)	(0.73)	(0.39)	(0.11)	(0.50)	10.99	(6.22%	)	56,344	0.88%		0.75%		0.20%		2.29%
9/30/12[i]	11.90	0.21	0.60	0.81	(0.49)	-	(0.49)	12.22	7.02%	[b]	75,714	0.90%	[a]	0.77%	[a]	0.21%	[a]	1.96%	[a]
10/31/11	11.30	0.53	0.43	0.96	(0.36)	-	(0.36)	11.90	8.99%		89,413	0.83%		0.73%		0.17%		4.79%
Service Class
3/31/17[r]	$10.76	$0.11	$(0.25)	$(0.14)	$(0.26)	$-	$(0.26)	$10.36	(1.20%	)[b]	$58,990	1.34%	[a]	1.31%	[a]	0.66%	[a]	2.08%	[a]
9/30/16	10.16	0.10	0.60	0.70	(0.10)	-	(0.10)	10.76	6.96%		71,040	1.11%		1.10%		0.44%		0.95%
9/30/15	10.52	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.16	(1.23%	)	77,147	0.87%		N/A		0.20%		0.37%
9/30/14	10.96	0.23	(0.08)	0.15	(0.23)	(0.36)	(0.59)	10.52	1.54%		77,120	0.85%		0.79%		0.13%		2.16%
9/30/13	12.18	0.26	(1.00)	(0.74)	(0.37)	(0.11)	(0.48)	10.96	(6.35%	)	82,273	0.98%		0.85%		0.20%		2.20%
9/30/12[i]	11.87	0.21	0.58	0.79	(0.48)	-	(0.48)	12.18	6.90%	[b]	95,417	1.00%	[a]	0.87%	[a]	0.21%	[a]	1.94%	[a]
10/31/11	11.27	0.48	0.47	0.95	(0.35)	-	(0.35)	11.87	8.80%		80,118	0.92%		0.84%		0.18%		4.36%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	14%	46%	59%	65%	56%	29%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets [p]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$10.86	$0.11	$(0.24)	$(0.13)	$(0.26)	$-	$(0.26)	$10.47	(1.23%	)[b]	$15,637	1.44%	[a]	1.41%[a]		0.66%	[a]	2.03%	[a]
9/30/16	10.26	0.10	0.59	0.69	(0.09)	-	(0.09)	10.86	6.80%		14,408	1.21%		1.20%		0.44%		0.96%
9/30/15	10.62	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.26	(1.30%	)	11,859	0.97%		N/A		0.20%		0.36%
9/30/14	11.06	0.23	(0.09)	0.14	(0.22)	(0.36)	(0.58)	10.62	1.42%		10,584	0.92%		0.86%		0.13%		2.15%
9/30/13	12.28	0.24	(0.99)	(0.75)	(0.36)	(0.11)	(0.47)	11.06	(6.46%	)	10,183	1.10%		0.97%		0.20%		2.08%
9/30/12[i]	11.84	0.19	0.59	0.78	(0.34)	-	(0.34)	12.28	6.78%	[b]	9,466	1.15%	[a]	1.02%	[a]	0.21%	[a]	1.78%	[a]
10/31/11	11.24	0.56	0.37	0.93	(0.33)	-	(0.33)	11.84	8.64%		6,301	1.07%		0.99%		0.18%		5.15%
Class A
3/31/17[r]	$10.60	$0.09	$(0.24)	$(0.15)	$(0.23)	$-	$(0.23)	$10.22	(1.40%	)[b]	$22,479	1.69%	[a]	1.66%	[a]	0.66%	[a]	1.76%	[a]
9/30/16	10.00	0.08	0.58	0.66	(0.06)	-	(0.06)	10.60	6.65%		23,476	1.46%		1.45%		0.44%		0.76%
9/30/15	10.36	(0.00)[d]	(0.16)	(0.16)	(0.20)	-	(0.20)	10.00	(1.58%	)	22,320	1.22%		N/A		0.20%		(0.02%	)
9/30/14	10.80	0.19	(0.08)	0.11	(0.19)	(0.36)	(0.55)	10.36	1.16%		26,054	1.18%		1.11%		0.13%		1.79%
9/30/13	12.00	0.22	(0.98)	(0.76)	(0.33)	(0.11)	(0.44)	10.80	(6.62%	)	28,778	1.28%		1.15%		0.20%		1.93%
9/30/12[i]	11.70	0.17	0.58	0.75	(0.45)	-	(0.45)	12.00	6.65%	[b]	38,957	1.30%	[a]	1.17%	[a]	0.21%	[a]	1.62%	[a]
10/31/11	11.11	0.45	0.45	0.90	(0.31)	-	(0.31)	11.70	8.50%		37,528	1.26%		1.14%		0.18%		4.10%
Class R4
3/31/17[r]	$10.57	$0.10	$(0.25)	$(0.15)	$(0.25)	$-	$(0.25)	$10.17	(1.32%	)[b]	$6,568	1.59%	[a]	1.56%	[a]	0.66%	[a]	1.91%	[a]
9/30/16	10.00	0.12	0.55	0.67	(0.10)	-	(0.10)	10.57	6.77%		5,352	1.36%		1.35%		0.44%		1.21%
9/30/15	10.37	0.14	(0.29)	(0.15)	(0.22)	-	(0.22)	10.00	(1.47%	)	996	1.12%		N/A		0.20%		1.42%
9/30/14gg	10.22	0.16	(0.01)	0.15	-	-	-	10.37	1.47%	[b]	101	1.03%	[a]	N/A		0.13%	[a]	3.03%	[a]
Class R3
3/31/17[r]	$10.57	$0.09	$(0.23)	$(0.14)	$(0.24)	$-	$(0.24)	$10.19	(1.48%	)[b]	$3,832	1.84%	[a]	1.81%	[a]	0.66%	[a]	1.72%	[a]
9/30/16	10.01	0.15	0.48	0.63	(0.07)	-	(0.07)	10.57	6.37%		2,792	1.61%		1.60%		0.44%		1.46%
9/30/15	10.37	(0.03)	(0.15)	(0.18)	(0.18)	-	(0.18)	10.01	(1.76%	)	386	1.37%		N/A		0.20%		(0.30%	)
9/30/14	10.82	0.17	(0.09)	0.08	(0.17)	(0.36)	(0.53)	10.37	0.93%		1,593	1.40%		1.33%		0.13%		1.66%
9/30/13	12.04	0.18	(0.97)	(0.79)	(0.32)	(0.11)	(0.43)	10.82	(6.84%	)	1,404	1.59%		1.46%		0.20%		1.59%
9/30/12[i]	11.76	0.14	0.58	0.72	(0.44)	-	(0.44)	12.04	6.27%	[b]	1,155	1.60%	[a]	1.47%	[a]	0.21%	[a]	1.27%	[a]
10/31/11	11.18	0.43	0.45	0.88	(0.30)	-	(0.30)	11.76	8.16%		664	1.56%		1.43%		0.17%		3.85%

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.26	$0.14	$(0.31)	$(0.17)	$(0.36)	$-	$(0.36)	$10.73	(1.52%	)[b]	$498,322	0.42%	[a]	N/A		2.53%	[a]
9/30/16	11.27	0.29	0.19	0.48	(0.34)	(0.15)	(0.49)	11.26	4.54%		501,737	0.42%		N/A		2.59%
9/30/15	11.43	0.30	(0.11)	0.19	(0.30)	(0.05)	(0.35)	11.27	1.67%		677,427	0.42%		N/A		2.61%
9/30/14	11.27	0.29	0.25	0.54	(0.38)	-	(0.38)	11.43	4.92%		620,248	0.49%		0.40%		2.59%
9/30/13	11.88	0.28	(0.36)	(0.08)	(0.29)	(0.24)	(0.53)	11.27	(0.70%	)	485,302	0.56%		0.38%		2.48%
9/30/12[i]	11.66	0.25	0.49	0.74	(0.27)	(0.25)	(0.52)	11.88	6.63%	[b]	518,536	0.56%	[a]	0.38%	[a]	2.39%	[a]
10/31/11[g]	11.67	0.28	0.41	0.69	(0.34)	(0.36)	(0.70)	11.66	6.32%	[b]	316,018	0.58%	[a]	0.40%	[a]	2.65%	[a]
Class R5
3/31/17[r]	$11.29	$0.13	$(0.31)	$(0.18)	$(0.35)	$-	$(0.35)	$10.76	(1.62%	)[b]	$369,501	0.52%	[a]	N/A		2.43%	[a]
9/30/16	11.30	0.28	0.19	0.47	(0.33)	(0.15)	(0.48)	11.29	4.40%		408,472	0.52%		N/A		2.49%
9/30/15	11.45	0.29	(0.11)	0.18	(0.28)	(0.05)	(0.33)	11.30	1.63%		489,222	0.52%		N/A		2.51%
9/30/14	11.27	0.27	0.26	0.53	(0.35)	-	(0.35)	11.45	4.72%		511,202	0.64%		0.55%		2.43%
9/30/13	11.89	0.26	(0.37)	(0.11)	(0.27)	(0.24)	(0.51)	11.27	(0.81%	)	516,103	0.77%		0.59%		2.25%
9/30/12[i]	11.66	0.23	0.49	0.72	(0.24)	(0.25)	(0.49)	11.89	6.35%	[b]	728,293	0.77%	[a]	0.59%	[a]	2.19%	[a]
10/31/11	11.83	0.28	0.24	0.52	(0.33)	(0.36)	(0.69)	11.66	4.79%		799,669	0.74%		0.59%		2.47%
Service Class
3/31/17[r]	$11.22	$0.13	$(0.32)	$(0.19)	$(0.33)	$-	$(0.33)	$10.70	(1.70%	)[b]	$78,105	0.62%	[a]	N/A		2.33%	[a]
9/30/16	11.23	0.26	0.20	0.46	(0.32)	(0.15)	(0.47)	11.22	4.34%		91,885	0.62%		N/A		2.40%
9/30/15	11.38	0.27	(0.10)	0.17	(0.27)	(0.05)	(0.32)	11.23	1.49%		130,923	0.62%		N/A		2.40%
9/30/14	11.22	0.27	0.24	0.51	(0.35)	-	(0.35)	11.38	4.65%		166,094	0.71%		0.63%		2.36%
9/30/13	11.83	0.25	(0.36)	(0.11)	(0.26)	(0.24)	(0.50)	11.22	(0.94%	)	143,460	0.82%		0.64%		2.21%
9/30/12[i]	11.61	0.23	0.48	0.71	(0.24)	(0.25)	(0.49)	11.83	6.34%	[b]	162,692	0.82%	[a]	0.64%	[a]	2.14%	[a]
10/31/11	11.78	0.27	0.25	0.52	(0.33)	(0.36)	(0.69)	11.61	4.75%		153,857	0.79%		0.64%		2.42%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	117%	330%	361%	361%	452%	447%	539%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$11.14	$0.12	$(0.30)	$(0.18)	$(0.33)	$-	$(0.33)	$10.63	(1.67%	)[b]	$80,929	0.72%	[a]	N/A		2.23%	[a]
9/30/16	11.16	0.25	0.19	0.44	(0.31)	(0.15)	(0.46)	11.14	4.19%		85,249	0.72%		N/A		2.29%
9/30/15	11.32	0.26	(0.10)	0.16	(0.27)	(0.05)	(0.32)	11.16	1.38%		84,709	0.72%		N/A		2.31%
9/30/14	11.16	0.25	0.25	0.50	(0.34)	-	(0.34)	11.32	4.60%		70,975	0.81%		0.71%		2.27%
9/30/13	11.77	0.24	(0.36)	(0.12)	(0.25)	(0.24)	(0.49)	11.16	(1.03%	)	80,694	0.89%		0.71%		2.15%
9/30/12[i]	11.53	0.22	0.48	0.70	(0.21)	(0.25)	(0.46)	11.77	6.28%	[b]	91,405	0.89%	[a]	0.71%	[a]	2.07%	[a]
10/31/11	11.70	0.26	0.25	0.51	(0.32)	(0.36)	(0.68)	11.53	4.70%		91,457	0.86%		0.71%		2.35%
Class A
3/31/17[r]	$11.03	$0.10	$(0.30)	$(0.20)	$(0.29)	$-	$(0.29)	$10.54	(1.83%	)[b]	$128,897	0.97%	[a]	N/A		1.98%	[a]
9/30/16	11.04	0.22	0.20	0.42	(0.28)	(0.15)	(0.43)	11.03	4.01%		150,014	0.97%		N/A		2.04%
9/30/15	11.20	0.23	(0.10)	0.13	(0.24)	(0.05)	(0.29)	11.04	1.12%		166,649	0.97%		N/A		2.06%
9/30/14	11.04	0.22	0.25	0.47	(0.31)	-	(0.31)	11.20	4.25%		174,618	1.05%		0.96%		2.02%
9/30/13	11.65	0.21	(0.36)	(0.15)	(0.22)	(0.24)	(0.46)	11.04	(1.20%	)	180,654	1.14%		0.96%		1.90%
9/30/12[i]	11.44	0.19	0.48	0.67	(0.21)	(0.25)	(0.46)	11.65	6.01%	[b]	192,598	1.14%	[a]	0.96%	[a]	1.82%	[a]
10/31/11	11.62	0.23	0.24	0.47	(0.29)	(0.36)	(0.65)	11.44	4.39%		201,638	1.12%		0.96%		2.10%
Class R4
3/31/17[r]	$11.00	$0.11	$(0.30)	$(0.19)	$(0.32)	$-	$(0.32)	$10.49	(1.78%	)[b]	$14,738	0.87%	[a]	N/A		2.09%	[a]
9/30/16	11.03	0.23	0.19	0.42	(0.30)	(0.15)	(0.45)	11.00	4.09%		14,906	0.87%		N/A		2.14%
9/30/15	11.20	0.25	(0.11)	0.14	(0.26)	(0.05)	(0.31)	11.03	1.28%		8,960	0.87%		N/A		2.21%
9/30/14gg	10.95	0.12	0.13	0.25	-	-	-	11.20	2.28%	[b]	102	0.86%	[a]	N/A		2.08%	[a]
Class R3
3/31/17[r]	$11.25	$0.10	$(0.31)	$(0.21)	$(0.29)	$-	$(0.29)	$10.75	(1.83%	)[b]	$858	1.12%	[a]	N/A		1.84%	[a]
9/30/16	11.25	0.21	0.20	0.41	(0.26)	(0.15)	(0.41)	11.25	3.89%		783	1.12%		N/A		1.89%
9/30/15	11.40	0.22	(0.10)	0.12	(0.22)	(0.05)	(0.27)	11.25	1.02%		625	1.12%		N/A		1.90%
9/30/14	11.20	0.20	0.24	0.44	(0.24)	-	(0.24)	11.40	4.02%		1,231	1.29%		1.20%		1.78%
9/30/13	11.83	0.18	(0.36)	(0.18)	(0.21)	(0.24)	(0.45)	11.20	(1.53%	)	1,742	1.46%		1.28%		1.59%
9/30/12[i]	11.61	0.16	0.48	0.64	(0.17)	(0.25)	(0.42)	11.83	5.72%	[b]	1,555	1.46%	[a]	1.28%	[a]	1.49%	[a]
10/31/11	11.78	0.20	0.25	0.45	(0.26)	(0.36)	(0.62)	11.61	4.12%		1,014	1.44%		1.28%		1.78%

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.01	$0.15	$(0.26)	$(0.11)	$(0.26)	$-	$(0.26)	$10.64	(0.92%	)[b]	$23,997		0.51%	[a]	0.51%	[a,n]	2.75%	[a]
9/30/16	10.73	0.28	0.31	0.59	(0.26)	(0.05)	(0.31)	11.01	5.71%		20,147		0.53%		0.52%		2.60%
9/30/15	10.88	0.28	(0.19)	0.09	(0.23)	(0.01)	(0.24)	10.73	0.81%		15,756		0.56%		0.52%		2.54%
9/30/14	10.61	0.29	0.30	0.59	(0.31)	(0.01)	(0.32)	10.88	5.75%		5,659		0.59%		0.51%		2.68%
9/30/13	11.24	0.37	(0.22)	0.15	(0.48)	(0.30)	(0.78)	10.61	1.36%		0	[f]	0.66%		0.48%		3.44%
9/30/12[i]	11.08	0.29	0.63	0.92	-	(0.76)	(0.76)	11.24	8.84%	[b]	0	[f]	0.67%	[a]	0.50%	[a]	2.90%	[a]
10/31/11[g]	10.96	0.32	0.36	0.68	(0.47)	(0.09)	(0.56)	11.08	6.56%	[b]	0	[f]	0.64%	[a]	0.47%	[a]	3.22%	[a]
Class R5
3/31/17[r]	$10.22	$0.13	$(0.24)	$(0.11)	$(0.25)	$-	$(0.25)	$9.86	(0.99%	)[b]	$79,002		0.61%	[a]	0.61%	[a,n]	2.63%	[a]
9/30/16	9.98	0.25	0.29	0.54	(0.25)	(0.05)	(0.30)	10.22	5.63%		77,693		0.63%		0.62%		2.50%
9/30/15	10.14	0.24	(0.17)	0.07	(0.22)	(0.01)	(0.23)	9.98	0.66%		65,209		0.66%		0.62%		2.41%
9/30/14	9.90	0.26	0.28	0.54	(0.29)	(0.01)	(0.30)	10.14	5.49%		68,204		0.69%		0.59%		2.59%
9/30/13	10.57	0.29	(0.25)	0.04	(0.41)	(0.30)	(0.71)	9.90	0.40%		37,501		0.86%		0.69%		2.83%
9/30/12[i]	11.07	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.57	7.61%	[b]	38,986		0.93%	[a]	0.76%	[a]	3.00%	[a]
10/31/11	11.10	0.35	0.15	0.50	(0.44)	(0.09)	(0.53)	11.07	4.85%		31,390		0.85%		0.72%		3.25%
Service Class
3/31/17[r]	$10.34	$0.13	$(0.25)	$(0.12)	$(0.24)	$-	$(0.24)	$9.98	(1.09%	)[b]	$15,667		0.71%	[a]	0.71%	[a,n]	2.53%	[a]
9/30/16	10.09	0.24	0.30	0.54	(0.24)	(0.05)	(0.29)	10.34	5.53%		16,990		0.73%		0.72%		2.39%
9/30/15	10.24	0.24	(0.17)	0.07	(0.21)	(0.01)	(0.22)	10.09	0.59%		20,226		0.76%		0.72%		2.32%
9/30/14	10.00	0.25	0.28	0.53	(0.28)	(0.01)	(0.29)	10.24	5.37%		15,644		0.79%		0.69%		2.51%
9/30/13	10.58	0.28	(0.25)	0.03	(0.31)	(0.30)	(0.61)	10.00	0.34%		10,226		0.94%		0.77%		2.71%
9/30/12[i]	11.08	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.58	7.62%	[b]	34,732		0.98%	[a]	0.81%	[a]	2.96%	[a]
10/31/11	11.12	0.35	0.14	0.49	(0.44)	(0.09)	(0.53)	11.08	4.77%		35,701		0.92%		0.77%		3.21%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	119%	314%	362%	382%	438%	463%	566%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$10.31	$0.12	$(0.24)	$(0.12)	$(0.23)	$-	$(0.23)	$9.96	(1.10%	)[b]	$30,256	0.81%	[a]	0.81%	[a,n]	2.42%	[a]
9/30/16	10.07	0.23	0.29	0.52	(0.23)	(0.05)	(0.28)	10.31	5.38%		34,731	0.83%		0.82%		2.29%
9/30/15	10.22	0.23	(0.17)	0.06	(0.20)	(0.01)	(0.21)	10.07	0.54%		35,581	0.86%		0.82%		2.22%
9/30/14	9.99	0.24	0.28	0.52	(0.28)	(0.01)	(0.29)	10.22	5.26%		22,159	0.89%		0.79%		2.41%
9/30/13	10.67	0.28	(0.25)	0.03	(0.41)	(0.30)	(0.71)	9.99	0.26%		13,271	0.97%		0.80%		2.73%
9/30/12[i]	11.03	0.28	0.48	0.76	(0.36)	(0.76)	(1.12)	10.67	7.61%	[b]	10,174	0.99%	[a]	0.82%	[a]	2.95%	[a]
10/31/11	11.07	0.34	0.15	0.49	(0.44)	(0.09)	(0.53)	11.03	4.74%		11,093	0.92%		0.78%		3.19%
Class A
3/31/17[r]	$10.28	$0.11	$(0.24)	$(0.13)	$(0.21)	$-	$(0.21)	$9.94	(1.34%	)[b]	$36,496	1.06%	[a]	1.06%	[a,n]	2.18%	[a]
9/30/16	10.04	0.20	0.29	0.49	(0.20)	(0.05)	(0.25)	10.28	5.06%		37,243	1.08%		1.07%		2.04%
9/30/15	10.17	0.20	(0.16)	0.04	(0.16)	(0.01)	(0.17)	10.04	0.21%		36,941	1.11%		1.07%		1.96%
9/30/14	9.94	0.22	0.27	0.49	(0.25)	(0.01)	(0.26)	10.17	5.04%		34,703	1.16%		1.06%		2.15%
9/30/13	10.61	0.25	(0.25)	-	(0.37)	(0.30)	(0.67)	9.94	(0.05%	)	32,005	1.22%		1.05%		2.47%
9/30/12[i]	11.09	0.26	0.48	0.74	(0.46)	(0.76)	(1.22)	10.61	7.39%	[b]	37,826	1.23%	[a]	1.06%	[a]	2.71%	[a]
10/31/11	11.13	0.32	0.15	0.47	(0.42)	(0.09)	(0.51)	11.09	4.49%		37,674	1.18%		1.02%		2.96%
Class R4
3/31/17[r]	$10.22	$0.11	$(0.23)	$(0.12)	$(0.23)	$-	$(0.23)	$9.87	(1.23%	) [b]	$4,599	0.96%	[a]	0.96%	[a,n]	2.28%	[a]
9/30/16	10.01	0.21	0.29	0.50	(0.24)	(0.05)	(0.29)	10.22	5.18%		3,765	0.98%		0.97%		2.15%
9/30/15	10.18	0.22	(0.18)	0.04	(0.20)	(0.01)	(0.21)	10.01	0.34%		2,959	1.01%		0.97%		2.17%
9/30/14gg	9.93	0.11	0.14	0.25	-	-	-	10.18	2.52%	[b]	102	1.00%	[a]	0.97%	[a]	2.12%	[a]
Class R3
3/31/17[r]	$10.19	$0.10	$(0.24)	$(0.14)	$(0.22)	$-	$(0.22)	$9.83	(1.30%	)[b]	$3,200	1.21%	[a]	1.21%	[a,n]	2.04%	[a]
9/30/16	9.99	0.19	0.29	0.48	(0.23)	(0.05)	(0.28)	10.19	4.94%		2,592	1.23%	[a]	1.22%		1.95%
9/30/15	10.16	0.19	(0.17)	0.02	(0.18)	(0.01)	(0.19)	9.99	0.15%		412	1.26%		1.22%		1.84%
9/30/14gg	9.93	0.09	0.14	0.23	-	-	-	10.16	2.32%	[b]	102	1.25%	[a]	1.22%	[a]	1.87%	[a]

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$9.29	$0.31	$0.18	$0.49	$(0.57)	$-	$(0.57)	$9.21	5.53%	[b]	$240,819	0.54%	[a]	0.54%	[a,n]	6.79%	[a]
9/30/16	8.98	0.62	0.28	0.90	(0.59)	-	(0.59)	9.29	10.86%		220,759	0.57%		0.55%		7.05%
9/30/15	10.16	0.61	(0.86)	(0.25)	(0.69)	(0.24)	(0.93)	8.98	(2.27%	)	106,575	0.58%		0.55%		6.47%
9/30/14	10.07	0.68	0.25	0.93	(0.67)	(0.17)	(0.84)	10.16	9.79%		105,460	0.57%		0.52%		6.68%
9/30/13	9.78	0.70	0.30	1.00	(0.71)	-	(0.71)	10.07	10.75%		99,457	0.60%		0.50%		7.09%
9/30/12[i]	9.19	0.64	0.53	1.17	(0.58)	-	(0.58)	9.78	13.58%	[b]	101,547	0.59%	[a]	0.49%	[a]	7.59%	[a]
10/31/11[h]	9.06	0.45	(0.32)	0.13	-	-	-	9.19	1.43%	[b]	77,527	0.61%	[a]	0.50%	[a]	7.42%	[a]
Class R5
3/31/17[r]	$9.33	$0.31	$0.18	$0.49	$(0.56)	$-	$(0.56)	$9.26	5.52%	[b]	$54,342	0.64%	[a]	0.64%	[a,n]	6.72%	[a]
9/30/16	9.02	0.61	0.28	0.89	(0.58)	-	(0.58)	9.33	10.68%		45,867	0.67%		0.65%		6.93%
9/30/15	10.19	0.60	(0.85)	(0.25)	(0.68)	(0.24)	(0.92)	9.02	(2.28%	)	41,616	0.68%		0.65%		6.38%
9/30/14	10.09	0.66	0.26	0.92	(0.65)	(0.17)	(0.82)	10.19	9.63%		39,737	0.72%		0.67%		6.52%
9/30/13	9.80	0.68	0.30	0.98	(0.69)	-	(0.69)	10.09	10.51%		31,341	0.80%		0.70%		6.86%
9/30/12[i]	9.17	0.62	0.52	1.14	(0.51)	-	(0.51)	9.80	13.22%	[b]	22,723	0.80%	[a]	0.70%	[a]	7.37%	[a]
10/31/11	9.52	0.67	(0.15)	0.52	(0.87)	-	(0.87)	9.17	6.10%		37,865	0.77%		0.71%		7.34%
Service Class
3/31/17[r]	$9.33	$0.30	$0.18	$0.48	$(0.55)	$-	$(0.55)	$9.26	5.38%	[b]	$46,538	0.74%	[a]	0.74%	[a,n]	6.61%	[a]
9/30/16	9.01	0.60	0.29	0.89	(0.57)	-	(0.57)	9.33	10.70%		59,787	0.77%		0.75%		6.83%
9/30/15	10.18	0.59	(0.86)	(0.27)	(0.66)	(0.24)	(0.90)	9.01	(2.40%	)	62,734	0.78%		0.75%		6.27%
9/30/14	10.09	0.65	0.26	0.91	(0.65)	(0.17)	(0.82)	10.18	9.46%		61,150	0.80%		0.75%		6.45%
9/30/13	9.80	0.67	0.31	0.98	(0.69)	-	(0.69)	10.09	10.56%		58,569	0.85%		0.75%		6.82%
9/30/12[i]	9.20	0.62	0.53	1.15	(0.55)	-	(0.55)	9.80	13.23%	[b]	57,111	0.85%	[a]	0.75%	[a]	7.33%	[a]
10/31/11	9.55	0.66	(0.14)	0.52	(0.87)	-	(0.87)	9.20	5.95%		55,184	0.82%		0.76%		7.29%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	43%	50%	76%	80%	106%	86%	72%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$9.20	$0.30	$0.17	$0.47	$(0.55)	$-	$(0.55)	$9.12	5.28%	[b]	$30,798	0.84%	[a]	0.84%	[a,n]	6.51%	[a]
9/30/16	8.89	0.58	0.29	0.87	(0.56)	-	(0.56)	9.20	10.63%		28,948	0.87%		0.85%		6.74%
9/30/15	10.07	0.57	(0.85)	(0.28)	(0.66)	(0.24)	(0.90)	8.89	(2.58%	)	24,221	0.88%		0.85%		6.18%
9/30/14	9.99	0.64	0.25	0.89	(0.64)	(0.17)	(0.81)	10.07	9.37%		22,802	0.92%		0.87%		6.33%
9/30/13	9.72	0.65	0.31	0.96	(0.69)	-	(0.69)	9.99	10.40%		14,288	1.00%		0.90%		6.66%
9/30/12[i]	9.13	0.60	0.53	1.13	(0.54)	-	(0.54)	9.72	12.98%	[b]	8,886	1.00%	[a]	0.90%	[a]	7.17%	[a]
10/31/11	9.48	0.64	(0.14)	0.50	(0.85)	-	(0.85)	9.13	5.84%		4,980	0.98%		0.91%		7.04%
Class A
3/31/17[r]	$9.17	$0.28	$0.18	$0.46	$(0.52)	$-	$(0.52)	$9.11	5.24%	[b]	$28,826	1.09%	[a]	1.09%	[a,n]	6.26%	[a]
9/30/16	8.86	0.56	0.29	0.85	(0.54)	-	(0.54)	9.17	10.31%		29,055	1.12%		1.10%		6.49%
9/30/15	10.02	0.55	(0.85)	(0.30)	(0.62)	(0.24)	(0.86)	8.86	(2.78%	)	28,572	1.13%		1.10%		5.93%
9/30/14	9.94	0.61	0.25	0.86	(0.61)	(0.17)	(0.78)	10.02	9.10%		33,597	1.17%		1.12%		6.08%
9/30/13	9.66	0.63	0.29	0.92	(0.64)	-	(0.64)	9.94	10.09%		31,490	1.25%		1.15%		6.43%
9/30/12[i]	9.07	0.58	0.52	1.10	(0.51)	-	(0.51)	9.66	12.78%	[b]	41,525	1.25%	[a]	1.15%	[a]	6.95%	[a]
10/31/11	9.42	0.62	(0.14)	0.48	(0.83)	-	(0.83)	9.07	5.60%		31,330	1.22%		1.16%		6.91%
Class R4
3/31/17[r]	$9.11	$0.29	$0.17	$0.46	$(0.55)	$-	$(0.55)	$9.02	5.22%	[b]	$25,755	0.99%	[a]	0.99%	[a,n]	6.37%	[a]
9/30/16	8.84	0.57	0.28	0.85	(0.58)	-	(0.58)	9.11	10.44%		18,428	1.02%		1.00%		6.66%
9/30/15	10.02	0.54	(0.83)	(0.29)	(0.65)	(0.24)	(0.89)	8.84	(2.67%	)	2,672	1.03%		1.00%		5.97%
9/30/14gg	9.89	0.31	(0.18)	0.13	-	-	-	10.02	1.31%	[b]	101	1.01%	[a]	1.00%	[a]	6.05%	[a]
Class R3
3/31/17[r]	$9.29	$0.28	$0.18	$0.46	$(0.53)	$-	$(0.53)	$9.22	5.10%	[b]	$18,304	1.24%	[a]	1.24%	[a,n]	6.12%	[a]
9/30/16	9.01	0.56	0.28	0.84	(0.56)	-	(0.56)	9.29	10.12%		13,928	1.27%		1.25%		6.38%
9/30/15	10.17	0.54	(0.85)	(0.31)	(0.61)	(0.24)	(0.85)	9.01	(2.91%	)	3,423	1.28%		1.25%		5.74%
9/30/14	10.07	0.59	0.27	0.86	(0.59)	(0.17)	(0.76)	10.17	8.92%		726	1.39%		1.34%		5.84%
9/30/13	9.78	0.60	0.31	0.91	(0.62)	-	(0.62)	10.07	9.69%		727	1.55%		1.45%		6.10%
9/30/12[i]	9.17	0.56	0.53	1.09	(0.48)	-	(0.48)	9.78	12.55%	[b]	526	1.55%	[a]	1.45%	[a]	6.64%	[a]
10/31/11	9.51	0.61	(0.16)	0.45	(0.79)	-	(0.79)	9.17	5.19%		336	1.51%		1.46%		6.68%

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.32	$0.10	$0.61	$0.71	$(0.22)	$(0.06)	$(0.28)	$11.75	6.33%	[b]	$3,264	0.67%	[a]	0.60%	[a]	1.82%	[a]
9/30/16	11.48	0.22	0.84	1.06	(0.29)	(0.93)	(1.22)	11.32	9.96%		967	0.68%		0.60%		1.98%
9/30/15	13.01	0.22	(0.44)	(0.22)	(0.24)	(1.07)	(1.31)	11.48	(1.96%	)	376	0.65%		0.60%		1.77%
9/30/14gg	12.51	0.12	0.38	0.50	-	-	-	13.01	4.00%	[b]	36,306	0.61%	[a]	0.60%	[a]	1.82%	[a]
Class R5
3/31/17[r]	$11.32	$0.10	$0.61	$0.71	$(0.21)	$(0.06)	$(0.27)	$11.76	6.22%	[b]	$50,925	0.77%	[a]	0.70%	[a]	1.68%	[a]
9/30/16	11.48	0.21	0.84	1.05	(0.28)	(0.93)	(1.21)	11.32	9.82%		53,727	0.78%		0.70%		1.87%
9/30/15	13.00	0.21	(0.44)	(0.23)	(0.22)	(1.07)	(1.29)	11.48	(2.03%	)	62,971	0.75%		0.70%		1.70%
9/30/14	12.38	0.21	1.25	1.46	(0.21)	(0.63)	(0.84)	13.00	12.33%		74,267	0.67%		0.67%	[k]	1.69%
9/30/13	11.34	0.21	1.04	1.25	(0.21)	-	(0.21)	12.38	11.17%		106,661	0.64%		0.63%		1.78%
9/30/12[i]	10.34	0.20	1.02	1.22	(0.22)	-	(0.22)	11.34	12.12%	[b]	100,521	0.65%	[a]	0.63%	[a]	1.99%	[a]
10/31/11	9.95	0.19	0.39	0.58	(0.19)	-	(0.19)	10.34	5.88%		97,350	0.67%		0.65%		1.85%
Service Class
3/31/17[r]	$11.83	$0.09	$0.64	$0.73	$(0.19)	$(0.06)	$(0.25)	$12.31	6.21%	[b]	$10,402	0.87%	[a]	0.80%	[a]	1.54%	[a]
9/30/16	11.94	0.20	0.89	1.09	(0.27)	(0.93)	(1.20)	11.83	9.76%		14,130	0.88%		0.80%		1.87%
9/30/15	13.48	0.20	(0.46)	(0.26)	(0.21)	(1.07)	(1.28)	11.94	(2.18%	)	12,545	0.85%		0.80%		1.60%
9/30/14	12.80	0.21	1.29	1.50	(0.19)	(0.63)	(0.82)	13.48	12.23%		11,914	0.80%		0.80%	[k]	1.57%
9/30/13	11.73	0.20	1.06	1.26	(0.19)	-	(0.19)	12.80	10.92%		9,370	0.80%		0.79%		1.63%
9/30/12[i]	10.68	0.19	1.06	1.25	(0.20)	-	(0.20)	11.73	12.02%	[b]	6,294	0.81%	[a]	0.79%	[a]	1.82%	[a]
10/31/11	10.28	0.18	0.40	0.58	(0.18)	-	(0.18)	10.68	5.65%		4,638	0.83%		0.81%		1.69%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	51%	176%	204%	192%	242%	228%	272%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$11.35	$0.09	$0.60	$0.69	$(0.19)	$(0.06)	$(0.25)	$11.79	6.07%	[b]	$13,324	0.97%	[a]	0.90%	[a]	1.52%	[a]
9/30/16	11.51	0.19	0.84	1.03	(0.26)	(0.93)	(1.19)	11.35	9.59%		9,751	0.98%		0.90%		1.68%
9/30/15	13.04	0.19	(0.44)	(0.25)	(0.21)	(1.07)	(1.28)	11.51	(2.23%	)	8,691	0.95%		0.90%		1.51%
9/30/14	12.41	0.19	1.25	1.44	(0.18)	(0.63)	(0.81)	13.04	12.09%		7,089	0.92%		0.92%	[k]	1.46%
9/30/13	11.38	0.17	1.04	1.21	(0.18)	-	(0.18)	12.41	10.69%		3,603	0.95%		0.94%		1.47%
9/30/12[i]	10.29	0.16	1.03	1.19	(0.10)	-	(0.10)	11.38	11.80%	[b]	3,234	0.96%	[a]	0.94%	[a]	1.65%	[a]
10/31/11	9.91	0.16	0.39	0.55	(0.17)	-	(0.17)	10.29	5.61%		818	0.96%		0.94%		1.56%
Class A
3/31/17[r]	$11.05	$0.07	$0.59	$0.66	$(0.16)	$(0.06)	$(0.22)	$11.49	6.04%	[b]	$35,237	1.22%	[a]	1.15%	[a]	1.24%	[a]
9/30/16	11.22	0.15	0.83	0.98	(0.22)	(0.93)	(1.15)	11.05	9.38%		30,781	1.23%		1.15%		1.42%
9/30/15	12.73	0.15	(0.43)	(0.28)	(0.16)	(1.07)	(1.23)	11.22	(2.49%	)	31,375	1.20%		1.15%		1.26%
9/30/14	12.14	0.15	1.22	1.37	(0.15)	(0.63)	(0.78)	12.73	11.80%		34,260	1.18%		1.17%		1.18%
9/30/13	11.15	0.14	1.01	1.15	(0.16)	-	(0.16)	12.14	10.50%		38,017	1.20%		1.19%		1.23%
9/30/12[i]	10.17	0.14	1.01	1.15	(0.17)	-	(0.17)	11.15	11.50%	[b]	17,759	1.21%	[a]	1.19%	[a]	1.42%	[a]
10/31/11	9.79	0.13	0.39	0.52	(0.14)	-	(0.14)	10.17	5.38%		12,622	1.23%		1.21%		1.29%
Class R4
3/31/17[r]	$10.99	$0.07	$0.59	$0.66	$(0.17)	$(0.06)	$(0.23)	$11.42	6.09%	[b]	$2,509	1.12%	[a]	1.05%	[a]	1.34%	[a]
9/30/16	11.20	0.16	0.83	0.99	(0.27)	(0.93)	(1.20)	10.99	9.51%		2,373	1.13%		1.05%		1.54%
9/30/15	12.74	0.17	(0.44)	(0.27)	(0.20)	(1.07)	(1.27)	11.20	(2.46%	)	2,010	1.10%		1.05%		1.49%
9/30/14gg	12.28	0.09	0.37	0.46	-	-	-	12.74	3.75%	[b]	104	1.06%	[a]	1.05%	[a]	1.38%	[a]
Class R3
3/31/17[r]	$10.95	$0.06	$0.59	$0.65	$(0.16)	$(0.06)	$(0.22)	$11.38	5.97%	[b]	$7,074	1.37%	[a]	1.30%	[a]	1.11%	[a]
9/30/16	11.18	0.14	0.82	0.96	(0.26)	(0.93)	(1.19)	10.95	9.29%		5,002	1.38%		1.30%		1.31%
9/30/15	12.72	0.14	(0.44)	(0.30)	(0.17)	(1.07)	(1.24)	11.18	(2.66%	)	1,734	1.35%		1.30%		1.16%
9/30/14gg	12.28	0.07	0.37	0.44	-	-	-	12.72	3.58%	[b]	104	1.31%	[a]	1.30%	[a]	1.13%	[a]

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$21.71	$0.25	$2.02	$2.27	$(0.39)	$(0.39)	$23.59	10.48%	[b]	$120	0.80%	[a]	0.60%	[a]	2.23%	[a]
9/30/16	19.91	0.33	1.81	2.14	(0.34)	(0.34)	21.71	10.87%		110	0.82%		0.60%		1.60%
9/30/15	20.95	0.32	(0.95)	(0.63)	(0.41)	(0.41)	19.91	(3.10%	)	101	0.73%		0.60%		1.50%
9/30/14gg	20.06	0.16	0.73	0.89	-	-	20.95	4.44%	[b]	105	0.63%	[a]	0.60%	[a]	1.50%	[a]
Class R5
3/31/17[r]	$21.70	$0.24	$2.02	$2.26	$(0.37)	$(0.37)	$23.59	10.48%	[b]	$40,978	0.90%	[a]	0.70%	[a]	2.12%	[a]
9/30/16	19.90	0.31	1.81	2.12	(0.32)	(0.32)	21.70	10.74%		46,856	0.92%		0.70%		1.49%
9/30/15	20.93	0.29	(0.93)	(0.64)	(0.39)	(0.39)	19.90	(3.16%	)	46,467	0.83%		0.70%		1.38%
9/30/14	18.37	0.32	2.56	2.88	(0.32)	(0.32)	20.93	15.85%		64,896	0.67%		0.66%		1.64%
9/30/13	15.23	0.28	3.12	3.40	(0.26)	(0.26)	18.37	22.56%		99,626	0.62%		N/A		1.69%
9/30/12[i]	13.96	0.26	1.24	1.50	(0.23)	(0.23)	15.23	11.14%	[b]	128,342	0.62%	[a]	N/A		1.96%	[a]
10/31/11	13.67	0.19	0.30	0.49	(0.20)	(0.20)	13.96	3.55%		140,828	0.61%		N/A		1.28%
Service Class
3/31/17[r]	$21.77	$0.23	$2.02	$2.25	$(0.35)	$(0.35)	$23.67	10.35%	[b]	$135	1.00%	[a]	0.80%	[a]	2.00%	[a]
9/30/16	19.97	0.29	1.81	2.10	(0.30)	(0.30)	21.77	10.61%		144	1.02%		0.80%		1.41%
9/30/15	21.01	0.28	(0.95)	(0.67)	(0.37)	(0.37)	19.97	(3.28%	)	109	0.93%		0.80%		1.30%
9/30/14	18.43	0.31	2.57	2.88	(0.30)	(0.30)	21.01	15.81%		132	0.78%		0.76%		1.52%
9/30/13	15.29	0.26	3.12	3.38	(0.24)	(0.24)	18.43	22.42%		110	0.72%		N/A		1.59%
9/30/12[i]	14.00	0.24	1.27	1.51	(0.22)	(0.22)	15.29	11.04%	[b]	127	0.72%	[a]	N/A		1.86%	[a]
10/31/11	13.66	0.17	0.30	0.47	(0.13)	(0.13)	14.00	3.44%		143	0.71%		N/A		1.19%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	31%	62%	54%	43%	150%	72%	93%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$21.75	$0.22	$2.02	$2.24	$(0.33)	$(0.33)	$23.66	10.34%	[b]	$12,897	1.10%	[a]	0.90%	[a]	1.91%	[a]
9/30/16	19.94	0.27	1.81	2.08	(0.27)	(0.27)	21.75	10.53%		11,708	1.12%		0.90%		1.29%
9/30/15	20.98	0.26	(0.96)	(0.70)	(0.34)	(0.34)	19.94	(3.40%	)	11,984	1.03%		0.90%		1.20%
9/30/14	18.40	0.28	2.58	2.86	(0.28)	(0.28)	20.98	15.65%		14,077	0.88%		0.87%		1.40%
9/30/13	15.25	0.25	3.12	3.37	(0.22)	(0.22)	18.40	22.32%		15,628	0.83%		N/A		1.48%
9/30/12[i]	13.97	0.23	1.25	1.48	(0.20)	(0.20)	15.25	10.91%	[b]	18,705	0.83%	[a]	N/A		1.74%	[a]
10/31/11	13.68	0.16	0.30	0.46	(0.17)	(0.17)	13.97	3.32%		19,579	0.82%		N/A		1.08%
Class A
3/31/17[r]	$21.72	$0.19	$2.02	$2.21	$(0.27)	$(0.27)	$23.66	10.22%	[b]	$5,817	1.35%	[a]	1.15%	[a]	1.66%	[a]
9/30/16	19.91	0.21	1.81	2.02	(0.21)	(0.21)	21.72	10.23%		5,918	1.37%		1.15%		1.04%
9/30/15	20.94	0.20	(0.94)	(0.74)	(0.29)	(0.29)	19.91	(3.59%	)	6,605	1.28%		1.15%		0.95%
9/30/14	18.35	0.23	2.57	2.80	(0.21)	(0.21)	20.94	15.35%		7,513	1.15%		1.14%		1.13%
9/30/13	15.22	0.20	3.11	3.31	(0.18)	(0.18)	18.35	21.94%		8,304	1.12%		N/A		1.19%
9/30/12[i]	13.91	0.19	1.26	1.45	(0.14)	(0.14)	15.22	10.59%	[b]	9,649	1.12%	[a]	N/A		1.45%	[a]
10/31/11	13.62	0.11	0.31	0.42	(0.13)	(0.13)	13.91	3.04%		9,800	1.11%		N/A		0.78%
Class R4
3/31/17[r]	$21.70	$0.20	$2.02	$2.22	$(0.30)	$(0.30)	$23.62	10.27%	[b]	$119	1.25%	[a]	1.05%	[a]	1.77%	[a]
9/30/16	19.89	0.23	1.82	2.05	(0.24)	(0.24)	21.70	10.41%		110	1.27%		1.05%		1.15%
9/30/15	20.95	0.23	(0.95)	(0.72)	(0.34)	(0.34)	19.89	(3.57%	)	101	1.18%		1.05%		1.06%
9/30/14gg	20.11	0.11	0.73	0.84	-	-	20.95	4.23%	[b]	104	1.08%	[a]	1.05%	[a]	1.05%	[a]
Class R3
3/31/17[r]	$21.59	$0.17	$2.01	$2.18	$(0.25)	$(0.25)	$23.52	10.13%	[b]	$119	1.50%	[a]	1.30%	[a]	1.52%	[a]
9/30/16	19.79	0.18	1.81	1.99	(0.19)	(0.19)	21.59	10.12%		107	1.53%		1.30%		0.90%
9/30/15	20.82	0.17	(0.94)	(0.77)	(0.26)	(0.26)	19.79	(3.77%	)	96	1.43%		1.30%		0.81%
9/30/14	18.26	0.18	2.56	2.74	(0.18)	(0.18)	20.82	15.09%		101	1.38%		1.37%		0.91%
9/30/13	15.15	0.15	3.10	3.25	(0.14)	(0.14)	18.26	21.54%		88	1.43%		N/A		0.87%
9/30/12[i]	13.87	0.17	1.23	1.40	(0.12)	(0.12)	15.15	10.28%	[b]	74	1.43%	[a]	N/A		1.28%	[a]
10/31/11	13.59	0.07	0.31	0.38	(0.10)	(0.10)	13.87	2.74%		117	1.42%		N/A		0.46%

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$16.05	$0.17	$1.71	$1.88	$(0.53)	$(0.56)	$(1.09)	$16.84	11.85%	[b]	$77,436	0.57%	[a]	N/A		2.02%	[a]
9/30/16	14.75	0.35	1.56	1.91	(0.32)	(0.29)	(0.61)	16.05	13.26%		73,202	0.53%		N/A		2.29%
9/30/15	15.75	0.29	(1.00)	(0.71)	(0.29)	-	(0.29)	14.75	(4.64%	)	163,640	0.53%		N/A		1.84%
9/30/14gg	15.15	0.14	0.46	0.60	-	-	-	15.75	3.96%	[b]	182,826	0.50%	[a]	N/A		1.73%	[a]
Class R5
3/31/17[r]	$16.06	$0.16	$1.71	$1.87	$(0.51)	$(0.56)	$(1.07)	$16.86	11.81%	[b]	$52,112	0.67%	[a]	N/A		1.93%	[a]
9/30/16	14.76	0.34	1.55	1.89	(0.30)	(0.29)	(0.59)	16.06	13.11%		46,644	0.63%		N/A		2.22%
9/30/15	15.76	0.28	(1.01)	(0.73)	(0.27)	-	(0.27)	14.76	(4.74%	)	46,754	0.63%		N/A		1.73%
9/30/14	13.55	0.27	2.20	2.47	(0.26)	-	(0.26)	15.76	18.30%		71,929	0.57%		N/A		1.81%
9/30/13	11.29	0.26	2.26	2.52	(0.26)	-	(0.26)	13.55	22.88%		236,830	0.56%		0.53%		2.08%
9/30/12[i]	9.94	0.22	1.32	1.54	(0.19)	-	(0.19)	11.29	15.93%	[b]	212,647	0.57%	[a]	0.52%	[a]	2.28%	[a]
10/31/11	9.50	0.18	0.44	0.62	(0.18)	-	(0.18)	9.94	6.55%		201,137	0.59%		0.57%		1.82%
Service Class
3/31/17[r]	$15.95	$0.15	$1.70	$1.85	$(0.49)	$(0.56)	$(1.05)	$16.75	11.72%	[b]	$52,586	0.77%	[a]	N/A		1.79%	[a]
9/30/16	14.66	0.32	1.55	1.87	(0.29)	(0.29)	(0.58)	15.95	3.03%		64,634	0.73%		N/A		2.12%
9/30/15	15.66	0.26	(1.00)	(0.74)	(0.26)	-	(0.26)	14.66	(4.84%	)	65,799	0.73%		N/A		1.65%
9/30/14	13.48	0.25	2.17	2.42	(0.24)	-	(0.24)	15.66	18.15%		68,003	0.68%		N/A		1.66%
9/30/13	11.22	0.25	2.26	2.51	(0.25)	-	(0.25)	13.48	22.82%		69,162	0.65%		0.62%		2.01%
9/30/12[i]	9.88	0.21	1.31	1.52	(0.18)	-	(0.18)	11.22	15.78%	[b]	66,311	0.66%	[a]	0.61%	[a]	2.18%	[a]
10/31/11	9.45	0.17	0.43	0.60	(0.17)	-	(0.17)	9.88	6.38%		53,589	0.69%		0.68%		1.71%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	26%	109%	113%	92%	145%	127%	124%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$16.21	$0.14	$1.72	$1.86	$(0.47)	$(0.56)	$(1.03)	$17.04	11.64%	[b]	$5,588	0.87%	[a]	N/A		1.72%	[a]
9/30/16	14.88	0.31	1.58	1.89	(0.27)	(0.29)	(0.56)	16.21	12.97%		5,801	0.83%		N/A		2.00%
9/30/15	15.90	0.25	(1.02)	(0.77)	(0.25)	-	(0.25)	14.88	(4.97%	)	7,460	0.83%		N/A		1.55%
9/30/14	13.68	0.23	2.23	2.46	(0.24)	-	(0.24)	15.90	18.02%		7,047	0.80%		N/A		1.54%
9/30/13	11.40	0.23	2.29	2.52	(0.24)	-	(0.24)	13.68	22.60%		4,459	0.79%		0.76%		1.82%
9/30/12[i]	9.85	0.20	1.35	1.55	-	-	-	11.40	15.74%	[b]	2,717	0.80%	[a]	0.75%	[a]	2.04%	[a]
10/31/11	9.41	0.16	0.44	0.60	(0.16)	-	(0.16)	9.85	6.36%		1,948	0.84%		0.84%	[k]	1.53%
Class A
3/31/17[r]	$15.82	$0.12	$1.68	$1.80	$(0.45)	$(0.56)	$(1.01)	$16.61	11.51%	[b]	$11,137	1.12%	[a]	N/A		1.47%	[a]
9/30/16	14.53	0.27	1.53	1.80	(0.22)	(0.29)	(0.51)	15.82	12.65%		10,415	1.08%		N/A		1.78%
9/30/15	15.51	0.20	(0.98)	(0.78)	(0.20)	-	(0.20)	14.53	(5.13%	)	8,081	1.08%		N/A		1.30%
9/30/14	13.36	0.19	2.15	2.34	(0.19)	-	(0.19)	15.51	17.67%		10,718	1.05%		N/A		1.29%
9/30/13	11.13	0.20	2.24	2.44	(0.21)	-	(0.21)	13.36	22.26%		11,844	1.04%		1.01%		1.60%
9/30/12[i]	9.79	0.17	1.31	1.48	(0.14)	-	(0.14)	11.13	15.41%	[b]	9,501	1.05%	[a]	1.00%	[a]	1.80%	[a]
10/31/11	9.36	0.13	0.43	0.56	(0.13)	-	(0.13)	9.79	5.99%		9,129	1.09%		1.07%		1.31%
Class R4
3/31/17[r]	$15.77	$0.13	$1.68	$1.81	$(0.49)	$(0.56)	$(1.05)	$16.53	11.60%	[b]	$7,552	1.02%	[a]	N/A		1.59%	[a]
9/30/16	14.51	0.28	1.53	1.81	(0.26)	(0.29)	(0.55)	15.77	12.75%		4,127	0.98%		N/A		1.90%
9/30/15	15.52	0.21	(0.98)	(0.77)	(0.24)	-	(0.24)	14.51	(5.10%	)	2,524	0.98%		N/A		1.34%
9/30/14gg	14.96	0.10	0.46	0.56	-	-	-	15.52	3.74%	[b]	104	0.95%	[a]	N/A		1.32%	[a]
Class R3
3/31/17[r]	$15.92	$0.11	$1.69	$1.80	$(0.38)	$(0.56)	$(0.94)	$16.78	11.44%	[b]	$1,747	1.27%	[a]	N/A		1.39%	[a]
9/30/16	14.62	0.25	1.54	1.79	(0.20)	(0.29)	(0.49)	15.92	12.49%		648	1.23%		N/A		1.66%
9/30/15	15.61	0.19	(1.00)	(0.81)	(0.18)	-	(0.18)	14.62	(5.29%	)	185	1.23%		N/A		1.19%
9/30/14	13.43	0.16	2.17	2.33	(0.15)	-	(0.15)	15.61	17.48%		174	1.27%		N/A		1.06%
9/30/13	11.19	0.16	2.26	2.42	(0.18)	-	(0.18)	13.43	21.92%		153	1.34%		1.31%		1.30%
9/30/12[i]	9.83	0.14	1.32	1.46	(0.10)	-	(0.10)	11.19	15.08%	[b]	126	1.35%	[a]	1.30%	[a]	1.50%	[a]
10/31/11	9.40	0.10	0.43	0.53	(0.10)	-	(0.10)	9.83	5.64%		129	1.40%		1.38%		1.01%

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.42	$0.08	$0.98	$1.06	$(0.15)	$(0.30)	$(0.45)	$11.03	10.40%	[b]	$2,737		0.71%	[a]	N/A		1.46%	[a]
9/30/16	13.75	0.18	1.43	1.61	(0.22)	(4.72)	(4.94)	10.42	14.34%		739		0.72%		N/A		1.68%
9/30/15	14.23	0.14	(0.19)	(0.05)	(0.13)	(0.30)	(0.43)	13.75	(0.36%	)	37		0.65%		N/A		0.99%
9/30/14gg	13.41	0.08	0.74	0.82	-	-	-	14.23	6.11%	[b]	47,537		0.62%	[a]	N/A		1.07%	[a]
Class R5
3/31/17[r]	$10.41	$0.08	$0.98	$1.06	$(0.14)	$(0.30)	$(0.44)	$11.03	10.39%	[b]	$79,929		0.81%	[a]	N/A		1.46%	[a]
9/30/16	13.73	0.13	1.48	1.61	(0.21)	(4.72)	(4.93)	10.41	14.28%		73,380		0.82%		N/A		1.27%
9/30/15	14.22	0.14	(0.21)	(0.07)	(0.12)	(0.30)	(0.42)	13.73	(0.50%	)	69,529		0.76%		N/A		0.95%
9/30/14	12.10	0.12	2.11	2.23	(0.11)	-	(0.11)	14.22	18.54%		97,358		0.76%		0.72%		0.89%
9/30/13	10.32	0.13	1.78	1.91	(0.13)	-	(0.13)	12.10	18.65%		131,115		0.80%		0.71%		1.16%
9/30/12[i]	8.77	0.08	1.54	1.62	(0.07)	-	(0.07)	10.32	18.79%	[b]	121,085		0.81%	[a]	0.71%	[a]	0.97%	[a]
10/31/11	8.50	0.08	0.27	0.35	(0.08)	-	(0.08)	8.77	4.08%		111,826		0.81%		0.71%		0.91%
Service Class
3/31/17[r]	$10.71	$0.08	$1.00	$1.08	$(0.11)	$(0.30)	$(0.41)	$11.38	10.29%	[b]	$1,172		0.91%	[a]	N/A		1.40%	[a]
9/30/16	13.91	0.12	1.51	1.63	(0.11)	(4.72)	(4.83)	10.71	14.21%		1,979		0.92%		N/A		0.98%
9/30/15	14.40	0.13	(0.21)	(0.08)	(0.11)	(0.30)	(0.41)	13.91	(0.57%	)	6,517		0.86%		N/A		0.88%
9/30/14	12.26	0.11	2.14	2.25	(0.11)	-	(0.11)	14.40	18.40%		6,742		0.84%		0.79%		0.82%
9/30/13	10.46	0.12	1.81	1.93	(0.13)	-	(0.13)	12.26	18.71%		5,267		0.85%		0.76%		1.11%
9/30/12[i]	8.81	0.08	1.57	1.65	-	-	-	10.46	18.73%	[b]	4,905		0.86%	[a]	0.76%	[a]	0.86%	[a]
10/31/11	8.55	0.08	0.26	0.34	(0.08)	-	(0.08)	8.81	4.00%		0	[f]	0.86%		0.76%		0.90%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	24%	38%	54%	53%	43%	37%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$10.40	$0.07	$0.98	$1.05	$(0.12)	$(0.30)	$(0.42)	$11.03	10.27%	[b]	$32,311	1.01%	[a]	N/A		1.27%	[a]
9/30/16	13.71	0.11	1.48	1.59	(0.18)	(4.72)	(4.90)	10.40	14.11%		29,371	1.02%		N/A		1.05%
9/30/15	14.19	0.11	(0.20)	(0.09)	(0.09)	(0.30)	(0.39)	13.71	(0.63%	)	31,644	0.96%		N/A		0.77%
9/30/14	12.08	0.09	2.11	2.20	(0.09)	-	(0.09)	14.19	18.26%		35,299	0.96%		0.92%		0.69%
9/30/13	10.30	0.11	1.78	1.89	(0.11)	-	(0.11)	12.08	18.52%		33,164	1.00%		0.91%		0.97%
9/30/12[i]	8.75	0.07	1.53	1.60	(0.05)	-	(0.05)	10.30	18.44%	[b]	32,593	1.01%	[a]	0.91%	[a]	0.77%	[a]
10/31/11	8.48	0.06	0.27	0.33	(0.06)	-	(0.06)	8.75	3.89%		39,959	1.01%		0.91%		0.71%
Class A
3/31/17[r]	$10.26	$0.05	$0.98	$1.03	$(0.10)	$(0.30)	$(0.40)	$10.89	10.18%	[b]	$13,130	1.26%	[a]	N/A		1.01%	[a]
9/30/16	13.58	0.09	1.45	1.54	(0.14)	(4.72)	(4.86)	10.26	13.78%		11,877	1.27%		N/A		0.82%
9/30/15	14.07	0.07	(0.20)	(0.13)	(0.06)	(0.30)	(0.36)	13.58	(0.96%	)	12,906	1.21%		N/A		0.52%
9/30/14	11.98	0.06	2.09	2.15	(0.06)	-	(0.06)	14.07	17.99%		13,580	1.21%		1.17%		0.44%
9/30/13	10.23	0.08	1.76	1.84	(0.09)	-	(0.09)	11.98	18.18%		13,493	1.25%		1.16%		0.71%
9/30/12[i]	8.68	0.04	1.54	1.58	(0.03)	-	(0.03)	10.23	18.23%	[b]	11,976	1.26%	[a]	1.16%	[a]	0.51%	[a]
10/31/11	8.41	0.04	0.27	0.31	(0.04)	-	(0.04)	8.68	3.66%		8,120	1.26%		1.16%		0.46%
Class R4
3/31/17[r]	$10.22	$0.06	$0.97	$1.03	$(0.14)	$(0.30)	$(0.44)	$10.81	10.25%	[b]	$4,704	1.16%	[a]	N/A		1.06%	[a]
9/30/16	13.57	0.15	1.40	1.55	(0.18)	(4.72)	(4.90)	10.22	13.88%		3,421	1.17%		N/A		1.45%
9/30/15	14.07	0.09	(0.21)	(0.12)	(0.08)	(0.30)	(0.38)	13.57	(0.85%	)	105	1.11%		N/A		0.63%
9/30/14gg	13.29	0.04	0.74	0.78	-	-	-	14.07	5.87%	[b]	106	1.07%	[a]	N/A		0.60%	[a]
Class R3
3/31/17[r]	$10.30	$0.05	$0.97	$1.02	$(0.11)	$(0.30)	$(0.41)	$10.91	10.11%	[b]	$1,308	1.41%	[a]	N/A		0.85%	[a]
9/30/16	13.66	0.07	1.46	1.53	(0.17)	(4.72)	(4.89)	10.30	13.60%		802	1.42%		N/A		0.70%
9/30/15	14.15	0.05	(0.20)	(0.15)	(0.04)	(0.30)	(0.34)	13.66	(1.07%	)	140	1.36%		N/A		0.38%
9/30/14	12.03	0.03	2.11	2.14	(0.02)	-	(0.02)	14.15	17.78%		119	1.41%		1.38%		0.24%
9/30/13	10.24	0.05	1.77	1.82	(0.03)	-	(0.03)	12.03	17.82%		70	1.55%		1.46%		0.45%
9/30/12[i]	8.70	0.02	1.54	1.56	(0.02)	-	(0.02)	10.24	17.92%	[b]	94	1.56%	[a]	1.46%	[a]	0.25%	[a]
10/31/11	8.44	0.01	0.26	0.27	(0.01)	-	(0.01)	8.70	3.25%		329	1.56%		1.46%		0.17%

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.69	$0.07	$1.13	$1.20	$(0.17)	$(0.82)	$(0.99)	$11.90	10.86%	[b]	$118,360	0.53%	[a]	N/A		1.30%	[a]
9/30/16	11.37	0.14	1.17	1.31	(0.14)	(0.85)	(0.99)	11.69	11.94%		107,336	0.51%		N/A		1.22%
9/30/15	12.87	0.15	0.04	0.19	(0.14)	(1.55)	(1.69)	11.37	1.30%		184,981	0.50%		N/A		1.21%
9/30/14gg	12.13	0.07	0.67	0.74	-	-	-	12.87	6.18%	[b]	182,512	0.50%	[a]	N/A		1.14%	[a]
Class R5
3/31/17[r]	$11.69	$0.07	$1.13	$1.20	$(0.16)	$(0.82)	$(0.98)	$11.91	10.82%	[b]	$80,988	0.63%	[a]	N/A		1.21%	[a]
9/30/16	11.38	0.13	1.16	1.29	(0.13)	(0.85)	(0.98)	11.69	11.70%		76,893	0.61%		N/A		1.12%
9/30/15	12.88	0.14	0.04	0.18	(0.13)	(1.55)	(1.68)	11.38	1.29%		85,630	0.60%		N/A		1.12%
9/30/14	13.26	0.15	2.17	2.32	(0.16)	(2.54)	(2.70)	12.88	19.60%		110,762	0.57%		N/A		1.16%
9/30/13	11.17	0.18	2.11	2.29	(0.17)	(0.03)	(0.20)	13.26	20.83%		209,795	0.56%		0.53%		1.50%
9/30/12[i]	9.67	0.14	1.46	1.60	(0.10)	-	(0.10)	11.17	16.92%	[b]	211,276	0.57%	[a]	0.52%	[a]	1.50%	[a]
10/31/11	8.90	0.10	0.77	0.87	(0.10)	-	(0.10)	9.67	9.81%		176,486	0.57%		0.55%		1.03%
Service Class
3/31/17[r]	$11.71	$0.06	$1.13	$1.19	$(0.14)	$(0.82)	$(0.96)	$11.94	10.74%	[b]	$70,422	0.73%	[a]	N/A		1.09%	[a]
9/30/16	11.40	0.12	1.16	1.28	(0.12)	(0.85)	(0.97)	11.71	11.58%		80,551	0.71%		N/A		1.02%
9/30/15	12.90	0.12	0.05	0.17	(0.12)	(1.55)	(1.67)	11.40	1.19%		87,882	0.70%		N/A		1.02%
9/30/14	13.28	0.13	2.18	2.31	(0.15)	(2.54)	(2.69)	12.90	19.45%		86,743	0.67%		N/A		1.02%
9/30/13	11.19	0.17	2.11	2.28	(0.16)	(0.03)	(0.19)	13.28	20.79%		64,469	0.65%		0.62%		1.42%
9/30/12[i]	9.68	0.13	1.48	1.61	(0.10)	-	(0.10)	11.19	16.81%	[b]	57,792	0.66%	[a]	0.61%	[a]	1.40%	[a]
10/31/11	8.91	0.10	0.77	0.87	(0.10)	-	(0.10)	9.68	9.62%		49,364	0.63%		0.61%		1.01%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	25%	124%	138%	142%	153%	142%	134%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$11.81	$0.06	$1.14	$1.20	$(0.14)	$(0.82)	$(0.96)	$12.05	10.66%	[b]	$46,849	0.83%	[a]	N/A		0.99%	[a]
9/30/16	11.48	0.10	1.19	1.29	(0.11)	(0.85)	(0.96)	11.81	11.57%		38,399	0.81%		N/A		0.91%
9/30/15	12.98	0.11	0.04	0.15	(0.10)	(1.55)	(1.65)	11.48	1.08%		33,634	0.80%		N/A		0.91%
9/30/14	13.35	0.12	2.19	2.31	(0.14)	(2.54)	(2.68)	12.98	19.33%		24,252	0.79%		N/A		0.92%
9/30/13	11.26	0.15	2.12	2.27	(0.15)	(0.03)	(0.18)	13.35	20.58%		20,092	0.78%		0.75%		1.23%
9/30/12[i]	9.65	0.12	1.49	1.61	-	-	-	11.26	16.68%	[b]	8,593	0.80%	[a]	0.75%	[a]	1.22%	[a]
10/31/11	8.88	0.09	0.76	0.85	(0.08)	-	(0.08)	9.65	9.50%		512	0.76%		0.76%[k]		0.97%
Class A
3/31/17[r]	$11.53	$0.04	$1.13	$1.17	$(0.11)	$(0.82)	$(0.93)	$11.77	10.64%	[b]	$38,263	1.08%	[a]	N/A		0.75%	[a]
9/30/16	11.23	0.07	1.15	1.22	(0.07)	(0.85)	(0.92)	11.53	11.23%		38,743	1.06%		N/A		0.67%
9/30/15	12.74	0.08	0.04	0.12	(0.08)	(1.55)	(1.63)	11.23	0.78%		38,035	1.05%		N/A		0.66%
9/30/14	13.15	0.08	2.16	2.24	(0.11)	(2.54)	(2.65)	12.74	19.02%		35,193	1.04%		N/A		0.66%
9/30/13	11.10	0.12	2.09	2.21	(0.13)	(0.03)	(0.16)	13.15	20.27%		19,445	1.04%		1.01%		1.03%
9/30/12[i]	9.60	0.10	1.46	1.56	(0.06)	-	(0.06)	11.10	16.37%	[b]	14,686	1.05%	[a]	1.00%	[a]	1.00%	[a]
10/31/11	8.84	0.06	0.76	0.82	(0.06)	-	(0.06)	9.60	9.33%		6,587	1.03%		1.01%		0.61%
Class R4
3/31/17[r]	$11.50	$0.05	$1.11	$1.16	$(0.13)	$(0.82)	$(0.95)	$11.71	10.65%	[b]	$21,505	0.98%	[a]	N/A		0.85%	[a]
9/30/16	11.23	0.08	1.16	1.24	(0.12)	(0.85)	(0.97)	11.50	11.38%		14,016	0.96%		N/A		0.75%
9/30/15	12.74	0.09	0.05	0.14	(0.10)	(1.55)	(1.65)	11.23	0.94%		6,003	0.95%		N/A		0.78%
9/30/14gg	12.03	0.04	0.67	0.71	-	-	-	12.74	5.90%	[b]	106	0.95%	[a]	N/A		0.68%	[a]
Class R3
3/31/17[r]	$11.45	$0.03	$1.11	$1.14	$(0.08)	$(0.82)	$(0.90)	$11.69	10.46%	[b]	$3,702	1.23%	[a]	N/A		0.60%	[a]
9/30/16	11.21	0.06	1.14	1.20	(0.11)	(0.85)	(0.96)	11.45	11.01%		3,159	1.21%		N/A		0.55%
9/30/15	12.73	0.06	0.04	0.10	(0.07)	(1.55)	(1.62)	11.21	0.66%		3,637	1.20%		N/A		0.51%
9/30/14gg	12.03	0.03	0.67	0.70	-	-	-	12.73	5.82%	[b]	106	1.20%	[a]	N/A		0.43%	[a]

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$13.81	$0.07	$1.86	$1.93	$(0.18)	$(0.34)	$(0.52)	$15.22	14.13%	[b]	$7,251		0.69%	[a]	N/A		0.98%	[a]
9/30/16	13.84	0.17	1.31	1.48	(0.12)	(1.39)	(1.51)	13.81	11.60%		3,642		0.71%		N/A		1.33%
9/30/15	15.78	0.13	0.44	0.57	(0.17)	(2.34)	(2.51)	13.84	2.63%		0	[f]	0.68%		N/A		0.84%
9/30/14gg	16.45	0.39	(1.06)	(0.67)	-	-	-	15.78	(4.07%	)[b]	4,801		0.66%	[a]	N/A		4.79%	[a]
Class R5
3/31/17[r]	$13.78	$0.06	$1.85	$1.91	$(0.16)	$(0.34)	$(0.50)	$15.19	14.06%	[b]	$64,236		0.79%	[a]	N/A		0.87%	[a]
9/30/16	13.82	0.15	1.30	1.45	(0.10)	(1.39)	(1.49)	13.78	11.40%		61,310		0.81%		N/A		1.16%
9/30/15	15.77	0.13	0.41	0.54	(0.15)	(2.34)	(2.49)	13.82	2.44%		58,840		0.79%		N/A		0.82%
9/30/14	14.92	0.17	0.83	1.00	(0.15)	-	(0.15)	15.77	6.75%		73,288		0.74%		N/A		1.04%
9/30/13	11.03	0.16	3.86	4.02	(0.13)	-	(0.13)	14.92	36.88%		83,213		0.73%		0.70%		1.23%
9/30/12[i]	9.77	0.09	1.24	1.33	(0.07)	-	(0.07)	11.03	13.78%	[b]	68,091		0.78%	[a]	0.69%	[a]	1.00%	[a]
10/31/11	9.15	0.07	0.62	0.69	(0.07)	-	(0.07)	9.77	7.53%		118,553		0.76%		0.69%		0.74%
Service Class
3/31/17[r]	$13.75	$0.06	$1.84	$1.90	$(0.15)	$(0.34)	$(0.49)	$15.16	14.00%	[b]	$15,321		0.89%	[a]	N/A		0.78%	[a]
9/30/16	13.81	0.14	1.29	1.43	(0.10)	(1.39)	(1.49)	13.75	11.23%		13,313		0.91%		N/A		1.08%
9/30/15	15.76	0.11	0.43	0.54	(0.15)	(2.34)	(2.49)	13.81	2.41%		6,927		0.89%		N/A		0.73%
9/30/14	14.92	0.16	0.82	0.98	(0.14)	-	(0.14)	15.76	6.60%		6,865		0.84%		N/A		0.98%
9/30/13	11.03	0.14	3.88	4.02	(0.13)	-	(0.13)	14.92	36.79%		2,627		0.83%		0.80%		1.15%
9/30/12[i]	9.76	0.09	1.23	1.32	(0.05)	-	(0.05)	11.03	13.65%	[b]	3,299		0.88%	[a]	0.79%	[a]	0.94%	[a]
10/31/11	9.14	0.06	0.62	0.68	(0.06)	-	(0.06)	9.76	7.45%		1,972		0.86%		0.79%		0.63%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	39%	57%	52%	66%	91%	79%[q]	96%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover rate excludes securities sold from redemptions in-kind. Securities sold from redemptions in-kind had no impact on portfolio turnover rate.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$13.68	$0.05	$1.84	$1.89	$(0.14)	$(0.34)	$(0.48)	$15.09	13.99%	[b]	$22,998	0.99%	[a]	N/A		0.69%	[a]
9/30/16	13.72	0.12	1.29	1.41	(0.06)	(1.39)	(1.45)	13.68	11.17%		17,641	1.01%		N/A		0.94%
9/30/15	15.68	0.10	0.41	0.51	(0.13)	(2.34)	(2.47)	13.72	2.25%		18,171	0.99%		N/A		0.64%
9/30/14	14.84	0.14	0.83	0.97	(0.13)	-	(0.13)	15.68	6.55%		17,595	0.95%		N/A		0.86%
9/30/13	10.98	0.13	3.85	3.98	(0.12)	-	(0.12)	14.84	36.60%		9,661	0.93%		0.90%		1.02%
9/30/12[i]	9.72	0.08	1.23	1.31	(0.05)	-	(0.05)	10.98	13.60%	[b]	5,928	0.98%	[a]	0.89%	[a]	0.83%	[a]
10/31/11	9.08	0.05	0.62	0.67	(0.03)	-	(0.03)	9.72	7.37%		2,534	0.96%		0.89%		0.54%
Class A
3/31/17[r]	$13.42	$0.03	$1.80	$1.83	$(0.10)	$(0.34)	$(0.44)	$14.81	13.82%	[b]	$72,024	1.24%	[a]	N/A		0.43%	[a]
9/30/16	13.49	0.09	1.26	1.35	(0.03)	(1.39)	(1.42)	13.42	10.88%		69,495	1.26%		N/A		0.70%
9/30/15	15.43	0.06	0.42	0.48	(0.08)	(2.34)	(2.42)	13.49	2.04%		66,359	1.24%		N/A		0.38%
9/30/14	14.62	0.09	0.81	0.90	(0.09)	-	(0.09)	15.43	6.19%		70,281	1.19%		N/A		0.60%
9/30/13	10.80	0.10	3.80	3.90	(0.08)	-	(0.08)	14.62	36.40%		77,201	1.18%		1.15%		0.77%
9/30/12[i]	9.56	0.05	1.21	1.26	(0.02)	-	(0.02)	10.80	13.25%	[b]	58,551	1.23%	[a]	1.14%	[a]	0.50%	[a]
10/31/11	8.95	0.03	0.61	0.64	(0.03)	-	(0.03)	9.56	7.13%		58,004	1.21%		1.14%		0.30%
Class R4
3/31/17[r]	$13.36	$0.04	$1.80	$1.84	$(0.15)	$(0.34)	$(0.49)	$14.71	13.83%	[b]	$7,973	1.14%	[a]	N/A		0.55%	[a]
9/30/16	13.48	0.10	1.27	1.37	(0.10)	(1.39)	(1.49)	13.36	11.06%		4,467	1.16%		N/A		0.75%
9/30/15	15.44	0.12	0.38	0.50	(0.12)	(2.34)	(2.46)	13.48	2.17%		571	1.14%		N/A		0.84%
9/30/14gg	16.14	0.04	(0.74)	(0.70)	-	-	-	15.44	(4.34%	)[b]	96	1.11%	[a]	N/A		0.46%	[a]
Class R3
3/31/17[r]	$13.32	$0.02	$1.78	$1.80	$(0.11)	$(0.34)	$(0.45)	$14.67	13.67%	[b]	$7,920	1.39%	[a]	N/A		0.30%	[a]
9/30/16	13.46	0.07	1.25	1.32	(0.07)	(1.39)	(1.46)	13.32	10.72%		5,524	1.41%		N/A		0.51%
9/30/15	15.42	0.07	0.40	0.47	(0.09)	(2.34)	(2.43)	13.46	1.97%		1,245	1.39%		N/A		0.45%
9/30/14gg	16.14	0.02	(0.74)	(0.72)	-	-	-	15.42	(4.46%	)[b]	96	1.36%	[a]	N/A		0.21%	[a]

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$13.47	$0.03	$1.34	$1.37	$(0.18)	$(0.38)	$(0.56)	$14.28	10.64%	[b]	$30,869	0.86%	[a]	N/A		0.45%	[a]
9/30/16	13.94	0.11	0.66	0.77	(0.14)	(1.10)	(1.24)	13.47	5.50%		16,576	0.85%		N/A		0.85%
9/30/15	15.11	0.18	(0.46)	(0.28)	(0.19)	(0.70)	(0.89)	13.94	(1.92%	)	1,044	0.84%		N/A		1.16%
9/30/14gg	14.85	0.13	0.13	0.26	-	-	-	15.11	1.75%	[b]	102	0.84%	[a]	N/A		1.75%	[a]
Class R5
3/31/17[r]	$13.46	$0.01	$1.37	$1.38	$(0.17)	$(0.38)	$(0.55)	$14.29	10.67%	[b]	$109,287	0.96%	[a]	N/A		0.18%	[a]
9/30/16	13.93	0.12	0.63	0.75	(0.12)	(1.10)	(1.22)	13.46	5.37%		125,171	0.95%		N/A		0.89%
9/30/15	15.11	0.15	(0.46)	(0.31)	(0.17)	(0.70)	(0.87)	13.93	(2.07%	)	166,316	0.94%		N/A		0.99%
9/30/14	13.99	0.15	1.25	1.40	(0.16)	(0.12)	(0.28)	15.11	10.18%		206,074	0.99%		0.91%		0.99%
9/30/13	11.19	0.16	2.79	2.95	(0.15)	-	(0.15)	13.99	26.55%		213,577	1.05%		0.89%		1.28%
9/30/12[i]	10.55	0.14	0.65	0.79	(0.15)	-	(0.15)	11.19	7.74%	[b]	195,534	1.05%	[a]	0.89%	[a]	1.44%	[a]
10/31/11	10.67	0.14	(0.10)	0.04	(0.16)	-	(0.16)	10.55	0.37%		202,981	1.04%		0.89%		1.27%
Service Class
3/31/17[r]	$13.35	$0.01	$1.35	$1.36	$(0.15)	$(0.38)	$(0.53)	$14.18	10.60%	[b]	$23,234	1.06%	[a]	N/A		0.09%	[a]
9/30/16	13.83	0.11	0.62	0.73	(0.11)	(1.10)	(1.21)	13.35	5.28%		28,699	1.05%		N/A		0.87%
9/30/15	15.01	0.14	(0.46)	(0.32)	(0.16)	(0.70)	(0.86)	13.83	(2.15%	)	30,582	1.04%		N/A		0.95%
9/30/14	13.90	0.15	1.22	1.37	(0.14)	(0.12)	(0.26)	15.01	9.96%		14,038	1.05%		1.03%		0.99%
9/30/13	11.12	0.14	2.78	2.92	(0.14)	-	(0.14)	13.90	26.47%		8,558	1.08%		1.03%		1.13%
9/30/12[i]	10.48	0.12	0.65	0.77	(0.13)	-	(0.13)	11.12	7.58%	[b]	7,389	1.08%	[a]	1.03%	[a]	1.29%	[a]
10/31/11	10.61	0.13	(0.10)	0.03	(0.16)	-	(0.16)	10.48	0.21%		7,000	1.07%		1.03%		1.13%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	14%	25%	32%	27%	28%	27%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$13.44	$0.00 [d]	$1.36	$1.36	$(0.14)	$(0.38)	$(0.52)	$14.28	10.53%	[b]	$97,342	1.16%	[a]	N/A		0.01%	[a]
9/30/16	13.91	0.09	0.63	0.72	(0.09)	(1.10)	(1.19)	13.44	5.15%		99,085	1.15%		N/A		0.68%
9/30/15	15.08	0.12	(0.45)	(0.33)	(0.14)	(0.70)	(0.84)	13.91	(2.23%	)	120,753	1.14%		N/A		0.79%
9/30/14	13.96	0.11	1.25	1.36	(0.12)	(0.12)	(0.24)	15.08	9.87%		136,272	1.18%		1.14%		0.77%
9/30/13	11.17	0.13	2.79	2.92	(0.13)	-	(0.13)	13.96	26.30%		128,755	1.23%		1.14%		1.01%
9/30/12[i]	10.53	0.11	0.65	0.76	(0.12)	-	(0.12)	11.17	7.42%	[b]	109,534	1.23%	[a]	1.14%	[a]	1.19%	[a]
10/31/11	10.64	0.11	(0.08)	0.03	(0.14)	-	(0.14)	10.53	0.11%		118,025	1.22%		1.14%		1.03%
Class A
3/31/17[r]	$13.29	$(0.02)	$1.36	$1.34	$(0.10)	$(0.38)	$(0.48)	$14.15	10.44%	[b]	$30,561	1.41%	[a]	N/A		(0.24%	)[a]
9/30/16	13.77	0.06	0.61	0.67	(0.05)	(1.10)	(1.15)	13.29	4.85%		32,200	1.40%		N/A		0.44%
9/30/15	14.92	0.08	(0.44)	(0.36)	(0.09)	(0.70)	(0.79)	13.77	(2.44%	)	40,690	1.39%		N/A		0.54%
9/30/14	13.82	0.07	1.24	1.31	(0.09)	(0.12)	(0.21)	14.92	9.54%		46,399	1.43%		1.41%		0.48%
9/30/13	11.06	0.09	2.76	2.85	(0.09)	-	(0.09)	13.82	25.94%		48,500	1.48%		1.43%		0.72%
9/30/12[i]	10.42	0.09	0.64	0.73	(0.09)	-	(0.09)	11.06	7.11%	[b]	41,351	1.48%	[a]	1.43%	[a]	0.92%	[a]
10/31/11	10.54	0.08	(0.09)	(0.01)	(0.11)	-	(0.11)	10.42	(0.11%	)	37,485	1.47%		1.43%		0.73%
Class R4
3/31/17[r]	$13.21	$(0.01)	$1.34	$1.33	$(0.14)	$(0.38)	$(0.52)	$14.02	10.43%	[b]	$4,712	1.31%	[a]	N/A		(0.15%	)[a]
9/30/16	13.74	0.09	0.61	0.70	(0.13)	(1.10)	(1.23)	13.21	5.05%		4,322	1.30%		N/A		0.73%
9/30/15	14.93	0.12	(0.48)	(0.36)	(0.13)	(0.70)	(0.83)	13.74	(2.44%	)	729	1.29%		N/A		0.79%
9/30/14gg	14.70	0.10	0.13	0.23	-	-	-	14.93	1.56%	[b]	102	1.29%	[a]	N/A		1.30%	[a]
Class R3
3/31/17[r]	$13.27	$(0.03)	$1.35	$1.32	$(0.10)	$(0.38)	$(0.48)	$14.11	10.32%	[b]	$8,790	1.56%	[a]	N/A		(0.39%	)[a]
9/30/16	13.79	0.05	0.61	0.66	(0.08)	(1.10)	(1.18)	13.27	4.78%		8,702	1.55%		N/A		0.42%
9/30/15	14.97	0.05	(0.43)	(0.38)	(0.10)	(0.70)	(0.80)	13.79	(2.63%	)	2,905	1.54%		N/A		0.36%
9/30/14	13.86	0.07	1.24	1.31	(0.08)	(0.12)	(0.20)	14.97	9.49%		1,523	1.64%		1.53%		0.48%
9/30/13	11.10	0.08	2.77	2.85	(0.09)	-	(0.09)	13.86	25.81%		1,235	1.78%		1.52%		0.63%
9/30/12[i]	10.46	0.08	0.64	0.72	(0.08)	-	(0.08)	11.10	7.07%	[b]	930	1.78%	[a]	1.52%	[a]	0.83%	[a]
10/31/11	10.58	0.07	(0.09)	(0.02)	(0.10)	-	(0.10)	10.46	(0.33%	)	828	1.77%		1.52%		0.64%

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.97	$0.07	$0.12	$0.19	$(0.15)	$(0.17)	$(0.32)	$11.84	1.84%	[b]	$204,629	0.96%	[a]	0.94%	[a]	1.24%	[a]
9/30/16	11.55	0.15	0.85	1.00	(0.14)	(0.44)	(0.58)	11.97	8.86%		195,019	0.95%		0.94%		1.30%
9/30/15	14.39	0.18	(0.60)	(0.42)	(0.18)	(2.24)	(2.42)	11.55	(3.02%	)	169,842	0.96%		N/A		1.42%
9/30/14gg	15.47	0.14	(1.22)	(1.08)	-	-	-	14.39	(6.98%	)[b]	64,208	0.96%	[a]	N/A		1.83%	[a]
Class R5
3/31/17[r]	$11.97	$0.06	$0.12	$0.18	$(0.14)	$(0.17)	$(0.31)	$11.84	1.72%	[b]	$200,638	1.06%	[a]	1.04%	[a]	1.11%	[a]
9/30/16	11.54	0.14	0.85	0.99	(0.12)	(0.44)	(0.56)	11.97	8.83%		221,320	1.05%		1.04%		1.18%
9/30/15	14.38	0.13	(0.57)	(0.44)	(0.16)	(2.24)	(2.40)	11.54	(3.17%	)	251,687	1.06%		N/A		1.05%
9/30/14	15.92	0.15	(0.16)	(0.01)	(0.19)	(1.34)	(1.53)	14.38	(0.32%	)	351,818	1.06%		N/A		0.97%
9/30/13	13.20	0.21	3.14	3.35	(0.20)	(0.43)	(0.63)	15.92	26.22%		445,260	1.07%		N/A		1.46%
9/30/12[i]	13.95	0.18	0.71	0.89	(0.23)	(1.41)	(1.64)	13.20	8.60%	[b]	396,711	1.07%	[a]	N/A		1.52%	[a]
10/31/11	13.94	0.16	(0.01)	0.15	(0.14)	-	(0.14)	13.95	1.08%		554,169	1.07%		N/A		1.10%
Service Class
3/31/17[r]	$11.93	$0.06	$0.12	$0.18	$(0.13)	$(0.17)	$(0.30)	$11.81	1.72%	[b]	$17,963	1.16%	[a]	1.14%	[a]	1.07%	[a]
9/30/16	11.51	0.13	0.84	0.97	(0.11)	(0.44)	(0.55)	11.93	8.66%		22,510	1.15%		1.14%		1.09%
9/30/15	14.34	0.13	(0.57)	(0.44)	(0.15)	(2.24)	(2.39)	11.51	(3.20%	)	21,741	1.16%		N/A		1.03%
9/30/14	15.90	0.14	(0.17)	(0.03)	(0.19)	(1.34)	(1.53)	14.34	(0.46%	)	23,473	1.12%		N/A		0.88%
9/30/13	13.18	0.20	3.15	3.35	(0.20)	(0.43)	(0.63)	15.90	26.23%		25,987	1.10%		N/A		1.42%
9/30/12[i]	13.94	0.19	0.69	0.88	(0.23)	(1.41)	(1.64)	13.18	8.58%	[b]	21,882	1.10%	[a]	N/A		1.62%	[a]
10/31/11	13.92	0.16	(0.02)	0.14	(0.12)	-	(0.12)	13.94	1.00%		19,430	1.10%		N/A		1.10%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	22%	36%	45%	76%	56%	36%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$11.87	$0.05	$0.11	$0.16	$(0.11)	$(0.17)	$(0.28)	$11.75	1.61%	[b]	$20,292	1.26%	[a]	1.24%	[a]	0.96%	[a]
9/30/16	11.45	0.11	0.85	0.96	(0.10)	(0.44)	(0.54)	11.87	8.59%		18,407	1.25%		1.24%		0.97%
9/30/15	14.27	0.12	(0.56)	(0.44)	(0.14)	(2.24)	(2.38)	11.45	(3.28%	)	19,307	1.26%		N/A		0.96%
9/30/14	15.82	0.13	(0.18)	(0.05)	(0.16)	(1.34)	(1.50)	14.27	(0.57%	)	18,339	1.25%		N/A		0.86%
9/30/13	13.13	0.19	3.11	3.30	(0.18)	(0.43)	(0.61)	15.82	25.96%		18,017	1.25%		N/A		1.31%
9/30/12[i]	13.82	0.17	0.70	0.87	(0.15)	(1.41)	(1.56)	13.13	8.46%	[b]	15,173	1.25%	[a]	N/A		1.47%	[a]
10/31/11	13.81	0.14	(0.01)	0.13	(0.12)	-	(0.12)	13.82	0.91%		12,331	1.25%		N/A		0.94%
Class A
3/31/17[r]	$11.52	$0.04	$0.11	$0.15	$(0.08)	$(0.17)	$(0.25)	$11.42	1.52%	[b]	$38,747	1.51%	[a]	1.49%	[a]	0.65%	[a]
9/30/16	11.12	0.08	0.83	0.91	(0.07)	(0.44)	(0.51)	11.52	8.34%		42,907	1.50%		1.49%		0.72%
9/30/15	13.94	0.08	(0.56)	(0.48)	(0.10)	(2.24)	(2.34)	11.12	(3.54%	)	47,166	1.51%		N/A		0.65%
9/30/14	15.48	0.09	(0.17)	(0.08)	(0.12)	(1.34)	(1.46)	13.94	(0.77%	)	53,155	1.50%		N/A		0.58%
9/30/13	12.85	0.14	3.06	3.20	(0.14)	(0.43)	(0.57)	15.48	25.70%		56,137	1.50%		N/A		1.04%
9/30/12[i]	13.62	0.13	0.68	0.81	(0.17)	(1.41)	(1.58)	12.85	8.16%	[b]	46,292	1.50%	[a]	N/A		1.20%	[a]
10/31/11	13.62	0.09	(0.00)[d]	0.09	(0.09)	-	(0.09)	13.62	0.63%		47,318	1.50%		N/A		0.65%
Class R4
3/31/17[r]	$11.47	$0.04	$0.12	$0.16	$(0.12)	$(0.17)	$(0.29)	$11.34	1.66%	[b]	$7,979	1.41%	[a]	1.39%	[a]	0.82%	[a]
9/30/16	11.11	0.14	0.77	0.91	(0.11)	(0.44)	(0.55)	11.47	8.42%		3,648	1.40%		1.39%		1.28%
9/30/15	13.94	0.09	(0.55)	(0.46)	(0.13)	(2.24)	(2.37)	11.11	(3.46%	)	349	1.41%		N/A		0.73%
9/30/14gg	15.03	0.11	(1.20)	(1.09)	-	-	-	13.94	(7.25%	)[b]	93	1.41%	[a]	N/A		1.47%	[a]
Class R3
3/31/17[r]	$11.43	$0.02	$0.13	$0.15	$(0.10)	$(0.17)	$(0.27)	$11.31	1.49%	[b]	$7,456	1.66%	[a]	1.64%	[a]	0.46%	[a]
9/30/16	11.09	0.09	0.80	0.89	(0.11)	(0.44)	(0.55)	11.43	8.24%		3,618	1.65%		1.64%		0.82%
9/30/15	13.93	0.05	(0.54)	(0.49)	(0.11)	(2.24)	(2.35)	11.09	(3.76%	)	524	1.66%		N/A		0.41%
9/30/14gg	15.03	0.09	(1.19)	(1.10)	-	-	-	13.93	(7.32%	)[b]	93	1.66%	[a]	N/A		1.22%	[a]

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.79	$0.00 [d]	$0.52	$0.52	$(0.12)	$-	$(0.12)	$11.19	4.89%	[b]	$188,373	1.29%	[a]	1.05%	[a]	0.01%	[a]
9/30/16	9.19	0.07	1.61	1.68	(0.08)	-	(0.08)	10.79	18.36%		204,626	1.31%		1.05%		0.69%
9/30/15	12.11	0.09	(2.87)	(2.78)	(0.14)	-	(0.14)	9.19	(23.13%	)	127,823	1.37%		1.05%		0.77%
9/30/14	11.68	0.08	0.50	0.58	(0.15)	-	(0.15)	12.11	5.01%		140,584	1.34%		1.02%		0.68%
9/30/13	12.03	0.16	(0.41)	(0.25)	(0.10)	-	(0.10)	11.68	(2.10%	)	115,463	1.23%		0.99%		1.30%
9/30/12[i]	14.09	0.12	(0.28)	(0.16)	(0.16)	(1.74)	(1.90)	12.03	0.51%	[b]	134,793	1.24%	[a]	0.99%	[a]	1.11%	[a]
10/31/11[h]	15.70	0.20	(1.81)	(1.61)	-	-	-	14.09	(10.25%	)[b]	92,878	1.26%	[a]	0.99%	[a]	1.98%	[a]
Class R5
3/31/17[r]	$10.94	$(0.00)[d]	$0.52	$0.52	$(0.11)	$-	$(0.11)	$11.35	4.88%	[b]	$3,365	1.39%	[a]	1.15%	[a]	(0.08%	)[a]
9/30/16	9.30	0.04	1.65	1.69	(0.05)	-	(0.05)	10.94	18.22%		3,148	1.41%		1.15%		0.38%
9/30/15	12.24	0.08	(2.89)	(2.81)	(0.13)	-	(0.13)	9.30	(23.20%	)	7,389	1.47%		1.15%		0.67%
9/30/14	11.81	0.07	0.49	0.56	(0.13)	-	(0.13)	12.24	4.88%		8,869	1.47%		1.15%		0.55%
9/30/13	12.17	0.15	(0.42)	(0.27)	(0.09)	-	(0.09)	11.81	(2.29%	)	7,008	1.39%		1.15%		1.22%
9/30/12[i]	14.07	0.05	(0.21)	(0.16)	-	(1.74)	(1.74)	12.17	0.36%	[b]	6,110	1.40%	[a]	1.15%	[a]	0.43%	[a]
10/31/11	17.79	0.16	(2.30)	(2.14)	(0.05)	(1.53)	(1.58)	14.07	(13.17%	)	51,005	1.34%		1.15%		1.01%
Service Class
3/31/17[r]	$10.78	$(0.02)	$0.52	$0.50	$(0.10)	$-	$(0.10)	$11.18	4.77%	[b]	$349	1.49%	[a]	1.25%	[a]	(0.31%	)[a]
9/30/16	9.17	0.04	1.63	1.67	(0.06)	-	(0.06)	10.78	18.27%		8,238	1.51%		1.25%		0.43%
9/30/15	12.09	0.07	(2.87)	(2.80)	(0.12)	-	(0.12)	9.17	(23.23%	)	7,015	1.57%		1.25%		0.63%
9/30/14	11.66	0.06	0.49	0.55	(0.12)	-	(0.12)	12.09	4.75%		256	1.57%		1.25%		0.46%
9/30/13	12.01	0.13	(0.40)	(0.27)	(0.08)	-	(0.08)	11.66	(2.34%	)	206	1.49%		1.25%		1.06%
9/30/12[i]	14.06	0.09	(0.28)	(0.19)	(0.12)	(1.74)	(1.86)	12.01	0.23%	[b]	203	1.50%	[a]	1.25%	[a]	0.86%	[a]
10/31/11	17.77	0.18	(2.32)	(2.14)	(0.04)	(1.53)	(1.57)	14.06	(13.22%	)	188	1.46%		1.25%		1.13%

	Six months ended March 31, 2017[b,r]	Year ended September 30				Period ended September 30, 2012[b,i]	Year ended October 31
		2016	2015	2014	2013		2011
Portfolio turnover rate	23%	33%	40%	108%	75%	76%	84%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$10.84	$(0.01)	$0.52	$0.51	$(0.11)	$-	$(0.11)	$11.24	4.78%	[b]	$1,355		1.59%	[a]	1.35%	[a]	(0.25%	)[a]
9/30/16	9.23	0.04	1.62	1.66	(0.05)	-	(0.05)	10.84	18.02%		677		1.61%		1.35%		0.42%
9/30/15	12.15	0.06	(2.88)	(2.82)	(0.10)	-	(0.10)	9.23	(23.32%	)	431		1.67%		1.35%		0.54%
9/30/14	11.72	0.07	0.47	0.54	(0.11)	-	(0.11)	12.15	4.61%		409		1.68%		1.37%		0.59%
9/30/13	12.09	0.13	(0.43)	(0.30)	(0.07)	-	(0.07)	11.72	(2.50%	)	98		1.64%		1.40%		1.09%
9/30/12[i]	14.02	0.15	(0.34)	(0.19)	-	(1.74)	(1.74)	12.09	0.12%	[b]	63		1.65%	[a]	1.40%	[a]	1.37%	[a]
10/31/11	17.73	0.12	(2.28)	(2.16)	(0.02)	(1.53)	(1.55)	14.02	(13.34%	)	0	[f]	1.57%		1.39%		0.71%
Class A
3/31/17[r]	$10.74	$(0.03)	$0.53	$0.50	$(0.02)	$-	$(0.02)	$11.22	4.69%	[b]	$102		1.84%	[a]	1.60%	[a]	(0.53%	)[a]
9/30/16	9.13	0.01	1.60	1.61	(0.00)[d]	-	(0.00)[d]	10.74	17.68%		95		1.86%		1.60%		0.11%
9/30/15	12.04	0.00 [d]	(2.81)	(2.81)	(0.10)	-	(0.10)	9.13	(23.47%	)	190		1.92%		1.60%		0.02%
9/30/14	11.61	(0.01)	0.51	0.50	(0.07)	-	(0.07)	12.04	4.36%		470		1.94%		1.62%		(0.05%	)
9/30/13	11.94	0.08	(0.41)	(0.33)	-	-	-	11.61	(2.76%	)	336		1.89%		1.65%		0.63%
9/30/12[i]	13.95	0.05	(0.28)	(0.23)	(0.04)	(1.74)	(1.78)	11.94	(0.19%	)[b]	379		1.90%	[a]	1.65%	[a]	0.50%	[a]
10/31/11	17.68	0.10	(2.30)	(2.20)	-	(1.53)	(1.53)	13.95	(13.60%	)	396		1.85%		1.65%		0.64%
Class R4
3/31/17[r]	$10.72	$(0.02)	$0.52	$0.50	$(0.10)	$-	$(0.10)	$11.12	4.78%	[b]	$839		1.74%	[a]	1.50%	[a]	(0.41%	)[a]
9/30/16	9.14	0.02	1.61	1.63	(0.05)	-	(0.05)	10.72	17.87%		599		1.76%		1.50%		0.23%
9/30/15	12.05	0.03	(2.84)	(2.81)	(0.10)	-	(0.10)	9.14	(23.45%	)	112		1.82%		1.50%		0.27%
9/30/14gg	11.64	0.05	0.36	0.41	-	-	-	12.05	3.52%	[b]	103		1.82%	[a]	1.50%	[a]	0.76%	[a]
Class R3
3/31/17[r]	$10.70	$(0.04)	$0.52	$0.48	$(0.08)	$-	$(0.08)	$11.10	4.53%	[b]	$768		1.99%	[a]	1.75%	[a]	(0.68%	)[a]
9/30/16	9.12	0.00 [d]	1.61	1.61	(0.03)	-	(0.03)	10.70	17.66%		642		2.01%		1.75%		0.04%
9/30/15	12.03	0.03	(2.86)	(2.83)	(0.08)	-	(0.08)	9.12	(23.57%	)	184		2.07%		1.75%		0.24%
9/30/14gg	11.64	0.03	0.36	0.39	-	-	-	12.03	3.35%	[b]	103		2.07%	[a]	1.75%	[a]	0.51%	[a]

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 15 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s NAV generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded

Notes to Financial Statements (Unaudited) (Continued)

on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2017. The Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$268,558,301	$-		$268,558,301
Municipal Obligations	-	220,562	-		220,562
Non-U.S. Government Agency Obligations	-	219,246,252	288,734	**	219,534,986
U.S. Government Agency Obligations and Instrumentalities	-	40,144,835	-		40,144,835
U.S. Treasury Obligations	-	56,023,546	-		56,023,546
Purchased Options	-	1,142,104	-		1,142,104
Short-Term Investments	-	8,532,907	-		8,532,907

Total Investments	$-	$593,868,507	$288,734		$594,157,241

Asset Derivatives
Futures Contracts	$277,514	$-	$-		$277,514

Liability Derivatives
Futures Contracts	$(37,560)	$-	$-		$(37,560)
Swap Agreements	-	(492,790)	-		(492,790)

Total	$(37,560)	$(492,790)	$-		$(530,350)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$11,548,567	$-		$11,548,567
Municipal Obligations	-	149,982	-		149,982
Non-U.S. Government Agency Obligations	-	114,473,138	-		114,473,138
U.S. Government Agency Obligations and Instrumentalities	-	2,220,141	-		2,220,141
U.S. Treasury Obligations	-	257,808,086	-		257,808,086
Purchased Options	-	585,078	-		585,078
Short-Term Investments	-	129,124,733	-		129,124,733

Total Investments	$-	$515,909,725	$-		$515,909,725

Asset Derivatives
Futures Contracts	$56	$-	$-		$56
Swap Agreements	-	407,520	-		407,520

Total	$56	$407,520	$-		$407,576

Liability Derivatives
Futures Contracts	$(29,336)	$-	$-		$(29,336)
Swap Agreements	-	(357,477)	-		(357,477)

Total	$(29,336)	$(357,477)	$-		$(386,813)

Core Bond Fund
Asset Investments
Preferred Stock	$3,455,400	$-	$-		$3,455,400
Corporate Debt	-	441,300,755	-		441,300,755
Municipal Obligations	-	6,784,122	-		6,784,122
Non-U.S. Government Agency Obligations	-	348,572,860	557,782	**	349,130,642
Sovereign Debt Obligations	-	11,598,399	-		11,598,399
U.S. Government Agency Obligations and Instrumentalities	-	274,346,541	-		274,346,541
U.S. Treasury Obligations	-	69,981,359	-		69,981,359
Purchased Options	-	2,306,248	-		2,306,248
Short-Term Investments	-	139,154,403	-		139,154,403

Total Investments	$3,455,400	$1,294,044,687	$557,782		$1,298,057,869

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Core Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$741,224	$-	$-		$741,224

Liability Derivatives
Swap Agreements	$-	$(1,300,227)	$-		$(1,300,227)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$807	**	$807
Preferred Stock	265,800	-	-		265,800
Corporate Debt	-	82,013,536	-		82,013,536
Municipal Obligations	-	406,914	-		406,914
Non-U.S. Government Agency Obligations	-	56,309,039	52,497	**	56,361,536
Sovereign Debt Obligations	-	1,559,735	-		1,559,735
U.S. Government Agency Obligations and Instrumentalities	-	36,611,033	-		36,611,033
U.S. Treasury Obligations	-	7,426,508	-		7,426,508
Purchased Options	-	769,417	-		769,417
Warrants	-	-	4,500	**	4,500
Short-Term Investments	-	25,787,282	-		25,787,282

Total Investments	$265,800	$210,883,464	$57,804		$211,207,068

Asset Derivatives
Forward Contracts	$-	$219,035	$-		$219,035
Futures Contracts	120,923	-	-		120,923

Total	$120,923	$219,035	$-		$339,958

Liability Derivatives
Forward Contracts	$-	$(46,095)	$-		$(46,095)
Futures Contracts	(23,209)	-	-		(23,209)
Swap Agreements	-	(180,158)	-		(180,158)

Total	$(23,209)	$(226,253)	$-		$(249,462)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$9,899	**	$9,899
Preferred Stock	-	-	925,318	**	925,318
Bank Loans	-	25,412,663	-		25,412,663
Corporate Debt	-	419,554,143	-		419,554,143
Short-Term Investments	-	6,899,986	-		6,899,986

Total Investments	$-	$451,866,792	$935,217		$452,802,009

Balanced Fund
Asset Investments
Common Stock	$77,688,563	$-	$-		$77,688,563
Preferred Stock	132,900	-	-		132,900
Corporate Debt	-	12,551,960	-		12,551,960
Municipal Obligations	-	213,113	-		213,113
Non-U.S. Government Agency Obligations	-	10,347,848	-		10,347,848
Sovereign Debt Obligations	-	424,107	-		424,107
U.S. Government Agency Obligations and Instrumentalities	-	7,818,973	-		7,818,973
U.S. Treasury Obligations	-	1,474,786	-		1,474,786
Mutual Funds	11,015,261	-	-		11,015,261

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Balanced Fund (Continued)
Purchased Options	$-	$70,129	$-		$70,129
Rights	-	-	4,050	**	4,050
Short-Term Investments	-	5,034,022	-		5,034,022

Total Investments	$88,836,724	$37,934,938	$4,050		$126,775,712

Asset Derivatives
Futures Contracts	$67,668	$-	$-		$67,668

Liability Derivatives
Swap Agreements	$-	$(35,106)	$-		$(35,106)

Disciplined Value Fund
Asset Investments
Common Stock	$202,037,546	$-	$-		$202,037,546
Mutual Funds	4,999,890	-	-		4,999,890
Rights	-	-	9,858	**	9,858
Short-Term Investments	-	5,266,783	-		5,266,783

Total Investments	$207,037,436	$5,266,783	$9,858		$212,314,077

Main Street Fund
Asset Investments
Common Stock*	$133,347,446	$1,718,958	$-		$135,066,404
Mutual Funds	2,186,166	-	-		2,186,166
Short-Term Investments	-	1,532,507	-		1,532,507

Total Investments	$135,533,612	$3,251,465	$-		$138,785,077

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$4,400,385	$-	$-		$4,400,385
Denmark	-	7,403,025	-		7,403,025
France	-	17,530,849	-		17,530,849
Germany	-	15,744,080	-		15,744,080
India	3,967,266	7,514,681	-		11,481,947
Italy	-	3,372,114	-		3,372,114
Japan	-	42,642,851	-		42,642,851
Netherlands	-	8,783,392	-		8,783,392
Spain	-	9,830,664	-		9,830,664
Sweden	-	4,346,370	-		4,346,370
Switzerland	-	9,426,232	-		9,426,232
United Kingdom	2,188,032	17,180,011	-		19,368,043
United States	137,486,366	-	-		137,486,366
Preferred Stock*
Germany	-	5,459,180	-		5,459,180
India	163,060	-	-		163,060
Mutual Funds	20,545,331	-	-		20,545,331
Short-Term Investments	-	202,917	-		202,917

Total Investments	$168,750,440	$149,436,366	$-		$318,186,806

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$13,535,383	$-		$13,535,383
Belgium	-	3,536,822	-		3,536,822
Canada	24,917,256	-	-		24,917,256
Denmark	-	39,990,524	-		39,990,524
Finland	-	5,013,958	-		5,013,958
France	-	72,953,770	-		72,953,770
Germany	-	28,516,394	-		28,516,394
India	2,834,001	7,207,336	-		10,041,337
Ireland	-	5,055,227	-		5,055,227
Japan	-	39,636,730	-		39,636,730
Luxembourg	-	4,267,339	-		4,267,339
Netherlands	-	40,820,557	-		40,820,557
Panama	7,827,372	-	-		7,827,372
South Africa	-	3,945,442	-		3,945,442
Spain	-	24,455,963	-		24,455,963
Sweden	-	10,638,621	-		10,638,621
Switzerland	-	52,430,713	-		52,430,713
Thailand	-	4,678,792	-		4,678,792
United Kingdom	-	94,600,941	-		94,600,941
Preferred Stock*
India	95,082	-	-		95,082
Mutual Funds	10,729,905	-	-		10,729,905
Warrants	-	-	-	+**	-

Total Investments	$46,403,616	$451,284,512	$-		$497,688,128

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$516,027	$3,503,444	$-		$4,019,471
Brazil	3,384,288	7,938,860	-		11,323,148
Cayman Islands	22,911,001	13,421,817	-		36,332,818
China	-	2,397,412	-		2,397,412
Colombia	2,598,177	-	-		2,598,177
Egypt	-	986,442	-		986,442
France	-	5,762,984	-		5,762,984
Hong Kong	-	6,972,993	-		6,972,993
India	-	29,544,629	-		29,544,629
Indonesia	-	4,445,773	-		4,445,773
Italy	-	3,146,321	-		3,146,321
Japan	-	2,525,214	-		2,525,214
Malaysia	-	3,501,646	-		3,501,646
Mexico	9,652,724	-	-		9,652,724
Nigeria	-	943,422	-		943,422
Philippines	-	6,909,917	-		6,909,917
Poland	-	2,598,245	-		2,598,245
Republic of Korea	-	6,100,920	-		6,100,920
Russia	-	17,071,590	-		17,071,590
South Africa	-	1,070,769	-		1,070,769

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Spain	$-	$645,087	$-	$645,087
Taiwan	-	10,618,016	-	10,618,016
Thailand	-	888,370	-	888,370
Turkey	-	1,969,761	-	1,969,761
United Arab Emirates	-	3,959,199	-	3,959,199
United Kingdom	-	5,994,388	-	5,994,388
United States	1,831,648	-	-	1,831,648
Preferred Stock*
Brazil	-	2,921,869	-	2,921,869
India	89,196	-	-	89,196
Mutual Funds	2,794,405	-	-	2,794,405
Rights	-	1,047,659	-	1,047,659
Warrants	-	2,079	-	2,079
Short-Term Investments	-	12,551,785	-	12,551,785

Total Investments	$43,777,466	$159,440,611	$-	$203,218,077

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.
+	Represents a security at $0 value as of March 31, 2017.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2017.

Statements of Assets and Liabilities location:	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond	High Yield Fund	Balanced Fund	Main Street Fund
Receivables from:
Investments sold on a when-issued basis			X	X		X
Collateral pledged for reverse repurchase agreements		X
Collateral pledged for open derivative instruments						X

Payables from:
Reverse repurchase agreements		X
Investments purchased on a when-issued basis	X		X	X	X	X
Collateral held for open derivative instruments		X		X
Collateral held for when-issued securities			X
Due to custodian				X			X

Statements of Assets and Liabilities location:	Value Fund	Main Street Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Payables from:
Securities on loan	X	X	X	X	X	X

Notes to Financial Statements (Unaudited) (Continued)

The Strategic Emerging Markets Fund had transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2017; however, none of the transfers individually or collectively had a material impact on the Fund.

The Funds had no transfers in or out of Level 3 of the fair value hierarchy during the period ended March 31, 2017.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2017, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond	Inflation- Protected And Income	Core Bond	Diversified Bond	Balanced
Foreign Currency Transactions*
Hedging/Risk Management	A		A	A	A
Directional Exposures to Currencies	M		A	M	A
Intention to Create Investment Leverage in Portfolio	M		M	M	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A		A
Duration Management		A		A
Asset/Liability Management		M		M
Substitution for Direct Investment		M		M
Intention to Create Investment Leverage in Portfolio		M		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond	Inflation- Protected And Income	Core Bond	Diversified Bond	Balanced

Options
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2017, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$1,142,104	$1,142,104
Futures Contracts^^	-	-	-	277,514	277,514

Total Value	$-	$-	$-	$1,419,618	$1,419,618

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(37,560)	$(37,560)
Swap Agreements^	(386,135)	-	-	-	(386,135)
Swap Agreements^^,^^^	(106,655)	-	-	-	(106,655)

Total Value	$(492,790)	$-	$-	$(37,560)	$(530,350)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$44,307	$-	$44,307
Futures Contracts	-	-	-	2,247,268	2,247,268
Swap Agreements	(61,955)	-	-	-	(61,955)

Total Realized Gain (Loss)	$(61,955)	$-	$44,307	$2,247,268	$2,229,620

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(46,688)	$(46,688)
Forward Contracts	-	-	(44,307)	-	(44,307)
Futures Contracts	-	-	-	405,051	405,051
Swap Agreements	(78,808)	-	-	-	(78,808)

Total Change in Appreciation (Depreciation)	$(78,808)	$-	$(44,307)	$358,363	$235,248

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$585,078	$585,078
Futures Contracts^^	-	-	-	56	56
Swap Agreements*	-	-	-	407,520	407,520

Total Value	$-	$-	$-	$992,654	$992,654

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(29,336)	$(29,336)
Swap Agreements^	(349,056)	-	-	-	(349,056)
Swap Agreements^^,^^^	(8,421)	-	-	-	(8,421)

Total Value	$(357,477)	$-	$-	$(29,336)	$(386,813)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$22,220	$22,220
Swap Agreements	30,940	-	-	(152,392)	(121,452)

Total Realized Gain (Loss)	$30,940	$-	$-	$(130,172)	$(99,232)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(23,917)	$(23,917)
Futures Contracts	-	-	-	(18,721)	(18,721)
Swap Agreements	(101,073)	-	-	180,707	79,634

Total Change in Appreciation (Depreciation)	$(101,073)	$-	$-	$138,069	$36,996

Core Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$2,306,248	$2,306,248
Futures Contracts^^	-	-	-	741,224	741,224

Total Value	$-	$-	$-	$3,047,472	$3,047,472

Liability Derivatives
Swap Agreements^	$(988,353)	$-	$-	$-	$(988,353)
Swap Agreements^^,^^^	(311,874)	-	-	-	(311,874)

Total Value	$(1,300,227)	$-	$-	$-	$(1,300,227)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$107,114	$-	$107,114
Futures Contracts	-	-	-	(9,966,303)	(9,966,303)
Swap Agreements	(200,285)	-	-	624	(199,661)

Total Realized Gain (Loss)	$(200,285)	$-	$107,114	$(9,965,679)	$(10,058,850)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(94,278)	$(94,278)
Forward Contracts	-	-	(107,113)	-	(107,113)
Futures Contracts	-	-	-	243,610	243,610
Swap Agreements	(188,533)	-	-	-	(188,533)

Total Change in Appreciation (Depreciation)	$(188,533)	$-	$(107,113)	$149,332	$(146,314)

Diversified Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$769,417	$769,417
Forward Contracts*	-	-	219,035	-	219,035
Futures Contracts^^	-	-	-	120,923	120,923

Total Value	$-	$-	$219,035	$890,340	$1,109,375

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Liability Derivatives
Forward Contracts^	$-	$-	$(46,095)	$-	$(46,095)
Futures Contracts^^	-	-	-	(23,209)	(23,209)
Swap Agreements^	(124,024)	-	-	-	(124,024)
Swap Agreements^^,^^^	(56,134)	-	-	-	(56,134)

Total Value	$(180,158)	$-	$(46,095)	$(23,209)	$(249,462)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(41,182)	$-	$(41,182)
Futures Contracts	-	-	-	(1,153,426)	(1,153,426)
Swap Agreements	(45,470)	-	-	(66,948)	(112,418)

Total Realized Gain (Loss)	$(45,470)	$-	$(41,182)	$(1,220,374)	$(1,307,026)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(31,453)	$(31,453)
Forward Contracts	-	-	138,927	-	138,927
Futures Contracts	-	-	-	98,359	98,359
Swap Agreements	(17,895)	-	-	-	(17,895)

Total Change in Appreciation (Depreciation)	$(17,895)	$-	$138,927	$66,906	$187,938

Balanced Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$70,129	$70,129
Futures Contracts^^	-	45,540	-	22,128	67,668

Total Value	$-	$45,540	$-	$92,257	$137,797

Liability Derivatives
Swap Agreements^	$(26,851)	$-	$-	$-	$(26,851)
Swap Agreements^^,^^^	(8,255)	-	-	-	(8,255)

Total Value	$(35,106)	$-	$-	$-	$(35,106)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$2,828	$-	$2,828
Futures Contracts	-	(292,220)	-	(229,521)	(521,741)
Swap Agreements	(6,524)	-	-	-	(6,524)

Total Realized Gain (Loss)	$(6,524)	$(292,220)	$2,828	$(229,521)	$(525,437)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(2,867)	$(2,867)
Forward Contracts	-	-	(2,828)	-	(2,828)
Futures Contracts	-	62,600	-	23,718	86,318
Swap Agreements	(4,648)	-	-	-	(4,648)

Total Change in Appreciation (Depreciation)	$(4,648)	$62,600	$(2,828)	$20,851	$75,975

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options
Short-Duration Bond Fund	1,302	$37,555,693	$9,480,000	$9,120,000
Inflation-Protected and Income Fund	49	-	33,906,667	4,672,000
Core Bond Fund	1,454	90,792,886	26,620,000	18,416,000
Diversified Bond Fund	249	24,692,446	4,370,000	6,144,000
Balanced Fund	94	2,397,172	776,667	560,000

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2017.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2017.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
Bank of America N.A.	$102,854	$-	$-	$102,854
Goldman Sachs International	165,598	(165,598)	-	-
JP Morgan Chase Bank N.A.	139,068	(66,487)	-	72,581

	$407,520	$(232,085)	$-	$175,435

Diversified Bond Fund
Bank of America N.A.	$2,016	$(2,016)	$-	$-
BNP Paribas SA	3,736	-	-	3,736
Deutsche Bank AG	1,434	-	-	1,434
Goldman Sachs International	2,205	(2,205)	-	-
HSBC Bank USA	26,958	(9,145)	-	17,813
JP Morgan Chase Bank N.A.	182,686	(4,187)	-	178,499

	$219,035	$(17,553)	$-	$201,482

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2017.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Short-Duration Bond Fund
Goldman Sachs International	$(386,135)	$-	$274,867	$(111,268)

Inflation-Protected and Income Fund
Goldman Sachs International	$(282,569)	$165,598	$-	$(116,971)
JP Morgan Chase Bank N.A.	(66,487)	66,487	-	-

	$(349,056)	$232,085	$-	$(116,971)

Core Bond Fund
Goldman Sachs International	$(988,353)	$-	$988,353	$-

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Diversified Bond Fund
Bank of America N.A.	$(14,982)	$2,016	$-	$(12,966)
Barclays Bank PLC	(16,844)	-	-	(16,844)
Goldman Sachs International	(124,961)	2,205	-	(122,756)
HSBC Bank USA	(9,145)	9,145	-	-
JP Morgan Chase Bank N.A.	(4,187)	4,187	-	-

	$(170,119)	$17,553	$-	$(152,566)

Balanced Fund
Goldman Sachs International	$(26,851)	$-	$-	$(26,851)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The

Notes to Financial Statements (Unaudited) (Continued)

measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund
Contracts to Buy

AUD	886	Goldman Sachs International*	04/18/17	$666	$11
CLP	62,251,500	Goldman Sachs International*	05/02/17	94,000	204
SEK	2,215,147	Goldman Sachs International*	04/18/17	245,377	1,990

				340,043	2,205

CAD	131,859	HSBC Bank USA*	04/18/17	99,000	175
EUR	413,551	HSBC Bank USA*	06/06/17	446,000	(3,547)
THB	8,477,777	HSBC Bank USA*	04/18/17	238,105	8,579

				783,105	5,207

CAD	198,704	JP Morgan Chase Bank N.A.*	04/18/17	$149,187	$265
KZT	81,918,000	JP Morgan Chase Bank N.A.*	04/18/17	241,468	18,432
MXN	21,366,512	JP Morgan Chase Bank N.A.*	04/18/17	975,354	163,394
ZAR	31,533	JP Morgan Chase Bank N.A.*	04/18/17	2,266	79

				1,368,275	182,170

				$2,491,423	$189,582

Contracts to Deliver
CAD	330,563	Bank of America N.A.*	04/18/17	$250,643	$2,016
CLP	66,435,000	Bank of America N.A.*	06/06/17	100,000	(384)
INR	6,668,410	Bank of America N.A.*	04/18/17	98,000	(4,497)
MXN	6,156,210	Bank of America N.A.*	04/18/17	318,000	(10,101)

				766,643	(12,966)

ILS	560,128	Barclays Bank PLC*	04/18/17	146,193	(8,498)
INR	3,369,450	Barclays Bank PLC*	05/30/17	50,000	(1,499)
MXN	736,889	Barclays Bank PLC*	04/18/17	35,000	(4,273)
SEK	2,215,147	Barclays Bank PLC*	04/18/17	244,793	(2,574)

				475,986	(16,844)

CLP	65,117,250	BNP Paribas SA*	05/02/17	100,296	1,755
CLP	97,487,600	BNP Paribas SA*	06/06/17	148,000	695
CNH	3,427,174	BNP Paribas SA*	11/14/17	492,000	1,286

				740,296	3,736

NOK	837,193	Deutsche Bank AG*	06/06/17	99,000	1,434

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Contracts to Deliver (Continued)
AUD	886	Goldman Sachs International*	04/18/17		$651	$(26)
EUR	190,918	Goldman Sachs International*	04/18/17		202,886	(911)

					203,537	(937)

CNH	90,869	HSBC Bank USA*	11/14/17		13,000	(11)
THB	8,477,777	HSBC Bank USA*	04/18/17		241,097	(5,587)

					254,097	(5,598)

KRW	171,044,550	JP Morgan Chase Bank N.A.*	06/07/17		149,000	(4,064)
MXN	361,881	JP Morgan Chase Bank N.A.*	06/13/17		19,000	(123)

					168,000	(4,187)

					$2,707,559	$(35,362)

Cross Currency Forwards
PLN	1,917,435	HSBC Bank USA*	04/18/17	EUR	435,832	18,204

CZK	3,765,844	JP Morgan Chase Bank N.A.*	03/06/18	EUR	141,000	70
PLN	73,743	JP Morgan Chase Bank N.A.*	04/18/17	EUR	17,000	446

						516

						$18,720

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EUR	Euro
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

*	Contracts are subject to an MNA.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the

Notes to Financial Statements (Unaudited) (Continued)

asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	06/21/17	135	$18,075,235	$104,020
U.S. Treasury Note 2 Year	06/30/17	863	186,799,048	173,494
U.S. Treasury Note 5 Year	06/30/17	125	14,715,820	(3,988)

				$273,526

Futures Contracts — Short
U.S. Treasury Note 10 Year	06/21/17	82	$(10,214,125)	$(33,572)

Inflation-Protected and Income Fund
Future Contract — Long
U.S. Treasury Ultra Long Bond	06/21/17	3	$481,875	$(1,603)

Futures Contracts — Short
U.S. Treasury Long Bond	06/21/17	2	$(301,687)	$56
U.S. Treasury Note 10 Year	06/21/17	59	(7,349,188)	(27,733)

				$(27,677)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	06/21/17	22	$3,318,563	$18,319
U.S. Treasury Ultra Long Bond	06/21/17	284	45,617,500	478,092
U.S. Treasury Note 2 Year	06/30/17	225	48,701,953	36,440
U.S. Treasury Note 5 Year	06/30/17	871	102,539,836	208,373

				$741,224

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	06/21/17	55	$8,834,375	$90,935
U.S. Treasury Note 2 Year	06/30/17	98	21,212,407	17,452
U.S. Treasury Note 5 Year	06/30/17	68	8,005,406	12,536

				$120,923

Future Contract — Short
U.S. Treasury Ultra 10 Year	06/21/17	19	$(2,543,922)	$(23,209)

Notes to Financial Statements (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Balanced Fund
Futures Contracts — Long
Mini MSCI EAFE	06/16/17	17	$1,514,700	$41,676
U.S. Treasury Ultra 10 Year	06/21/17	2	267,781	4,244
U.S. Treasury Ultra Bond	06/21/17	6	963,750	9,058
U.S. Treasury Note 2 Year	06/30/17	7	1,515,172	72
U.S. Treasury Note 5 Year	06/30/17	36	4,238,156	8,754

				$63,804

Future Contract — Short
S&P 500 Emini Index	06/16/17	(42)	$(4,954,320)	$3,864

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its

Notes to Financial Statements (Unaudited) (Continued)

position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at March 31, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	6,460,000	6/20/22	(1.000%)	CDX.NA.IG.26	$ (8,187)	$ (98,468)	$(106,655)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,500,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(192,713)	$ 924	$(191,789)
Goldman Sachs International	USD	400,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(19,096)	(32,048)	(51,144)
Goldman Sachs International	USD	1,120,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(46,210)	(96,992)	(143,202)

						(258,019)	(128,116)	(386,135)

Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	510,000	6/20/22	(1.000%)	CDX.NA.IG.26	$ (647)	$ (7,774)	$ (8,421)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,220,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(156,739)	$ 751	$(155,988)
Goldman Sachs International	USD	730,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(30,119)	(63,218)	(93,337)
Goldman Sachs International	USD	260,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(12,413)	(20,831)	(33,244)
JP Morgan Chase Bank N.A.	USD	520,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(67,128)	641	(66,487)

						(266,399)	(82,657)	(349,056)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	6,500,000	10/13/17	1.125%	USA-CPI-U	$71,256	$-	$71,256
Bank of America N.A.	USD	9,000,000	11/06/17	1.275%	USA-CPI-U	96,269	-	96,269
Goldman Sachs International	USD	6,700,000	1/13/18	1.295%	USA-CPI-U	94,342	-	94,342
JP Morgan Chase Bank N.A.	USD	6,500,000	2/17/18	1.033%	USA-CPI-U	139,068	-	139,068
Bank of America N.A.	USD	5,900,000	2/16/19	2.195%	USA-CPI-U	6,585	-	6,585

						407,520	-	407,520

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	18,890,000	6/20/22	(1.000%)	CDX.NA.IG.26	$ (23,938)	$(287,936)	$(311,874)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	4,100,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(526,749)	$ 2,526	$(524,223)
Goldman Sachs International	USD	970,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(46,308)	(77,716)	(124,024)
Goldman Sachs International	USD	2,660,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(109,750)	(230,356)	(340,106)

						(682,807)	(305,546)	(988,353)

Diversified Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	3,400,000	6/20/22	(1.000%)	CDX.NA.IG.26	$ (4,309)	$ (51,825)	$ (56,134)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$ (57,814)	$ 277	$ (57,537)
Goldman Sachs International	USD	380,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(15,679)	(32,908)	(48,587)
Goldman Sachs International	USD	140,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(6,683)	(11,217)	(17,900)

						(80,176)	(43,848)	(124,024)

Balanced Fund*****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	500,000	6/20/22	(1.000%)	CDX.NA.IG.26	$(634)	$(7,621)	$(8,255)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	140,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(17,987)	$86	$(17,901)
Goldman Sachs International	USD	50,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(2,063)	(4,330)	(6,393)
Goldman Sachs International	USD	20,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(955)	(1,602)	(2,557)

						(21,005)	(5,846)	(26,851)

USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $67,611 and $274,867 in securities, respectively, at March 31, 2017.
**	Collateral for swap agreements held by Credit Suisse International amounted to $11,342 in securities at March 31, 2017. Collateral for swap agreements received from Barclays Bank PLC, amounted to $610,000 in cash at March 31, 2017.
***	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $197,765 and $1,024,343 in securities, respectively, at March 31, 2017.
****	Collateral for swap agreements held by Credit Suisse International amounted to $34,609 in securities at March 31, 2017. Collateral for swap agreements received from Barclays Bank PLC, amounted to $820,000 in cash at March 31, 2017.
*****	Collateral for swap agreements held by Credit Suisse International amounted to $9,888 in securities at March 31, 2017.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2017, the Funds had no unfunded loan commitments.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Notes to Financial Statements (Unaudited) (Continued)

The following table is a summary of the Fund(s) open reverse repurchase transactions which are subject to an MRA on a net basis at March 31, 2017:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral Pledged*	Net Amount

Inflation-Protected and Income Fund
Banque Paribas	(25,344,375)	$25,344,375	$-	$-
Daiwa Securities	(34,094,375)	34,094,375	-	-
Goldman Sachs & Co.	(74,936,834)	74,936,834	-	-
HSBC Finance Corp.	(59,469,951)	57,827,951	1,642,000	-
Morgan Stanley	(33,405,637)	33,405,637	-	-

	$(227,251,172)	$225,609,172	$1,642,000	$-

*	Collateral with a value of $231,381,472 has been pledged in connection with open reverse repurchase transactions. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2017:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 3/03/17, 0.990%, to be repurchased on demand until 6/01/17 at value plus accrued interest.	$25,344,375
Agreement with Daiwa Securities, dated 2/02/17, 0.850%, to be repurchased on demand until 5/02/17 at value plus accrued interest.	34,094,375
Agreement with Goldman Sachs & Co., dated 1/06/17, 0.860%, to be repurchased on demand until 4/04/17 at value plus accrued interest.	74,936,834
Agreement with HSBC Finance Corp., dated 3/02/17, 0.970%, to be repurchased on demand until 6/02/17 at value plus accrued interest.	59,469,951
Agreement with Morgan Stanley, dated 2/02/17, 0.800%, to be repurchased on demand until 4/07/17 at value plus accrued interest.	33,405,637

$227,251,172

Average balance outstanding	$228,875,006
Maximum balance outstanding	$264,809,962
Weighted average maturity	51days
Average interest rate	0.74%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

The type of underlying collateral and the remaining maturity of open reverse repurchase transactions in relation to the reverse repurchase agreements on the Statements of Assets and Liabilities is as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Inflation-Protected and Income Fund
Reverse Repurchase Transactions
U.S. Treasury Obligations	$-	$108,342,471	$118,908,701	$-	$227,251,172

Total Borrowings	$-	$108,342,471	$118,908,701	$-	$227,251,172

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the

Notes to Financial Statements (Unaudited) (Continued)

Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2017.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended March 31, 2017, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Value Fund	$3,459	$693	$2,766
Main Street Fund	927	187	740
Small Cap Opportunities Fund	29,917	6,026	23,891
Global Fund	50,556	10,134	40,422
International Equity Fund	23,477	3,971	19,506
Strategic Emerging Markets Fund	4,773	961	3,812

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Financial Statements (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and
0.43% on any excess over $300 million
Value Fund	0.50% on the first $250 million; and
0.47% on any excess over $250 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*	Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MML Advisers or its affiliates, including other funds registered under the 1940 Act, for which Barings provides investment advisory services, as agreed upon from time to time by MML Advisers and Barings, determined at the close of the NYSE on each day that the NYSE is open for trading.

Notes to Financial Statements (Unaudited) (Continued)

In addition, prior to December 30, 2016, Barings Real Estate Advisers LLC (“Barings Real Estate”) served as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund and was primarily responsible for managing each Fund’s commercial mortgage-backed securities. Barings Real Estate was a wholly-owned subsidiary of Barings. The appointment of Barings Real Estate as a sub-subadviser to each Fund did not relieve Barings of any obligation or liability to any of the Funds that it would otherwise have had pursuant to investment subadvisory agreements between MML Advisers and Barings with respect to each Fund, and any and all acts and omissions of Barings Real Estate in respect to any Fund were considered the acts and omissions of Barings. Effective December 30, 2016, Barings Real Estate merged with and into Barings and, as a result, no longer serves as a sub-subadviser to any of the Funds.

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Global Fund. This agreement provides that OFI manage the investment and reinvestment of the assets of the Global Fund. OFI receives a subadvisory fee from MML Advisers, based upon the Global Fund’s average daily net assets, at the following annual rate:

Global Fund	0.50% of the first $50 million;
0.40% of the next $200 million;
0.35% of the next $250 million;
0.30% of the next $250 million;
0.28% of the next $50 million; and
0.25% of any excess over $800 million

MML Advisers has entered into investment subadvisory agreements with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global Institutional manage the investment and reinvestment of the assets of these Funds. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion; and
0.30% of any excess over $1 billion
Small Cap Opportunities Fund	0.40% of the first $1 billion; and
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $50 million;
0.45% of the next $150 million;
0.40% of the next $250 million; and
0.35% of any excess over $450 million
Strategic Emerging Markets Fund	0.70%

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers contractually agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2018 based upon the average daily net assets of the applicable class of shares for the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Diversified Bond Fund	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
High Yield Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Balanced Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Value Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Strategic Emerging Markets Fund	1.05%	1.15%	1.25%	1.35%	1.60%	1.50%	1.75%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Notes to Financial Statements (Unaudited) (Continued)

For the Inflation-Protected and Income Fund, MML Advisers has agreed to voluntarily waive .03% of its management fees through January 31, 2018. MML Advisers may amend or discontinue this waiver at any time without advance notice.

For the International Equity Fund, MML Advisers has agreed to voluntarily waive .02% of its management fees through January 31, 2018. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2017:

Total % Ownership by Related Party
U.S. Government Money Market Fund	51.7%
Short-Duration Bond Fund	89.2%
Inflation-Protected and Income Fund	86.4%
Core Bond Fund	79.3%
Diversified Bond Fund	54.5%
High Yield Fund	69.2%
Balanced Fund	73.2%
Value Fund	95.4%
Disciplined Value Fund	74.8%
Main Street Fund	92.5%
Disciplined Growth Fund	74.6%
Small Cap Opportunities Fund	81.3%
Global Fund	85.0%
International Equity Fund	89.8%
Strategic Emerging Markets Fund	99.0%

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$119,163,925	$148,286,073	$84,967,880	$145,959,436
Inflation-Protected and Income Fund	28,699,353	30,946,419	49,494,819	80,092,321
Core Bond Fund	1,113,522,080	260,826,266	1,108,058,938	327,417,868
Diversified Bond Fund	171,126,844	51,217,998	177,011,969	42,203,506
High Yield Fund	-	195,388,808	-	172,579,218
Balanced Fund	38,602,580	22,413,797	40,221,097	21,826,966
Value Fund	-	20,151,063	-	30,180,036
Disciplined Value Fund	-	54,362,398	-	72,465,986
Main Street Fund	-	33,875,424	-	30,679,680
Disciplined Growth Fund	-	88,673,043	-	98,799,406
Small Cap Opportunities Fund	-	73,706,164	-	73,647,678
Global Fund	-	42,130,062	-	81,925,836
International Equity Fund	-	104,331,099	-	118,650,940
Strategic Emerging Markets Fund	-	42,825,144	-	64,945,523

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

U.S. Government Money Market Fund Class R5
Sold	993,026,711	$993,026,711	1,663,936,209	$1,663,936,205
Issued as reinvestment of dividends	117,878	117,878	11,965	11,965
Redeemed	(1,033,613,757)	(1,033,613,757)	(1,729,258,382)	(1,729,258,382)

Net increase (decrease)	(40,469,168)	$(40,469,168)	(65,310,208)	$(65,310,212)

Short-Duration Bond Fund Class I
Sold	15,559,337	$159,942,765	13,052,465	$134,134,974
Issued as reinvestment of dividends	505,892	5,124,688	406,694	4,111,675
Redeemed	(6,665,827)	(68,343,121)	(12,199,325)	(126,188,190)

Net increase (decrease)	9,399,402	$96,724,332	1,259,834	$12,058,459

Short-Duration Bond Fund Class R5
Sold	3,390,093	$34,781,371	8,767,054	$90,738,499
Issued as reinvestment of dividends	450,451	4,576,584	452,722	4,590,598
Redeemed	(6,186,805)	(63,404,160)	(5,289,514)	(54,446,557)

Net increase (decrease)	(2,346,261)	$(24,046,205)	3,930,262	$40,882,540

Short-Duration Bond Fund Service Class
Sold	2,005,197	$20,425,755	1,622,718	$16,673,754
Issued as reinvestment of dividends	110,782	1,118,894	194,326	1,958,806
Redeemed	(2,508,073)	(25,538,407)	(4,734,274)	(48,348,465)

Net increase (decrease)	(392,094)	$(3,993,758)	(2,917,230)	$(29,715,905)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Short-Duration Bond Fund Administrative Class
Sold	625,455	$6,393,178	1,644,279	$16,838,267
Issued as reinvestment of dividends	64,201	646,507	87,620	879,709
Redeemed	(1,017,888)	(10,410,803)	(2,085,242)	(21,274,386)

Net increase (decrease)	(328,232)	$(3,371,118)	(353,343)	$(3,556,410)

Short-Duration Bond Fund Class A
Sold	637,649	$6,472,897	3,068,293	$31,304,881
Issued as reinvestment of dividends	156,533	1,566,893	184,068	1,838,837
Redeemed	(3,850,507)	(38,828,549)	(2,018,225)	(20,494,377)

Net increase (decrease)	(3,056,325)	$(30,788,759)	1,234,136	$12,649,341

Short-Duration Bond Fund Class R4
Sold	508,841	$5,187,664	513,116	$5,284,172
Issued as reinvestment of dividends	19,006	192,528	17,079	172,671
Redeemed	(117,340)	(1,201,267)	(180,971)	(1,853,493)

Net increase (decrease)	410,507	$4,178,925	349,224	$3,603,350

Short-Duration Bond Fund Class R3
Sold	328,643	$3,349,936	277,492	$2,843,660
Issued as reinvestment of dividends	7,426	74,927	4,531	45,671
Redeemed	(105,599)	(1,084,446)	(76,783)	(789,271)

Net increase (decrease)	230,470	$2,340,417	205,240	$2,100,060

Inflation-Protected and Income Fund Class I
Sold	2,569,806	$26,973,733	5,757,789	$59,582,229
Issued as reinvestment of dividends	327,422	3,303,684	207,258	2,070,502
Redeemed	(2,734,616)	(28,597,168)	(9,664,230)	(101,337,771)

Net increase (decrease)	162,612	$1,680,249	(3,699,183)	$(39,685,040)

Inflation-Protected and Income Fund Class R5
Sold	1,091,161	$11,475,690	1,688,822	$17,618,935
Issued as reinvestment of dividends	169,906	1,716,053	58,204	582,044
Redeemed	(1,702,917)	(17,648,619)	(1,606,436)	(16,469,308)

Net increase (decrease)	(441,850)	$(4,456,876)	140,590	$1,731,671

Inflation-Protected and Income Fund Service Class
Sold	668,101	$6,986,510	1,262,096	$13,159,948
Issued as reinvestment of dividends	167,350	1,685,214	75,869	756,409
Redeemed	(1,746,928)	(18,108,478)	(2,327,798)	(23,987,953)

Net increase (decrease)	(911,477)	$(9,436,754)	(989,833)	$(10,071,596)

Inflation-Protected and Income Fund Administrative Class
Sold	444,678	$4,680,437	646,044	$6,834,582
Issued as reinvestment of dividends	37,333	380,046	10,477	105,506
Redeemed	(314,532)	(3,267,777)	(486,329)	(5,142,341)

Net increase (decrease)	167,479	$1,792,706	170,192	$1,797,747

Inflation-Protected and Income Fund Class A
Sold	212,907	$2,193,360	566,784	$5,819,526
Issued as reinvestment of dividends	48,160	479,192	13,621	134,169
Redeemed	(278,102)	(2,864,442)	(596,303)	(6,101,545)

Net increase (decrease)	(17,035)	$(191,890)	(15,898)	$(147,850)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Inflation-Protected and Income Fund Class R4
Sold	255,451	$2,606,957	560,700	$5,700,016
Issued as reinvestment of dividends	14,213	140,571	1,381	13,551
Redeemed	(130,501)	(1,336,311)	(155,187)	(1,581,496)

Net increase (decrease)	139,163	$1,411,217	406,894	$4,132,071

Inflation-Protected and Income Fund Class R3
Sold	155,606	$1,596,007	277,546	$2,838,252
Issued as reinvestment of dividends	7,169	71,044	350	3,444
Redeemed	(50,586)	(521,082)	(52,446)	(541,096)

Net increase (decrease)	112,189	$1,145,969	225,450	$2,300,600

Core Bond Fund Class I
Sold	10,482,037	$112,187,306	14,060,151	$156,373,556
Issued as reinvestment of dividends	1,386,692	14,601,868	2,498,443	26,658,389
Redeemed	(9,969,652)	(109,324,692)	(32,114,427)	(357,706,881)

Net increase (decrease)	1,899,077	$17,464,482	(15,555,833)	$(174,674,936)

Core Bond Fund Class R5
Sold	3,454,142	$37,747,276	2,690,313	$29,746,398
Issued as reinvestment of dividends	1,194,390	12,612,757	1,811,393	19,400,021
Redeemed	(6,494,745)	(70,123,661)	(11,634,707)	(128,971,366)

Net increase (decrease)	(1,846,213)	$(19,763,628)	(7,133,001)	$(79,824,947)

Core Bond Fund Service Class
Sold	575,013	$6,166,898	1,284,205	$14,139,544
Issued as reinvestment of dividends	226,784	2,383,497	521,970	5,558,982
Redeemed	(1,694,724)	(18,554,300)	(5,275,810)	(57,444,423)

Net increase (decrease)	(892,927)	$(10,003,905)	(3,469,635)	$(37,745,897)

Core Bond Fund Administrative Class
Sold	762,615	$8,218,033	2,300,519	$25,056,753
Issued as reinvestment of dividends	246,023	2,568,484	351,880	3,722,888
Redeemed	(1,044,966)	(11,140,296)	(2,594,694)	(28,152,274)

Net increase (decrease)	(36,328)	$(353,779)	57,705	$627,367

Core Bond Fund Class A
Sold	761,989	$8,065,620	1,636,651	$17,700,256
Issued as reinvestment of dividends	345,543	3,579,825	619,171	6,501,293
Redeemed	(2,478,517)	(26,667,800)	(3,746,735)	(40,368,193)

Net increase (decrease)	(1,370,985)	$(15,022,355)	(1,490,913)	$(16,166,644)

Core Bond Fund Class R4
Sold	275,562	$2,938,569	682,691	$7,268,738
Issued as reinvestment of dividends	45,799	472,193	38,061	398,115
Redeemed	(271,503)	(2,848,312)	(178,039)	(1,920,879)

Net increase (decrease)	49,858	$562,450	542,713	$5,745,974

Core Bond Fund Class R3
Sold	12,301	$133,803	19,547	$215,262
Issued as reinvestment of dividends	1,999	21,128	2,195	23,531
Redeemed	(4,097)	(44,523)	(7,626)	(84,886)

Net increase (decrease)	10,203	$110,408	14,116	$153,907

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Diversified Bond Fund Class I
Sold	638,646	$6,756,431	576,858	$6,148,415
Issued as reinvestment of dividends	49,002	510,116	44,663	462,260
Redeemed	(261,377)	(2,772,098)	(259,806)	(2,775,195)

Net increase (decrease)	426,271	$4,494,449	361,715	$3,835,480

Diversified Bond Fund Class R5
Sold	614,121	$6,038,890	2,095,040	$20,821,771
Issued as reinvestment of dividends	199,436	1,924,560	219,500	2,111,588
Redeemed	(401,895)	(3,976,671)	(1,243,836)	(12,358,677)

Net increase (decrease)	411,662	$3,986,779	1,070,704	$10,574,682

Diversified Bond Fund Service Class
Sold	257,115	$2,569,315	237,627	$2,399,222
Issued as reinvestment of dividends	41,458	405,459	49,674	483,829
Redeemed	(372,428)	(3,693,513)	(647,922)	(6,519,801)

Net increase (decrease)	(73,855)	$(718,739)	(360,621)	$(3,636,750)

Diversified Bond Fund Administrative Class
Sold	508,188	$5,023,919	560,811	$5,656,308
Issued as reinvestment of dividends	78,467	765,843	102,691	998,151
Redeemed	(917,524)	(9,100,360)	(828,200)	(8,323,567)

Net increase (decrease)	(330,869)	$(3,310,598)	(164,698)	$(1,669,108)

Diversified Bond Fund Class A
Sold	402,802	$4,005,077	761,793	$7,589,872
Issued as reinvestment of dividends	76,188	742,829	89,915	873,079
Redeemed	(431,119)	(4,293,455)	(910,427)	(9,102,327)

Net increase (decrease)	47,871	$454,451	(58,719)	$(639,376)

Diversified Bond Fund Class R4
Sold	279,431	$2,798,625	141,806	$1,415,357
Issued as reinvestment of dividends	11,704	113,297	9,804	94,609
Redeemed	(193,447)	(1,899,625)	(79,015)	(780,796)

Net increase (decrease)	97,688	$1,012,297	72,595	$729,170

Diversified Bond Fund Class R3
Sold	106,851	$1,053,555	238,535	$2,392,274
Issued as reinvestment of dividends	6,257	60,325	1,298	12,502
Redeemed	(41,909)	(413,769)	(26,671)	(266,225)

Net increase (decrease)	71,199	$700,111	213,162	$2,138,551

High Yield Fund Class I
Sold	10,153,169	$92,038,758	16,053,242	$140,164,355
Issued as reinvestment of dividends	1,314,336	11,671,304	840,340	6,932,809
Redeemed	(9,078,619)	(83,938,770)	(4,999,532)	(43,689,964)

Net increase (decrease)	2,388,886	$19,771,292	11,894,050	$103,407,200

High Yield Fund Class R5
Sold	1,335,511	$12,281,236	1,507,512	$13,358,792
Issued as reinvestment of dividends	335,128	2,992,693	275,924	2,287,408
Redeemed	(714,987)	(6,589,027)	(1,483,805)	(13,023,454)

Net increase (decrease)	955,652	$8,684,902	299,631	$2,622,746

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

High Yield Fund Service Class
Sold	481,217	$4,460,661	938,792	$8,283,984
Issued as reinvestment of dividends	359,582	3,214,659	479,040	3,971,242
Redeemed	(2,225,286)	(20,495,833)	(1,968,879)	(17,089,953)

Net increase (decrease)	(1,384,487)	$(12,820,513)	(551,047)	$(4,834,727)

High Yield Fund Administrative Class
Sold	571,661	$5,194,703	961,794	$8,362,359
Issued as reinvestment of dividends	201,141	1,772,049	198,184	1,621,145
Redeemed	(544,622)	(4,943,482)	(735,160)	(6,322,924)

Net increase (decrease)	228,180	$2,023,270	424,818	$3,660,580

High Yield Fund Class A
Sold	419,313	$3,802,088	620,626	$5,388,621
Issued as reinvestment of dividends	180,100	1,584,880	205,252	1,676,905
Redeemed	(603,155)	(5,499,849)	(880,422)	(7,571,832)

Net increase (decrease)	(3,742)	$(112,881)	(54,544)	$(506,306)

High Yield Fund Class R4
Sold	972,912	$8,791,117	1,994,886	$17,145,053
Issued as reinvestment of dividends	157,214	1,369,341	58,215	472,120
Redeemed	(298,887)	(2,686,321)	(331,663)	(2,805,750)

Net increase (decrease)	831,239	$7,474,137	1,721,438	$14,811,423

High Yield Fund Class R3
Sold	546,405	$5,026,567	1,256,552	$10,962,917
Issued as reinvestment of dividends	97,991	873,103	41,813	346,635
Redeemed	(159,160)	(1,468,179)	(178,837)	(1,561,478)

Net increase (decrease)	485,236	$4,431,491	1,119,528	$9,748,074

Balanced Fund Class I
Sold	262,657	$3,011,734	49,821	$525,193
Issued as reinvestment of dividends	4,322	49,009	3,775	40,088
Redeemed	(74,627)	(854,230)	(959)	(10,564)

Net increase (decrease)	192,352	$2,206,513	52,637	$554,717

Balanced Fund Class R5
Sold	132,357	$1,516,594	183,962	$2,040,064
Issued as reinvestment of dividends	105,598	1,198,538	549,138	5,842,827
Redeemed	(651,500)	(7,422,617)	(1,474,757)	(16,469,735)

Net increase (decrease)	(413,545)	$(4,707,485)	(741,657)	$(8,586,844)

Balanced Fund Service Class
Sold	27,143	$323,010	229,288	$2,747,680
Issued as reinvestment of dividends	17,515	208,078	120,436	1,339,246
Redeemed	(393,870)	(4,600,442)	(206,050)	(2,383,816)

Net increase (decrease)	(349,212)	$(4,069,354)	143,674	$1,703,110

Balanced Fund Administrative Class
Sold	335,636	$3,760,750	125,540	$1,383,702
Issued as reinvestment of dividends	25,361	288,861	85,454	912,644
Redeemed	(90,080)	(1,053,019)	(107,412)	(1,151,963)

Net increase (decrease)	270,917	$2,996,592	103,582	$1,144,383

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Balanced Fund Class A
Sold	402,927	$4,451,508	219,229	$2,362,104
Issued as reinvestment of dividends	59,723	662,927	291,391	3,036,297
Redeemed	(181,092)	(2,031,709)	(521,475)	(5,789,828)

Net increase (decrease)	281,558	$3,082,726	(10,855)	$(391,427)

Balanced Fund Class R4
Sold	14,675	$162,751	56,412	$600,705
Issued as reinvestment of dividends	4,732	52,192	21,474	222,254
Redeemed	(15,535)	(176,619)	(41,431)	(429,165)

Net increase (decrease)	3,872	$38,324	36,455	$393,794

Balanced Fund Class R3
Sold	208,027	$2,283,811	330,972	$3,677,203
Issued as reinvestment of dividends	10,944	120,390	39,268	405,641
Redeemed	(54,009)	(603,681)	(68,421)	(728,935)

Net increase (decrease)	164,962	$1,800,520	301,819	$3,353,909

Value Fund Class I
Sold			-	$-
Issued as reinvestment of dividends			- +	2
Redeemed			(5)	(107)

Net increase (decrease)			(5)	$(105)

Value Fund Class R5
Sold	26,820	$615,319	29,655	$606,091
Issued as reinvestment of dividends	34,720	794,392	35,561	721,893
Redeemed	(483,093)	(11,290,016)	(241,660)	(4,868,307)

Net increase (decrease)	(421,553)	$(9,880,305)	(176,444)	$(3,540,323)

Value Fund Service Class
Sold	580	$13,507	1,345	$28,228
Issued as reinvestment of dividends	104	2,379	91	1,852
Redeemed	(1,595)	(36,633)	(282)	(5,906)

Net increase (decrease)	(911)	$(20,747)	1,154	$24,174

Value Fund Administrative Class
Sold	38,493	$876,027	31,011	$629,277
Issued as reinvestment of dividends	7,879	180,911	7,770	158,282
Redeemed	(39,521)	(895,782)	(101,645)	(2,081,557)

Net increase (decrease)	6,851	$161,156	(62,864)	$(1,293,998)

Value Fund Class A
Sold	7,133	$162,601	12,631	$258,606
Issued as reinvestment of dividends	3,098	71,194	3,328	67,859
Redeemed	(36,775)	(836,380)	(75,363)	(1,546,713)

Net increase (decrease)	(26,544)	$(602,585)	(59,404)	$(1,220,248)

Value Fund Class R4
Issued as reinvestment of dividends			- +	$2
Redeemed			(10)	(199)

Net increase (decrease)			(10)	$(197)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Value Fund Class R3
Sold	140	$3,194	91	$1,850
Issued as reinvestment of dividends	4	102	3	53
Redeemed	(25)	(587)	(7)	(142)

Net increase (decrease)	119	$2,709	87	$1,761

Disciplined Value Fund Class I
Sold	1,530,747	$25,134,363	3,431,726	$52,221,364
Issued as reinvestment of dividends	295,221	4,850,481	465,524	6,945,621
Redeemed	(1,788,687)	(28,989,321)	(10,428,754)	(164,497,980)

Net increase (decrease)	37,281	$995,523	(6,531,504)	$(105,330,995)

Disciplined Value Fund Class R5
Sold	773,197	$12,588,648	271,272	$4,116,817
Issued as reinvestment of dividends	215,526	3,547,565	122,191	1,825,546
Redeemed	(801,998)	(13,551,897)	(658,335)	(9,906,198)

Net increase (decrease)	186,725	$2,584,316	(264,872)	$(3,963,835)

Disciplined Value Fund Service Class
Sold	152,635	$2,517,986	402,248	$6,069,204
Issued as reinvestment of dividends	196,502	3,212,814	175,006	2,598,844
Redeemed	(1,262,843)	(20,005,730)	(1,014,180)	(15,411,330)

Net increase (decrease)	(913,706)	$(14,274,930)	(436,926)	$(6,743,282)

Disciplined Value Fund Administrative Class
Sold	33,551	$563,829	69,348	$1,072,405
Issued as reinvestment of dividends	22,085	367,502	18,121	273,628
Redeemed	(85,722)	(1,450,795)	(230,829)	(3,566,819)

Net increase (decrease)	(30,086)	$(519,464)	(143,360)	$(2,220,786)

Disciplined Value Fund Class A
Sold	60,161	$1,006,981	176,047	$2,725,708
Issued as reinvestment of dividends	39,100	634,592	18,643	275,162
Redeemed	(87,374)	(1,404,702)	(92,501)	(1,391,123)

Net increase (decrease)	11,887	$236,871	102,189	$1,609,747

Disciplined Value Fund Class R4
Sold	213,831	$3,479,169	97,797	$1,511,747
Issued as reinvestment of dividends	23,471	379,060	6,213	91,383
Redeemed	(42,195)	(691,639)	(16,301)	(245,322)

Net increase (decrease)	195,107	$3,166,590	87,709	$1,357,808

Disciplined Value Fund Class R3
Sold	66,547	$1,099,468	133,800	$1,945,948
Issued as reinvestment of dividends	3,344	54,835	97	1,443
Redeemed	(6,549)	(108,870)	(105,790)	(1,670,070)

Net increase (decrease)	63,342	$1,045,433	28,107	$277,321

Main Street Fund Class I
Sold	191,603	$2,042,827	74,242	$775,688
Issued as reinvestment of dividends	5,006	52,559	950	9,218
Redeemed	(19,525)	(209,217)	(6,958)	(76,863)

Net increase (decrease)	177,084	$1,886,169	68,234	$708,043

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Main Street Fund Class R5
Sold	568,443	$5,953,300	814,150	$10,206,587
Issued as reinvestment of dividends	295,483	3,102,575	2,723,512	26,445,301
Redeemed	(665,891)	(7,129,620)	(1,554,370)	(16,326,793)

Net increase (decrease)	198,035	$1,926,255	1,983,292	$20,325,095

Main Street Fund Service Class
Sold	25,483	$277,978	53,859	$561,634
Issued as reinvestment of dividends	3,496	37,898	59,838	597,779
Redeemed	(110,846)	(1,180,522)	(397,401)	(5,671,026)

Net increase (decrease)	(81,867)	$(864,646)	(283,704)	$(4,511,613)

Main Street Fund Administrative Class
Sold	327,861	$3,481,778	202,028	$2,196,323
Issued as reinvestment of dividends	111,956	1,175,533	1,139,395	11,063,523
Redeemed	(334,626)	(3,547,570)	(824,549)	(8,790,081)

Net increase (decrease)	105,191	$1,109,741	516,874	$4,469,765

Main Street Fund Class A
Sold	100,104	$1,041,628	254,961	$2,648,319
Issued as reinvestment of dividends	44,183	458,618	458,924	4,405,674
Redeemed	(95,701)	(998,507)	(506,735)	(5,196,285)

Net increase (decrease)	48,586	$501,739	207,150	$1,857,708

Main Street Fund Class R4
Sold	115,767	$1,194,908	339,113	$3,454,121
Issued as reinvestment of dividends	13,853	142,686	2,372	22,677
Redeemed	(28,972)	(304,252)	(14,696)	(150,732)

Net increase (decrease)	100,648	$1,033,342	326,789	$3,326,066

Main Street Fund Class R3
Sold	40,772	$419,398	64,073	$699,287
Issued as reinvestment of dividends	4,373	45,480	10,020	96,689
Redeemed	(3,076)	(32,699)	(6,464)	(65,692)

Net increase (decrease)	42,069	$432,179	67,629	$730,284

Disciplined Growth Fund Class I
Sold	2,876,038	$33,347,965	5,952,867	$67,693,803
Issued as reinvestment of dividends	788,308	8,765,987	1,469,551	16,414,882
Redeemed	(2,901,586)	(33,376,052)	(14,501,026)	(166,603,239)

Net increase (decrease)	762,760	$8,737,900	(7,078,608)	$(82,494,554)

Disciplined Growth Fund Class R5
Sold	1,087,212	$12,586,125	842,095	$9,475,004
Issued as reinvestment of dividends	606,849	6,760,298	659,316	7,371,156
Redeemed	(1,471,780)	(17,232,017)	(2,450,267)	(27,954,773)

Net increase (decrease)	222,281	$2,114,406	(948,856)	$(11,108,613)

Disciplined Growth Fund Service Class
Sold	313,711	$3,633,361	523,863	$5,931,125
Issued as reinvestment of dividends	487,956	5,450,470	666,975	7,476,786
Redeemed	(1,783,653)	(20,751,187)	(2,023,734)	(22,987,765)

Net increase (decrease)	(981,986)	$(11,667,356)	(832,896)	$(9,579,854)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Disciplined Growth Fund Administrative Class
Sold	867,815	$10,356,615	598,748	$6,921,739
Issued as reinvestment of dividends	261,768	2,952,742	253,191	2,863,597
Redeemed	(494,749)	(5,759,323)	(528,609)	(6,007,846)

Net increase (decrease)	634,834	$7,550,034	323,330	$3,777,490

Disciplined Growth Fund Class A
Sold	207,745	$2,367,972	667,957	$7,302,947
Issued as reinvestment of dividends	269,268	2,967,338	270,812	2,997,888
Redeemed	(584,397)	(6,718,331)	(965,793)	(10,898,169)

Net increase (decrease)	(107,384)	$(1,383,021)	(27,024)	$(597,334)

Disciplined Growth Fund Class R4
Sold	715,250	$8,130,256	887,025	$10,016,241
Issued as reinvestment of dividends	116,208	1,273,641	62,015	684,022
Redeemed	(213,263)	(2,442,661)	(264,491)	(2,975,146)

Net increase (decrease)	618,195	$6,961,236	684,549	$7,725,117

Disciplined Growth Fund Class R3
Sold	38,959	$435,542	231,824	$2,570,463
Issued as reinvestment of dividends	22,655	248,074	29,017	319,473
Redeemed	(20,933)	(238,480)	(309,402)	(3,414,413)

Net increase (decrease)	40,681	$445,136	(48,561)	$(524,477)

Small Cap Opportunities Fund Class I
Sold	261,728	$3,873,716	286,501	$3,976,110
Issued as reinvestment of dividends	10,335	151,310	16,948	215,753
Redeemed	(59,267)	(876,405)	(39,704)	(509,125)

Net increase (decrease)	212,796	$3,148,621	263,745	$3,682,738

Small Cap Opportunities Fund Class R5
Sold	469,024	$6,899,358	362,600	$4,763,279
Issued as reinvestment of dividends	153,259	2,240,643	484,965	6,163,903
Redeemed	(842,480)	(12,476,562)	(655,837)	(8,651,690)

Net increase (decrease)	(220,197)	$(3,336,561)	191,728	$2,275,492

Small Cap Opportunities Fund Service Class
Sold	83,542	$1,190,871	476,495	$6,517,316
Issued as reinvestment of dividends	33,841	494,080	91,262	1,159,029
Redeemed	(74,965)	(1,100,310)	(101,465)	(1,309,009)

Net increase (decrease)	42,418	$584,641	466,292	$6,367,336

Small Cap Opportunities Fund Administrative Class
Sold	348,125	$4,962,461	361,220	$4,769,152
Issued as reinvestment of dividends	48,183	700,098	125,782	1,589,890
Redeemed	(161,190)	(2,331,047)	(521,928)	(7,113,282)

Net increase (decrease)	235,118	$3,331,512	(34,926)	$(754,240)

Small Cap Opportunities Fund Class A
Sold	438,104	$6,226,748	816,162	$10,490,835
Issued as reinvestment of dividends	157,772	2,251,414	547,510	6,800,076
Redeemed	(910,099)	(12,848,933)	(1,105,166)	(14,389,528)

Net increase (decrease)	(314,223)	$(4,370,771)	258,506	$2,901,383

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Small Cap Opportunities Fund Class R4
Sold	266,846	$3,715,160	367,076	$4,539,252
Issued as reinvestment of dividends	15,341	217,381	10,215	126,151
Redeemed	(74,590)	(1,061,459)	(85,139)	(1,090,144)

Net increase (decrease)	207,597	$2,871,082	292,152	$3,575,259

Small Cap Opportunities Fund Class R3
Sold	162,660	$2,306,528	356,665	$4,627,657
Issued as reinvestment of dividends	13,841	195,846	17,139	211,494
Redeemed	(51,528)	(718,020)	(51,552)	(656,893)

Net increase (decrease)	124,973	$1,784,354	322,252	$4,182,258

Global Fund Class I
Sold	1,471,081	$19,594,701	1,240,605	$15,937,011
Issued as reinvestment of dividends	53,182	692,427	19,723	265,859
Redeemed	(593,434)	(7,785,684)	(104,352)	(1,381,238)

Net increase (decrease)	930,829	$12,501,444	1,155,976	$14,821,632

Global Fund Class R5
Sold	484,782	$6,592,262	266,787	$3,628,888
Issued as reinvestment of dividends	368,422	4,800,537	1,061,497	14,308,984
Redeemed	(2,503,638)	(33,817,201)	(3,970,723)	(50,714,785)

Net increase (decrease)	(1,650,434)	$(22,424,402)	(2,642,439)	$(32,776,913)

Global Fund Service Class
Sold	128,514	$1,753,888	536,351	$7,546,075
Issued as reinvestment of dividends	71,863	929,195	226,584	3,031,690
Redeemed	(711,740)	(9,457,995)	(824,489)	(10,573,613)

Net increase (decrease)	(511,363)	$(6,774,912)	(61,554)	$4,152

Global Fund Administrative Class
Sold	181,802	$2,498,778	503,850	$6,652,106
Issued as reinvestment of dividends	279,904	3,647,145	730,485	9,846,944
Redeemed	(1,018,256)	(13,783,084)	(2,546,020)	(33,494,240)

Net increase (decrease)	(556,550)	$(7,637,161)	(1,311,685)	$(16,995,190)

Global Fund Class A
Sold	114,202	$1,517,605	213,653	$2,833,054
Issued as reinvestment of dividends	81,985	1,059,247	253,681	3,389,184
Redeemed	(458,494)	(6,091,549)	(1,001,274)	(12,779,532)

Net increase (decrease)	(262,307)	$(3,514,697)	(533,940)	$(6,557,294)

Global Fund Class R4
Sold	62,125	$816,124	352,039	$4,760,090
Issued as reinvestment of dividends	14,582	186,644	22,365	296,555
Redeemed	(67,884)	(917,558)	(100,236)	(1,228,528)

Net increase (decrease)	8,823	$85,210	274,168	$3,828,117

Global Fund Class R3
Sold	55,401	$731,389	580,735	$7,557,485
Issued as reinvestment of dividends	23,360	301,116	29,266	390,706
Redeemed	(111,628)	(1,496,078)	(164,736)	(2,082,290)

Net increase (decrease)	(32,867)	$(463,573)	445,265	$5,865,901

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

International Equity Fund Class I
Sold	3,975,965	$45,036,828	5,126,763	$59,500,946
Issued as reinvestment of dividends	497,781	5,410,882	767,136	8,806,720
Redeemed	(3,478,206)	(39,603,482)	(4,314,817)	(50,479,188)

Net increase (decrease)	995,540	$10,844,228	1,579,082	$17,828,478

International Equity Fund Class R5
Sold	355,420	$4,029,896	832,489	$9,732,787
Issued as reinvestment of dividends	492,851	5,357,286	1,004,612	11,542,997
Redeemed	(2,397,332)	(26,821,935)	(5,155,511)	(60,156,188)

Net increase (decrease)	(1,549,061)	$(17,434,753)	(3,318,410)	$(38,880,404)

International Equity Fund Service Class
Sold	74,495	$843,257	415,401	$4,758,303
Issued as reinvestment of dividends	51,122	554,674	90,960	1,042,403
Redeemed	(491,062)	(5,493,160)	(509,062)	(5,870,248)

Net increase (decrease)	(365,445)	$(4,095,229)	(2,701)	$(69,542)

International Equity Fund Administrative Class
Sold	331,539	$3,664,270	284,044	$3,244,782
Issued as reinvestment of dividends	41,455	447,715	78,606	896,894
Redeemed	(197,461)	(2,205,212)	(498,193)	(5,704,388)

Net increase (decrease)	175,533	$1,906,773	(135,543)	$(1,562,712)

International Equity Fund Class A
Sold	174,251	$1,906,559	477,964	$5,257,944
Issued as reinvestment of dividends	82,618	867,485	185,538	2,059,474
Redeemed	(588,691)	(6,485,959)	(1,179,715)	(13,216,576)

Net increase (decrease)	(331,822)	$(3,711,915)	(516,213)	$(5,899,158)

International Equity Fund Class R4
Sold	454,085	$4,922,733	357,253	$3,900,990
Issued as reinvestment of dividends	12,775	133,121	2,014	22,234
Redeemed	(80,926)	(877,033)	(72,739)	(811,118)

Net increase (decrease)	385,934	$4,178,821	286,528	$3,112,106

International Equity Fund Class R3
Sold	434,089	$4,671,871	353,737	$3,922,066
Issued as reinvestment of dividends	8,872	92,179	4,298	47,362
Redeemed	(100,070)	(1,091,704)	(88,685)	(988,052)

Net increase (decrease)	342,891	$3,672,346	269,350	$2,981,376

Strategic Emerging Markets Fund Class I
Sold	3,336,642	$35,465,460	7,117,369	$69,627,630
Issued as reinvestment of dividends	204,745	2,039,263	125,734	1,204,528
Redeemed	(5,666,336)	(59,079,503)	(2,194,935)	(21,313,663)

Net increase (decrease)	(2,124,949)	$(21,574,780)	5,048,168	$49,518,495

Strategic Emerging Markets Fund Class R5
Sold	5,797	$61,404	7,941	$78,778
Issued as reinvestment of dividends	3,166	31,977	1,403	13,627
Redeemed	(322)	(3,393)	(515,991)	(4,934,809)

Net increase (decrease)	8,641	$89,988	(506,647)	$(4,842,404)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Strategic Emerging Markets Fund Service Class
Sold	13,454	$143,268	57,885	$545,681
Issued as reinvestment of dividends	7,416	73,865	4,604	44,104
Redeemed	(754,112)	(7,831,727)	(62,560)	(615,742)

Net increase (decrease)	(733,242)	$(7,614,594)	(71)	$(25,957)

Strategic Emerging Markets Fund Administrative Class
Sold	61,405	$631,633	37,722	$356,889
Issued as reinvestment of dividends	1,167	11,682	227	2,191
Redeemed	(4,446)	(47,087)	(22,210)	(198,297)

Net increase (decrease)	58,126	$596,228	15,739	$160,783

Strategic Emerging Markets Fund Class A
Sold	3,450	$36,192	6,619	$61,796
Issued as reinvestment of dividends	18	183	9	82
Redeemed	(3,147)	(34,141)	(18,692)	(191,687)

Net increase (decrease)	321	$2,234	(12,064)	$(129,809)

Strategic Emerging Markets Fund Class R4
Sold	36,343	$374,393	45,526	$435,805
Issued as reinvestment of dividends	799	7,912	35	333
Redeemed	(17,585)	(186,320)	(1,878)	(19,010)

Net increase (decrease)	19,557	$195,985	43,683	$417,128

Strategic Emerging Markets Fund Class R3
Sold	20,450	$215,916	41,899	$416,440
Issued as reinvestment of dividends	442	4,366	43	411
Redeemed	(11,728)	(121,778)	(2,110)	(20,574)

Net increase (decrease)	9,164	$98,504	39,832	$396,277

+	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2017, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2017, were waived for any redemptions or exchanges subject to such a charge.

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$594,140,713	$6,620,334	$(6,603,806)	$16,528
Inflation-Protected and Income Fund	512,293,350	6,908,175	(3,291,800)	3,616,375
Core Bond Fund	1,293,405,471	16,828,107	(12,175,709)	4,652,398
Diversified Bond Fund	209,856,476	3,232,280	(1,881,688)	1,350,592
High Yield Fund	444,377,085	14,011,382	(5,586,458)	8,424,924
Balanced Fund	116,607,178	12,916,499	(2,747,965)	10,168,534
Value Fund	53,205,855	9,907,574	(1,229,653)	8,677,921
Disciplined Value Fund	187,145,781	29,881,340	(4,713,044)	25,168,296
Main Street Fund	119,168,137	20,603,103	(986,163)	19,616,940
Disciplined Growth Fund	335,661,449	57,731,292	(9,012,170)	48,719,122
Small Cap Opportunities Fund	184,810,627	32,597,890	(3,452,378)	29,145,512
Global Fund	200,747,080	122,060,292	(4,620,566)	117,439,726
International Equity Fund	437,549,494	87,920,510	(27,781,877)	60,138,633
Strategic Emerging Markets Fund	181,076,007	27,659,991	(5,517,921)	22,142,070

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2017, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2016, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017
Value Fund	$-	$32,385,573

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At September 30, 2016, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$1,421,271	$9,469,545
Inflation-Protected and Income Fund	-	2,752,784
Diversified Bond Fund	-	466,614
High Yield Fund	2,914,543	7,712,338
Strategic Emerging Markets Fund	10,431,237	15,066,925

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2016, post-October capital losses:

Post-October Loss
Core Bond Fund	$15,644,050
Diversified Bond Fund	164,775
High Yield Fund	5,422,943
Value Fund	709,908

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2016, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$11,965	$-	$-
Short-Duration Bond Fund	13,710,818	-	-
Inflation-Protected and Income Fund	3,666,654	-	-
Core Bond Fund	52,085,840	10,182,126	-
Diversified Bond Fund	5,041,850	-	-
High Yield Fund	17,318,623	-	-
Balanced Fund	3,566,564	8,254,777	-
Value Fund	953,776	-	-
Disciplined Value Fund	6,224,660	5,795,161	-
Main Street Fund	4,106,333	38,583,365	-
Disciplined Growth Fund	9,124,718	29,021,370	-
Small Cap Opportunities Fund	724,909	15,563,172	-
Global Fund	2,636,067	28,912,183	-
International Equity Fund	5,340,091	19,087,059	-
Strategic Emerging Markets Fund	1,266,812	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2016:

Amount
Global Fund	$319,732
International Equity Fund	572,297
Strategic Emerging Markets Fund	219,563

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2016, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$1,235	$-	$(98,506)	$-
Short-Duration Bond Fund	9,532,341	(10,890,816)	(95,311)	(316,316)
Inflation-Protected and Income Fund	5,804,238	(2,752,784)	(49,947)	5,652,453
Core Bond Fund	27,885,858	-	(15,928,446)	21,046,552
Diversified Bond Fund	3,209,621	(466,614)	(198,126)	3,787,941
High Yield Fund	16,746,451	(10,626,881)	(5,457,271)	7,381,576
Balanced Fund	1,975,790	126,106	(30,928)	3,406,006
Value Fund	586,888	(32,385,573)	(762,675)	6,200,013
Disciplined Value Fund	5,236,584	6,608,093	(49,029)	7,803,844
Main Street Fund	1,088,844	3,036,396	(28,052)	11,395,502
Disciplined Growth Fund	8,763,013	18,684,374	(48,529)	17,320,575
Small Cap Opportunities Fund	1,317,596	2,241,410	(40,872)	16,509,051
Global Fund	3,263,756	6,248,056	(62,527)	103,444,112
International Equity Fund	5,755,122	6,949,677	(111,860)	33,995,105
Strategic Emerging Markets Fund	2,170,490	(25,498,162)	(20,056)	8,956,654

The Funds did not have any unrecognized tax benefits at March 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2017, was as follows:

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Net Realized Gain (Loss)

Global Fund
Oppenheimer Institutional Money Market Fund Class E*	3,661,292	33,204,672	29,265,656	7,600,308	$7,600,308	$7,812	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	6,403,734	58,987,808	55,698,640	9,692,902	$9,692,902	$23,836	$-

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements (Unaudited) (Continued)

9.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In November 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In December 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-19, Technical Corrections and Improvements (“ASU 2016-19”). ASU 2016-19 includes simplification and minor improvements to topics on insurance and troubled debt restructuring. The amendment requires an entity to disclose when there has been a change in a valuation approach, a valuation technique, or both. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Notes to Financial Statements (Continued)

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

11.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2017:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.49%	$1,000.30	$2.44	$1,022.50	$2.47
Short-Duration Bond Fund
Class I	1,000	0.40%	1,007.90	2.00	1,022.90	2.02
Class R5	1,000	0.50%	1,007.90	2.50	1,022.40	2.52
Service Class	1,000	0.60%	1,007.60	3.00	1,021.90	3.02
Administrative Class	1,000	0.70%	1,006.60	3.50	1,021.40	3.53
Class A	1,000	0.95%	1,005.10	4.75	1,020.20	4.78
Class R4	1,000	0.85%	1,005.80	4.25	1,020.70	4.28
Class R3	1,000	1.10%	1,004.10	5.50	1,019.40	5.54

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.45%	$989.20	$2.23	$1,022.70	$2.27
Class R5	1,000	0.55%	988.30	2.73	1,022.20	2.77
Service Class	1,000	0.65%	988.00	3.22	1,021.70	3.28
Administrative Class	1,000	0.75%	987.70	3.72	1,021.20	3.78
Class A	1,000	1.00%	986.00	4.95	1,019.90	5.04
Class R4	1,000	0.90%	986.80	4.46	1,020.40	4.53
Class R3	1,000	1.15%	985.20	5.69	1,019.20	5.79
Core Bond Fund
Class I	1,000	0.42%	984.80	2.08	1,022.80	2.12
Class R5	1,000	0.52%	983.80	2.57	1,022.30	2.62
Service Class	1,000	0.62%	983.00	3.07	1,021.80	3.13
Administrative Class	1,000	0.72%	983.30	3.56	1,021.30	3.63
Class A	1,000	0.97%	981.70	4.79	1,020.10	4.89
Class R4	1,000	0.87%	982.20	4.30	1,020.60	4.38
Class R3	1,000	1.12%	981.70	5.53	1,019.30	5.64
Diversified Bond Fund
Class I	1,000	0.51%	990.80	2.53	1,022.40	2.57
Class R5	1,000	0.61%	990.10	3.03	1,021.90	3.07
Service Class	1,000	0.71%	989.10	3.52	1,021.40	3.58
Administrative Class	1,000	0.81%	989.00	4.02	1,020.90	4.08
Class A	1,000	1.06%	986.60	5.25	1,019.60	5.34
Class R4	1,000	0.96%	987.70	4.76	1,020.10	4.83
Class R3	1,000	1.21%	987.00	5.99	1,018.90	6.09
High Yield Fund
Class I	1,000	0.54%	1,055.30	2.77	1,022.20	2.72
Class R5	1,000	0.64%	1,055.20	3.28	1,021.70	3.23
Service Class	1,000	0.74%	1,053.80	3.79	1,021.20	3.73
Administrative Class	1,000	0.84%	1,052.80	4.30	1,020.70	4.23
Class A	1,000	1.09%	1,052.40	5.58	1,019.50	5.49
Class R4	1,000	0.99%	1,052.20	5.07	1,020.00	4.99
Class R3	1,000	1.24%	1,051.00	6.34	1,018.70	6.24
Balanced Fund
Class I	1,000	0.60%	1,063.30	3.09	1,021.90	3.02
Class R5	1,000	0.70%	1,062.20	3.60	1,021.40	3.53
Service Class	1,000	0.80%	1,062.10	4.11	1,020.90	4.03
Administrative Class	1,000	0.90%	1,060.70	4.62	1,020.40	4.53
Class A	1,000	1.15%	1,060.40	5.91	1,019.20	5.79
Class R4	1,000	1.05%	1,060.90	5.40	1,019.70	5.29
Class R3	1,000	1.30%	1,059.70	6.68	1,018.40	6.54
Value Fund
Class I	1,000	0.60%	1,104.80	3.15	1,021.90	3.02
Class R5	1,000	0.70%	1,104.80	3.67	1,021.40	3.53
Service Class	1,000	0.80%	1,103.50	4.20	1,020.90	4.03
Administrative Class	1,000	0.90%	1,103.40	4.72	1,020.40	4.53
Class A	1,000	1.15%	1,102.20	6.03	1,019.20	5.79
Class R4	1,000	1.05%	1,102.70	5.50	1,019.70	5.29
Class R3	1,000	1.30%	1,101.30	6.81	1,018.40	6.54

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Value Fund
Class I	$1,000	0.57%	$1,118.50	$3.01	$1,022.10	$2.87
Class R5	1,000	0.67%	1,118.10	3.54	1,021.60	3.38
Service Class	1,000	0.77%	1,117.20	4.06	1,021.10	3.88
Administrative Class	1,000	0.87%	1,116.40	4.59	1,020.60	4.38
Class A	1,000	1.12%	1,115.10	5.91	1,019.30	5.64
Class R4	1,000	1.02%	1,116.00	5.38	1,019.80	5.14
Class R3	1,000	1.27%	1,114.40	6.69	1,018.60	6.39
Main Street Fund
Class I	1,000	0.71%	1,104.00	3.72	1,021.40	3.58
Class R5	1,000	0.81%	1,103.90	4.25	1,020.90	4.08
Service Class	1,000	0.91%	1,102.90	4.77	1,020.40	4.58
Administrative Class	1,000	1.01%	1,102.70	5.29	1,019.90	5.09
Class A	1,000	1.26%	1,101.80	6.60	1,018.60	6.34
Class R4	1,000	1.16%	1,102.50	6.08	1,019.10	5.84
Class R3	1,000	1.41%	1,101.10	7.39	1,017.90	7.09
Disciplined Growth Fund
Class I	1,000	0.53%	1,108.60	2.79	1,022.30	2.67
Class R5	1,000	0.63%	1,108.20	3.31	1,021.80	3.18
Service Class	1,000	0.73%	1,107.40	3.84	1,021.30	3.68
Administrative Class	1,000	0.83%	1,106.60	4.36	1,020.80	4.18
Class A	1,000	1.08%	1,106.40	5.67	1,019.50	5.44
Class R4	1,000	0.98%	1,106.50	5.15	1,020.00	4.94
Class R3	1,000	1.23%	1,104.60	6.45	1,018.80	6.19
Small Cap Opportunities Fund
Class I	1,000	0.69%	1,141.30	3.68	1,021.50	3.48
Class R5	1,000	0.79%	1,140.60	4.22	1,021.00	3.98
Service Class	1,000	0.89%	1,140.00	4.75	1,020.50	4.48
Administrative Class	1,000	0.99%	1,139.90	5.28	1,020.00	4.99
Class A	1,000	1.24%	1,138.20	6.61	1,018.70	6.24
Class R4	1,000	1.14%	1,138.30	6.08	1,019.20	5.74
Class R3	1,000	1.39%	1,136.70	7.40	1,018.00	6.99
Global Fund
Class I	1,000	0.86%	1,106.40	4.52	1,020.60	4.33
Class R5	1,000	0.96%	1,106.70	5.04	1,020.10	4.83
Service Class	1,000	1.06%	1,106.00	5.57	1,019.60	5.34
Administrative Class	1,000	1.16%	1,105.30	6.09	1,019.10	5.84
Class A	1,000	1.41%	1,104.40	7.40	1,017.90	7.09
Class R4	1,000	1.31%	1,104.30	6.87	1,018.40	6.59
Class R3	1,000	1.56%	1,103.20	8.18	1,017.20	7.85
International Equity Fund
Class I	1,000	0.94%	1,018.40	4.73	1,020.20	4.73
Class R5	1,000	1.04%	1,017.20	5.23	1,019.70	5.24
Service Class	1,000	1.14%	1,017.20	5.73	1,019.20	5.74
Administrative Class	1,000	1.24%	1,016.10	6.23	1,018.70	6.24
Class A	1,000	1.49%	1,015.20	7.49	1,017.50	7.49
Class R4	1,000	1.39%	1,016.60	6.99	1,018.00	6.99
Class R3	1,000	1.64%	1,014.90	8.24	1,016.80	8.25

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Emerging Markets Fund
Class I	$1,000	1.05%	$1,048.90	$5.36	$1,019.70	$5.29
Class R5	1,000	1.15%	1,048.80	5.87	1,019.20	5.79
Service Class	1,000	1.25%	1,047.70	6.38	1,018.70	6.29
Administrative Class	1,000	1.35%	1,047.80	6.89	1,018.20	6.79
Class A	1,000	1.60%	1,046.90	8.17	1,017.00	8.05
Class R4	1,000	1.50%	1,047.80	7.66	1,017.50	7.54
Class R3	1,000	1.75%	1,045.30	8.92	1,016.20	8.80

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2017, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2017 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-42371-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/24/2017

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock , Treasurer and Principal Financial Officer

Date	5/24/2017